UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5251

Fidelity Concord Street Trust
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 29

Date of reporting period:	February 29, 2008

Item 1. Reports to Stockholders

Spartan® Total Market Index
Spartan Extended Market Index
Spartan International Index
Funds -
Investor Class
Fidelity Advantage Class

Annual Report

February 29, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders
Shareholder Expense Example	<Click Here>	An example of shareholder expenses

Spartan Total Market Index Fund	<Click Here>	Performance
	<Click Here>	Management's Discussion
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements

Spartan Extended Market Index Fund	<Click Here>	Performance
	<Click Here>	Management's Discussion
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements

Spartan International Index Fund	<Click Here>	Performance
	<Click Here>	Management's Discussion
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Notes	<Click Here>	Notes to the Financial Statements
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>
Prospectus	P-1

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(Photograph of Edward C. Johnson 3d.)

Dear Shareholder:

Continuation of a credit squeeze, flat consumer spending and a potential recession weighed heavily on stocks in the opening months of 2008, though positive results in investment-grade bonds and money markets offered some comfort to investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2007 to February 29, 2008).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value September 1, 2007	Ending Account Value February 29, 2008	Expenses Paid During Period* September 1, 2007 to February 29, 2008
Spartan Total Market Index
Investor Class
Actual	$ 1,000.00	$ 912.80	$ .48
HypotheticalA	$ 1,000.00	$ 1,024.37	$ .50
Fidelity Advantage Class
Actual	$ 1,000.00	$ 912.70	$ .33
HypotheticalA	$ 1,000.00	$ 1,024.52	$ .35
Spartan Extended Market Index
Investor Class
Actual	$ 1,000.00	$ 914.10	$ .48
HypotheticalA	$ 1,000.00	$ 1,024.37	$ .50
Fidelity Advantage Class
Actual	$ 1,000.00	$ 914.10	$ .33
HypotheticalA	$ 1,000.00	$ 1,024.52	$ .35
Spartan International Index
Investor Class
Actual	$ 1,000.00	$ 942.30	$ .48
HypotheticalA	$ 1,000.00	$ 1,024.37	$ .50
Fidelity Advantage Class
Actual	$ 1,000.00	$ 942.30	$ .34
HypotheticalA	$ 1,000.00	$ 1,024.52	$ .35

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Annual Report

Annualized Expense Ratio
Spartan Total Market Index
Investor Class	.10%
Fidelity Advantage Class	.07%
Spartan Extended Market Index
Investor Class	.10%
Fidelity Advantage Class	.07%
Spartan International Index
Investor Class	.10%
Fidelity Advantage Class	.07%

Annual Report

Spartan Total Market Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended February 29, 2008	Past 1 year	Past 5 years	Past 10 years
Spartan® Total Market Index Fund - Investor Class	-4.10%	12.72%	4.46%
Spartan Total Market Index Fund - Fidelity Advantage Class A	-4.07%	12.73%	4.47%

A The initial offering of Fidelity Advantage Class took place on October 14, 2005. Returns prior to October 14, 2005, are those of Investor Class.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Spartan® Total Market Index Fund - Investor Class on February 28, 1998. The chart shows how the value of your investment would have changed, and also shows how the Dow Jones Wilshire 5000 Composite IndexSM performed over the same period.

Annual Report

Spartan Total Market Index Fund

Management's Discussion of Fund Performance

Comments from Jeffrey Adams, who oversees the Spartan® Total Market Index Fund's investment management team as Head of Indexing for Geode Capital Management, LLC

It was a winter of discontent for U.S. equity investors, as a credit freeze led to subzero returns for many stock market benchmarks during the 12-month period ending February 29, 2008. In addition to the subprime mortgage market crisis, which severely constrained the availability of credit, a flurry of other issues afflicted investor sentiment - particularly in the final three months of the period - including a major housing market slowdown, rising inflation, a potential recession and oil prices that topped $100 per barrel. The Federal Reserve Board aggressively intervened in an effort to ease the credit crunch, slashing the federal funds target rate five times since September. Despite the central bank's efforts, the Standard & Poor's 500SM Index fell 3.60% for the year overall and lost nearly 10% in the December-February time frame alone. The bellwether, blue-chip Dow Jones Industrial AverageSM managed a modest increase of 2.32% over the past 12 months, but the small-cap-oriented Russell 2000® Index declined 12.44%. Elsewhere, the technology-heavy NASDAQ Composite® Index fell 5.34%.

For the year ending February 29, 2008, the fund's Investor Class and Fidelity Advantage Class shares lost 4.10% and 4.07%, respectively, which was in line with the 4.05% decline of the Dow Jones Wilshire 5000SM Composite Index. The energy sector led the market by a wide margin. Specific outperformers included energy producers Exxon Mobil, Chevron and ConocoPhillips, as well as oilfield services company Schlumberger. The materials and consumer staples sectors also performed well. In technology, personal computer and electronics manufacturer Apple benefited from strong sales of its key products. Diversified technology company IBM rose thanks to better-than-expected earnings. Also helping was agricultural products stock Monsanto, which benefited from strong worldwide demand for food and biofuels, and Berkshire Hathaway, the well-known holding company run by famed investor Warren Buffett. In contrast, financials were the biggest laggards by far. Worries about the deteriorating housing market and subprime loans hurt many banks and diversified financial companies, including Citigroup, American International Group (AIG), Wachovia, Bank of America and Merrill Lynch. Housing market weakness also hampered government-sponsored mortgage-finance companies Fannie Mae and Freddie Mac. Consumer discretionary holdings lagged as well during the year, while in the telecommunication services sector, Sprint Nextel fell due to a variety of problems, including a substantial fourth-quarter loss.

The views expressed above reflect those of the portfolio manager only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Spartan Total Market Index Fund

Investment Changes

Top Ten Stocks as of February 29, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	3.1	2.9
General Electric Co.	2.2	2.3
Microsoft Corp.	1.5	1.4
AT&T, Inc.	1.4	1.5
Procter & Gamble Co.	1.3	1.2
Chevron Corp.	1.2	1.1
Bank of America Corp.	1.2	1.3
Johnson & Johnson	1.2	1.1
International Business Machines Corp.	1.0	1.0
Altria Group, Inc.	1.0	0.8
	15.1
Market Sectors as of February 29, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	17.0	19.4
Information Technology	14.5	15.5
Energy	12.3	10.4
Health Care	11.5	11.2
Industrials	11.3	11.2
Consumer Discretionary	9.0	10.4
Consumer Staples	8.8	7.9
Materials	3.9	3.4
Utilities	3.6	3.5
Telecommunication Services	2.8	3.3
Percentages are adjusted for the effect of futures and swaps contracts, if applicable.

Annual Report

Spartan Total Market Index Fund

Investments February 29, 2008

Showing Percentage of Net Assets

Common Stocks - 94.7%
	Shares	Value
CONSUMER DISCRETIONARY - 9.0%
Auto Components - 0.3%
Aftermarket Technology Corp. (a)	13,201	$ 247,519
American Axle & Manufacturing Holdings, Inc.	21,960	432,173
Amerigon, Inc. (a)	19,084	346,565
ArvinMeritor, Inc.	36,209	408,800
BorgWarner, Inc.	67,960	2,929,756
Cooper Tire & Rubber Co.	30,725	555,201
Dana Holding Corp. (a)	36,800	434,240
Drew Industries, Inc. (a)	13,018	350,965
Exide Technologies (a)(d)	67,099	685,752
Fuel Systems Solutions, Inc. (a)(d)	1,791	18,519
Gentex Corp.	80,492	1,297,531
Hayes Lemmerz International, Inc. (a)	23,987	76,279
Johnson Controls, Inc.	306,168	10,060,680
Lear Corp. (a)(d)	30,957	853,794
Modine Manufacturing Co.	18,795	234,562
Noble International Ltd.	15,109	164,839
Proliance International, Inc. (a)	1,414	3,931
Quantum Fuel Systems Technologies Worldwide, Inc. (a)	18,321	12,825
Sauer-Danfoss, Inc.	8,867	188,512
Spartan Motors, Inc. (d)	9,796	79,641
Standard Motor Products, Inc.	5,058	37,480
Stoneridge, Inc. (a)	3,821	41,190
Strattec Security Corp.	781	29,178
Superior Industries International, Inc. (d)	18,127	314,685
Tenneco, Inc. (a)	20,705	522,801
The Goodyear Tire & Rubber Co. (a)	118,943	3,223,355
TRW Automotive Holdings Corp. (a)	29,395	649,042
Visteon Corp. (a)	75,964	265,874
WABCO Holdings, Inc.	33,930	1,417,595
		25,883,284
Automobiles - 0.2%
Coachmen Industries, Inc.	3,894	17,250
Fleetwood Enterprises, Inc. (a)(d)	39,400	167,844
Ford Motor Co. (a)(d)	1,082,945	7,071,631
General Motors Corp. (d)	256,825	5,978,886
Harley-Davidson, Inc.	124,340	4,620,474
Monaco Coach Corp.	30,658	299,835
Thor Industries, Inc. (d)	18,266	556,748
Winnebago Industries, Inc.	26,601	533,882
		19,246,550
Distributors - 0.1%
Audiovox Corp. Class A (a)	4,180	37,620
Building Materials Holding Corp. (d)	17,924	103,601
Core-Mark Holding Co., Inc. (a)	4,000	106,280
Genuine Parts Co.	81,199	3,349,459
Handleman Co. (d)	10,146	13,291

	Shares	Value
LKQ Corp. (a) (d)	62,750	$ 1,332,810
Source Interlink Companies, Inc. (a)	5,135	8,678
		4,951,739
Diversified Consumer Services - 0.3%
Apollo Group, Inc. Class A (non-vtg.) (a)	70,275	4,313,480
Bright Horizons Family Solutions, Inc. (a)	13,407	603,047
Capella Education Co. (a)	5,000	263,550
Career Education Corp. (a)(d)	43,207	641,624
Coinstar, Inc. (a)	25,148	733,316
Corinthian Colleges, Inc. (a)	57,826	459,717
CPI Corp. (d)	2,388	39,593
DeVry, Inc.	33,317	1,463,949
H&R Block, Inc.	169,962	3,169,791
INVESTools, Inc. (a)	23,100	267,267
ITT Educational Services, Inc. (a)(d)	21,427	1,183,199
Jackson Hewitt Tax Service, Inc.	14,841	310,622
Mace Security International, Inc. (a)	1,100	1,925
Matthews International Corp. Class A	21,051	944,348
Nobel Learning Communities, Inc. (a)	1,000	13,060
Pre-Paid Legal Services, Inc. (a)	3,986	189,933
Princeton Review, Inc. (a)	17,342	143,939
Regis Corp.	25,600	641,280
Service Corp. International	139,376	1,505,261
Sotheby's Class A (ltd. vtg.)	32,312	1,089,561
Steiner Leisure Ltd. (a)	8,837	290,030
Stewart Enterprises, Inc. Class A	64,820	386,975
Strayer Education, Inc.	6,744	1,050,041
Universal Technical Institute, Inc. (a)(d)	16,430	205,375
Weight Watchers International, Inc.	17,022	800,034
		20,710,917
Hotels, Restaurants & Leisure - 1.5%
AFC Enterprises, Inc. (a)	14,058	106,138
Ambassadors Group, Inc.	12,856	230,637
Ameristar Casinos, Inc.	11,703	226,921
Bally Technologies, Inc. (a)	27,072	1,026,300
BJ's Restaurants, Inc. (a)	15,962	216,445
Bluegreen Corp. (a)(d)	13,016	110,115
Bob Evans Farms, Inc.	23,966	693,816
Boyd Gaming Corp. (d)	28,934	610,218
Brinker International, Inc.	49,637	915,306
Buca, Inc. (a)	4,631	1,899
Buffalo Wild Wings, Inc. (a)(d)	11,242	260,477
Burger King Holdings, Inc.	21,364	548,200
California Pizza Kitchen, Inc. (a)	6,669	92,966
Carnival Corp. unit	215,121	8,465,011
CBRL Group, Inc.	9,981	363,508
CEC Entertainment, Inc. (a)	25,244	677,297
Cedar Fair LP (depository unit)	26,153	604,657
Chipotle Mexican Grill, Inc. Class A (a)(d)	17,449	1,732,686
Choice Hotels International, Inc.	20,476	664,446
Churchill Downs, Inc.	8,627	392,787
CKE Restaurants, Inc.	30,748	340,688
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Darden Restaurants, Inc.	71,470	$ 2,203,420
Denny's Corp. (a)	50,513	157,601
Domino's Pizza, Inc.	20,289	268,829
Dover Downs Gaming & Entertainment, Inc.	1,755	16,006
Dover Motorsports, Inc.	11,625	80,329
Empire Resorts, Inc. (a)(d)	15,456	29,676
Gaylord Entertainment Co. (a)	24,853	747,827
Great Wolf Resorts, Inc. (a)	13,290	91,302
IHOP Corp. (d)	14,923	683,175
International Game Technology	161,934	7,311,320
International Speedway Corp. Class A	19,173	763,852
Interstate Hotels & Resorts, Inc. (a)	156	775
Isle of Capri Casinos, Inc. (a)(d)	7,404	67,006
Jack in the Box, Inc. (a)	30,018	788,573
Jamba, Inc. (a)(d)	40,851	102,128
Krispy Kreme Doughnuts, Inc. (a)(d)	54,837	146,415
Landry's Restaurants, Inc. (d)	4,778	84,714
Las Vegas Sands Corp. (a)	54,381	4,529,937
Life Time Fitness, Inc. (a)(d)	18,493	537,407
Littlefield Corp. (a)	2,520	3,402
Lodgian, Inc. (a)	4,642	41,546
Lodgian, Inc. Class B warrants 11/25/09 (a)	8	0
Luby's, Inc. (a)	17,000	155,550
Marcus Corp.	23,391	372,853
Marriott International, Inc. Class A	169,565	5,782,167
McCormick & Schmick's Seafood Restaurants (a)	16,005	173,494
McDonald's Corp.	625,685	33,855,815
MGM Mirage, Inc. (a)(d)	52,043	3,205,328
Monarch Casino & Resort, Inc. (a)	5,587	92,856
Morgans Hotel Group Co. (a)(d)	24,428	374,726
MTR Gaming Group, Inc. (a)	6,687	37,715
Multimedia Games, Inc. (a)	5,149	36,043
O'Charleys, Inc.	4,598	51,911
Orient Express Hotels Ltd. Class A	21,956	1,189,357
P.F. Chang's China Bistro, Inc. (a)(d)	32,684	932,475
Panera Bread Co. Class A (a)(d)	19,435	726,286
Papa John's International, Inc. (a)	24,389	637,772
Peet's Coffee & Tea, Inc. (a)(d)	12,913	302,293
Penn National Gaming, Inc. (a)	34,737	1,591,997
Pinnacle Entertainment, Inc. (a)(d)	30,968	484,959
Premier Exhibitions, Inc. (a)(d)	1,600	7,648
Progressive Gaming International Corp. (a)(d)	38,803	99,724
Red Robin Gourmet Burgers, Inc. (a)	11,155	371,796
Riviera Holdings Corp. (a)	6,000	136,860
Royal Caribbean Cruises Ltd. (d)	70,950	2,483,960
Rubio's Restaurants, Inc. (a)	5,755	37,868
Ruby Tuesday, Inc.	26,983	191,849
Ruth's Chris Steak House, Inc. (a)(d)	25,925	181,216

	Shares	Value
Scientific Games Corp. Class A (a)(d)	29,481	$ 609,372
Shuffle Master, Inc. (a)(d)	37,346	307,731
Six Flags, Inc. (a)	72,418	142,663
Sonic Corp. (a)	34,126	727,908
SPEEDUS Corp. (a)	1,550	2,155
Speedway Motorsports, Inc.	7,046	205,743
Starbucks Corp. (a)	390,469	7,016,728
Starwood Hotels & Resorts Worldwide, Inc.	104,699	4,955,404
Texas Roadhouse, Inc. Class A (a)	37,598	349,661
The Cheesecake Factory, Inc. (a)(d)	34,919	730,156
The Steak n Shake Co. (a)	14,127	117,819
Town Sports International Holdings, Inc. (a)(d)	15,248	122,899
Triarc Companies, Inc. Class B	38,611	325,105
Trump Entertainment Resorts, Inc. (a)(d)	19,908	80,030
Vail Resorts, Inc. (a)(d)	15,616	706,624
Wendy's International, Inc.	37,038	899,283
WMS Industries, Inc. (a)(d)	21,964	833,973
Wyndham Worldwide Corp.	88,760	1,967,809
Wynn Resorts Ltd.	32,050	3,227,435
Yum! Brands, Inc.	262,243	9,034,271
		122,813,045
Household Durables - 0.6%
American Biltrite, Inc. (a)	400	2,900
American Greetings Corp. Class A	17,930	337,443
Avatar Holdings, Inc. (a)(d)	1,964	84,609
Bassett Furniture Industries, Inc.	2,149	25,229
Beazer Homes USA, Inc. (d)	17,239	122,397
Black & Decker Corp.	30,274	2,081,943
Blyth, Inc.	10,848	215,116
Brookfield Homes Corp. (d)	6,161	93,955
California Coastal Communities, Inc. (a)(d)	6,643	33,946
Cavco Industries, Inc. (a)	896	29,514
Centex Corp.	66,856	1,483,535
Champion Enterprises, Inc. (a)(d)	29,908	265,583
Cobra Electronics Corp.	1,200	5,748
Craftmade International, Inc.	2,030	19,346
CSS Industries, Inc.	7,858	274,323
D.R. Horton, Inc.	138,236	1,939,451
Dixie Group, Inc. (a)	3,463	30,509
Dominion Homes, Inc. (a)	300	183
Ethan Allen Interiors, Inc.	15,440	420,586
Flexsteel Industries, Inc.	2,030	26,755
Fortune Brands, Inc.	78,632	5,109,507
Furniture Brands International, Inc. (d)	23,101	300,313
Garmin Ltd. (d)	65,089	3,821,375
Harman International Industries, Inc.	34,012	1,401,294
Helen of Troy Ltd. (a)	16,686	263,472
Hooker Furniture Corp.	15,000	307,350
Hovnanian Enterprises, Inc. Class A (a)(d)	21,663	197,350
Icahn Enterprises LP	6,318	614,426
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
iRobot Corp. (a)(d)	17,599	$ 322,414
Jarden Corp. (a)	38,231	920,985
KB Home	41,336	989,170
Koss Corp.	1,552	30,186
La-Z-Boy, Inc. (d)	24,674	208,002
Leggett & Platt, Inc.	88,660	1,480,622
Lennar Corp. Class A	65,591	1,220,649
Lenox Group, Inc. (a)(d)	2,200	4,070
Levitt Corp. Class A	2,687	5,374
Libbey, Inc.	3,319	51,610
Lifetime Brands, Inc.	300	3,099
M.D.C. Holdings, Inc.	20,248	847,986
M/I Homes, Inc. (d)	2,766	45,611
Meritage Homes Corp. (a)(d)	34,176	517,425
Mohawk Industries, Inc. (a)(d)	24,774	1,769,111
National Presto Industries, Inc.	1,194	62,566
Newell Rubbermaid, Inc.	147,525	3,348,818
NVR, Inc. (a) (d)	2,258	1,220,855
Orleans Homebuilders, Inc. (d)	3,981	19,945
Palm Harbor Homes, Inc. (a)(d)	5,872	29,595
Pulte Homes, Inc.	109,230	1,478,974
Rockford Corp. (a)(d)	2,500	3,350
Russ Berrie & Co., Inc. (a)	3,505	45,775
Ryland Group, Inc.	19,744	558,558
Sealy Corp., Inc. (d)	21,635	197,095
Skyline Corp.	6,539	184,400
Snap-On, Inc.	26,383	1,317,039
Standard Pacific Corp. (d)	46,238	190,038
Stanley Furniture Co., Inc.	5,015	65,997
Syntax-Brillian Corp. (a)(d)	35,013	24,877
Tempur-Pedic International, Inc.	32,304	562,736
The Stanley Works	39,570	1,920,728
Toll Brothers, Inc. (a)	80,021	1,697,245
Tupperware Brands Corp.	31,899	1,163,676
Universal Electronics, Inc. (a)	4,760	108,052
WCI Communities, Inc. (a)(d)	14,085	54,791
Whirlpool Corp.	40,109	3,383,996
		45,563,578
Internet & Catalog Retail - 0.3%
1-800-FLOWERS.com, Inc. Class A (a)	28,158	226,390
Amazon.com, Inc. (a)(d)	153,594	9,902,205
Audible, Inc. (a)	1,300	14,885
Blue Nile, Inc. (a)(d)	13,187	582,338
Bluefly, Inc. (a)	2,800	1,148
dELiA*s, Inc. (a)	3,463	6,891
Drugstore.com, Inc. (a)	8,721	24,419
Expedia, Inc. (a)	116,915	2,680,861
FTD Group, Inc.	5,971	82,340
GSI Commerce, Inc. (a)	6,423	92,941
Hollywood Media Corp. (a)	1,200	3,192
IAC/InterActiveCorp (a)	98,465	1,959,454

	Shares	Value
Liberty Media Corp. - Interactive Series A (a)	324,259	$ 4,656,359
Netflix, Inc. (a)(d)	33,534	1,059,004
NutriSystem, Inc. (a)(d)	14,474	207,123
Orbitz Worldwide, Inc.	15,000	94,650
Overstock.com, Inc. (a)(d)	2,976	30,504
PC Mall, Inc. (a)	500	4,005
PetMed Express, Inc. (a)	7,165	82,039
Priceline.com, Inc. (a)(d)	16,759	1,910,861
Stamps.com, Inc. (a)	4,851	42,931
Systemax, Inc. (d)	7,631	82,644
ValueVision Media, Inc. Class A (a)(d)	21,687	114,074
		23,861,258
Leisure Equipment & Products - 0.2%
Adams Golf, Inc. (a)	100	945
Arctic Cat, Inc.	5,971	45,141
Brunswick Corp.	46,016	749,601
Callaway Golf Co.	39,789	606,384
Eastman Kodak Co. (d)	142,706	2,423,148
Hasbro, Inc.	66,162	1,704,995
JAKKS Pacific, Inc. (a)	19,673	549,860
Johnson Outdoors, Inc. Class A	2,747	50,820
Leapfrog Enterprises, Inc. Class A (a)	5,168	29,458
Marine Products Corp.	13,658	99,977
MarineMax, Inc. (a)	3,071	37,712
Mattel, Inc.	192,622	3,721,457
Meade Instruments Corp. (a)	2,600	3,978
Nautilus, Inc. (d)	6,001	25,144
Polaris Industries, Inc. (d)	17,627	672,999
Pool Corp. (d)	28,128	535,838
RC2 Corp. (a)	10,486	194,515
Smith & Wesson Holding Corp. (a)(d)	23,199	118,779
Steinway Musical Instruments, Inc.	5,374	132,792
Sturm Ruger & Co., Inc. (a)	42,290	334,091
		12,037,634
Media - 2.8%
4Kids Entertainment, Inc. (a)	12,821	151,801
A.H. Belo Corp. Class A (a)	8,701	105,891
ACME Communications, Inc.	6,009	17,666
Alloy, Inc. (a)	1,732	13,319
Arbitron, Inc.	16,342	685,057
Ballantyne of Omaha, Inc. (a)	100	493
Belo Corp. Series A	43,507	512,077
Cablevision Systems Corp. - NY Group Class A (a)	125,132	3,352,286
Carmike Cinemas, Inc.	16,306	117,892
CBS Corp. Class B	316,871	7,230,996
Charter Communications, Inc. Class A (a)(d)	192,995	185,661
Cinemark Holdings, Inc.	31,385	453,199
Citadel Broadcasting Corp.	81,876	90,064
CKX, Inc. (a)	23,871	212,929
Clear Channel Communications, Inc.	228,239	7,303,648
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Clear Channel Outdoor Holding, Inc. Class A (a)	26,451	$ 615,250
Comcast Corp. Class A	1,513,211	29,568,143
Cox Radio, Inc. Class A (a)	27,951	307,181
Crown Media Holdings, Inc. Class A (a)(d)	9,666	53,550
Cumulus Media, Inc. Class A (a)(d)	14,350	78,925
DG FastChannel, Inc. (a)	16,845	340,101
Discovery Holding Co. Class A (a)	149,371	3,371,303
DISH Network Corp. Class A (a)	113,582	3,367,706
Dolan Media Co.	10,000	223,100
DreamWorks Animation SKG, Inc. Class A (a)	34,899	885,737
E.W. Scripps Co. Class A	40,911	1,708,852
EMAK Worldwide, Inc. (a)	2,676	2,676
Emmis Communications Corp. Class A (a)	9,275	27,454
Entercom Communications Corp. Class A	17,572	196,279
Entertainment Distribution Co., Inc. (a)	8,598	5,073
Entravision Communication Corp. Class A (a)	53,671	311,292
Fisher Communications, Inc. (a)	3,105	97,249
Gannett Co., Inc.	110,369	3,327,625
GateHouse Media, Inc. (d)	31,868	199,812
Gemstar-TV Guide International, Inc. (a)	164,523	779,839
Getty Images, Inc. (a)	22,938	737,686
Gray Television, Inc.	8,695	50,431
Harris Interactive, Inc. (a)	6,269	16,989
Harte-Hanks, Inc.	19,946	337,287
Hearst-Argyle Television, Inc.	9,723	213,906
Idearc, Inc. (d)	83,113	400,605
Image Entertainment, Inc. (a)	700	1,498
Insignia Systems, Inc. (a)	2,664	6,367
Interactive Data Corp.	21,445	627,481
Interpublic Group of Companies, Inc. (a)	235,224	2,027,631
John Wiley & Sons, Inc. Class A	25,065	914,371
Journal Communications, Inc. Class A	22,879	157,636
Journal Register Co.	7,046	7,046
Knology, Inc. (a)(d)	33,900	414,258
Lamar Advertising Co. Class A (d)	35,541	1,354,468
Lee Enterprises, Inc. (d)	27,681	285,391
Liberty Global, Inc. Class A (a)	190,188	7,151,069
Liberty Media Corp. - Capital Series A (a)	64,578	7,498,152
LIN TV Corp. Class A (a)	41,885	430,159
Live Nation, Inc. (a)	34,464	409,088
LodgeNet Entertainment Corp. (a)	15,151	141,056
Martha Stewart Living Omnimedia, Inc. Class A (a)(d)	20,190	142,138
Marvel Entertainment, Inc. (a)	22,261	559,864
McGraw-Hill Companies, Inc.	172,497	7,060,302
Media General, Inc. Class A (d)	25,296	394,618

	Shares	Value
Mediacom Communications Corp. Class A (a)(d)	16,061	$ 70,187
Meredith Corp.	20,290	879,572
Morningstar, Inc. (a)	7,506	489,316
National CineMedia, Inc.	37,485	807,802
Navarre Corp. (a)	6,926	11,428
New Frontier Media, Inc.	5,971	30,154
News Corp. Class A	1,223,540	22,525,371
Omnicom Group, Inc.	168,704	7,536,008
Playboy Enterprises, Inc. Class B (non-vtg.) (a)	4,445	35,827
PRIMEDIA, Inc. (d)	6,332	48,883
R.H. Donnelley Corp. (a)	35,467	251,461
Radio One, Inc. Class D (non-vtg.) (a)	27,442	34,577
RCN Corp.	19,644	218,048
Regal Entertainment Group Class A	33,163	654,306
Regent Communication, Inc. (a)	7,397	6,731
Rentrak Corp. (a)	600	6,660
Saga Communications, Inc. Class A (a)	932	5,424
Salem Communications Corp. Class A	2,015	6,650
Scholastic Corp. (a)	20,042	698,865
Sinclair Broadcast Group, Inc. Class A (d)	28,926	266,987
Sirius Satellite Radio, Inc. (a) (d)	673,559	1,912,908
Spanish Broadcasting System, Inc. Class A (a)	8,120	12,180
Sun-Times Media Group, Inc. Class A (a)	20,659	18,180
The DIRECTV Group, Inc. (a)	369,438	9,254,422
The McClatchy Co. Class A (d)	23,941	229,834
The New York Times Co. Class A (d)	100,181	1,866,372
The Walt Disney Co.	935,539	30,320,819
Time Warner Cable, Inc. (a)	81,440	2,223,312
Time Warner, Inc.	1,941,441	30,305,894
TiVo, Inc. (a) (d)	56,834	493,319
Triple Crown Media, Inc. (a)	728	2,876
Valassis Communications, Inc. (a)	32,378	363,281
Viacom, Inc. Class B (non-vtg.) (a)	299,348	11,899,083
Virgin Media, Inc.	146,828	2,202,420
Warner Music Group Corp. (d)	28,685	172,110
Washington Post Co. Class B	3,006	2,176,344
Westwood One, Inc.	61,958	109,666
World Wrestling Entertainment, Inc. Class A	7,730	136,821
XM Satellite Radio Holdings, Inc. Class A (a) (d)	173,957	2,052,693
Young Broadcasting, Inc. Class A (a)	3,209	2,535
		227,578,949
Multiline Retail - 0.6%
99 Cents Only Stores (a)(d)	14,698	136,544
Big Lots, Inc. (a)	50,502	850,959
Dillard's, Inc. Class A (d)	44,543	658,791
Dollar Tree Stores, Inc. (a)	47,496	1,274,318
Family Dollar Stores, Inc.	61,021	1,168,552
Fred's, Inc. Class A	15,389	135,115
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Multiline Retail - continued
JCPenney Co., Inc.	93,592	$ 4,324,886
Kohl's Corp. (a)	145,508	6,466,376
Macy's, Inc.	227,230	5,608,036
Nordstrom, Inc.	104,952	3,886,373
Retail Ventures, Inc. (a)	12,266	82,550
Saks, Inc. (a)	70,770	1,101,181
Sears Holdings Corp. (a)(d)	43,256	4,136,139
Target Corp.	390,077	20,521,951
The Bon-Ton Stores, Inc. (d)	8,752	50,061
Tuesday Morning Corp.	10,850	58,482
		50,460,314
Specialty Retail - 1.7%
A.C. Moore Arts & Crafts, Inc. (a)	3,702	31,726
Aaron Rents, Inc.	19,496	382,512
Abercrombie & Fitch Co. Class A	43,218	3,350,692
Advance Auto Parts, Inc.	48,540	1,628,032
Aeropostale, Inc. (a)	36,478	979,799
America's Car Mart, Inc. (a)(d)	3,150	34,335
American Eagle Outfitters, Inc.	104,167	2,226,049
AnnTaylor Stores Corp. (a)	32,435	779,089
Asbury Automotive Group, Inc.	15,449	216,595
AutoNation, Inc. (a)	70,170	1,022,377
AutoZone, Inc. (a)	27,774	3,196,232
Barnes & Noble, Inc.	31,168	876,444
bebe Stores, Inc.	8,695	106,166
Bed Bath & Beyond, Inc. (a)	131,301	3,721,070
Best Buy Co., Inc.	189,838	8,164,932
Big 5 Sporting Goods Corp.	18,888	174,714
Blockbuster, Inc. Class A (a)(d)	111,889	340,143
Books-A-Million, Inc.	5,135	42,569
Borders Group, Inc.	41,722	386,346
Brown Shoe Co., Inc.	19,077	280,050
Build-A-Bear Workshop, Inc. (a)(d)	4,710	54,730
Cabela's, Inc. Class A (a)(d)	22,572	305,851
Cache, Inc. (a)	3,350	33,366
CarMax, Inc. (a)(d)	106,345	1,952,494
Casual Male Retail Group, Inc. (a)(d)	8,101	31,270
Charlotte Russe Holding, Inc. (a)	4,919	95,773
Charming Shoppes, Inc. (a)(d)	65,546	361,158
Chico's FAS, Inc. (a)	88,466	823,618
Christopher & Banks Corp.	21,140	228,312
Circuit City Stores, Inc. (d)	76,296	337,228
Citi Trends, Inc. (a)(d)	9,399	136,379
Coldwater Creek, Inc. (a)(d)	20,231	111,877
Collective Brands, Inc. (a)	25,320	399,296
Conn's, Inc. (a)(d)	7,047	89,849
Cost Plus, Inc. (a)(d)	4,090	14,315
CSK Auto Corp. (a)(d)	27,526	249,661
Dick's Sporting Goods, Inc. (a)(d)	40,030	1,104,027
Dress Barn, Inc. (a)	15,692	206,821
DSW, Inc. Class A (a)(d)	18,311	333,443

	Shares	Value
E Com Ventures, Inc. (a)	325	$ 7,514
Eddie Bauer Holdings, Inc. (a)(d)	33,562	198,351
Emerging Vision, Inc. (a)	3,800	760
Finish Line, Inc. Class A	30,445	86,159
Finlay Enterprises, Inc. (a)	2,985	2,776
Foot Locker, Inc.	82,534	1,015,168
Gamestop Corp. Class A (a)	78,502	3,325,345
Gap, Inc.	305,380	6,159,515
Genesco, Inc. (a)	12,717	380,874
Group 1 Automotive, Inc.	9,792	239,904
Guess?, Inc.	30,361	1,248,748
Gymboree Corp. (a)	15,021	594,681
Haverty Furniture Companies, Inc.	4,389	43,100
Hibbett Sports, Inc. (a)	26,443	417,799
Home Depot, Inc.	882,632	23,433,880
Hot Topic, Inc. (a)	8,301	38,102
J. Crew Group, Inc. (a)(d)	24,628	986,351
Jo-Ann Stores, Inc. (a)	16,826	277,629
Jos. A. Bank Clothiers, Inc. (a)(d)	12,318	280,604
Kirkland's, Inc. (a)	2,250	1,935
Limited Brands, Inc.	163,083	2,487,016
Lithia Motors, Inc. Class A (sub. vtg.) (d)	2,182	22,431
Lowe's Companies, Inc.	770,543	18,469,916
Midas, Inc. (a)	17,549	265,516
Monro Muffler Brake, Inc.	15,678	262,607
Mothers Work, Inc. (a)	1,194	23,952
New York & Co., Inc. (a)	22,599	131,074
NexCen Brands, Inc. (a)	8,613	33,935
O'Reilly Automotive, Inc. (a)	54,191	1,460,989
Office Depot, Inc. (a)	155,219	1,764,840
OfficeMax, Inc.	37,180	790,819
Pacific Sunwear of California, Inc. (a)	42,886	478,608
Penske Auto Group, Inc.	31,974	576,811
PetSmart, Inc.	64,767	1,394,434
Pier 1 Imports, Inc. (a)	64,537	338,174
Pomeroy IT Solutions, Inc. (a)	3,416	22,443
RadioShack Corp.	59,451	1,037,420
Rent-A-Center, Inc. (a)	35,909	615,839
Restoration Hardware, Inc. (a)	5,982	25,902
Rex Stores Corp. (a)	3,513	65,236
Ross Stores, Inc.	70,488	1,963,091
Sally Beauty Holdings, Inc. (a)	63,165	483,212
Select Comfort Corp. (a)	29,583	126,615
Sherwin-Williams Co.	52,243	2,705,143
Shoe Carnival, Inc. (a)	3,092	41,897
Sonic Automotive, Inc. Class A (sub. vtg.)	32,899	584,944
Sport Chalet:
Class A (a)	175	779
Class B (a)	25	108
Stage Stores, Inc.	23,109	292,560
Staples, Inc.	354,713	7,892,364
Stein Mart, Inc.	10,292	60,826
Talbots, Inc. (d)	11,749	96,107
The Buckle, Inc.	13,515	613,581
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
The Cato Corp. Class A (sub. vtg.)	24,368	$ 381,603
The Children's Place Retail Stores, Inc. (a)	8,631	184,358
The Men's Wearhouse, Inc.	22,298	513,746
The Pep Boys - Manny, Moe & Jack (d)	13,830	158,215
Tiffany & Co., Inc.	65,112	2,450,816
TJX Companies, Inc.	229,789	7,353,248
Tractor Supply Co. (a)(d)	17,878	669,352
Trans World Entertainment Corp. (a)	3,463	13,817
TravelCenters of America LLC (a)	9,983	129,480
Tween Brands, Inc. (a)(d)	17,713	524,305
Urban Outfitters, Inc. (a)	64,815	1,865,376
West Marine, Inc. (a)	3,821	30,835
Wet Seal, Inc. Class A (a)	63,290	181,009
Williams-Sonoma, Inc.	47,290	1,104,694
Wilsons Leather Experts, Inc. (a)	3,977	2,665
Zale Corp. (a)(d)	26,205	506,281
Zumiez, Inc. (a)(d)	15,094	265,353
		135,012,877
Textiles, Apparel & Luxury Goods - 0.4%
Ashworth, Inc. (a)	400	1,352
Carter's, Inc. (a)	40,282	621,551
Cherokee, Inc.	2,207	74,707
Coach, Inc. (a)	190,794	5,784,874
Columbia Sportswear Co. (d)	8,418	347,916
Crocs, Inc. (a)(d)	38,013	924,476
Deckers Outdoor Corp. (a)	6,699	741,177
Fossil, Inc. (a)	24,493	788,185
G-III Apparel Group Ltd. (a)	10,000	130,900
Hanesbrands, Inc. (a)	44,784	1,303,214
Iconix Brand Group, Inc. (a)	23,379	485,816
Jones Apparel Group, Inc.	55,726	786,294
K-Swiss, Inc. Class A	15,228	220,958
Kenneth Cole Productions, Inc. Class A (sub. vtg.)	4,067	60,476
Liz Claiborne, Inc.	51,997	924,507
Maidenform Brands, Inc. (a)	15,782	195,223
Movado Group, Inc.	10,191	196,279
NIKE, Inc. Class B	184,117	11,083,843
Oxford Industries, Inc.	10,105	213,620
Perry Ellis International, Inc. (a)	2,923	57,262
Phillips-Van Heusen Corp.	27,119	990,115
Polo Ralph Lauren Corp. Class A	33,080	2,057,245
Polymer Group, Inc.:
Class A warrants 3/4/10 (a)	6	0
Class B warrants 3/4/10 (a)	6	0
Quiksilver, Inc. (a)	56,019	504,171
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	13,559	288,671
Steven Madden Ltd. (a)	16,880	284,259
Tarrant Apparel Group (a)	2,700	2,160
Timberland Co. Class A (a)	25,130	377,453

	Shares	Value
Under Armour, Inc. Class A (sub. vtg.) (a)(d)	13,990	$ 515,112
Unifi, Inc. (a)	7,247	20,581
Unifirst Corp.	6,314	243,910
VF Corp.	47,723	3,628,857
Volcom, Inc. (a)	13,377	264,463
Warnaco Group, Inc. (a)	22,178	833,006
Wolverine World Wide, Inc.	36,170	958,505
		35,911,138
TOTAL CONSUMER DISCRETIONARY		724,031,283
CONSUMER STAPLES - 8.8%
Beverages - 2.0%
Anheuser-Busch Companies, Inc.	379,873	17,888,220
Boston Beer Co., Inc. Class A (a)	10,271	366,264
Brown-Forman Corp. Class B (non-vtg.)	36,656	2,337,553
Central European Distribution Corp. (a)	18,777	1,092,446
Coca-Cola Bottling Co. Consolidated	1,100	60,159
Coca-Cola Enterprises, Inc.	144,702	3,535,070
Constellation Brands, Inc. Class A (sub. vtg.) (a)	100,381	1,928,319
Hansen Natural Corp. (a)(d)	33,985	1,410,378
Jones Soda Co. (a)(d)	17,449	93,003
Molson Coors Brewing Co. Class B	80,094	4,321,872
National Beverage Corp.	8,950	65,514
Pepsi Bottling Group, Inc.	71,817	2,442,496
PepsiAmericas, Inc.	35,504	898,251
PepsiCo, Inc.	849,360	59,081,482
The Coca-Cola Co.	1,118,068	65,362,255
		160,883,282
Food & Staples Retailing - 2.1%
Andersons, Inc.	16,319	754,917
Arden Group, Inc. Class A	100	13,302
BJ's Wholesale Club, Inc. (a)	30,530	963,527
Casey's General Stores, Inc.	25,817	646,716
Costco Wholesale Corp.	229,501	14,210,702
CVS Caremark Corp.	772,335	31,186,887
Ingles Markets, Inc. Class A	17,056	409,515
Kroger Co.	335,145	8,127,266
Longs Drug Stores Corp.	13,376	642,449
Nash-Finch Co.	13,340	467,834
Performance Food Group Co. (a)	12,773	415,123
Pricesmart, Inc.	7,191	174,454
Rite Aid Corp. (a)(d)	341,401	911,541
Ruddick Corp.	23,792	767,292
Safeway, Inc.	226,564	6,511,449
Spartan Stores, Inc.	19,591	412,978
SUPERVALU, Inc.	105,729	2,775,386
Susser Holdings Corp. (a)	7,000	169,540
Sysco Corp.	315,827	8,862,106
The Great Atlantic & Pacific Tea Co. (a)	10,735	290,704
The Pantry, Inc. (a)	9,194	221,208
United Natural Foods, Inc. (a)	18,561	314,052
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Wal-Mart Stores, Inc.	1,313,067	$ 65,114,993
Walgreen Co.	522,311	19,069,575
Weis Markets, Inc.	5,971	193,520
Whole Foods Market, Inc. (d)	73,811	2,594,457
Winn-Dixie Stores, Inc. (a)	23,750	388,313
		166,609,806
Food Products - 1.4%
Alico, Inc.	200	8,170
Archer Daniels Midland Co.	304,158	13,717,526
B&G Foods, Inc. Class A	692	6,878
Bridgford Foods Corp. (a)	400	2,464
Bunge Ltd. (d)	61,164	6,779,418
Cal-Maine Foods, Inc. (d)	13,323	459,644
Campbell Soup Co.	126,446	4,082,941
Chiquita Brands International, Inc. (a)(d)	28,314	579,588
ConAgra Foods, Inc.	255,018	5,635,898
Corn Products International, Inc.	36,817	1,351,552
Darling International, Inc. (a)	56,190	781,041
Dean Foods Co.	67,033	1,442,550
Del Monte Foods Co.	110,096	988,662
Diamond Foods, Inc.	8,240	135,136
Farmer Brothers Co.	3,606	80,522
Flowers Foods, Inc.	44,109	999,510
Fresh Del Monte Produce, Inc. (a)	18,952	629,396
General Mills, Inc.	172,236	9,643,494
Green Mountain Coffee Roasters, Inc. (a)	6,807	207,682
H.J. Heinz Co.	151,767	6,694,442
Hain Celestial Group, Inc. (a)	27,071	730,917
Hershey Co.	78,469	2,909,631
Hormel Foods Corp.	35,976	1,469,979
J&J Snack Foods Corp.	8,901	219,410
John B. Sanfilippo & Son, Inc. (a)	2,965	27,663
Kellogg Co.	128,804	6,532,939
Kraft Foods, Inc. Class A	815,945	25,433,006
Lancaster Colony Corp.	10,046	373,008
Lance, Inc.	22,781	381,582
Maui Land & Pineapple, Inc. (a)	300	7,848
McCormick & Co., Inc. (non-vtg.)	56,247	1,937,709
Omega Protein Corp. (a)	7,368	78,101
Pilgrims Pride Corp. Class B	21,585	506,384
Ralcorp Holdings, Inc. (a)	11,122	616,715
Reddy Ice Holdings, Inc.	29,155	687,183
Sanderson Farms, Inc. (d)	9,009	314,054
Sara Lee Corp.	372,253	4,701,555
Seaboard Corp.	119	189,210
Seneca Foods Group Class A (a)	2,582	51,743
Smithfield Foods, Inc. (a)	59,644	1,643,192
Tasty Baking Co.	200	1,370
The J.M. Smucker Co.	27,882	1,427,280
Tootsie Roll Industries, Inc. (d)	11,981	290,300
TreeHouse Foods, Inc. (a)	17,645	391,190

	Shares	Value
Tyson Foods, Inc. Class A	152,436	$ 2,196,603
Wm. Wrigley Jr. Co.	117,754	7,048,754
Zapata Corp. (a)	880	6,204
		114,400,044
Household Products - 1.9%
Central Garden & Pet Co. Class A (non-vtg.) (a)	38,581	169,756
Church & Dwight Co., Inc.	30,512	1,631,172
Clorox Co.	71,050	4,134,400
Colgate-Palmolive Co.	272,798	20,757,200
Energizer Holdings, Inc. (a)	27,654	2,567,121
Kimberly-Clark Corp.	219,491	14,306,423
Oil-Dri Corp. of America	750	14,513
Procter & Gamble Co.	1,636,875	108,328,388
Spectrum Brands, Inc. (a)(d)	7,046	26,493
WD-40 Co.	17,261	536,472
		152,471,938
Personal Products - 0.2%
Alberto-Culver Co.	43,673	1,170,436
Avon Products, Inc.	221,378	8,425,647
Bare Escentuals, Inc. (a)(d)	32,335	885,332
Chattem, Inc. (a)(d)	10,426	812,185
Elizabeth Arden, Inc. (a)	20,607	375,460
Estee Lauder Companies, Inc. Class A	52,658	2,242,178
Herbalife Ltd.	22,497	941,050
Inter Parfums, Inc.	5,138	83,441
Mannatech, Inc. (d)	6,969	54,219
NBTY, Inc. (a)	25,612	731,479
Nu Skin Enterprises, Inc. Class A	31,094	514,917
Prestige Brands Holdings, Inc. (a)	29,135	224,631
Revlon, Inc. Class A (sub. vtg.) (a)	120,573	122,984
USANA Health Sciences, Inc. (a)(d)	2,496	77,825
		16,661,784
Tobacco - 1.2%
Alliance One International, Inc. (a)	62,572	306,603
Altria Group, Inc.	1,099,115	80,389,271
Loews Corp. - Carolina Group	58,102	4,374,500
Reynolds American, Inc.	87,354	5,566,197
Star Scientific, Inc. (a)	17,410	32,383
Universal Corp.	12,506	711,716
UST, Inc.	81,538	4,426,698
Vector Group Ltd. (d)	10,991	202,015
		96,009,383
TOTAL CONSUMER STAPLES		707,036,237
ENERGY - 12.3%
Energy Equipment & Services - 2.6%
Allis-Chalmers Energy, Inc. (a)(d)	22,325	281,742
Atwood Oceanics, Inc. (a)	12,937	1,204,305
Baker Hughes, Inc.	169,044	11,374,971
Basic Energy Services, Inc. (a)(d)	25,150	532,174
BJ Services Co.	140,704	3,649,862
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Bristow Group, Inc. (a)	13,502	$ 712,366
Bronco Drilling Co., Inc. (a)(d)	23,244	367,488
Cal Dive International, Inc. (a)	8,554	89,133
Cameron International Corp. (a)	117,230	4,979,930
Carbo Ceramics, Inc. (d)	11,939	441,027
Complete Production Services, Inc. (a)	25,671	498,531
Dawson Geophysical Co. (a)	5,936	391,004
Diamond Offshore Drilling, Inc.	33,234	4,015,664
Dresser-Rand Group, Inc. (a)	41,484	1,413,360
Dril-Quip, Inc. (a)	15,639	731,592
ENSCO International, Inc.	73,294	4,385,913
Exterran Holdings, Inc. (a)	34,960	2,434,964
Exterran Partners LP	3,000	98,370
FMC Technologies, Inc. (a)	68,237	3,866,308
Global Industries Ltd. (a)	39,042	718,763
Grant Prideco, Inc. (a)	65,230	3,292,158
Grey Wolf, Inc. (a)	77,719	481,858
Gulf Island Fabrication, Inc.	12,498	364,567
Gulfmark Offshore, Inc. (a)	8,930	452,394
Halliburton Co.	458,469	17,559,363
Helix Energy Solutions Group, Inc. (a)	37,659	1,326,350
Helmerich & Payne, Inc.	42,823	1,919,755
Hercules Offshore, Inc. (a)(d)	40,986	1,038,585
Hornbeck Offshore Services, Inc. (a)(d)	14,462	649,778
ION Geophysical Corp. (a)	40,726	541,249
Key Energy Services, Inc. (a)	65,200	880,852
Lufkin Industries, Inc.	8,637	493,691
Matrix Service Co. (a)	13,631	277,255
Mitcham Industries, Inc. (a)	1,791	31,611
Nabors Industries Ltd. (a)(d)	137,423	4,332,947
NATCO Group, Inc. Class A (a)	17,884	852,173
National Oilwell Varco, Inc. (a)	182,935	11,396,851
Natural Gas Services Group, Inc. (a)	22,504	504,090
Newpark Resources, Inc. (a)	31,959	141,578
Noble Corp.	136,761	6,721,803
Oceaneering International, Inc. (a)	28,059	1,683,540
Oil States International, Inc. (a)	28,576	1,204,764
OYO Geospace Corp. (a)	1,552	74,713
Parker Drilling Co. (a)	58,520	387,988
Patterson-UTI Energy, Inc.	71,949	1,707,350
PHI, Inc. (non-vtg.) (a)	17,859	540,413
Pioneer Drilling Co. (a)	45,844	614,768
Pride International, Inc. (a)	86,625	3,069,990
Rowan Companies, Inc.	51,774	2,087,010
RPC, Inc. (d)	19,909	262,202
Schlumberger Ltd. (NY Shares)	625,993	54,117,095
SEACOR Holdings, Inc. (a)	24,139	2,317,103
Smith International, Inc.	102,354	6,451,373
Superior Energy Services, Inc. (a)	38,763	1,577,266
Superior Well Services, Inc. (a)	13,630	352,336
T-3 Energy Services, Inc. (a)	9,010	444,824

	Shares	Value
TETRA Technologies, Inc. (a)	38,187	$ 656,053
Tidewater, Inc.	25,568	1,435,643
Transocean, Inc. (a)	160,763	22,588,809
Trico Marine Services, Inc. (a)(d)	3,463	136,858
Union Drilling, Inc. (a)	1,488	29,790
Unit Corp. (a)	21,322	1,175,908
W-H Energy Services, Inc. (a)	12,425	781,160
Weatherford International Ltd. (a)	178,931	12,331,925
		211,475,256
Oil, Gas & Consumable Fuels - 9.7%
Alliance Resource Partners LP	12,763	483,973
Alon USA Energy, Inc.	10,971	172,135
Alpha Natural Resources, Inc. (a)	34,417	1,395,265
Anadarko Petroleum Corp.	242,336	15,446,497
Apache Corp.	169,024	19,388,743
Arch Coal, Inc.	77,497	3,959,322
Arena Resources, Inc. (a)	21,322	863,115
Arlington Tankers Ltd. (d)	16,838	338,444
Atlas America, Inc.	20,443	1,236,188
Atlas Pipeline Partners, LP	19,837	878,779
ATP Oil & Gas Corp. (a)	14,183	499,951
Aventine Renewable Energy Holdings, Inc. (a) (d)	13,661	87,840
Berry Petroleum Co. Class A	19,208	789,641
Bill Barrett Corp. (a)(d)	17,460	809,096
Boardwalk Pipeline Partners, LP	9,553	226,597
Bois d'Arc Energy LLC (a)	32,235	692,085
BP Prudhoe Bay Royalty Trust (d)	5,544	478,724
BPZ Energy, Inc. (a)	33,632	530,377
Brigham Exploration Co. (a)	22,535	175,998
Buckeye GP Holdings LP	7,000	196,350
Buckeye Partners LP	27,437	1,346,608
Cabot Oil & Gas Corp.	63,279	3,148,130
Callon Petroleum Co. (a)	25,119	463,194
Calumet Specialty Products Partners LP	7,489	225,943
Carrizo Oil & Gas, Inc. (a)	19,490	1,125,548
Cheniere Energy, Inc. (a)(d)	23,057	676,262
Chesapeake Energy Corp.	225,062	10,177,304
Chevron Corp.	1,116,449	96,751,470
Cimarex Energy Co.	36,839	1,941,415
Clayton Williams Energy, Inc. (a)	2,603	98,524
Clean Energy Fuels Corp. (d)	25,224	385,423
CNX Gas Corp. (a)(d)	21,396	783,522
Comstock Resources, Inc. (a)	34,313	1,245,562
Concho Resources, Inc.	26,479	616,961
ConocoPhillips	774,636	64,070,144
CONSOL Energy, Inc.	93,854	7,131,027
Contango Oil & Gas Co. (a)	9,837	632,519
Continental Resources, Inc.	25,537	717,079
Copano Energy LLC	22,780	830,331
Cross Timbers Royalty Trust	5,687	267,403
Crosstex Energy LP	5,971	188,743
Crosstex Energy, Inc. (d)	29,878	1,068,139
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
CVR Energy, Inc. (d)	11,100	$ 311,910
DCP Midstream Partners LP	8,072	292,691
Delek US Holdings, Inc.	38,177	602,433
Delta Petroleum Corp. (a)(d)	39,234	940,047
Denbury Resources, Inc. (a)	130,839	4,172,456
Devon Energy Corp.	217,607	22,352,591
Dorchester Minerals LP	5,580	118,742
Double Hull Tankers, Inc. (d)	24,991	281,149
Duncan Energy Partners L.P.	9,000	189,990
Edge Petroleum Corp. (a)	12,945	62,136
El Paso Corp.	372,242	6,067,545
Enbridge Energy Management LLC	2,737	143,145
Enbridge Energy Partners LP	31,028	1,550,779
Encore Acquisition Co. (a)	23,459	863,291
Energy Partners Ltd. (a)	16,402	176,486
Energy Transfer Equity LP	58,519	1,946,342
Energy Transfer Partners LP	40,753	1,952,884
Enterprise Products Partners LP	149,065	4,616,543
EOG Resources, Inc.	126,612	15,065,562
Evergreen Energy, Inc. (a)(d)	25,886	55,655
EXCO Resources, Inc. (a)(d)	46,496	806,706
Exxon Mobil Corp.	2,850,749	248,043,596
Forest Oil Corp. (a)	34,530	1,703,365
Foundation Coal Holdings, Inc.	24,547	1,418,080
Frontier Oil Corp.	56,246	2,008,545
FX Energy, Inc. (a)	15,412	72,282
Gasco Energy, Inc. (a)	11,942	31,049
General Maritime Corp. (d)	12,896	303,572
Genesis Energy LP	15,445	332,068
GMX Resources, Inc. (a)(d)	8,349	242,038
Goodrich Petroleum Corp. (a)	16,672	402,295
Gulfport Energy Corp. (a)	10,000	144,400
Harvest Natural Resources, Inc. (a)	18,697	229,225
Hess Corp.	147,098	13,706,592
HKN, Inc. (a)	68	591
Holly Corp.	24,445	1,305,119
Holly Energy Partners LP	2,500	102,700
Hugoton Royalty Trust	25,923	732,325
Inergy LP	24,477	714,973
International Coal Group, Inc. (a)(d)	93,832	583,635
James River Coal Co. (a)(d)	7,854	132,968
K-Sea Transn Partners LP	6,393	230,979
Kinder Morgan Energy Partners LP	78,583	4,515,379
Kinder Morgan Management LLC	32,049	1,746,991
Legacy Reserves LP	9,781	208,335
Linn Energy LLC (d)	45,001	1,026,023
Magellan Midstream Holdings LP	16,165	415,764
Magellan Midstream Partners LP	34,102	1,476,958
Marathon Oil Corp.	371,027	19,723,795
Mariner Energy, Inc. (a)	35,558	986,023
Markwest Energy Partners LP	22,804	786,738

	Shares	Value
Massey Energy Co.	39,879	$ 1,525,771
McMoRan Exploration Co. (a)(d)	30,549	513,223
Meridian Resource Corp. (a)	10,597	16,425
Murphy Oil Corp.	91,251	7,334,755
National Energy Group, Inc.	71	278
Natural Resource Partners LP	12,742	408,763
Newfield Exploration Co. (a)	68,016	3,766,726
Noble Energy, Inc.	85,041	6,582,173
NuStar Energy LP	18,379	981,622
NuStar GP Holdings LLC	20,516	556,804
Occidental Petroleum Corp.	438,011	33,888,911
ONEOK Partners LP	26,974	1,673,197
Overseas Shipholding Group, Inc.	12,480	782,746
Pacific Ethanol, Inc. (a)(d)	13,826	68,577
Parallel Petroleum Corp. (a)	33,729	623,312
Patriot Coal Corp. (a)(d)	13,075	702,128
Peabody Energy Corp.	137,582	7,789,893
Penn Virginia Corp.	23,690	1,008,246
Penn Virginia GP Holdings, L.P.	4,000	106,280
Penn Virginia Resource Partners LP	14,674	392,383
Petrohawk Energy Corp. (a)	95,428	1,725,338
Petroleum Development Corp. (a)	12,746	889,161
Petroquest Energy, Inc. (a)	31,286	493,067
Pioneer Natural Resources Co.	58,645	2,626,710
Plains Exploration & Production Co. (a)	63,969	3,454,326
Quest Energy Partners LP	10,000	154,900
Quicksilver Resources, Inc. (a)	61,354	2,110,578
Range Resources Corp.	76,966	4,708,780
Regency Energy Partners LP	12,271	363,958
Rentech, Inc. (a)	48,574	61,203
Rosetta Resources, Inc. (a)	40,250	823,515
SandRidge Energy, Inc. (d)	14,100	530,724
Semgroup Energy Partners LP	4,000	99,720
Ship Finance International Ltd. (NY Shares) (d)	34,139	882,152
Southwestern Energy Co. (a)	84,993	5,544,093
Spectra Energy Corp.	325,846	7,530,301
St. Mary Land & Exploration Co.	31,967	1,178,943
Stone Energy Corp. (a)	20,254	1,028,093
Sunoco Logistics Partners LP	11,551	617,979
Sunoco, Inc.	62,984	3,847,063
Swift Energy Co. (a)	11,472	547,559
Syntroleum Corp. (a)	28,735	20,115
Targa Resources Partners LP	11,000	266,640
TC Pipelines LP	7,861	268,610
Teekay Corp. (d)	16,983	729,929
Teekay LNG Partners LP	13,391	402,400
Teekay Offshore Partners LP	7,000	177,310
TEPPCO Partners LP	33,246	1,255,369
Tesoro Corp.	67,143	2,493,691
Toreador Resources Corp. (a)(d)	11,881	111,444
Transmeridian Exploration, Inc. (a)(d)	45,772	57,215
Transmontaigne Partners LP	5,000	147,850
TXCO Resources, Inc. (a)(d)	40,650	565,848
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Ultra Petroleum Corp. (a)	81,792	$ 6,418,218
Uranium Resources, Inc. (a)	35,013	331,923
US BioEnergy Corp. (a)	36,772	269,539
USEC, Inc. (a)(d)	51,272	327,115
Vaalco Energy, Inc. (a)	31,178	139,054
Valero Energy Corp.	289,280	16,711,706
Venoco, Inc. (a)	12,178	159,045
VeraSun Energy Corp. (a)(d)	29,521	266,870
Verenium Corp. (a)(d)	7,284	21,779
W&T Offshore, Inc.	8,259	293,029
Warren Resources, Inc. (a)	39,635	530,316
Western Refining, Inc. (d)	33,616	669,631
Westmoreland Coal Co. (a)	6,000	95,880
Whiting Petroleum Corp. (a)	24,054	1,472,586
Williams Companies, Inc.	316,776	11,410,272
Williams Partners LP	20,371	756,375
World Fuel Services Corp.	17,378	543,584
XTO Energy, Inc.	248,083	15,309,202
		778,598,778
TOTAL ENERGY		990,074,034
FINANCIALS - 17.0%
Capital Markets - 2.7%
Affiliated Managers Group, Inc. (a)(d)	14,357	1,383,297
AllianceBernstein Holding LP	13,073	811,180
Ameriprise Financial, Inc.	122,324	6,194,487
Bank of New York Mellon Corp.	598,823	26,270,365
Bear Stearns Companies, Inc.	58,739	4,690,897
BlackRock, Inc. Class A	11,190	2,162,468
Calamos Asset Management, Inc. Class A	10,806	198,722
Charles Schwab Corp.	510,799	10,016,768
Cohen & Steers, Inc. (d)	20,212	508,938
E*TRADE Financial Corp. (a)(d)	204,624	873,744
Eaton Vance Corp. (non-vtg.)	59,826	1,905,458
FBR Capital Markets Corp. (d)	20,000	139,800
FCStone Group, Inc.	11,523	537,433
Federated Investors, Inc. Class B (non-vtg.)	50,127	2,034,154
Fortress Investment Group LLC (d)	15,000	210,000
Franklin Resources, Inc.	85,675	8,085,150
GAMCO Investors, Inc. Class A	7,076	396,398
GFI Group, Inc. (a)	7,798	596,937
GLG Partners, Inc. (a)j(d)	122,500	1,593,725
Goldman Sachs Group, Inc.	188,488	31,973,219
Greenhill & Co., Inc.	5,719	371,792
HFF, Inc.	4,989	36,519
Invesco Ltd.	212,000	5,429,320
Investment Technology Group, Inc. (a)	19,782	921,446
Janus Capital Group, Inc.	85,353	2,067,250

	Shares	Value
Jefferies Group, Inc.	48,254	$ 856,509
JMP Group, Inc.	3,457	24,234
KBW, Inc. (a)(d)	13,800	296,286
Knight Capital Group, Inc. Class A (a)	70,244	1,126,011
LaBranche & Co., Inc. (a)(d)	10,716	49,722
Ladenburg Thalmann Financial Services, Inc. (a)(d)	1,908	3,358
Lazard Ltd. Class A	26,955	1,029,411
Legg Mason, Inc.	70,450	4,652,518
Lehman Brothers Holdings, Inc.	277,188	14,133,816
Merrill Lynch & Co., Inc.	420,520	20,840,971
MF Global Ltd.	44,000	772,200
Morgan Stanley	500,331	21,073,942
National Holdings Corp. (a)	1,200	2,592
Northern Trust Corp.	103,219	6,980,701
Och-Ziff Capital Management Group LLC Class A (d)	18,000	416,520
optionsXpress Holdings, Inc.	21,028	487,008
Paulson Capital Corp. (a)	3,105	15,463
Penson Worldwide, Inc. (a)	12,876	131,593
Piper Jaffray Companies (a)	12,762	494,272
Raymond James Financial, Inc.	54,754	1,230,322
Riskmetrics Group, Inc.	7,000	151,200
Sanders Morris Harris Group, Inc. (d)	28,032	250,326
SEI Investments Co.	76,222	1,906,312
Siebert Financial Corp.	2,700	8,883
State Street Corp.	200,984	15,787,293
Stifel Financial Corp. (a)	8,008	349,069
SWS Group, Inc.	20,138	229,372
T. Rowe Price Group, Inc.	140,114	7,079,960
TD Ameritrade Holding Corp. (a)	118,951	2,176,803
The Blackstone Group LP	74,868	1,235,322
Thomas Weisel Partners Group, Inc. (a)	30,673	269,922
TradeStation Group, Inc. (a)	25,693	246,653
U.S. Global Investments, Inc. Class A (d)	8,884	149,695
W.P. Carey & Co. LLC	12,742	414,242
W.P. Stewart & Co. Ltd. (d)	20,900	41,800
Waddell & Reed Financial, Inc. Class A	38,895	1,218,969
Westwood Holdings Group, Inc.	1,501	53,225
		215,595,962
Commercial Banks - 3.0%
1st Source Corp.	5,265	91,927
Abigail Adams National Bancorp, Inc.	302	3,132
Amcore Financial, Inc.	14,538	282,328
AmericanWest Bancorp	9,499	83,876
Ameris Bancorp	7,595	108,001
Arrow Financial Corp.	1,861	38,746
Associated Banc-Corp.	54,795	1,365,491
BancFirst Corp.	5,958	251,011
BancorpSouth, Inc.	37,015	832,097
BancTrust Financial Group, Inc.	4,882	53,653
Bank of Granite Corp.	15,998	191,016
Bank of Hawaii Corp.	21,167	1,016,439
Bank of the Ozarks, Inc.	12,537	296,500
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Banner Corp. (d)	11,743	$ 254,353
Bar Harbor Bankshares	3,125	96,719
BB&T Corp.	284,242	8,848,453
BOK Financial Corp.	12,475	645,207
Boston Private Financial Holdings, Inc.	21,815	300,393
Bryn Mawr Bank Corp.	2,149	42,120
Capital City Bank Group, Inc. (d)	6,535	175,857
Capital Corp. of the West	10,237	140,759
Capitol Bancorp Ltd. (d)	7,732	143,970
Cascade Bancorp (d)	17,960	182,474
Cathay General Bancorp (d)	24,511	537,281
Centennial Bank Holdings, Inc., Delaware (a)	16,227	96,226
Center Bancorp, Inc.	5,075	56,586
Central Pacific Financial Corp.	18,053	333,800
Chemical Financial Corp.	10,223	227,155
Citizens & Northern Corp.	10,210	204,302
Citizens Banking Corp., Michigan	60,213	670,171
City Bank Lynnwood, Washington	15,020	276,969
City Holding Co.	15,865	590,813
City National Corp.	16,441	842,601
CoBiz, Inc.	13,382	164,465
Colonial Bancgroup, Inc. (d)	71,540	864,203
Columbia Banking Systems, Inc.	14,593	336,952
Comerica, Inc.	83,364	3,021,111
Commerce Bancorp, Inc.	105,007	3,967,164
Commerce Bancshares, Inc.	33,910	1,412,352
Community Bancorp (a)	13,777	169,457
Community Bank System, Inc.	22,618	499,858
Community Capital Corp.	483	7,462
Community Trust Bancorp, Inc.	9,412	254,595
Cullen/Frost Bankers, Inc.	25,553	1,306,269
CVB Financial Corp. (d)	51,544	473,689
East West Bancorp, Inc.	31,051	584,069
Eastern Virgina Bankshares, Inc.	955	16,684
Enterprise Financial Services Corp. (d)	4,000	80,040
Fidelity Southern Corp.	3,463	27,531
Fifth Third Bancorp	258,496	5,919,558
Financial Institutions, Inc.	2,005	37,113
First Bancorp, North Carolina	10,694	189,391
First Bancorp, Puerto Rico	55,810	504,522
First Charter Corp.	23,118	559,687
First Citizen Bancshares, Inc.	2,945	418,750
First Commonwealth Financial Corp. (d)	41,201	435,907
First Community Bancorp, California	14,888	424,308
First Community Bancshares, Inc.	8,000	253,200
First Financial Bancorp, Ohio	31,451	364,517
First Financial Bankshares, Inc.	14,300	541,541
First Financial Corp., Indiana	8,925	234,281
First Horizon National Corp.	59,888	972,581
First M&F Corp.	2,524	38,390

	Shares	Value
First Merchants Corp.	18,116	$ 489,313
First Midwest Bancorp, Inc., Delaware	27,797	724,112
First Regional Bancorp (a)	6,000	96,060
First State Bancorp.	16,034	190,484
First United Corp.	3,511	68,113
FirstMerit Corp.	38,708	726,549
FNB Corp., North Carolina	2,866	33,246
FNB Corp., Pennsylvania (d)	42,345	580,550
Frontier Financial Corp., Washington (d)	26,384	395,232
Fulton Financial Corp.	93,295	1,085,021
Glacier Bancorp, Inc. (d)	33,042	567,992
Great Southern Bancorp, Inc. (d)	7,927	142,290
Greater Community Bancorp	3,644	55,790
Green Bankshares, Inc.	8,000	145,760
Hancock Holding Co.	12,283	454,962
Hanmi Financial Corp.	31,850	243,016
Harleysville National Corp., Pennsylvania	11,970	159,081
Hawthorn Bancshares, Inc.	1,433	39,049
Heartland Financial USA, Inc.	8,001	142,258
Heritage Commerce Corp.	7,114	117,239
Heritage Financial Corp., Washington	1,630	31,932
HF Financial Corp.	3,182	52,662
Horizon Financial Corp.	11,055	141,504
Huntington Bancshares, Inc.	205,448	2,510,575
IBERIABANK Corp.	8,696	386,711
Independent Bank Corp., Massachusetts	6,511	172,346
Independent Bank Corp., Michigan	13,306	129,867
Integra Bank Corp.	11,329	160,985
International Bancshares Corp.	32,525	705,142
Intervest Bancshares Corp. Class A	7,165	95,295
Irwin Financial Corp.	12,090	90,796
KeyCorp	195,694	4,315,053
Lakeland Financial Corp.	8,000	163,200
Leesport Financial Corp.	1,594	28,294
M&T Bank Corp.	36,921	3,030,476
Macatawa Bank Corp. (d)	13,284	122,478
MainSource Financial Group, Inc.	8,776	115,053
Marshall & Ilsley Corp.	124,932	2,898,422
MB Financial, Inc.	22,139	636,939
MBT Financial Corp.	1,800	15,210
Merchants Bancshares, Inc.	4,149	95,676
Midsouth Bancorp, Inc.	4,009	88,599
Midwest Banc Holdings, Inc.	4,350	44,675
Nara Bancorp, Inc.	20,658	226,412
National City Corp.	301,644	4,784,074
National Penn Bancshares, Inc.	34,078	545,589
NBT Bancorp, Inc.	22,155	424,711
NewBridge Bancorp	8,389	80,870
North Valley Bancorp	4,941	63,788
Northern States Financial Corp.	1,314	27,725
Northrim Bancorp, Inc.	3,414	73,538
Northway Financial, Inc.	956	16,348
Old National Bancorp, Indiana	41,675	646,796
Old Second Bancorp, Inc.	7,309	188,280
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Omega Financial Corp.	6,519	$ 179,338
Oriental Financial Group, Inc.	23,277	484,627
Pacific Capital Bancorp (d)	28,849	604,387
Pacific Premier Bancorp, Inc. (a)	40	326
Park National Corp. (d)	8,529	516,005
Peoples Bancorp, Inc.	1,660	36,055
Peoples Financial Corp., Mississippi	3,102	75,224
Pinnacle Financial Partners, Inc. (a)(d)	3,325	76,276
PNC Financial Services Group, Inc.	174,915	10,745,028
Popular, Inc.	161,476	1,782,695
Preferred Bank, Los Angeles California	6,582	120,582
Princeton National Bancorp, Inc.	2,956	80,403
PrivateBancorp, Inc. (d)	13,207	397,399
Prosperity Bancshares, Inc.	24,030	634,392
Provident Bankshares Corp.	24,425	310,930
Regions Financial Corp.	367,414	7,789,177
Renasant Corp.	18,028	379,670
Republic Bancorp, Inc., Kentucky Class A	4,663	76,287
Royal Bancshares of Pennsylvania, Inc. Class A	3,140	41,919
Royal Bank of Canada	3,172	159,204
S&T Bancorp, Inc. (d)	15,636	443,281
S.Y. Bancorp, Inc.	7,621	167,433
Sandy Spring Bancorp, Inc.	12,869	350,165
SCBT Financial Corp.	5,000	149,550
Seacoast Banking Corp., Florida (d)	5,254	52,540
Security Bank Corp., Georgia (d)	10,509	71,251
Shore Bancshares, Inc.	3,440	72,378
Signature Bank, New York (a)	17,674	468,361
Simmons First National Corp. Class A	5,974	152,636
South Financial Group, Inc.	36,095	520,851
Southside Bancshares, Inc.	3,150	65,426
Southwest Bancorp, Inc., Oklahoma	11,359	183,902
State Bancorp, Inc., New York	4,423	57,366
StellarOne Corp.	9,915	171,530
Sterling Bancorp, New York	3,289	46,309
Sterling Bancshares, Inc.	46,876	436,416
Sterling Financial Corp., Pennsylvania	11,903	199,137
Sterling Financial Corp., Washington	32,433	482,927
Suffolk Bancorp	9,724	290,456
Sun Bancorp, Inc., New Jersey	3,616	46,140
SunTrust Banks, Inc.	179,856	10,455,029
Superior Bancorp (a)	14,284	74,562
Susquehanna Bancshares, Inc., Pennsylvania	59,662	1,186,677
SVB Financial Group (a)	21,316	965,615
Synovus Financial Corp. (d)	131,230	1,513,082
Taylor Capital Group, Inc.	7,332	119,512
TCF Financial Corp.	72,689	1,352,742
Temecula Valley Bancorp, Inc.	10,000	102,000
Texas Capital Bancshares, Inc. (a)	13,293	198,863

	Shares	Value
TIB Financial Corp.	2,149	$ 14,957
Tompkins Financial Corp.	1,441	63,476
Trico Bancshares	14,031	236,703
Trustmark Corp.	29,635	585,588
U.S. Bancorp, Delaware	900,216	28,824,916
UCBH Holdings, Inc. (d)	46,200	521,598
UMB Financial Corp.	13,102	501,545
Umpqua Holdings Corp. (d)	26,982	382,335
Union Bankshares Corp.	7,261	126,995
UnionBanCal Corp.	26,227	1,221,391
United Bankshares, Inc., West Virginia	24,558	645,139
United Community Banks, Inc., Georgia	23,300	331,792
Valley National Bancorp	54,112	1,010,812
Vineyard National Bancorp (d)	16,431	148,043
Virginia Commerce Bancorp, Inc. (d)	25,643	258,481
W Holding Co., Inc. (d)	63,508	83,195
Wachovia Corp.	1,028,206	31,483,668
Washington Banking Co., Oak Harbor	6,532	95,498
Washington Trust Bancorp, Inc.	6,654	153,840
Webster Financial Corp.	28,575	799,243
Wells Fargo & Co.	1,669,939	48,812,317
WesBanco, Inc.	21,326	496,683
West Coast Bancorp, Oregon	16,191	242,865
Westamerica Bancorp. (d)	19,075	902,820
Western Alliance Bancorp. (a)(d)	15,894	190,410
Whitney Holding Corp.	30,091	722,485
Wilmington Trust Corp., Delaware	32,415	998,382
Wilshire Bancorp, Inc.	14,330	101,456
Wintrust Financial Corp.	15,593	526,264
Zions Bancorp (d)	51,875	2,477,031
		240,772,200
Consumer Finance - 0.5%
Advance America Cash Advance Centers, Inc.	28,794	213,939
Advanta Corp. Class B	19,860	153,319
American Express Co.	547,349	23,152,863
AmeriCredit Corp. (a)(d)	53,036	762,658
Capital One Financial Corp.	213,149	9,811,248
Cash America International, Inc.	13,211	427,508
CompuCredit Corp. (a)(d)	12,844	133,321
Consumer Portfolio Services, Inc. (a)	2,866	8,999
Discover Financial Services	241,644	3,646,408
Dollar Financial Corp. (a)	10,747	241,485
EZCORP, Inc. (non-vtg.) Class A (a)	30,891	362,351
First Cash Financial Services, Inc. (a)	11,672	109,133
First Marblehead Corp. (d)	26,295	316,329
Nelnet, Inc. Class A	5,839	63,645
Rewards Network, Inc. (a)	2,818	12,963
SLM Corp.	279,472	5,480,446
Student Loan Corp.	1,260	139,230
United Panam Financial Corp. (a)	2,785	10,862
World Acceptance Corp. (a)(d)	15,763	478,880
		45,525,587
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - 3.4%
Asset Acceptance Capital Corp.	7,523	$ 73,349
Asta Funding, Inc. (d)	5,197	84,087
Bank of America Corp.	2,354,014	93,548,516
Broadpoint Securities Group, Inc. (a)	1,530	2,448
CIT Group, Inc.	98,017	2,177,938
Citigroup, Inc.	2,692,020	63,827,794
CME Group, Inc.	27,660	14,197,878
Encore Capital Group, Inc. (a)(d)	11,268	83,158
Financial Federal Corp.	19,924	429,362
Interactive Brokers Group, Inc. (d)	16,000	497,120
IntercontinentalExchange, Inc. (a)	35,618	4,641,025
JPMorgan Chase & Co.	1,768,654	71,895,785
KKR Financial Holdings LLC	54,922	790,328
Leucadia National Corp.	89,144	4,034,657
MarketAxess Holdings, Inc. (a)	26,498	248,286
Marlin Business Services Corp. (a)	13,466	128,196
Medallion Financial Corp.	100	991
MicroFinancial, Inc.	100	540
Moody's Corp.	112,980	4,290,980
MSCI, Inc. Class A	7,143	212,361
NewStar Financial, Inc. (a)	20,000	118,400
NYMEX Holdings, Inc.	30,613	3,024,258
NYSE Euronext	99,154	6,511,443
PICO Holdings, Inc. (a)	10,575	361,454
Portfolio Recovery Associates, Inc. (d)	12,533	457,705
Resource America, Inc. Class A	2,747	32,827
The NASDAQ Stock Market, Inc. (a)	56,097	2,328,586
		273,999,472
Insurance - 4.7%
21st Century Holding Co.	1,486	19,407
ACE Ltd.	166,541	9,366,266
AFLAC, Inc.	253,639	15,829,610
Alfa Corp.	16,241	353,567
Alleghany Corp.	2,497	901,417
Allied World Assurance Co. Holdings Ltd.	13,205	575,078
Allstate Corp.	296,225	14,138,819
AMBAC Financial Group, Inc. (d)	48,759	543,175
American Equity Investment Life Holding Co.	55,540	530,407
American Financial Group, Inc.	40,143	1,038,499
American Independence Corp. (a)	587	4,696
American International Group, Inc.	1,166,114	54,644,102
American National Insurance Co.	5,554	630,101
American Physicians Capital, Inc.	8,587	378,944
Amerisafe, Inc. (a)	19,586	257,556
Amtrust Financial Services, Inc.	20,904	349,097
Aon Corp.	135,993	5,658,669
Arch Capital Group Ltd. (a)	27,514	1,884,159
Argo Group International Holdings, Ltd. (a)	14,976	560,402

	Shares	Value
Arthur J. Gallagher & Co.	43,039	$ 1,015,720
Aspen Insurance Holdings Ltd.	41,213	1,192,704
Assurant, Inc.	51,793	3,239,652
Assured Guaranty Ltd.	38,194	979,676
Atlantic American Corp. (a)	100	155
Axis Capital Holdings Ltd.	65,463	2,413,621
Baldwin & Lyons, Inc. Class B	4,120	100,363
Berkshire Hathaway, Inc. Class A (a)	542	75,880,000
Brown & Brown, Inc.	61,947	1,104,515
CastlePoint Holdings Ltd.	16,100	203,343
Cincinnati Financial Corp.	81,184	3,017,609
Citizens, Inc. Class A (a)(d)	10,251	57,918
CNA Financial Corp.	15,858	422,616
CNA Surety Corp. (a)	10,202	143,950
Commerce Group, Inc., Massachusetts	23,291	844,066
Conseco, Inc. (a)	95,632	1,121,763
Crawford & Co. Class B (a)	12,173	50,153
Delphi Financial Group, Inc. Class A	27,295	823,217
eHealth, Inc. (a)(d)	18,465	452,208
EMC Insurance Group	5,875	129,955
Employers Holdings, Inc.	22,445	384,932
Endurance Specialty Holdings Ltd.	24,864	977,155
Enstar Group Ltd. (a)(d)	2,212	216,754
Erie Indemnity Co. Class A	22,010	1,086,194
Everest Re Group Ltd.	35,207	3,410,854
FBL Financial Group, Inc. Class A	15,106	444,267
Fidelity National Financial, Inc. Class A	111,132	1,957,035
First Acceptance Corp. (a)	4,717	15,377
First Mercury Financial Corp. (a)	10,000	164,500
Flagstone Reinsurance Holdings Ltd.	22,474	287,442
FPIC Insurance Group, Inc. (a)	8,482	370,409
Gainsco, Inc. (a)	123	412
Genworth Financial, Inc. Class A (non-vtg.)	228,358	5,293,338
Hanover Insurance Group, Inc.	28,536	1,246,738
Harleysville Group, Inc.	9,568	321,293
Hartford Financial Services Group, Inc.	165,017	11,534,688
HCC Insurance Holdings, Inc.	52,199	1,255,908
Hilb Rogal & Hobbs Co.	19,799	606,245
Hilltop Holdings, Inc. (a)	49,607	514,921
Horace Mann Educators Corp.	27,796	483,094
Independence Holding Co.	2,923	32,153
Infinity Property & Casualty Corp.	16,435	660,194
Investors Title Co.	1,263	60,510
IPC Holdings Ltd.	28,012	759,685
Kansas City Life Insurance Co.	1,314	54,308
LandAmerica Financial Group, Inc.	10,218	376,227
Lincoln National Corp.	139,810	7,145,689
Loews Corp.	232,535	9,729,264
Markel Corp. (a)	4,972	2,310,737
Marsh & McLennan Companies, Inc.	284,666	7,250,443
Max Capital Group Ltd.	28,105	779,633
MBIA, Inc. (d)	108,322	1,404,936
Meadowbrook Insurance Group, Inc.	20,600	163,976
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Mercury General Corp.	16,723	$ 762,569
MetLife, Inc.	237,491	13,836,226
Montpelier Re Holdings Ltd.	48,192	766,735
National Financial Partners Corp.	19,533	464,299
National Security Group, Inc.	1,845	28,413
National Western Life Insurance Co. Class A	1,133	201,844
Nationwide Financial Services, Inc. Class A (sub. vtg.)	25,688	1,059,630
Navigators Group, Inc. (a)	6,565	359,302
Nymagic, Inc.	5,552	134,025
OdysseyRe Holdings Corp.	12,963	469,001
Old Republic International Corp.	112,827	1,547,986
OneBeacon Insurance Group Ltd.	15,601	332,301
PartnerRe Ltd.	25,469	1,958,311
Penn Treaty American Corp. (a)	11,942	68,667
Philadelphia Consolidated Holdings Corp. (a)	27,599	936,158
Phoenix Companies, Inc.	71,358	812,054
Platinum Underwriters Holdings Ltd.	29,130	1,004,985
PMA Capital Corp. Class A (a)	23,448	192,274
Presidential Life Corp.	6,351	106,443
Principal Financial Group, Inc.	136,934	7,562,865
ProAssurance Corp. (a)	15,839	842,160
ProCentury Corp.	22,796	418,307
Progressive Corp.	333,951	6,121,322
Protective Life Corp.	39,211	1,513,152
Prudential Financial, Inc.	236,978	17,292,285
Reinsurance Group of America, Inc.	13,090	716,154
RenaissanceRe Holdings Ltd.	28,452	1,562,015
RLI Corp.	12,647	660,553
SAFECO Corp.	50,506	2,336,408
Safety Insurance Group, Inc.	7,319	271,462
Scottish Re Group Ltd. (a)	24,430	11,726
SCPIE Holding, Inc. (a)	2,442	66,911
SeaBright Insurance Holdings, Inc. (a)	11,665	173,809
Security Capital Assurance Ltd. (d)	25,165	38,251
Selective Insurance Group, Inc.	40,110	953,014
StanCorp Financial Group, Inc.	27,820	1,365,684
State Auto Financial Corp.	7,238	196,439
Stewart Information Services Corp.	6,986	207,973
The Chubb Corp.	198,711	10,114,390
The First American Corp.	38,295	1,333,815
The Midland Co.	7,720	498,866
The Travelers Companies, Inc.	333,561	15,480,566
Torchmark Corp.	44,102	2,657,587
Tower Group, Inc.	23,335	662,947
Transatlantic Holdings, Inc.	12,168	820,123
Unico American Corp. (a)	4,102	38,969
United America Indemnity Ltd. Class A (a)	16,775	314,699
United Fire & Casualty Co.	14,183	487,186

	Shares	Value
Unitrin, Inc.	22,267	$ 792,705
Unum Group	193,575	4,434,803
UTG, Inc. (a)	300	2,910
Validus Holdings Ltd.	16,600	412,344
W.R. Berkley Corp.	80,702	2,323,411
Wesco Financial Corp.	578	224,842
White Mountains Insurance Group Ltd.	3,553	1,753,050
XL Capital Ltd. Class A	94,990	3,425,339
Zenith National Insurance Corp.	17,245	587,710
		375,874,461
Real Estate Investment Trusts - 1.9%
Acadia Realty Trust (SBI)	10,891	249,513
Agree Realty Corp.	8,779	245,900
Alesco Financial, Inc. (d)	80,057	228,162
Alexanders, Inc. (a)	1,147	346,910
Alexandria Real Estate Equities, Inc.	15,276	1,402,337
AMB Property Corp. (SBI)	46,792	2,348,023
American Campus Communities, Inc.	18,599	485,434
American Financial Realty Trust (SBI)	81,744	631,881
American Land Lease, Inc.	3,584	73,902
Annaly Capital Management, Inc.	233,780	4,836,908
Anthracite Capital, Inc. (d)	24,616	157,296
Anworth Mortgage Asset Corp.	56,509	536,270
Apartment Investment & Management Co. Class A	50,291	1,732,525
Arbor Realty Trust, Inc. (d)	16,496	265,256
Ashford Hospitality Trust, Inc.	84,350	560,928
Associated Estates Realty Corp.	9,366	92,255
AvalonBay Communities, Inc.	41,894	3,872,262
BioMed Realty Trust, Inc.	32,887	720,883
Boston Properties, Inc.	60,882	5,246,202
Brandywine Realty Trust (SBI)	41,078	687,646
BRE Properties, Inc.	25,627	1,103,499
BRT Realty Trust (d)	5,453	68,708
Camden Property Trust (SBI)	25,572	1,214,414
Capital Trust, Inc. Class A (d)	10,158	280,361
CapitalSource, Inc.	85,290	1,350,994
CaPlease, Inc.	16,578	136,769
Capstead Mortgage Corp.	24,698	425,300
Care Investment Trust, Inc.	10,413	111,211
CBL & Associates Properties, Inc.	33,314	777,882
CBRE Realty Finance, Inc.	40,000	197,600
Cedar Shopping Centers, Inc.	41,816	485,902
Chimera Investment Corp.	17,000	281,690
Colonial Properties Trust (SBI)	20,958	510,537
Corporate Office Properties Trust (SBI)	23,798	729,171
Cousins Properties, Inc. (d)	20,981	508,999
Crystal River Capital, Inc. (d)	13,087	139,769
DCT Industrial Trust, Inc.	95,957	859,775
Deerfield Capital Corp. (d)	41,246	267,687
Developers Diversified Realty Corp.	60,003	2,313,716
DiamondRock Hospitality Co.	43,495	543,253
Digital Realty Trust, Inc.	41,476	1,488,988
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Douglas Emmett, Inc.	44,700	$ 947,193
Duke Realty LP	69,889	1,601,856
DuPont Fabros Technology, Inc.	16,600	278,880
EastGroup Properties, Inc.	14,313	607,301
Education Realty Trust, Inc.	8,412	107,169
Entertainment Properties Trust (SBI)	13,232	620,184
Equity Lifestyle Properties, Inc.	12,301	561,910
Equity One, Inc. (d)	14,649	313,489
Equity Residential (SBI)	138,479	5,287,128
Essex Property Trust, Inc.	11,613	1,219,830
Extra Space Storage, Inc.	55,004	828,910
Federal Realty Investment Trust (SBI)	26,164	1,875,436
FelCor Lodging Trust, Inc.	38,924	491,221
First Industrial Realty Trust, Inc. (d)	24,246	736,593
First Potomac Realty Trust	14,473	226,213
Franklin Street Properties Corp.	32,246	406,945
Friedman, Billings, Ramsey Group, Inc. Class A	117,368	292,246
General Growth Properties, Inc.	123,619	4,364,987
Getty Realty Corp.	9,860	264,840
Gladstone Commercial Corp.	1,075	18,555
Glimcher Realty Trust (d)	20,141	233,636
GMH Communities Trust	22,464	201,277
Gramercy Capital Corp.	5,672	115,879
HCP, Inc.	111,832	3,263,258
Health Care REIT, Inc. (d)	41,220	1,696,615
Healthcare Realty Trust, Inc.	32,076	763,088
Hersha Hospitality Trust	41,950	376,711
Highwoods Properties, Inc. (SBI)	24,854	732,696
Home Properties, Inc.	17,787	818,558
Hospitality Properties Trust (SBI)	51,415	1,867,907
Host Hotels & Resorts, Inc.	283,055	4,582,660
HRPT Properties Trust (SBI)	103,626	712,947
Inland Real Estate Corp.	49,435	689,124
Investors Real Estate Trust	24,777	232,160
iStar Financial, Inc. (d)	57,704	1,137,346
JER Investments Trust, Inc. (d)	14,053	144,043
Kilroy Realty Corp.	18,543	879,494
Kimco Realty Corp.	117,994	3,984,657
Kite Realty Group Trust	17,912	226,408
LaSalle Hotel Properties (SBI)	17,294	499,797
Lexington Corporate Properties Trust	41,316	597,843
Liberty Property Trust (SBI)	41,578	1,235,282
LTC Properties, Inc.	6,991	168,763
Mack-Cali Realty Corp.	35,143	1,212,082
Maguire Properties, Inc. (d)	23,156	526,104
Medical Properties Trust, Inc.	60,649	726,575
MFA Mortgage Investments, Inc.	74,680	713,941
Mid-America Apartment Communities, Inc.	13,111	635,752
Mission West Properties, Inc.	21,235	195,362

	Shares	Value
Monmouth Real Estate Investment Corp. Class A	6,448	$ 52,229
National Health Investors, Inc.	10,937	329,532
National Retail Properties, Inc.	30,504	631,433
Nationwide Health Properties, Inc.	43,004	1,304,311
Newcastle Investment Corp. (d)	28,577	307,203
NorthStar Realty Finance Corp. (d)	28,660	254,787
Omega Healthcare Investors, Inc.	40,196	681,724
One Liberty Properties, Inc.	3,695	64,663
Parkway Properties, Inc.	11,476	410,267
Pennsylvania Real Estate Investment Trust (SBI)	23,275	575,591
Plum Creek Timber Co., Inc.	96,478	3,925,690
Post Properties, Inc.	21,746	914,637
Potlatch Corp.	15,215	627,923
ProLogis Trust	132,229	7,124,499
PS Business Parks, Inc.	6,774	328,878
Public Storage	64,891	5,279,532
Quadra Realty Trust, Inc.	5,162	56,008
RAIT Financial Trust (SBI) (d)	28,276	216,311
Ramco-Gershenson Properties Trust (SBI)	19,394	430,935
Rayonier, Inc.	33,977	1,445,721
Realty Income Corp.	57,902	1,332,325
Redwood Trust, Inc. (d)	15,917	531,946
Regency Centers Corp.	36,699	2,178,086
Resource Capital Corp. (d)	19,474	160,076
Saul Centers, Inc.	8,021	372,174
Senior Housing Properties Trust (SBI)	34,862	741,515
Simon Property Group, Inc.	113,590	9,518,842
SL Green Realty Corp.	32,823	3,003,305
Sovran Self Storage, Inc.	11,580	446,409
Strategic Hotel & Resorts, Inc.	35,287	502,487
Sun Communities, Inc.	28,385	578,486
Sunstone Hotel Investors, Inc.	27,687	433,578
Tanger Factory Outlet Centers, Inc. (d)	15,447	548,369
Taubman Centers, Inc.	24,714	1,204,808
The Macerich Co.	40,203	2,572,992
Thornburg Mortgage, Inc. (SBI) (d)	88,776	790,106
Transcontinental Realty Investors, Inc. (a)	600	9,342
U-Store-It Trust	29,040	291,271
UDR, Inc.	71,566	1,599,500
UMH Properties, Inc.	5,458	61,730
Universal Health Realty Income Trust (SBI)	6,111	205,757
Urstadt Biddle Properties, Inc.	365	5,526
Urstadt Biddle Properties, Inc. Class A	8,855	130,080
Ventas, Inc.	65,526	2,740,297
Vornado Realty Trust	74,268	6,205,834
Washington (REIT) (SBI)	22,360	713,731
Weingarten Realty Investors (SBI)	40,232	1,291,850
Winthrop Realty Trust	25,983	129,395
		151,999,260
Real Estate Management & Development - 0.1%
Brookfield Properties Corp.	111,425	2,076,963
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - continued
CB Richard Ellis Group, Inc. Class A (a)(d)	115,308	$ 2,313,078
Consolidated-Tomoka Land Co.	2,829	145,694
Forest City Enterprises, Inc. Class A	32,993	1,159,704
Forestar Real Estate Group, Inc. (a)	15,504	377,988
FX Real Estate & Entertainment, Inc. (a)	4,774	27,164
Jones Lang LaSalle, Inc.	17,951	1,371,277
Meruelo Maddux Properties, Inc.	13,300	56,525
Tejon Ranch Co. (a)	9,238	327,025
The St. Joe Co. (d)	37,990	1,460,716
Thomas Properties Group, Inc.	17,236	163,397
United Capital Corp. (a)	2,262	53,157
		9,532,688
Thrifts & Mortgage Finance - 0.7%
Anchor BanCorp Wisconsin, Inc. (d)	23,617	447,070
Astoria Financial Corp.	37,038	969,284
Bank Mutual Corp.	30,827	331,390
BankAtlantic Bancorp, Inc. Class A (non-vtg.)	10,747	49,006
BankFinancial Corp.	10,309	146,594
BankUnited Financial Corp. Class A (d)	24,961	121,810
BCSB Bankcorp, Inc. (a)	3,596	26,179
Beneficial Mutual Bancorp, Inc. (a)(d)	16,000	146,400
Berkshire Hills Bancorp, Inc.	1,481	33,545
Brookline Bancorp, Inc., Delaware	37,359	359,020
Camco Financial Corp.	404	4,436
Capitol Federal Financial	19,206	666,448
Centerline Holding Co.	38,417	192,085
CFS Bancorp, Inc.	800	11,456
Charter Financial Corp., Georgia	976	31,720
Citizens South Banking Corp., Delaware	4,457	45,417
Clifton Savings Bancorp, Inc.	17,436	172,442
Corus Bankshares, Inc. (d)	27,734	286,492
Countrywide Financial Corp.	289,373	1,825,944
Dime Community Bancshares, Inc.	26,225	399,145
Doral Financial Corp. (a)(d)	1,074	21,158
Downey Financial Corp. (d)	10,368	271,538
ESB Financial Corp.	6,022	62,027
Fannie Mae	509,468	14,086,790
Farmer Mac Class C (non-vtg.)	7,000	168,280
First Busey Corp. (d)	20,930	391,600
First Defiance Financial Corp.	3,662	71,922
First Financial Holdings, Inc.	7,180	163,058
First Financial Service Corp.	2,933	67,899
First Niagara Financial Group, Inc.	50,467	576,333
First Place Financial Corp.	7,637	93,630
FirstFed Financial Corp. (a)(d)	11,125	347,656
Flagstar Bancorp, Inc. (d)	25,355	181,542
Flushing Financial Corp.	3,744	61,027
Franklin Bank Corp. (a)(d)	18,082	69,435
Freddie Mac	342,880	8,633,718

	Shares	Value
Fremont General Corp. (d)	22,020	$ 21,800
Guaranty Federal Bancshares, Inc.	1,075	28,756
Guaranty Financial Group, Inc. (a)	15,504	202,947
Hingham Institution for Savings	1,751	51,392
Home Federal Bancorp	2,634	60,977
Hudson City Bancorp, Inc.	262,517	4,166,145
Imperial Capital Bancorp, Inc.	5,075	113,477
IndyMac Bancorp, Inc. (d)	32,480	199,752
MASSBANK Corp.	886	34,554
MGIC Investment Corp. (d)	60,802	900,478
NASB Financial, Inc. (d)	1,400	30,100
New York Community Bancorp, Inc. (d)	163,685	2,672,976
NewAlliance Bancshares, Inc.	65,417	744,445
Northwest Bancorp, Inc. (d)	11,404	301,180
OceanFirst Financial Corp.	6,806	109,849
Ocwen Financial Corp. (a)(d)	16,398	98,388
Oritani Financial Corp. (a)	4,300	47,558
Pamrapo Bancorp, Inc.	3,273	54,626
Parkvale Financial Corp.	597	16,579
People's United Financial, Inc.	80,439	1,356,202
Peoples Bancorp, Auburn, Indiana	300	4,545
PFF Bancorp, Inc. (d)	12,718	107,721
Provident Financial Holdings, Inc.	1,612	27,243
Provident Financial Services, Inc.	44,816	537,344
Provident New York Bancorp (d)	30,838	404,286
PVF Capital Corp.	4,876	52,173
Radian Group, Inc. (d)	32,947	234,583
Riverview Bancorp, Inc.	7,997	85,568
Sovereign Bancorp, Inc. (d)	158,514	1,748,409
TF Financial Corp.	1,890	44,415
TFS Financial Corp.	41,000	508,400
The PMI Group, Inc.	44,028	320,084
TierOne Corp.	11,942	175,547
Timberland Bancorp, Inc.	5,856	74,488
Triad Guaranty, Inc. (a)(d)	5,075	29,841
Trustco Bank Corp., New York (d)	67,794	586,418
United Community Financial Corp., Ohio	12,574	69,786
ViewPoint Financial Group	10,000	155,200
Washington Federal, Inc.	46,238	1,049,603
Washington Mutual, Inc. (d)	459,430	6,799,564
Westfield Financial, Inc.	8,879	88,968
Willow Financial Bancorp, Inc.	5,198	42,572
WSFS Financial Corp.	2,835	134,237
		56,026,672
TOTAL FINANCIALS		1,369,326,302
HEALTH CARE - 11.5%
Biotechnology - 1.6%
Aastrom Biosciences, Inc. (a)	1,900	990
Abraxis BioScience, Inc. (a)(d)	2,220	135,353
Acadia Pharmaceuticals, Inc. (a)(d)	22,950	227,664
Acorda Therapeutics, Inc. (a)	19,833	405,387
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Alexion Pharmaceuticals, Inc. (a)(d)	19,236	$ 1,165,894
Alkermes, Inc. (a)	50,041	647,531
Alnylam Pharmaceuticals, Inc. (a)(d)	18,382	522,049
Alseres Pharmaceuticals, Inc. (a)	1,080	2,808
Amgen, Inc. (a)	570,541	25,971,026
Amylin Pharmaceuticals, Inc. (a)(d)	74,827	1,980,671
Antigenics, Inc. (a)(d)	5,388	12,123
Arena Pharmaceuticals, Inc. (a)(d)	25,188	170,775
ARIAD Pharmaceuticals, Inc. (a)(d)	84,946	284,569
ArQule, Inc. (a)	4,060	18,514
Array Biopharma, Inc. (a)	25,095	140,532
Avant Immunotherapeutics, Inc. (a)	2,169	1,497
AVI BioPharma, Inc. (a)	2,700	3,672
Avigen, Inc. (a)	1,600	5,296
BioCryst Pharmaceuticals, Inc. (a)(d)	12,030	47,879
Biogen Idec, Inc. (a)	156,644	9,141,744
BioMarin Pharmaceutical, Inc. (a)	52,480	1,996,339
BioSphere Medical, Inc. (a)	800	3,120
Celgene Corp. (a)	201,185	11,340,798
Cell Genesys, Inc. (a)(d)	103,415	244,059
Cell Therapeutics, Inc. (a)(d)	41,080	54,636
Cephalon, Inc. (a)	37,211	2,245,312
Cepheid, Inc. (a)	45,427	1,257,419
Cubist Pharmaceuticals, Inc. (a)	35,855	652,561
CuraGen Corp. (a)	5,707	4,166
CV Therapeutics, Inc. (a)	35,100	204,984
Cytogen Corp. (a)	370	189
Cytokinetics, Inc. (a)	14,366	48,413
Dendreon Corp. (a)(d)	44,342	234,126
Dyax Corp. (a)	11,447	49,794
Dynavax Technologies Corp. (a)(d)	35,880	223,174
Encysive Pharmaceuticals, Inc. (a)	17,196	39,551
EntreMed, Inc. (a)	3,700	3,367
Enzon Pharmaceuticals, Inc. (a)(d)	46,219	397,021
Epicept Corp. (a)	305	299
EPIX Pharmaceuticals, Inc. (a)(d)	2,304	7,027
Exact Sciences Corp. (a)	3,245	6,360
Genelabs Technologies, Inc. (a)	1,960	2,156
Genentech, Inc. (a)	244,960	18,555,720
Genitope Corp. (a)(d)	14,102	9,448
GenVec, Inc. (a)	20,350	23,199
Genzyme Corp. (a)	135,499	9,609,589
Geron Corp. (a)(d)	39,828	195,954
Gilead Sciences, Inc. (a)	488,445	23,113,217
GTC Biotherapeutics, Inc. (a)	4,100	2,870
Halozyme Therapeutics, Inc. (a)(d)	46,200	254,100
Hemispherx Biopharma, Inc. (a)(d)	800	664
Human Genome Sciences, Inc. (a)(d)	62,626	370,120
Idenix Pharmaceuticals, Inc. (a)(d)	4,502	24,446
IDM Pharma, Inc. (a)	442	972
ImClone Systems, Inc. (a)	33,037	1,486,995

	Shares	Value
ImmunoGen, Inc. (a)	2,572	$ 7,639
Immunomedics, Inc. (a)	5,227	12,911
Incyte Corp. (a)	29,873	296,041
Indevus Pharmaceuticals, Inc. (a)(d)	49,609	246,061
Infinity Pharmaceuticals, Inc. (a)	53	398
InterMune, Inc. (a)(d)	14,390	202,611
Introgen Therapeutics, Inc. (a)(d)	6,886	19,763
Isis Pharmaceuticals, Inc. (a)(d)	44,948	647,251
Keryx Biopharmaceuticals, Inc. (a)(d)	23,883	137,327
Kosan Biosciences, Inc. (a)	1,712	3,407
La Jolla Pharmaceutical Co. (a)	2,083	5,187
Lexicon Pharmaceuticals, Inc. (a)	6,506	12,101
LifeCell Corp. (a)	19,734	796,267
Ligand Pharmaceuticals, Inc. Class B	44,933	152,323
MannKind Corp. (a)(d)	36,288	256,556
Martek Biosciences (a)	26,025	745,877
Maxygen, Inc. (a)	6,687	42,931
Medarex, Inc. (a)(d)	64,112	596,242
Metabolix, Inc. (a)	16,896	272,026
Millennium Pharmaceuticals, Inc. (a)	176,224	2,465,374
Momenta Pharmaceuticals, Inc. (a)	11,130	113,081
Monogram Biosciences, Inc. (a)	20,122	29,378
Myriad Genetics, Inc. (a)(d)	25,636	949,045
Nabi Biopharmaceuticals (a)	12,447	48,170
Neopharm, Inc. (a)	3,904	2,381
Neose Technologies, Inc. (a)	1,356	706
Neurocrine Biosciences, Inc. (a)	15,860	79,459
Neurogen Corp. (a)	500	795
Northfield Laboratories, Inc. (a)	11,290	11,742
Novavax, Inc. (a)(d)	6,883	19,272
NPS Pharmaceuticals, Inc. (a)	6,507	25,768
Nuvelo, Inc. (a)	19,505	32,573
Omrix Biopharmaceuticals, Inc. (a)	9,333	225,392
ONYX Pharmaceuticals, Inc. (a)	27,635	754,988
Orchid Cellmark, Inc. (a)	3,164	14,523
Orthologic Corp. (a)	7,445	7,817
Oscient Pharmaceuticals Corp. (a)	693	1,407
OSI Pharmaceuticals, Inc. (a)(d)	34,211	1,229,885
Palatin Technologies, Inc. (a)	13,627	5,178
Panacos Pharmaceuticals, Inc. (a)	50,213	34,647
PDL BioPharma, Inc. (a)	53,396	853,268
Peregrine Pharmaceuticals, Inc. (a)	8,337	5,252
Pharmacopeia Drug Discovery, Inc. (a)	2,082	7,662
Pharmacyclics, Inc. (a)	4,815	5,585
Pharmion Corp. (a)	19,012	1,361,069
Progenics Pharmaceuticals, Inc. (a)	15,270	233,631
Regeneron Pharmaceuticals, Inc. (a)	39,166	774,312
Renovis, Inc. (a)	10,098	23,932
Repligen Corp. (a)	6,096	32,248
Rigel Pharmaceuticals, Inc. (a)	23,551	466,781
Sangamo Biosciences, Inc. (a)(d)	43,327	506,926
Savient Pharmaceuticals, Inc. (a)(d)	30,093	682,509
SciClone Pharmaceuticals, Inc. (a)	7,834	15,668
Seattle Genetics, Inc. (a)	42,640	383,334
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Senomyx, Inc. (a)	21,458	$ 145,914
Sonus Pharmaceuticals, Inc. (a)	200	94
StemCells, Inc. (a)	7,323	11,058
Tapestry Pharmaceuticals, Inc. (a)	630	42
Telik, Inc. (a)(d)	13,264	33,293
Theravance, Inc. (a)(d)	27,633	454,563
Third Wave Technologies, Inc. (a)	8,600	68,542
Titan Pharmaceuticals, Inc. (a)	1,300	1,495
TorreyPines Therapeutics, Inc. (a)	3,331	6,362
Trimeris, Inc. (a)(d)	16,866	101,365
United Therapeutics Corp. (a)	12,694	1,068,454
Vanda Pharmaceuticals, Inc. (a)	9,603	43,790
Vermillion, Inc. (a)	2,209	1,171
Vertex Pharmaceuticals, Inc. (a)(d)	77,591	1,357,843
Vical, Inc. (a)	1,900	7,239
XOMA Ltd. (a)(d)	118,882	301,960
Zymogenetics, Inc. (a)(d)	47,216	471,688
		133,479,689
Health Care Equipment & Supplies - 2.1%
Abaxis, Inc. (a)	11,989	349,359
Abiomed, Inc. (a)(d)	36,112	516,402
Accuray, Inc. (d)	17,900	185,623
Advanced Medical Optics, Inc. (a)(d)	26,399	604,009
Align Technology, Inc. (a)(d)	27,534	340,045
American Medical Systems Holdings, Inc. (a)(d)	29,474	430,026
Analogic Corp.	8,043	470,596
Angiodynamics, Inc. (a)	5,971	98,999
ArthroCare Corp. (a)(d)	17,284	693,953
Aspect Medical Systems, Inc. (a)	6,586	82,127
Atrion Corp.	239	24,378
Baxter International, Inc.	333,268	19,669,477
Beckman Coulter, Inc.	30,756	2,076,030
Becton, Dickinson & Co.	117,618	10,635,020
BioLase Technology, Inc. (a)(d)	4,009	14,072
Boston Scientific Corp. (a)	739,290	9,307,661
C.R. Bard, Inc.	50,959	4,830,404
Candela Corp. (a)	10,141	46,344
Cantel Medical Corp. (a)	10,922	120,360
Cardiac Science Corp. (a)	1,171	10,879
Cardiodynamics International Corp. (a)	8,210	2,556
Cerus Corp. (a)	7,762	48,513
Clarient, Inc. (a)	3,500	7,035
Conceptus, Inc. (a)(d)	13,129	223,981
CONMED Corp. (a)	22,708	612,208
Cooper Companies, Inc.	22,174	758,129
Covidien Ltd.	256,797	10,988,344
Cryolife, Inc. (a)	4,384	41,253
Cutera, Inc. (a)	5,971	75,712
Cyberonics, Inc. (a)	4,454	57,457
Cynosure, Inc. Class A (a)	4,942	118,262

	Shares	Value
Datascope Corp.	8,463	$ 294,512
DENTSPLY International, Inc.	68,422	2,671,195
DexCom, Inc. (a)(d)	17,534	129,226
Edwards Lifesciences Corp. (a)(d)	30,426	1,326,878
ev3, Inc. (a)(d)	46,492	410,989
Exactech, Inc. (a)	2,735	71,794
Fonar Corp. (a)	837	3,566
Gen-Probe, Inc. (a)	25,228	1,206,151
Greatbatch, Inc. (a)	13,845	295,868
Haemonetics Corp. (a)	14,315	831,702
HealthTronics, Inc. (a)	8,119	29,634
Hillenbrand Industries, Inc.	29,476	1,546,606
Hologic, Inc. (a)(d)	68,104	4,107,352
Hospira, Inc. (a)	81,534	3,470,087
I-Flow Corp. (a)	11,248	158,484
ICU Medical, Inc. (a)	5,433	145,822
IDEXX Laboratories, Inc. (a)	30,674	1,701,487
Immucor, Inc. (a)	34,048	1,014,630
Implant Sciences Corp. (a)	200	300
Insulet Corp.	6,260	107,234
Integra LifeSciences Holdings Corp. (a)(d)	13,035	540,170
Intuitive Surgical, Inc. (a)	19,799	5,581,734
Invacare Corp.	17,763	443,364
Inverness Medical Innovations, Inc. (a)(d)	38,003	1,107,787
IRIS International, Inc. (a)	8,470	95,457
IVAX Diagnostics, Inc. (a)	3,600	2,088
Kensey Nash Corp. (a)	1,684	45,721
Kewaunee Scientific Corp.	1,601	28,322
Kinetic Concepts, Inc. (a)	25,821	1,326,941
Lifecore Biomedical, Inc. (a)	11,000	185,130
Masimo Corp.	22,032	706,346
Medical Action Industries, Inc. (a)	5,016	94,401
Medtronic, Inc.	598,778	29,555,682
Mentor Corp.	18,763	556,511
Meridian Bioscience, Inc.	30,499	1,045,201
Merit Medical Systems, Inc. (a)	27,493	435,764
Misonix, Inc. (a)	3,000	12,750
Natus Medical, Inc. (a)	19,219	364,969
Neogen Corp. (a)	2,911	78,568
Neoprobe Corp. (a)	100	35
North American Scientific, Inc. (a)	2,705	1,055
NuVasive, Inc. (a)	32,642	1,258,023
NxStage Medical, Inc. (a)(d)	36,056	213,452
OraSure Technologies, Inc. (a)	23,767	169,696
Orthofix International NV (a)	8,645	346,232
Osteotech, Inc. (a)	3,427	14,976
Palomar Medical Technologies, Inc. (a)	10,806	143,828
PLC Systems, Inc. (a)	400	164
Possis Medical, Inc. (a)	3,702	71,893
Quidel Corp. (a)	15,892	261,106
ResMed, Inc. (a)(d)	37,089	1,501,734
Respironics, Inc. (a)	39,387	2,586,938
Retractable Technologies, Inc. (a)	6,105	9,158
RTI Biologics, Inc. (a)	25,405	218,483
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Sirona Dental Systems, Inc. (a)	13,981	$ 363,646
Somanetics Corp. (a)	5,971	165,934
Sonic Innovations, Inc. (a)	3,941	16,670
SonoSite, Inc. (a)(d)	10,661	313,753
St. Jude Medical, Inc. (a)	177,650	7,635,397
Staar Surgical Co. (a)	3,978	9,229
Stereotaxis, Inc. (a)(d)	28,535	164,647
Steris Corp.	32,480	799,658
Strategic Diagnostics, Inc. (a)	3,100	13,454
Stryker Corp.	160,384	10,442,602
SurModics, Inc. (a)(d)	11,705	517,010
Symmetry Medical, Inc. (a)	14,077	250,571
Synovis Life Technologies, Inc. (a)	1,000	17,680
The Spectranetics Corp. (a)	20,955	188,595
Theragenics Corp. (a)	1,300	5,044
ThermoGenesis Corp. (a)	73,719	122,374
Thoratec Corp. (a)	33,069	479,831
TomoTherapy, Inc. (d)	19,200	252,864
Urologix, Inc. (a)	3,800	4,218
Varian Medical Systems, Inc. (a)	66,734	3,500,198
Vital Signs, Inc.	6,168	313,643
Vnus Medical Technologies, Inc. (a)	10,000	186,900
Volcano Corp. (a)	19,293	236,532
West Pharmaceutical Services, Inc.	14,675	606,078
Wright Medical Group, Inc. (a)	29,021	763,833
Young Innovations, Inc.	2,508	53,521
Zimmer Holdings, Inc. (a)	124,180	9,349,512
Zoll Medical Corp. (a)	19,936	496,008
		169,235,812
Health Care Providers & Services - 2.2%
Aetna, Inc.	259,923	12,892,181
Air Methods Corp. (a)	13,436	552,488
Alliance Imaging, Inc. (a)	5,330	52,341
Amedisys, Inc. (a)	16,197	692,908
America Service Group, Inc. (a)	11,000	79,640
American Dental Partners, Inc. (a)(d)	4,710	45,075
AMERIGROUP Corp. (a)	23,431	843,516
AmerisourceBergen Corp.	85,123	3,551,332
AMN Healthcare Services, Inc. (a)	24,202	391,830
AmSurg Corp. (a)	12,681	305,485
Animal Health International, Inc.	5,300	55,862
Apria Healthcare Group, Inc. (a)	28,569	620,233
Assisted Living Concepts, Inc. Class A (a)	49,001	294,986
Bio-Reference Laboratories, Inc. (a)	13,966	386,160
BioScrip, Inc. (a)	8,518	59,882
Brookdale Senior Living, Inc. (d)	26,715	696,994
Capital Senior Living Corp. (a)	30,965	233,476
Cardinal Health, Inc.	188,825	11,167,111
Centene Corp. (a)	16,879	302,472
Chemed Corp.	11,792	562,596
CIGNA Corp.	143,315	6,388,983

	Shares	Value
Community Health Systems, Inc. (a)	44,780	$ 1,391,315
Corvel Corp. (a)	2,959	89,155
Coventry Health Care, Inc. (a)	80,763	4,189,177
Cross Country Healthcare, Inc. (a)	7,031	76,357
DaVita, Inc. (a)	53,765	2,668,357
Dialysis Corp. of America (a)	3,005	25,032
Emergency Medical Services Corp. Class A (a)	600	14,838
Express Scripts, Inc. (a)	109,831	6,491,012
Five Star Quality Care, Inc. (a)	28,197	202,172
Gentiva Health Services, Inc. (a)	8,630	186,063
Hanger Orthopedic Group, Inc. (a)	3,419	39,626
Health Management Associates, Inc. Class A	124,688	667,081
Health Net, Inc. (a)	52,943	2,326,315
HealthExtras, Inc. (a)	18,378	506,314
HealthSouth Corp. (a)(d)	39,501	635,176
Healthspring, Inc. (a)	40,674	713,829
Healthways, Inc. (a)	18,141	623,143
Henry Schein, Inc. (a)	46,535	2,783,724
HMS Holdings Corp. (a)	18,275	500,004
Hooper Holmes, Inc. (a)	7,290	4,739
Humana, Inc. (a)	86,549	5,913,893
InVentiv Health, Inc. (a)	17,853	567,725
Kindred Healthcare, Inc. (a)	18,367	387,360
Laboratory Corp. of America Holdings (a)	62,083	4,799,637
Landauer, Inc.	12,764	610,119
LCA-Vision, Inc.	8,343	114,967
LHC Group, Inc. (a)(d)	14,902	253,334
LifePoint Hospitals, Inc. (a)	29,832	747,590
Lincare Holdings, Inc. (a)	39,845	1,294,963
Magellan Health Services, Inc. (a)	16,653	721,574
Matria Healthcare, Inc. (a)	15,369	386,069
McKesson Corp.	150,039	8,816,292
Medcath Corp. (a)	8,479	176,787
Medco Health Solutions, Inc. (a)	282,484	12,516,866
Medical Staffing Network Holdings, Inc. (a)	4,777	26,512
Molina Healthcare, Inc. (a)	5,873	185,880
MWI Veterinary Supply, Inc. (a)	10,005	348,474
National Healthcare Corp.	2,394	111,704
Nighthawk Radiology Holdings, Inc. (a)	15,857	181,087
Odyssey Healthcare, Inc. (a)	14,808	129,422
Omnicare, Inc.	56,806	1,191,790
Owens & Minor, Inc.	23,016	988,998
Patterson Companies, Inc. (a)	63,046	2,219,219
PDI, Inc. (a)	1,588	12,498
Pediatrix Medical Group, Inc. (a)	25,276	1,668,469
PharMerica Corp. (a)(d)	13,819	203,416
Providence Service Corp. (a)	15,408	434,352
PSS World Medical, Inc. (a)	37,351	653,643
Psychiatric Solutions, Inc. (a)	24,431	691,153
Quest Diagnostics, Inc. (d)	76,296	3,637,030
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
RehabCare Group, Inc. (a)	15,055	$ 301,100
ResCare, Inc. (a)	18,619	401,053
Rural/Metro Corp. (a)	7,404	19,991
Skilled Healthcare Group, Inc.	3,461	43,609
SRI/Surgical Express, Inc. (a)	900	3,771
Sun Healthcare Group, Inc. (a)	24,223	357,047
Sunrise Senior Living, Inc. (a)(d)	17,567	480,984
Tenet Healthcare Corp. (a)	231,988	1,115,862
Triple-S Management Corp.	16,998	343,360
U.S. Physical Therapy, Inc. (a)	3,075	40,744
UnitedHealth Group, Inc.	677,635	31,496,475
Universal American Financial Corp. (a)	13,972	240,039
Universal Health Services, Inc. Class B	24,712	1,320,115
VCA Antech, Inc. (a)(d)	45,340	1,455,867
VistaCare, Inc. Class A (a)	3,424	29,344
Wellcare Health Plans, Inc. (a)	24,178	1,154,258
WellPoint, Inc. (a)	298,250	20,901,360
		174,004,782
Health Care Technology - 0.1%
A.D.A.M., Inc. (a)	1,800	12,528
Allscripts Healthcare Solutions, Inc. (a)(d)	36,249	386,777
AMICAS, Inc. (a)	9,737	25,511
Cash Technologies, Inc. (a)	3,400	629
Cerner Corp. (a)	33,758	1,466,785
Computer Programs & Systems, Inc.	11,546	257,129
Eclipsys Corp. (a)	19,157	409,002
Emageon, Inc. (a)	20,901	48,490
HLTH Corp. (a)(d)	102,138	1,209,314
IMS Health, Inc.	97,709	2,199,430
MedAssets, Inc.	14,182	257,545
Merge Technologies, Inc. (a)	11,344	6,012
Omnicell, Inc. (a)	29,246	555,674
Phase Forward, Inc. (a)	23,819	379,437
ProxyMed, Inc. (a)	63	119
TriZetto Group, Inc. (a)	17,011	332,055
Vital Images, Inc. (a)(d)	11,918	189,019
		7,735,456
Life Sciences Tools & Services - 0.5%
Accelrys, Inc. (a)	4,972	28,788
Affymetrix, Inc. (a)(d)	37,569	720,573
Albany Molecular Research, Inc. (a)	27,799	309,403
Alliance Pharmaceutical Corp. (a)	300	6
AMAG Pharmaceuticals, Inc. (a)(d)	8,266	361,803
Applera Corp.:
- Applied Biosystems Group	90,093	3,037,035
- Celera Genomics Group (a)	51,459	713,222
Bio-Rad Laboratories, Inc. Class A (a)	9,356	883,581
Bruker BioSciences Corp. (a)	56,937	778,329
Caliper Life Sciences, Inc. (a)(d)	5,632	23,485
Cambrex Corp.	21,547	188,105

	Shares	Value
Charles River Laboratories International, Inc. (a)	32,388	$ 1,897,289
Covance, Inc. (a)	30,626	2,585,141
Cryo-Cell International, Inc. (a)	9,581	8,431
Dionex Corp. (a)(d)	12,755	941,574
Enzo Biochem, Inc. (a)	17,097	161,054
eResearchTechnology, Inc. (a)(d)	28,484	340,669
Exelixis, Inc. (a)	48,677	310,559
Harvard Bioscience, Inc. (a)	786	3,608
Illumina, Inc. (a)(d)	31,329	2,268,533
Invitrogen Corp. (a)	24,599	2,078,370
Kendle International, Inc. (a)(d)	12,762	571,865
Luminex Corp. (a)(d)	12,155	211,619
Medivation, Inc. (a)(d)	20,015	320,440
Millipore Corp. (a)	29,646	2,072,255
Nektar Therapeutics (a)(d)	48,707	338,514
Ore Pharmaceuticals, Inc. (a)	4,200	2,835
PAREXEL International Corp. (a)	16,904	928,875
PerkinElmer, Inc.	57,053	1,416,055
Pharmaceutical Product Development, Inc.	53,601	2,415,797
PharmaNet Development Group, Inc. (a)	11,555	333,131
Sequenom, Inc. (a)	2,480	17,335
Techne Corp. (a)	17,657	1,207,562
Thermo Fisher Scientific, Inc. (a)	222,384	12,437,937
Varian, Inc. (a)	15,040	814,416
Waters Corp. (a)	52,376	3,122,133
		43,850,327
Pharmaceuticals - 5.0%
Abbott Laboratories	804,934	43,104,216
Acusphere, Inc. (a)	2,800	1,764
Adolor Corp. (a)	25,094	114,680
Akorn, Inc. (a)(d)	30,000	190,800
Alexza Pharmaceuticals, Inc. (a)	13,000	82,160
Allergan, Inc.	161,481	9,564,520
Alpharma, Inc. Class A (a)	32,656	822,278
APP Pharmaceuticals, Inc. (a)	8,880	99,811
Atherogenics, Inc. (a)	6,856	6,033
Auxilium Pharmaceuticals, Inc. (a)	18,538	593,958
AVANIR Pharmaceuticals Class A (a)	21,996	26,615
Barr Pharmaceuticals, Inc. (a)	55,835	2,632,620
Bentley Pharmaceuticals, Inc. (a)	2,936	43,541
BioMimetic Therapeutics, Inc. (a)	5,000	68,700
Bristol-Myers Squibb Co.	1,035,431	23,411,095
Collagenex Pharmaceuticals, Inc. (a)	2,627	42,873
Columbia Laboratories, Inc. (a)	7,190	17,616
Cypress Bioscience, Inc. (a)	31,654	253,232
DepoMed, Inc. (a)	8,176	27,798
Discovery Laboratories, Inc. (a)	3,800	7,904
Durect Corp. (a)	9,673	48,075
Eli Lilly & Co.	509,510	25,485,690
Emisphere Technologies, Inc. (a)(d)	3,941	7,173
Endo Pharmaceuticals Holdings, Inc. (a)	66,046	1,734,368
Forest Laboratories, Inc. (a)	159,886	6,358,666
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Hi-Tech Pharmacal Co., Inc. (a)	2,015	$ 22,447
Hollis-Eden Pharmaceuticals, Inc. (a)	1,300	2,457
Immtech Pharmaceuticals, Inc. (a)	1,200	960
Inspire Pharmaceuticals, Inc. (a)	17,519	78,660
Johnson & Johnson	1,500,165	92,950,223
King Pharmaceuticals, Inc. (a)	112,365	1,191,069
KV Pharmaceutical Co. Class A (a)	25,710	645,835
Matrixx Initiatives, Inc. (a)	3,709	53,781
Medicines Co. (a)	23,730	457,040
Medicis Pharmaceutical Corp. Class A	24,515	502,803
Merck & Co., Inc.	1,138,850	50,451,055
MiddleBrook Pharmaceuticals, Inc. (a)(d)	2,800	11,816
Mylan, Inc. (d)	153,703	1,819,844
Nastech Pharmaceutical Co., Inc. (a)(d)	25,476	58,850
NitroMed, Inc. (a)	7,065	7,842
Noven Pharmaceuticals, Inc. (a)	16,093	218,221
Obagi Medical Products, Inc. (a)	10,991	171,020
Pain Therapeutics, Inc. (a)(d)	35,234	297,023
Par Pharmaceutical Companies, Inc. (a)	22,867	404,517
Penwest Pharmaceuticals Co. (a)	3,340	10,287
Perrigo Co.	47,847	1,599,047
Pfizer, Inc.	3,578,337	79,725,348
Pozen, Inc. (a)(d)	20,149	245,616
Salix Pharmaceuticals Ltd. (a)(d)	14,324	96,687
Santarus, Inc. (a)	14,630	26,334
Schering-Plough Corp.	856,666	18,589,652
Sciele Pharma, Inc. (a)(d)	14,633	302,903
Sepracor, Inc. (a)	66,403	1,425,672
Spectrum Pharmaceuticals, Inc. (a)	192	497
SuperGen, Inc. (a)	6,806	18,717
Valeant Pharmaceuticals International (a)	38,701	532,139
ViroPharma, Inc. (a)	40,812	373,838
Vivus, Inc. (a)	73,666	431,683
Warner Chilcott Ltd. (a)	48,187	812,915
Watson Pharmaceuticals, Inc. (a)	52,973	1,473,179
Wyeth	700,769	30,567,544
XenoPort, Inc. (a)	15,634	799,992
Zila, Inc. (a)	4,200	2,352
		401,126,051
TOTAL HEALTH CARE		929,432,117
INDUSTRIALS - 11.3%
Aerospace & Defense - 2.3%
AAR Corp. (a)	26,763	692,894
AeroCentury Corp. (a)	800	12,800
AeroVironment, Inc.	3,200	67,968
Alliant Techsystems, Inc. (a)	17,247	1,809,900
American Science & Engineering, Inc.	4,657	252,223
Applied Signal Technology, Inc.	15,269	181,701
Argon ST, Inc. (a)	14,975	243,344

	Shares	Value
Astronics Corp. (a)	2,747	$ 54,253
BE Aerospace, Inc. (a)	45,472	1,559,690
Ceradyne, Inc. (a)	12,988	404,057
Cubic Corp.	5,635	144,087
Curtiss-Wright Corp.	22,872	961,996
DRS Technologies, Inc.	20,696	1,160,839
Ducommun, Inc. (a)	3,105	86,102
DynCorp International, Inc. Class A (a)	8,722	144,960
Esterline Technologies Corp. (a)	14,157	741,827
GenCorp, Inc. (non-vtg.) (a)	32,091	333,746
General Dynamics Corp.	174,644	14,294,611
Goodrich Corp.	64,536	3,822,467
Heico Corp. Class A	9,890	359,897
Herley Industries, Inc. (a)	3,619	43,392
Hexcel Corp. (a)	52,628	1,062,559
Honeywell International, Inc.	358,203	20,611,001
Innovative Solutions & Support, Inc. (a)(d)	23,580	213,399
Irvine Sensors Corp. (a)	430	176
L-3 Communications Holdings, Inc.	64,136	6,817,015
Ladish Co., Inc. (a)	5,776	206,203
Lockheed Martin Corp.	169,750	17,518,200
Moog, Inc. Class A (a)	19,711	808,939
MTC Technologies, Inc. (a)	2,985	70,745
Northrop Grumman Corp.	162,996	12,813,116
Orbital Sciences Corp. (a)	33,015	714,775
Precision Castparts Corp.	70,638	7,797,729
Raytheon Co.	221,690	14,374,380
Rockwell Collins, Inc.	83,002	4,888,818
Spirit AeroSystems Holdings, Inc. Class A (a)	49,189	1,329,087
Stanley, Inc. (a)	7,416	205,349
Sypris Solutions, Inc.	3,224	15,507
Taser International, Inc. (a)(d)	42,685	481,060
Teledyne Technologies, Inc. (a)	18,970	842,268
The Boeing Co.	363,039	30,055,999
TransDigm Group, Inc. (a)	10,887	423,069
Triumph Group, Inc.	11,289	638,845
United Technologies Corp.	481,390	33,942,809
		183,203,802
Air Freight & Logistics - 0.6%
ABX Air, Inc. (a)	17,036	52,130
Atlas Air Worldwide Holdings, Inc. (a)	5,919	299,501
C.H. Robinson Worldwide, Inc.	84,518	4,290,979
Dynamex, Inc. (a)	4,777	110,444
Expeditors International of Washington, Inc.	109,205	4,293,941
FedEx Corp.	146,891	12,945,504
Forward Air Corp.	23,713	695,977
Hub Group, Inc. Class A (a)	17,492	524,585
Pacer International, Inc.	34,535	530,803
United Parcel Service, Inc. Class B	354,526	24,901,906
UTI Worldwide, Inc.	55,295	927,850
		49,573,620
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Airlines - 0.2%
AirTran Holdings, Inc. (a)(d)	62,329	$ 450,015
Alaska Air Group, Inc. (a)	27,766	677,490
Allegiant Travel Co. (a)	12,630	343,662
AMR Corp. (a)	131,416	1,683,439
Continental Airlines, Inc. Class B (a)(d)	43,046	1,040,852
Delta Air Lines, Inc. (a)(d)	132,359	1,766,993
ExpressJet Holdings, Inc. Class A (a)	42,661	103,666
Frontier Airlines Holdings, Inc. (a)(d)	54,601	159,981
Great Lakes Aviation Ltd. (a)	200	420
JetBlue Airways Corp. (a)(d)	80,304	437,657
MAIR Holdings, Inc. (a)	6,324	27,067
Mesa Air Group, Inc. (a)	12,128	29,350
Northwest Airlines Corp. (a)	116,321	1,562,191
Pinnacle Airlines Corp. (a)(d)	13,246	148,488
Republic Airways Holdings, Inc. (a)	14,499	283,455
SkyWest, Inc.	25,270	558,972
Southwest Airlines Co.	361,016	4,426,056
UAL Corp. (d)	60,912	1,845,634
US Airways Group, Inc. (a)	40,418	501,183
		16,046,571
Building Products - 0.2%
Aaon, Inc.	4,021	66,387
American Woodmark Corp. (d)	8,120	154,118
Ameron International Corp.	7,610	839,916
Apogee Enterprises, Inc.	7,704	118,565
Armstrong World Industries, Inc. (a)	10,573	380,628
Builders FirstSource, Inc. (a)(d)	7,165	47,504
Gibraltar Industries, Inc.	13,833	151,195
Griffon Corp. (a)	6,305	55,799
Insteel Industries, Inc.	19,514	210,166
Lennox International, Inc.	32,284	1,215,170
Masco Corp.	201,834	3,772,277
NCI Building Systems, Inc. (a)	8,960	271,846
Owens Corning (a)(d)	39,459	744,197
Patrick Industries, Inc. (a)	600	4,566
Simpson Manufacturing Co. Ltd. (d)	24,564	588,553
Trane, Inc.	85,738	3,862,497
Trex Co., Inc. (a)(d)	1,672	13,042
Universal Forest Products, Inc.	10,472	290,912
USG Corp. (a)(d)	39,649	1,349,255
		14,136,593
Commercial Services & Supplies - 0.9%
ABM Industries, Inc.	38,140	757,460
ACCO Brands Corp. (a)	27,832	386,030
Administaff, Inc.	13,010	320,827
Advisory Board Co. (a)	12,585	699,348
Allied Waste Industries, Inc. (a)	160,705	1,661,690
American Ecology Corp.	4,777	118,995
American Reprographics Co. (a)	18,051	292,065
Angelica Corp.	2,508	41,507

	Shares	Value
APAC Customer Services, Inc. (a)	4,300	$ 4,773
Avery Dennison Corp.	46,663	2,394,745
Barrett Business Services, Inc.	2,508	40,630
Bowne & Co., Inc.	30,535	405,199
Casella Waste Systems, Inc. Class A (a)	27,789	274,833
CBIZ, Inc. (a)	13,495	120,106
CDI Corp.	7,155	162,776
Cenveo, Inc. (a)	19,834	298,303
ChoicePoint, Inc. (a)	38,054	1,841,814
Cintas Corp.	75,810	2,181,812
Clean Harbors, Inc. (a)	7,762	477,518
Comfort Systems USA, Inc.	22,487	267,595
Comsys IT Partners, Inc. (a)	36	339
Consolidated Graphics, Inc. (a)	10,742	571,367
Copart, Inc. (a)	30,252	1,260,298
Cornell Companies, Inc. (a)	1,672	34,794
Corporate Executive Board Co.	16,825	683,263
Corrections Corp. of America (a)	58,372	1,567,872
CoStar Group, Inc. (a)(d)	12,805	531,664
Courier Corp.	2,999	81,603
Covanta Holding Corp. (a)	63,735	1,827,920
CRA International, Inc. (a)	9,397	356,898
Deluxe Corp.	24,238	504,878
Diamond Management & Technology Consultants, Inc.	6,807	40,366
Dun & Bradstreet Corp.	30,301	2,646,489
EnergySolutions, Inc.	15,000	327,000
Ennis, Inc.	10,422	166,335
Equifax, Inc.	66,141	2,263,345
Exponent, Inc. (a)	10,000	291,000
FTI Consulting, Inc. (a)	25,683	1,630,871
Fuel Tech, Inc. (a)(d)	12,102	242,887
G&K Services, Inc. Class A	11,022	421,702
GeoEye, Inc. (a)	16,127	487,197
GP Strategies Corp. (a)	1,600	14,960
Healthcare Services Group, Inc.	26,140	517,049
Heidrick & Struggles International, Inc.	9,533	326,315
Herman Miller, Inc.	27,876	831,541
HNI Corp. (d)	14,125	417,535
Hudson Highland Group, Inc. (a)	6,919	51,547
Huron Consulting Group, Inc. (a)	19,198	1,018,646
ICT Group, Inc. (a)	4,570	39,256
IHS, Inc. Class A (a)	18,231	1,123,941
IKON Office Solutions, Inc.	41,680	296,762
InnerWorkings, Inc. (a)(d)	33,190	457,026
Innotrac Corp. (a)	1,400	4,760
Interface, Inc. Class A	32,273	540,895
Intersections, Inc. (a)	8,825	72,277
Kelly Services, Inc. Class A (non-vtg.)	6,364	122,252
Kenexa Corp. (a)	14,889	301,651
Kforce, Inc. (a)	30,240	258,552
Kimball International, Inc. Class B	18,777	196,220
Knoll, Inc.	22,702	319,644
Korn/Ferry International (a)	27,902	470,428
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Layne Christensen Co. (a)	17,863	$ 715,235
Learning Tree International, Inc. (a)	3,821	51,431
LECG Corp. (a)	11,382	108,129
M&F Worldwide Corp. (a)	6,880	254,766
Manpower, Inc.	43,348	2,457,832
McGrath RentCorp.	5,971	125,033
Metalico, Inc. (a)	15,943	185,417
Mine Safety Appliances Co.	16,439	659,368
Mobile Mini, Inc. (a)(d)	17,986	334,719
Monster Worldwide, Inc. (a)	63,567	1,690,247
Navigant Consulting, Inc. (a)	31,134	507,796
On Assignment, Inc. (a)	5,613	34,744
PeopleSupport, Inc. (a)(d)	8,359	97,048
PHH Corp. (a)	23,803	481,773
Pike Electric Corp. (a)	13,966	180,580
Pitney Bowes, Inc.	107,839	3,858,479
Protection One, Inc. (a)(d)	1,019	8,926
R.R. Donnelley & Sons Co.	104,534	3,327,317
RCM Technologies, Inc. (a)	1,400	7,434
Republic Services, Inc.	80,085	2,444,995
Resources Connection, Inc.	37,123	597,680
Robert Half International, Inc.	79,214	2,134,817
Rollins, Inc.	31,849	562,135
RSC Holdings, Inc. (d)	36,805	414,792
Schawk, Inc. Class A	4,896	77,112
School Specialty, Inc. (a)	6,351	193,833
Spherion Corp. (a)	36,388	235,794
Spherix, Inc. (a)	2,713	2,903
Standard Register Co.	7,404	63,304
Steelcase, Inc. Class A	20,379	288,974
Stericycle, Inc. (a)	48,426	2,609,677
Superior Uniform Group, Inc.	1,000	9,900
Team, Inc. (a)	16,100	490,889
TeamStaff, Inc. (a)	1,300	910
Teletech Holdings, Inc. (a)	22,443	506,539
Tetra Tech, Inc. (a)	27,267	514,528
The Brink's Co.	20,872	1,396,963
The Geo Group, Inc. (a)	27,497	733,895
TRC Companies, Inc. (a)	5,282	26,780
TrueBlue, Inc. (a)	16,970	211,955
United Stationers, Inc. (a)(d)	13,932	687,684
Viad Corp.	16,478	571,292
Virco Manufacturing Co.	3,120	18,533
Volt Information Sciences, Inc. (a)	2,508	40,304
Waste Connections, Inc. (a)	28,338	860,342
Waste Industries USA, Inc.	5,000	182,950
Waste Management, Inc.	264,789	8,693,023
Watson Wyatt Worldwide, Inc. Class A	21,050	1,116,703
		76,842,851
Construction & Engineering - 0.4%
AECOM Technology Corp.	36,016	933,535

	Shares	Value
EMCOR Group, Inc. (a)	32,086	$ 772,952
Fluor Corp.	45,562	6,344,509
Foster Wheeler Ltd. (a)	73,238	4,793,427
Furmanite Corp. (a)	20,546	225,595
Granite Construction, Inc.	13,617	411,097
Great Lakes Dredge & Dock Corp.	45,451	277,706
Insituform Technologies, Inc. Class A (a)(d)	21,456	299,740
Integrated Electrical Services, Inc. (a)	13,972	241,157
Jacobs Engineering Group, Inc. (a)	60,360	4,846,304
KBR, Inc. (a)	89,334	2,977,502
Michael Baker Corp. (a)	5,000	144,000
Northwest Pipe Co. (a)	12,239	510,856
Orion Marine Group, Inc. (a)	10,000	130,000
Perini Corp. (a)	13,944	522,621
Quanta Services, Inc. (a)	83,667	1,997,968
Shaw Group, Inc. (a)	39,085	2,516,292
URS Corp. (a)	44,139	1,777,919
		29,723,180
Electrical Equipment - 0.7%
A.O. Smith Corp.	12,801	466,340
Active Power, Inc. (a)	10,509	18,916
Acuity Brands, Inc.	21,074	935,896
American Superconductor Corp. (a)(d)	45,910	1,037,107
AMETEK, Inc.	48,541	2,067,361
AZZ, Inc. (a)	2,866	101,514
Baldor Electric Co.	19,489	558,750
Beacon Power Corp. (a)	362	427
Belden, Inc.	19,997	785,882
Brady Corp. Class A	24,363	745,021
C&D Technologies, Inc. (a)(d)	5,300	28,938
Capstone Turbine Corp. (a)(d)	15,524	28,254
Chase Corp.	1,000	23,600
Coleman Cable, Inc. (a)	900	10,629
Cooper Industries Ltd. Class A	102,329	4,290,655
Emerson Electric Co.	415,974	21,198,035
Encore Wire Corp. (d)	8,240	138,020
Energy Conversion Devices, Inc. (a)(d)	21,986	584,168
Energy Focus, Inc. (a)	3,941	19,981
EnerSys (a)	19,892	457,317
Espey Manufacturing & Electronics Corp.	1,488	32,290
Evergreen Solar, Inc. (a)(d)	43,826	421,168
First Solar, Inc. (a)	17,434	3,577,457
Franklin Electric Co., Inc. (d)	16,711	551,129
FuelCell Energy, Inc. (a)(d)	59,982	429,471
General Cable Corp. (a)	24,428	1,507,696
GrafTech International Ltd. (a)	65,885	1,055,478
Hubbell, Inc. Class B	24,391	1,106,620
II-VI, Inc. (a)	14,172	463,991
LSI Industries, Inc.	12,688	168,624
MagneTek, Inc. (a)	3,582	12,215
Medis Technologies Ltd. (a)(d)	4,420	47,869
Microvision, Inc. (a)(d)	3,976	10,020
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
Millennium Cell, Inc. (a)	300	$ 63
Nortech Systems, Inc. (a)	1,634	9,363
Plug Power, Inc. (a)(d)	25,662	77,243
Polypore International, Inc.	9,236	165,971
Powell Industries, Inc. (a)	3,702	141,120
Power-One, Inc. (a)(d)	23,022	59,857
PowerSecure International, Inc. (a)(d)	3,463	46,093
Regal-Beloit Corp.	18,753	692,361
Rockwell Automation, Inc.	72,154	3,947,545
Roper Industries, Inc.	46,497	2,622,431
Satcon Technology Corp. (a)(d)	1,200	2,316
SL Industries, Inc. (a)	2,508	49,658
Sunpower Corp. Class A (a)(d)	17,443	1,146,354
Superior Essex, Inc. (a)	23,225	659,126
Tech/Ops Sevcon, Inc.	2,508	19,562
Thomas & Betts Corp. (a)(d)	27,614	1,108,702
Ultralife Batteries, Inc. (a)	600	8,466
UQM Technologies, Inc. (a)	3,800	8,284
Valence Technology, Inc. (a)(d)	12,072	44,304
Valpey Fisher Corp. (a)	2,100	9,975
Vicor Corp.	5,067	61,463
Woodward Governor Co.	36,446	1,041,262
		54,802,358
Industrial Conglomerates - 2.8%
3M Co.	347,318	27,229,731
Carlisle Companies, Inc.	28,438	1,038,840
General Electric Co.	5,287,408	175,224,701
McDermott International, Inc. (a)	115,438	6,028,172
Raven Industries, Inc. (d)	5,617	164,466
Standex International Corp.	6,568	124,858
Teleflex, Inc.	22,935	1,296,974
Textron, Inc.	126,339	6,843,784
Tredegar Corp.	28,430	449,478
Tyco International Ltd.	256,928	10,292,536
Walter Industries, Inc.	24,944	1,362,691
		230,056,231
Machinery - 2.1%
3D Systems Corp. (a)(d)	2,508	36,266
Actuant Corp. Class A	27,018	726,244
AGCO Corp. (a)	46,789	3,034,735
Alamo Group, Inc.	200	3,708
Albany International Corp. Class A	18,400	631,672
Altra Holdings, Inc. (a)	22,128	284,345
American Railcar Industries, Inc.	10,474	260,174
Ampco-Pittsburgh Corp.	6,549	247,945
Astec Industries, Inc. (a)	6,807	257,713
Axsys Technologies, Inc. (a)	2,633	115,852
Badger Meter, Inc.	7,471	285,168
Barnes Group, Inc.	30,587	695,548
Blount International, Inc. (a)	31,035	370,248

	Shares	Value
Briggs & Stratton Corp.	24,714	$ 441,639
Bucyrus International, Inc. Class A	20,139	2,011,483
Cascade Corp.	6,465	289,632
Caterpillar, Inc.	337,073	24,380,490
Chart Industries, Inc. (a)	11,225	385,130
CIRCOR International, Inc.	14,659	667,717
CLARCOR, Inc.	25,118	899,224
Columbus McKinnon Corp. (NY Shares) (a)	8,038	230,208
Commercial Vehicle Group, Inc. (a)	19,815	185,468
Crane Co.	25,960	1,070,331
Cummins, Inc.	92,866	4,678,589
Danaher Corp.	125,757	9,324,882
Deere & Co.	230,695	19,657,521
Donaldson Co., Inc.	29,664	1,250,634
Dover Corp.	107,254	4,452,114
Dynamic Materials Corp.	10,162	579,132
Eaton Corp.	75,240	6,066,601
EnPro Industries, Inc. (a)	12,676	374,322
ESCO Technologies, Inc. (a)(d)	15,486	511,967
Federal Signal Corp.	42,097	508,111
Flanders Corp. (a)(d)	9,957	62,729
Flow International Corp. (a)	28,106	207,141
Flowserve Corp.	27,570	3,002,373
Force Protection, Inc. (a)(d)	28,600	117,546
FreightCar America, Inc.	8,359	335,029
Gardner Denver, Inc. (a)	22,940	846,715
Gehl Co. (a)	10,898	174,695
Gorman-Rupp Co.	10,248	279,770
Graco, Inc.	33,485	1,162,264
Greenbrier Companies, Inc. (d)	4,470	117,472
Hardinge, Inc.	11,551	143,348
Harsco Corp.	46,564	2,630,400
Hirsch International Corp. Class A (a)	900	1,683
Hurco Companies, Inc. (a)	3,204	141,681
IDEX Corp.	36,090	1,088,474
Illinois Tool Works, Inc.	247,097	12,125,050
Ingersoll-Rand Co. Ltd. Class A	143,688	6,014,780
ITT Corp.	96,778	5,442,795
Joy Global, Inc.	53,792	3,570,175
K-Tron International, Inc. (a)	1,000	116,730
Kadant, Inc. (a)	4,460	111,946
Kaydon Corp.	19,607	837,415
Kennametal, Inc.	38,636	1,173,375
L.B. Foster Co. Class A (a)	12,372	524,078
Lincoln Electric Holdings, Inc.	22,247	1,493,664
Lindsay Corp.	11,966	940,767
Manitowoc Co., Inc.	68,127	2,775,494
Middleby Corp. (a)(d)	8,942	608,056
Milacron, Inc. (a)	275	811
Miller Industries, Inc. (a)	360	4,162
Mueller Industries, Inc.	22,488	646,080
Mueller Water Products, Inc. Class B	61,652	536,989
NACCO Industries, Inc. Class A	2,834	229,696
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Nordson Corp.	19,922	$ 1,023,792
Omega Flex, Inc.	300	4,500
Oshkosh Co.	34,912	1,398,924
PACCAR, Inc.	190,632	8,269,616
Pall Corp.	62,524	2,461,570
Parker Hannifin Corp.	88,281	5,705,601
Pentair, Inc.	53,217	1,735,939
RBC Bearings, Inc. (a)	25,395	853,272
Robbins & Myers, Inc.	12,478	424,876
SPX Corp.	26,258	2,686,193
Sun Hydraulics Corp.	15,000	325,950
Tecumseh Products Co. Class A (non-vtg.) (a)	21,767	461,025
Tennant Co.	7,549	272,368
Terex Corp. (a)	55,079	3,715,079
Timken Co.	34,205	1,030,597
Titan International, Inc.	15,739	534,969
Toro Co.	18,185	876,153
Trinity Industries, Inc.	46,212	1,301,792
Twin Disc, Inc.	8,348	169,130
Valmont Industries, Inc.	9,929	793,327
Wabash National Corp.	10,432	82,413
Wabtec Corp.	25,638	887,331
Watts Water Technologies, Inc. Class A (d)	14,756	409,036
		167,801,649
Marine - 0.1%
Alexander & Baldwin, Inc. (d)	16,551	728,906
American Commercial Lines, Inc. (a)(d)	16,002	272,034
Eagle Bulk Shipping, Inc. (d)	38,563	1,026,933
Excel Maritime Carriers Ltd. (d)	10,068	320,867
Genco Shipping & Trading Ltd.	11,470	668,357
Horizon Lines, Inc. Class A	12,977	261,746
Kirby Corp. (a)	27,057	1,219,730
OceanFreight, Inc.	15,914	350,585
TBS International Ltd. Class A (a)(d)	8,358	287,850
		5,137,008
Road & Rail - 0.8%
AMERCO (a)(d)	5,493	286,240
Arkansas Best Corp. (d)	14,333	382,834
Avis Budget Group, Inc. (a)	45,638	521,642
Burlington Northern Santa Fe Corp.	160,288	14,070,081
Celadon Group, Inc. (a)	4,374	39,366
Con-way, Inc.	18,726	848,475
Covenant Transport Group, Inc. Class A (a)	2,866	22,555
CSX Corp.	217,547	10,555,380
Dollar Thrifty Automotive Group, Inc. (a)	11,579	166,274
Genesee & Wyoming, Inc. Class A (a)	22,228	689,068
Heartland Express, Inc.	37,647	526,305
Hertz Global Holdings, Inc. (a)	58,554	698,549

	Shares	Value
J.B. Hunt Transport Services, Inc.	46,757	$ 1,279,739
Kansas City Southern (a)(d)	34,820	1,246,556
Knight Transportation, Inc. (d)	37,691	557,450
Landstar System, Inc.	27,002	1,252,353
Marten Transport Ltd. (a)	5,037	72,986
Norfolk Southern Corp.	198,604	10,504,166
Old Dominion Freight Lines, Inc. (a)	16,944	461,724
Quality Distribution, Inc. (a)	633	1,943
Ryder System, Inc.	25,803	1,486,511
Saia, Inc. (a)	3,559	51,428
Union Pacific Corp.	138,232	17,245,824
Werner Enterprises, Inc.	21,388	380,493
YRC Worldwide, Inc. (a)(d)	30,734	422,900
		63,770,842
Trading Companies & Distributors - 0.2%
Aceto Corp.	5,986	41,962
Aircastle Ltd.	24,900	512,940
Applied Industrial Technologies, Inc.	16,649	460,178
Beacon Roofing Supply, Inc. (a)	32,220	275,803
BlueLinx Corp. (d)	10,747	58,464
Electro Rent Corp.	2,627	34,098
Fastenal Co. (d)	72,630	2,953,136
GATX Corp.	22,906	824,158
H&E Equipment Services, Inc. (a)	6,730	104,988
Houston Wire & Cable Co. (d)	12,212	177,074
Huttig Building Products, Inc. (a)	1,077	3,209
Interline Brands, Inc. (a)	23,660	420,438
Kaman Corp.	15,960	383,040
Lawson Products, Inc.	2,164	54,966
MSC Industrial Direct Co., Inc. Class A	24,416	990,801
NuCo2, Inc. (a)	16,938	467,997
Rush Enterprises, Inc. Class A (a)	12,360	183,175
TAL International Group, Inc.	19,431	405,525
UAP Holding Corp. (d)	29,871	1,150,034
United Rentals, Inc. (a)	50,398	1,013,000
W.W. Grainger, Inc.	32,865	2,420,836
Watsco, Inc. (d)	15,220	578,360
WESCO International, Inc. (a)	22,577	903,080
Willis Lease Finance Corp. (a)	1,200	14,880
		14,432,142
Transportation Infrastructure - 0.0%
Macquarie Infrastructure Co. LLC	14,541	487,269
Quixote Corp.	700	9,835
		497,104
TOTAL INDUSTRIALS		906,023,951
INFORMATION TECHNOLOGY - 14.5%
Communications Equipment - 2.2%
3Com Corp. (a)	209,846	690,393
Acme Packet, Inc. (a)	28,974	232,371
ADC Telecommunications, Inc. (a)	65,644	897,353
Adtran, Inc.	22,988	423,439
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Alliance Fiber Optic Products, Inc. (a)	2,400	$ 3,720
AltiGen Communications, Inc. (a)	3,200	5,056
Anaren, Inc. (a)	13,791	174,318
Arris Group, Inc. (a)	64,448	370,576
Aruba Networks, Inc.	15,800	88,638
Avanex Corp. (a)	34,921	28,321
Avici Systems, Inc.	2,866	21,982
Avocent Corp. (a)	37,291	623,878
Aware, Inc. (a)	7,998	31,912
Bel Fuse, Inc. Class B (non-vtg.)	8,180	223,069
BigBand Networks, Inc.	20,235	126,064
Black Box Corp.	7,979	247,349
Blonder Tongue Laboratories, Inc. (a)	3,900	6,474
Blue Coat Systems, Inc. (a)	19,836	465,749
Bookham, Inc. (a)	59,145	86,352
Channell Commercial Corp. (a)	800	1,184
Ciena Corp. (a)	41,750	1,078,403
Cisco Systems, Inc. (a)	3,179,805	77,491,848
Comarco, Inc.	450	2,075
CommScope, Inc. (a)	37,340	1,563,799
Communications Systems, Inc.	2,718	30,768
Comtech Telecommunications Corp. (a)	13,730	595,607
Corning, Inc.	805,781	18,718,293
Digi International, Inc. (a)	5,248	55,261
Ditech Networks, Inc. (a)	8,447	23,060
Dycom Industries, Inc. (a)	23,493	268,760
EchoStar Holding Corp. Class A (a)	20,120	806,007
EFJ, Inc. (a)	99	134
EMS Technologies, Inc. (a)	12,115	348,791
Entrada Networks, Inc. (a)	150	0
eOn Communications Corp. (a)	620	285
Extreme Networks, Inc. (a)	81,024	243,882
Ezenia!, Inc. (a)	200	138
F5 Networks, Inc. (a)	41,811	926,532
Finisar Corp. (a)	154,118	248,130
Foundry Networks, Inc. (a)	59,479	706,016
Globecomm Systems, Inc. (a)	3,582	31,557
Harmonic, Inc. (a)	57,982	516,620
Harris Corp.	71,071	3,470,397
Harris Stratex Networks, Inc. Class A (a)	18,880	189,555
Hughes Communications, Inc. (a)	3,000	140,190
Infinera Corp. (d)	35,600	415,808
InterDigital, Inc. (a)(d)	21,198	368,633
ISCO International, Inc. (a)	1,800	360
Ixia (a)	18,466	138,680
JDS Uniphase Corp. (a)	107,503	1,413,664
Juniper Networks, Inc. (a)	272,010	7,295,308
KVH Industries, Inc. (a)	1,838	15,954
Lantronix, Inc. (a)	500	360
Loral Space & Communications Ltd. (a)	7,589	184,109
MasTec, Inc. (a)	15,448	134,552

	Shares	Value
Motorola, Inc.	1,230,682	$ 12,269,900
MRV Communications, Inc. (a)	107,785	172,456
NETGEAR, Inc. (a)	22,719	495,729
Network Engines, Inc. (a)	2,300	3,312
Network Equipment Technologies, Inc. (a)	17,660	100,662
Nextwave Wireless, Inc. (a)(d)	16,900	91,091
NMS Communications Corp. (a)	2,800	3,556
NumereX Corp. Class A (a)	3,105	24,716
Occam Networks, Inc. (a)	85	493
Oplink Communications, Inc. (a)	2,767	34,394
Opnext, Inc.	11,814	54,581
Optelecom Nkf, Inc. (a)	529	3,962
Optical Cable Corp. (a)	656	2,696
ORBCOMM, Inc. (a)(d)	23,301	132,816
Packeteer, Inc. (a)	5,266	23,539
Parkervision, Inc. (a)(d)	17,441	151,562
PC-Tel, Inc. (a)	2,627	17,548
Pegasus Wireless Corp. warrants 8/11/08 (a)	1,700	0
Performance Technologies, Inc. (a)	3,463	16,241
Plantronics, Inc.	29,154	549,844
Polycom, Inc. (a)	45,009	981,196
Powerwave Technologies, Inc. (a)	103,954	297,308
Proxim Wireless Corp. (a)	610	604
QUALCOMM, Inc.	851,845	36,092,673
Riverbed Technology, Inc. (a)	27,694	555,542
SCM Microsystems, Inc. (a)	600	1,788
SeaChange International, Inc. (a)	5,553	32,763
Sonus Networks, Inc. (a)(d)	127,839	424,425
Starent Networks Corp. (d)	17,710	278,578
Sycamore Networks, Inc. (a)	161,765	564,560
Symmetricom, Inc. (a)	9,258	31,662
Tekelec (a)	39,611	471,767
Tellabs, Inc. (a)	242,872	1,598,098
Telular Corp. (a)	2,100	7,392
Tollgrade Communications, Inc. (a)	2,548	14,065
UTStarcom, Inc. (a)(d)	75,765	213,657
Veramark Technologies, Inc. (a)	2,300	1,840
ViaSat, Inc. (a)	15,135	317,381
Vyyo, Inc. (a)(d)	1,133	1,643
Wegener Corp. (a)	3,500	3,220
Westell Technologies, Inc. Class A (a)	4,212	7,413
WJ Communications, Inc. (a)	3,700	2,664
Zhone Technologies, Inc. (a)	52,590	56,797
		178,277,868
Computers & Peripherals - 3.5%
ActivIdentity Corp. (a)	55,312	169,808
Adaptec, Inc. (a)	86,311	228,724
Apple, Inc. (a)	456,845	57,114,762
Astro-Med, Inc.	5,359	52,465
Avid Technology, Inc. (a)(d)	17,853	435,078
Brocade Communications Systems, Inc. (a)(d)	189,881	1,460,185
Concurrent Computer Corp. (a)	11,487	9,190
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Cray, Inc. (a)	27,805	$ 130,962
Data Domain, Inc.	14,767	313,651
Datalink Corp. (a)	2,627	10,639
Dataram Corp.	3,881	12,730
Dell, Inc. (a)	1,039,379	20,631,673
Diebold, Inc.	32,819	791,594
Dot Hill Systems Corp. (a)	5,816	20,821
Electronics for Imaging, Inc. (a)	26,182	394,301
EMC Corp. (a)	1,105,649	17,181,785
Emulex Corp. (a)	47,139	701,428
FOCUS Enhancements, Inc. (a)	5,500	2,151
Hauppauge Digital, Inc. (a)	500	2,150
Hewlett-Packard Co.	1,345,622	64,280,363
Hutchinson Technology, Inc. (a)	11,789	198,055
Hypercom Corp. (a)	9,287	34,455
Imation Corp.	17,514	394,941
Immersion Corp. (a)	36,085	304,197
InFocus Corp. (a)	6,448	11,542
Innovex, Inc. (a)	1,500	480
Intermec, Inc. (a)(d)	33,285	733,601
International Business Machines Corp.	714,494	81,352,287
Interphase Corp. (a)	2,276	12,973
Intevac, Inc. (a)	15,683	201,370
Iomega Corp. (a)	8,216	25,059
LaserCard Corp. (a)	2,369	21,984
Lexmark International, Inc. Class A (a)(d)	47,239	1,560,304
MidgardXXI, Inc. (a)	10	0
Mobility Electronics, Inc. (a)	6,906	9,392
NCR Corp. (a)	102,146	2,263,555
Network Appliance, Inc. (a)	196,352	4,245,130
Novatel Wireless, Inc. (a)	24,485	259,051
Overland Storage, Inc. (a)	2,079	2,786
Palm, Inc. (d)	46,540	301,114
Presstek, Inc. (a)	8,481	39,861
QLogic Corp. (a)	65,838	1,043,532
Quantum Corp. (a)	145,293	363,233
Rackable Systems, Inc. (a)	10,523	97,233
Rimage Corp. (a)	7,000	161,140
SanDisk Corp. (a)	122,973	2,896,014
Scan-Optics, Inc. (a)	300	0
Seagate Technology	272,525	5,878,364
Socket Communications, Inc. (a)	3,300	2,409
STEC, Inc. (a)	9,195	66,940
Stratasys, Inc. (a)	11,359	213,095
Sun Microsystems, Inc. (a)	440,497	7,224,151
Synaptics, Inc. (a)	15,141	405,627
Teradata Corp. (a)	100,764	2,542,276
Video Display Corp. (a)	3,439	27,134
ViewCast.com, Inc. (a)	13,700	3,836
Western Digital Corp. (a)	109,148	3,369,399
		280,210,980

	Shares	Value
Electronic Equipment & Instruments - 0.6%
Acacia Research Corp. - Acacia Technologies (a)(d)	35,320	$ 230,640
Advanced Photonix, Inc. Class A (a)(d)	5,286	7,929
Aetrium, Inc. (a)	2,400	11,256
Agilent Technologies, Inc. (a)	201,937	6,181,292
Agilysys, Inc.	29,574	374,703
Allied Motion Technologies, Inc. (a)	4,896	24,039
American Technology Corp. (a)	900	1,872
Amphenol Corp. Class A	87,374	3,230,217
Anixter International, Inc. (a)(d)	15,510	1,014,199
Arrow Electronics, Inc. (a)	57,612	1,878,727
Avnet, Inc. (a)	77,453	2,610,941
AVX Corp.	28,540	357,892
Axcess, Inc. (a)	1,600	2,224
Bell Industries, Inc. (a)(d)	8,598	6,878
Bell Microproducts, Inc. (a)	4,156	13,923
Benchmark Electronics, Inc. (a)	29,979	503,647
Brightpoint, Inc. (a)	34,802	359,853
CalAmp Corp. (a)	3,621	9,885
Checkpoint Systems, Inc. (a)	15,045	364,089
Clearfield, Inc. (a)	2,800	2,772
Cogent, Inc. (a)	35,833	358,330
Cognex Corp.	28,237	545,821
CTS Corp.	21,333	206,930
CyberOptics Corp. (a)	850	8,857
Daktronics, Inc. (d)	18,380	317,606
Dolby Laboratories, Inc. Class A (a)	26,681	1,180,634
DTS, Inc. (a)(d)	18,993	462,100
Echelon Corp. (a)(d)	24,222	272,013
Electro Scientific Industries, Inc. (a)	25,174	407,567
En Pointe Technologies, Inc. (a)	1,400	3,318
Entorian Technologies, Inc. (a)	558	787
Excel Technology, Inc. (a)	12,952	333,903
FARO Technologies, Inc. (a)	4,416	144,624
FLIR Systems, Inc. (a)	71,716	2,041,037
Frequency Electronics, Inc.	500	4,295
Gerber Scientific, Inc. (a)	4,538	39,481
Giga-Tronics, Inc. (a)	3,000	4,440
GTSI Corp. (a)	2,376	19,531
IEC Electronics Corp. (a)	100	172
Ingram Micro, Inc. Class A (a)	73,699	1,125,384
InPlay Technologies, Inc. (a)	1,500	1,515
Insight Enterprises, Inc. (a)	30,442	533,648
IPG Photonics Corp. (a)	11,815	201,682
Iteris, Inc. (a)	1,200	3,240
Itron, Inc. (a)(d)	13,943	1,329,186
Jabil Circuit, Inc.	80,844	1,044,504
Jaco Electronics, Inc. (a)	1,950	2,301
Keithley Instruments, Inc.	11,433	103,469
KEMET Corp. (a)(d)	62,217	308,596
L-1 Identity Solutions, Inc. (a)(d)	39,828	476,343
LeCroy Corp. (a)	2,030	16,017
LightPath Technologies, Inc. Class A (a)	437	817
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Littelfuse, Inc. (a)	19,009	$ 592,511
LoJack Corp. (a)	4,299	53,652
Maxwell Technologies, Inc. (a)(d)	1,314	13,679
MDI, Inc. (a)	3,700	2,035
Measurement Specialties, Inc. (a)	3,947	69,980
Mechanical Technology, Inc. (a)	4,800	3,408
Mercury Computer Systems, Inc. (a)	16,844	107,970
Merix Corp. (a)	1,450	3,944
Merrimac Industries, Inc. (a)	500	3,525
Mesa Laboratories, Inc.	2,540	60,960
Methode Electronics, Inc. Class A	32,238	343,335
Mettler-Toledo International, Inc. (a)	17,705	1,729,779
Micronetics, Inc. (a)	1,137	9,312
MOCON, Inc.	2,570	27,730
Molex, Inc.	66,943	1,508,226
MTS Systems Corp.	10,980	342,466
Multi-Fineline Electronix, Inc. (a)	2,695	57,323
National Instruments Corp.	25,922	670,343
Newport Corp. (a)	27,067	284,474
Nexxus Lighting, Inc. (a)	2,100	12,075
NU Horizons Electronics Corp. (a)	4,122	24,485
OSI Systems, Inc. (a)	12,633	267,188
Park Electrochemical Corp.	11,387	268,164
PC Connection, Inc. (a)	2,687	26,682
Photon Dynamics, Inc. (a)	2,665	27,583
Planar Systems, Inc. (a)	2,649	12,344
Plexus Corp. (a)	30,922	765,938
RadiSys Corp. (a)	4,060	38,611
Research Frontiers, Inc. (a)(d)	2,000	15,100
Richardson Electronics Ltd.	2,923	12,627
Rofin-Sinar Technologies, Inc. (a)	19,978	786,534
Rogers Corp. (a)	16,541	524,019
Sanmina-SCI Corp. (a)	238,408	393,373
ScanSource, Inc. (a)	12,961	440,285
SMART Modular Technologies (WWH), Inc. (a)	9,803	65,092
Spectrum Control, Inc. (a)	1,791	16,137
StockerYale, Inc. (a)	1,200	768
SYNNEX Corp. (a)	6,678	138,969
Tech Data Corp. (a)	35,292	1,176,988
Technitrol, Inc.	21,812	480,082
Trimble Navigation Ltd. (a)	65,715	1,796,648
TTM Technologies, Inc. (a)	23,411	257,989
Tyco Electronics Ltd.	251,825	8,285,043
Universal Display Corp. (a)(d)	21,705	369,853
Vishay Intertechnology, Inc. (a)	82,602	754,156
X-Rite, Inc. (a)	29,750	243,653
Zones, Inc. (a)	4,777	44,331
Zygo Corp. (a)	11,433	145,656
		51,960,151

	Shares	Value
Internet Software & Services - 1.4%
Akamai Technologies, Inc. (a)	84,726	$ 2,978,966
Ariba, Inc. (a)(d)	57,748	515,112
Art Technology Group, Inc. (a)	66,310	224,128
Autobytel, Inc. (a)	6,680	18,036
Bankrate, Inc. (a)(d)	10,845	458,310
Chordiant Software, Inc. (a)	6,787	39,093
CMGI, Inc. (a)	27,194	312,459
CNET Networks, Inc. (a)(d)	69,923	507,641
Communication Intelligence Corp. (a)	3,800	703
DealerTrack Holdings, Inc. (a)	17,942	367,273
deltathree, Inc. (a)	500	205
Digital River, Inc. (a)	16,478	537,677
DivX, Inc. (a)(d)	15,267	150,075
EarthLink, Inc. (a)	92,443	668,363
EasyLink Services International Corp. (a)	600	1,692
eBay, Inc. (a)	617,732	16,283,416
Entrust, Inc. (a)	15,334	38,488
Equinix, Inc. (a)(d)	15,337	1,063,621
Google, Inc. Class A (sub. vtg.) (a)	118,538	55,852,735
Greenfield Online, Inc. (a)	3,702	50,088
I-Many, Inc. (a)	5,700	15,846
iBasis, Inc.	13,800	56,028
iMergent, Inc. (d)	7,660	84,260
InfoSpace, Inc.	22,445	228,715
Innodata Isogen, Inc. (a)	10,986	60,423
Internap Network Services Corp. (a)(d)	31,452	220,164
Internet America, Inc. (a)	4,200	3,024
Internet Capital Group, Inc. (a)	38,165	332,036
Interwoven, Inc. (a)	35,357	479,087
iPass, Inc. (a)	26,101	72,561
j2 Global Communications, Inc. (a)(d)	26,750	575,660
Jupiter Media Metrix, Inc. (a)	4,711	0
Jupitermedia Corp. (a)	1,200	3,948
Keynote Systems, Inc. (a)(d)	20,911	226,675
Liquidity Services, Inc. (a)	10,000	96,700
LoopNet, Inc. (a)(d)	11,319	135,488
Marchex, Inc. Class B (d)	7,407	65,404
MIVA, Inc. (a)	3,079	6,466
Move, Inc. (a)	41,866	105,084
NaviSite, Inc. (a)	344	1,397
NIC, Inc.	5,017	30,202
Omniture, Inc. (a)(d)	33,791	776,517
On2.Com, Inc. (a)(d)	22,666	24,253
Online Resources Corp. (a)	30,570	313,037
Onstream Media Corp. (a)	206	161
Openwave Systems, Inc.	28,230	58,154
Optio Software, Inc. (a)	3,000	3,750
Perficient, Inc. (a)	16,992	143,582
RealNetworks, Inc. (a)	49,719	290,856
S1 Corp. (a)	50,691	358,892
Saba Software, Inc. (a)	3,088	10,530
SAVVIS, Inc. (a)(d)	16,067	312,182
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Selectica, Inc. (a)	6,434	$ 9,458
SonicWALL, Inc. (a)	60,735	505,923
Supportsoft, Inc. (a)	12,011	42,159
Switch & Data Facilities Co., Inc.	16,274	170,063
Terremark Worldwide, Inc. (a)	7,893	39,465
The Knot, Inc. (a)(d)	15,066	174,012
The Sedona Corp. (a)	6,100	738
TheStreet.com, Inc.	4,299	38,949
Tumbleweed Communications Corp. (a)	1,858	2,378
United Online, Inc.	31,705	316,416
ValueClick, Inc. (a)	52,554	1,014,818
VeriSign, Inc. (a)	122,659	4,268,533
Vignette Corp. (a)	23,657	299,261
VistaPrint Ltd. (a)(d)	23,150	727,373
Vocus, Inc. (a)	13,408	329,300
WebMD Health Corp. Class A (a)(d)	8,782	244,667
Websense, Inc. (a)	27,212	529,818
Website Pros, Inc. (a)	761	8,401
Yahoo!, Inc. (a)	662,450	18,402,861
Zix Corp. (a)(d)	10,905	42,748
		112,326,504
IT Services - 1.2%
Accenture Ltd. Class A	293,452	10,344,183
Acxiom Corp.	35,587	452,311
Affiliated Computer Services, Inc. Class A (a)	51,190	2,597,893
Alliance Data Systems Corp. (a)(d)	44,989	2,277,793
Applied Digital Solutions, Inc. (a)	2,397	1,990
Automatic Data Processing, Inc.	272,810	10,898,760
BearingPoint, Inc. (a)	179,257	290,396
Broadridge Financial Solutions, Inc.	69,826	1,337,168
CACI International, Inc. Class A (a)	15,702	685,549
Ciber, Inc. (a)	37,145	170,867
Cognizant Technology Solutions Corp. Class A (a)	152,604	4,610,167
Computer Sciences Corp. (a)	91,349	3,969,114
Convergys Corp. (a)	67,686	977,386
CSG Systems International, Inc. (a)	20,682	234,741
CSP, Inc. (a)	4,299	26,138
CyberSource Corp. (a)	60,885	889,530
DST Systems, Inc. (a)(d)	22,971	1,613,942
Edgewater Technology, Inc. (a)	3,344	20,064
Electronic Data Systems Corp.	272,029	4,711,542
eLoyalty Corp. (a)	5,011	51,363
ePresence, Inc. (a)	600	0
Euronet Worldwide, Inc. (a)(d)	26,723	577,217
Fidelity National Information Services, Inc.	100,351	4,163,563
Fiserv, Inc. (a)	85,367	4,492,012
Forrester Research, Inc. (a)	9,538	254,092
Gartner, Inc. Class A (a)	46,439	878,161

	Shares	Value
Genpact Ltd. (d)	29,700	$ 452,925
Gevity HR, Inc.	6,603	46,089
Global Cash Access Holdings, Inc. (a)	20,102	105,938
Global Payments, Inc.	41,747	1,656,103
Hackett Group, Inc. (a)	2,704	10,951
Heartland Payment Systems, Inc. (d)	15,286	336,751
Hewitt Associates, Inc. Class A (a)	49,424	1,950,271
iGate Corp. (a)	5,233	41,445
infoUSA, Inc.	18,601	141,554
Integral Systems, Inc.	3,548	86,358
Iron Mountain, Inc. (a)	97,440	2,930,995
Lionbridge Technologies, Inc. (a)	21,896	77,731
ManTech International Corp. Class A (a)	8,762	386,229
MasterCard, Inc. Class A (d)	36,790	6,990,100
Maximus, Inc.	18,351	666,508
Metavante Holding Co. (a)	59,150	1,281,781
MoneyGram International, Inc.	39,244	143,633
MPS Group, Inc. (a)	54,337	619,442
NeuStar, Inc. Class A (a)	32,307	828,998
New Century Equity Holdings Corp. (a)	1,200	192
Paychex, Inc.	175,519	5,521,828
Perot Systems Corp. Class A (a)	49,211	678,620
PFSweb, Inc. (a)	9,924	9,726
RightNow Technologies, Inc. (a)	14,127	161,472
Safeguard Scientifics, Inc. (a)	143,814	221,474
SAIC, Inc. (a)	70,979	1,352,860
Sapient Corp. (a)	39,014	287,923
SI International, Inc. (a)	2,710	67,425
SM&A (a)	4,601	28,480
SRA International, Inc. Class A (a)	17,782	426,768
StarTek, Inc. (a)	2,269	19,536
Storage Engine, Inc. (a)	434	0
Sykes Enterprises, Inc. (a)	17,284	290,198
Syntel, Inc.	6,687	182,087
Technology Solutions Co. (a)	455	1,188
The Management Network Group, Inc. (a)	1,200	2,568
The Western Union Co.	391,708	8,147,526
TNS, Inc.	21,195	378,331
Total System Services, Inc.	99,758	2,217,620
TSR, Inc.	100	420
Unisys Corp. (a)	180,117	743,883
VeriFone Holdings, Inc. (a)(d)	28,844	595,629
Wright Express Corp. (a)	24,382	705,615
		97,321,113
Office Electronics - 0.1%
Xerox Corp.	482,291	7,089,678
Zebra Technologies Corp. Class A (a)	32,763	1,091,663
		8,181,341
Semiconductors & Semiconductor Equipment - 2.3%
8X8, Inc. (a)(d)	1,000	1,050
Actel Corp. (a)	19,572	231,928
Advanced Analogic Technologies, Inc. (a)	28,971	188,312
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Advanced Energy Industries, Inc. (a)	22,632	$ 290,142
Advanced Micro Devices, Inc. (a)(d)	325,938	2,350,013
AEHR Test Systems (a)	3,637	26,550
Altera Corp.	179,824	3,076,789
AMIS Holdings, Inc. (a)	47,864	326,432
Amkor Technology, Inc. (a)	62,259	729,053
Amtech Systems, Inc. (a)	4,180	52,125
ANADIGICS, Inc. (a)(d)	46,131	324,762
Analog Devices, Inc.	158,464	4,265,851
Applied Materials, Inc.	717,344	13,751,484
Applied Micro Circuits Corp. (a)	44,590	331,304
Asyst Technologies, Inc. (a)	6,605	23,250
Atheros Communications, Inc. (a)	27,181	661,042
Atmel Corp. (a)	218,380	709,735
ATMI, Inc. (a)	20,924	572,062
Axcelis Technologies, Inc. (a)	26,723	153,657
AXT, Inc. (a)	6,090	33,617
Broadcom Corp. Class A (a)	245,898	4,649,931
Brooks Automation, Inc. (a)	54,086	545,187
Cabot Microelectronics Corp. (a)	8,009	268,221
California Micro Devices Corp. (a)	1,400	4,480
Cavium Networks, Inc.	9,400	133,668
Centillium Communications, Inc. (a)	3,503	2,487
Ceva, Inc. (a)	3,705	31,604
Cirrus Logic, Inc. (a)	72,913	374,773
Cohu, Inc.	4,269	66,767
Conexant Systems, Inc. (a)	158,040	83,761
Credence Systems Corp. (a)	36,936	52,449
Cree, Inc. (a)(d)	40,710	1,257,939
Cymer, Inc. (a)	13,274	376,052
Cypress Semiconductor Corp. (a)	79,488	1,728,069
Diodes, Inc. (a)	14,662	330,921
DSP Group, Inc. (a)	29,152	338,163
Electroglas, Inc. (a)	5,581	9,599
EMCORE Corp. (a)(d)	20,567	227,265
Entegris, Inc. (a)	50,797	358,119
ESS Technology, Inc. (a)	6,403	9,733
Exar Corp. (a)	31,629	248,604
Fairchild Semiconductor International, Inc. (a)	82,940	924,781
FEI Co. (a)	16,764	341,818
FormFactor, Inc. (a)	20,616	369,645
FSI International, Inc. (a)	5,015	8,174
Hi/fn, Inc. (a)	1,922	10,552
Hittite Microwave Corp. (a)	10,757	356,164
Ibis Technology Corp. (a)	2,229	847
Ikanos Communications, Inc. (a)	40,760	185,866
Integrated Device Technology, Inc. (a)	92,539	776,402
Integrated Silicon Solution, Inc. (a)	3,011	17,976
Intel Corp.	3,037,338	60,594,893
International Rectifier Corp. (a)	34,327	781,626

	Shares	Value
Intersil Corp. Class A	65,238	$ 1,518,088
Intest Corp. (a)	2,530	5,414
IXYS Corp. (a)	4,418	31,147
KLA-Tencor Corp.	92,111	3,869,583
Kopin Corp. (a)	11,225	30,532
Kulicke & Soffa Industries, Inc. (a)(d)	45,820	235,973
Lam Research Corp. (a)	61,735	2,484,216
Lattice Semiconductor Corp. (a)	90,325	233,039
Leadis Technology, Inc. (a)	8,517	16,864
Linear Technology Corp.	129,395	3,585,535
LSI Corp. (a)(d)	372,637	1,878,090
LTX Corp. (a)	9,783	31,795
Marvell Technology Group Ltd. (a)	247,779	2,802,380
Mattson Technology, Inc. (a)	45,794	272,016
MEMC Electronic Materials, Inc. (a)	118,701	9,054,512
Micrel, Inc.	15,707	115,446
Micro Component Technology, Inc. (a)	4,500	473
Microchip Technology, Inc.	106,117	3,266,281
Micron Technology, Inc. (a)	382,523	2,876,573
Microsemi Corp. (a)	28,237	614,155
Microtune, Inc. (a)	70,701	356,333
Mindspeed Technologies, Inc. (a)	30,106	17,461
MIPS Technologies, Inc. (a)	7,762	28,797
MKS Instruments, Inc. (a)	29,413	590,907
Monolithic Power Systems, Inc. (a)	16,235	270,150
MoSys, Inc. (a)	5,107	24,003
Nanometrics, Inc. (a)	800	5,096
National Semiconductor Corp.	141,597	2,332,103
NeoMagic Corp. (a)	200	264
Netlogic Microsystems, Inc. (a)(d)	7,321	172,776
Novellus Systems, Inc. (a)	55,668	1,229,149
NVIDIA Corp. (a)	296,166	6,334,991
Omnivision Technologies, Inc. (a)(d)	19,209	304,655
ON Semiconductor Corp. (a)	185,264	1,111,584
PDF Solutions, Inc. (a)	5,015	28,586
Pericom Semiconductor Corp. (a)	20,374	271,585
Photronics, Inc. (a)	15,942	160,536
Pixelworks, Inc. (a)	6,687	5,082
PLX Technology, Inc. (a)	4,640	29,974
PMC-Sierra, Inc. (a)	94,508	452,693
QuickLogic Corp. (a)	5,724	17,115
Rambus, Inc. (a)(d)	45,568	821,591
Ramtron International Corp. (a)	5,613	22,003
RF Micro Devices, Inc. (a)(d)	130,039	409,623
Rudolph Technologies, Inc. (a)	4,324	37,662
Semitool, Inc. (a)(d)	5,613	44,118
Semtech Corp. (a)	46,483	592,193
Sigma Designs, Inc. (a)(d)	14,725	433,651
SigmaTel, Inc. (a)	4,765	13,866
Silicon Image, Inc. (a)	50,890	233,076
Silicon Laboratories, Inc. (a)	26,967	834,629
Silicon Storage Technology, Inc. (a)	22,297	63,101
SiRF Technology Holdings, Inc. (a)(d)	35,595	230,300
Skyworks Solutions, Inc. (a)	76,048	628,156
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Spansion, Inc. Class A (a)	79,603	$ 218,908
SRS Labs, Inc. (a)	3,224	14,186
Standard Microsystems Corp. (a)	15,940	451,899
Supertex, Inc. (a)	2,545	52,682
Techwell, Inc. (a)	12,000	119,760
Tegal Corp. (a)	508	2,733
Teradyne, Inc. (a)	98,103	1,176,255
Tessera Technologies, Inc. (a)	22,178	522,514
Texas Instruments, Inc.	723,839	21,686,216
Transwitch Corp. (a)	17,260	11,219
Trident Microsystems, Inc. (a)	25,747	128,478
Trio-Tech International	4,299	23,000
TriQuint Semiconductor, Inc. (a)	118,241	558,098
Ultra Clean Holdings, Inc. (a)	15,000	144,000
Ultratech, Inc. (a)(d)	32,001	308,170
Varian Semiconductor Equipment Associates, Inc. (a)	37,650	1,271,817
Veeco Instruments, Inc. (a)(d)	23,319	361,445
Virage Logic Corp. (a)	3,759	24,133
Volterra Semiconductor Corp. (a)	6,029	52,151
White Electronic Designs Corp. (a)	3,800	15,922
Xilinx, Inc.	157,820	3,528,855
Zoran Corp. (a)	21,434	294,289
		185,562,345
Software - 3.2%
ACI Worldwide, Inc. (d)	15,442	272,706
Activision, Inc. (a)	145,195	3,956,564
Actuate Corp. (a)	53,146	255,101
Adept Technology, Inc. (a)	680	6,202
Adobe Systems, Inc. (a)	296,992	9,993,781
Advent Software, Inc. (a)	15,807	710,367
American Software, Inc. Class A	4,418	37,553
Ansoft Corp. (a)	13,571	330,047
Ansys, Inc. (a)	38,619	1,443,192
ARI Network Services, Inc. (a)	2,800	4,984
Aspen Technology, Inc. (a)	34,011	380,923
Atari, Inc. (a)	3,436	5,635
Authentidate Holding Corp. (a)	1,900	1,349
Autodesk, Inc. (a)	120,492	3,746,096
BEA Systems, Inc. (a)	213,139	4,064,561
Bitstream, Inc. Class A (a)	6,051	32,070
Blackbaud, Inc.	31,757	830,128
Blackboard, Inc. (a)	20,402	586,966
BMC Software, Inc. (a)	99,139	3,200,207
Borland Software Corp. (a)	26,015	50,729
Bottomline Technologies, Inc. (a)	26,416	339,181
BSQUARE Corp. (a)	300	1,296
CA, Inc.	216,168	4,945,924
Cadence Design Systems, Inc. (a)	132,933	1,411,748
CAM Commerce Solutions, Inc.	2,747	103,507
Captaris, Inc. (a)	8,598	29,835

	Shares	Value
Catapult Communications Corp. (a)	1,791	$ 11,176
Citrix Systems, Inc. (a)	100,680	3,315,392
CommVault Systems, Inc. (a)	18,589	260,246
Compuware Corp. (a)	152,129	1,210,947
Concur Technologies, Inc. (a)	23,704	693,105
Convera Corp. Class A (a)(d)	2,323	4,414
Datawatch Corp. (a)	2,268	7,825
Digimarc Corp. (a)	1,730	15,518
Double-Take Software, Inc. (a)	15,000	155,850
Dynamics Research Corp. (a)	2,841	27,444
Electronic Arts, Inc. (a)	168,962	7,990,213
Epicor Software Corp. (a)	38,816	429,693
EPIQ Systems, Inc. (a)	26,916	366,058
eSpeed, Inc. Class A (a)	20,678	240,072
FactSet Research Systems, Inc.	24,894	1,310,420
Fair Isaac Corp.	24,213	561,742
FalconStor Software, Inc. (a)(d)	18,520	154,086
GSE Systems, Inc. (a)	452	4,656
i2 Technologies, Inc. (a)(d)	13,978	181,714
Informatica Corp. (a)	51,545	899,976
Interactive Intelligence, Inc. (a)	2,508	35,764
Intervoice, Inc. (a)	13,560	95,869
Intuit, Inc. (a)	161,676	4,294,115
Jack Henry & Associates, Inc.	33,952	798,891
JDA Software Group, Inc. (a)	27,990	477,789
Lawson Software, Inc. (a)(d)	80,623	628,859
Macrovision Corp. (a)(d)	27,780	424,756
Magma Design Automation, Inc. (a)	31,318	307,543
Manhattan Associates, Inc. (a)	9,371	206,724
McAfee, Inc. (a)	82,388	2,741,049
Mentor Graphics Corp. (a)	54,371	494,776
MICROS Systems, Inc. (a)(d)	45,614	1,461,473
Microsoft Corp.	4,365,232	118,821,615
MicroStrategy, Inc. Class A (a)	4,892	325,416
Midway Games, Inc. (a)(d)	8,708	17,416
Moldflow Corp. (a)	3,162	52,679
MSC.Software Corp. (a)	32,093	406,618
Napster, Inc. (a)	4,053	7,458
NAVTEQ Corp. (a)	50,326	3,771,934
NetManage, Inc. (a)	1,157	5,496
NetScout Systems, Inc. (a)	9,157	85,069
NetSol Technologies, Inc. (a)	20	40
Novell, Inc. (a)	180,628	1,345,679
Nuance Communications, Inc. (a)	72,397	1,190,931
Opnet Technologies, Inc. (a)	5,444	43,334
Oracle Corp. (a)	2,049,473	38,530,092
Parametric Technology Corp. (a)	48,969	749,715
Peerless Systems Corp. (a)	200	400
Pegasystems, Inc.	4,263	40,072
Pervasive Software, Inc. (a)	4,889	18,725
Phoenix Technologies Ltd. (a)	3,582	59,139
Plato Learning, Inc. (a)	2,149	8,166
Progress Software Corp. (a)	21,807	622,372
QAD, Inc.	4,871	42,573
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Quality Systems, Inc.	16,154	$ 526,297
Quest Software, Inc. (a)	35,867	510,387
Radiant Systems, Inc. (a)	15,620	223,054
Red Hat, Inc. (a)	95,169	1,696,863
Renaissance Learning, Inc.	5,254	69,143
Salesforce.com, Inc. (a)	52,701	3,147,304
Secure Computing Corp. (a)	45,298	367,820
Smith Micro Software, Inc. (a)	4,403	22,543
Solera Holdings, Inc.	26,853	637,222
Sonic Foundry, Inc. (a)	1,800	1,350
Sonic Solutions, Inc. (a)(d)	21,391	193,161
Sourcefire, Inc.	3,343	20,058
SourceForge, Inc. (a)	13,735	23,624
SPSS, Inc. (a)	15,992	608,176
StorageNetworks, Inc. (a)	13,600	0
SumTotal Systems, Inc. (a)	682	3,096
Sybase, Inc. (a)	42,171	1,122,592
Symantec Corp. (a)	449,328	7,566,684
Synchronoss Technologies, Inc. (a)(d)	14,204	228,400
Synopsys, Inc. (a)	71,080	1,649,767
Synplicity, Inc. (a)	300	1,665
Take-Two Interactive Software, Inc. (a)(d)	40,097	1,062,571
Taleo Corp. Class A (a)	14,135	269,413
THQ, Inc. (a)	27,897	521,953
TIBCO Software, Inc. (a)	106,205	748,745
Tyler Technologies, Inc. (a)	34,991	484,625
Ultimate Software Group, Inc. (a)	18,927	515,950
Vasco Data Security International, Inc. (a)	22,415	247,910
Versant Corp. (a)	320	9,245
Vertical Communications, Inc. (a)	533	265
VMware, Inc. Class A (d)	17,702	1,038,576
Voxware, Inc. (a)	63	299
Wave Systems Corp. Class A (a)	700	903
Wayside Technology Group, Inc.	1,433	14,402
Wind River Systems, Inc. (a)	35,161	254,214
		256,482,023
TOTAL INFORMATION TECHNOLOGY		1,170,322,325
MATERIALS - 3.9%
Chemicals - 2.0%
A. Schulman, Inc.	16,718	341,716
Air Products & Chemicals, Inc.	103,822	9,482,063
Airgas, Inc.	33,457	1,625,676
Albemarle Corp.	37,737	1,431,742
American Pacific Corp. (a)	800	12,888
American Vanguard Corp.	9,611	145,222
Arch Chemicals, Inc.	12,054	420,805
Ashland, Inc.	24,529	1,083,446
Atlantis Plastics, Inc. Class A (a)	600	306

	Shares	Value
Balchem Corp.	13,014	$ 260,801
Cabot Corp.	29,997	821,918
Calgon Carbon Corp. (a)(d)	38,444	628,175
Celanese Corp. Class A	78,977	3,072,205
CF Industries Holdings, Inc.	26,664	3,255,141
Chemtura Corp.	109,513	904,577
Cytec Industries, Inc.	18,266	1,046,276
Dow Chemical Co.	489,925	18,465,273
E.I. du Pont de Nemours & Co.	473,711	21,989,665
Eastman Chemical Co.	40,350	2,655,434
Ecolab, Inc.	92,720	4,338,369
Eden Bioscience Corp. (a)	930	1,302
Ferro Corp.	18,316	294,888
Flotek Industries, Inc. (a)	12,942	294,172
FMC Corp.	36,061	2,041,413
GenTek, Inc. (a)	4,202	115,555
Georgia Gulf Corp. (d)	20,139	122,042
H.B. Fuller Co.	28,660	652,015
Hawkins, Inc.	6,199	91,497
Hercules, Inc.	60,854	1,114,845
Huntsman Corp.	41,802	1,008,682
ICO, Inc. (a)	28,426	221,439
International Flavors & Fragrances, Inc.	35,455	1,529,174
Koppers Holdings, Inc.	8,700	363,399
Kronos Worldwide, Inc.	87	1,610
Landec Corp. (a)	21,495	201,623
LSB Industries, Inc. (a)	15,233	363,307
Lubrizol Corp.	34,964	2,038,401
Material Sciences Corp. (a)	1,552	11,454
Minerals Technologies, Inc.	16,405	988,893
Monsanto Co.	283,158	32,755,717
Nalco Holding Co.	71,970	1,554,552
Nanophase Technologies Corp. (a)	4,415	14,084
NewMarket Corp.	8,586	574,833
NL Industries, Inc.	6,360	69,070
Olin Corp.	40,214	772,913
OM Group, Inc. (a)	16,631	1,006,674
OMNOVA Solutions, Inc. (a)	3,702	14,438
Penford Corp.	7,525	164,722
PolyOne Corp. (a)	34,189	222,229
PPG Industries, Inc.	85,558	5,302,885
Praxair, Inc.	162,546	13,049,193
Quaker Chemical Corp.	6,836	160,646
Rockwood Holdings, Inc. (a)	19,618	602,076
Rohm & Haas Co.	80,046	4,291,266
RPM International, Inc.	59,690	1,248,118
Sensient Technologies Corp.	23,693	638,289
Sigma Aldrich Corp.	59,760	3,287,995
Spartech Corp.	13,865	196,467
Stepan Co.	836	28,508
Symyx Technologies, Inc. (a)	19,320	126,546
Terra Industries, Inc. (a)(d)	47,555	2,149,962
Terra Nitrogen Co. LP	4,070	563,288
The Mosaic Co. (a)	76,321	8,494,527
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
The Scotts Miracle-Gro Co. Class A	26,966	$ 959,720
Tronox, Inc. Class A	31,374	140,242
Valspar Corp.	56,080	1,216,375
W.R. Grace & Co. (a)(d)	30,882	655,625
Westlake Chemical Corp.	10,398	167,824
Zep, Inc.	10,537	165,431
Zoltek Companies, Inc. (a)(d)	13,761	314,852
		164,346,476
Construction Materials - 0.1%
Eagle Materials, Inc.	22,180	788,721
Headwaters, Inc. (a)(d)	13,170	161,464
Martin Marietta Materials, Inc. (d)	22,049	2,372,472
Texas Industries, Inc.	14,848	855,245
U.S. Concrete, Inc. (a)	30,514	121,751
Vulcan Materials Co.	49,326	3,457,753
		7,757,406
Containers & Packaging - 0.3%
AEP Industries, Inc. (a)	4,716	143,319
Aptargroup, Inc.	31,648	1,186,167
Ball Corp.	58,784	2,592,374
Bemis Co., Inc.	49,125	1,219,283
Caraustar Industries, Inc. (a)	6,248	13,746
Chesapeake Corp.	13,027	45,595
Crown Holdings, Inc. (a)	79,455	1,979,224
Graphic Packaging Corp. (a)	22,196	68,364
Greif, Inc. Class A	16,522	1,080,374
MOD-PAC Corp. (sub. vtg.) (a)	1,150	6,659
Myers Industries, Inc.	14,920	181,576
Owens-Illinois, Inc. (a)	76,784	4,334,457
Packaging Corp. of America	43,797	998,134
Pactiv Corp. (a)	60,818	1,539,912
Rock-Tenn Co. Class A	21,495	576,711
Sealed Air Corp.	88,338	2,138,663
Silgan Holdings, Inc.	11,531	538,959
Smurfit-Stone Container Corp. (a)	118,979	945,883
Sonoco Products Co.	46,400	1,307,088
Temple-Inland, Inc.	46,513	638,623
		21,535,111
Metals & Mining - 1.2%
A.M. Castle & Co.	9,744	216,609
AK Steel Holding Corp.	59,203	3,115,262
Alcoa, Inc.	445,960	16,562,954
Allegheny Technologies, Inc.	50,302	3,890,860
Amcol International Corp.	17,731	511,007
Brush Engineered Materials, Inc. (a)	9,797	272,161
Carpenter Technology Corp.	24,054	1,511,313
Century Aluminum Co. (a)	14,489	958,158
Cleveland-Cliffs, Inc.	22,137	2,644,486
Coeur d'Alene Mines Corp. (a)(d)	272,085	1,311,450

	Shares	Value
Commercial Metals Co.	55,893	$ 1,702,501
Compass Minerals International, Inc.	14,048	799,612
Esmark, Inc. (a)	42	487
Freeport-McMoRan Copper & Gold, Inc. Class B	200,208	20,192,979
Haynes International, Inc. (a)(d)	4,447	252,634
Hecla Mining Co. (a)(d)	61,413	706,250
Kaiser Aluminum Corp.	5,374	394,183
Metal Management, Inc.	11,942	724,521
Newmont Mining Corp.	224,855	11,505,830
NN, Inc.	14,100	137,334
Nucor Corp.	132,426	8,550,747
Olympic Steel, Inc.	11,152	460,578
Quanex Corp.	21,263	1,093,981
Reliance Steel & Aluminum Co.	35,432	1,965,059
Royal Gold, Inc.	20,122	634,044
RTI International Metals, Inc. (a)	9,556	524,338
Schnitzer Steel Industries, Inc. Class A	10,509	688,024
Southern Copper Corp. (d)	38,614	4,406,244
Steel Dynamics, Inc.	47,770	2,783,080
Stillwater Mining Co. (a)(d)	19,745	405,365
Synalloy Corp.	700	9,128
Titanium Metals Corp.	57,698	1,189,733
United States Steel Corp.	61,364	6,654,926
Universal Stainless & Alloy Products, Inc. (a)	3,224	97,977
Worthington Industries, Inc.	29,149	512,731
		97,386,546
Paper & Forest Products - 0.3%
AbitibiBowater, Inc. (d)	25,311	261,969
Buckeye Technologies, Inc. (a)	19,818	214,233
Deltic Timber Corp.	8,578	407,798
Domtar Corp. (a)	273,246	1,740,577
Glatfelter	43,011	566,455
International Paper Co.	216,316	6,857,217
Louisiana-Pacific Corp.	46,304	503,788
MeadWestvaco Corp.	95,356	2,446,835
Neenah Paper, Inc.	13,013	338,989
Schweitzer-Mauduit International, Inc.	7,459	171,333
Wausau-Mosinee Paper Corp.	43,208	338,751
Weyerhaeuser Co.	109,511	6,702,073
		20,550,018
TOTAL MATERIALS		311,575,557
TELECOMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 2.3%
Alaska Communication Systems Group, Inc.	42,393	480,313
Allegiance Telecom, Inc. (a)	7,100	0
AT&T, Inc.	3,189,996	111,107,561
Atlantic Tele-Network, Inc.	5,000	153,750
Broadcast International, Inc. (a)	270	932
Cbeyond, Inc. (a)(d)	10,719	175,684
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
CenturyTel, Inc.	56,092	$ 2,029,969
Cincinnati Bell, Inc. (a)	143,413	556,442
Citizens Communications Co.	157,239	1,688,747
Cogent Communications Group, Inc. (a)(d)	22,164	431,755
Consolidated Communications Holdings, Inc.	18,380	264,856
Covad Communications Group, Inc. (a)	40,529	37,287
D&E Communications, Inc.	4,944	53,840
Embarq Corp.	79,678	3,341,695
FairPoint Communications, Inc.	34,908	343,495
Fonix Corp. (a)	465	0
General Communications, Inc. Class A (a)	26,997	156,313
Global Crossing Ltd. (a)(d)	20,490	395,662
HickoryTech Corp.	540	4,946
Hungarian Telephone & Cable Corp. (a)	4,924	78,833
IDT Corp. Class B (d)	39,891	233,761
Iowa Telecommunication Services, Inc.	32,482	514,190
Level 3 Communications, Inc. (a)(d)	845,981	1,886,538
NTELOS Holdings Corp.	12,351	263,447
PAETEC Holding Corp. (a)	54,655	421,937
Premiere Global Services, Inc. (a)	22,726	321,118
Qwest Communications International, Inc. (d)	740,843	4,000,552
Shenandoah Telecommunications Co.	16,047	238,940
SureWest Communications	9,983	125,486
Time Warner Telecom, Inc. Class A (sub. vtg.) (a)	75,278	1,199,931
Verizon Communications, Inc.	1,515,505	55,043,142
Vonage Holdings Corp. (a)(d)	6,797	12,574
Windstream Corp.	227,083	2,670,496
XETA Technologies, Inc. (a)	2,000	8,420
		188,242,612
Wireless Telecommunication Services - 0.5%
American Tower Corp. Class A (a)	210,823	8,104,036
Centennial Communications Corp. Class A (a)	23,517	123,935
Clearwire Corp. (d)	34,425	482,294
Crown Castle International Corp. (a)	140,636	5,075,553
FiberTower Corp. (a)	27,468	41,202
GoAmerica, Inc. (a)	30	177
IPCS, Inc.	3,344	63,436
Kratos Defense & Security Solutions, Inc. (a)	9,297	16,921
LCC International, Inc. (a)	2,300	3,772
Leap Wireless International, Inc. (a)(d)	23,883	1,021,237
Metro One Telecommunications, Inc. (a)	1,450	1,537
MetroPCS Communications, Inc.	88,500	1,411,575
NII Holdings, Inc. (a)	91,640	3,640,857
Rural Cellular Corp. Class A (a)	6,213	273,558
SBA Communications Corp. Class A (a)	49,081	1,523,965

	Shares	Value
Sprint Nextel Corp.	1,506,884	$ 10,713,945
Syniverse Holdings, Inc. (a)	30,577	518,280
Telephone & Data Systems, Inc.	56,237	2,637,515
Terrestar Corp. (a)(d)	26,200	141,218
U.S. Cellular Corp. (a)	6,963	438,669
USA Mobility, Inc.	19,338	203,049
Virgin Mobile USA, Inc. Class A (d)	12,612	63,943
		36,500,674
TOTAL TELECOMMUNICATION SERVICES		224,743,286
UTILITIES - 3.6%
Electric Utilities - 1.8%
Allegheny Energy, Inc.	85,096	4,311,814
Allete, Inc.	12,552	452,374
American Electric Power Co., Inc.	202,934	8,304,059
Central Vermont Public Service Corp.	2,866	68,641
Cleco Corp.	37,059	849,022
DPL, Inc.	63,302	1,614,834
Duke Energy Corp.	657,909	11,539,724
Edison International	156,615	7,736,781
El Paso Electric Co. (a)	36,448	745,726
Empire District Electric Co.	21,097	432,699
Enernoc, Inc. (d)	6,824	100,859
Entergy Corp.	101,407	10,418,555
Exelon Corp.	347,453	26,006,857
FirstEnergy Corp.	157,028	10,613,523
FPL Group, Inc.	193,526	11,667,683
Great Plains Energy, Inc.	45,382	1,154,064
Hawaiian Electric Industries, Inc.	48,755	1,095,037
IDACORP, Inc.	24,625	733,825
ITC Holdings Corp.	22,621	1,205,699
MGE Energy, Inc.	11,941	376,858
Northeast Utilities	74,348	1,886,209
Otter Tail Corp.	19,318	626,869
Pepco Holdings, Inc.	95,952	2,424,707
Pinnacle West Capital Corp.	48,513	1,724,637
Portland General Electric Co.	33,371	778,545
PPL Corp.	193,983	8,802,949
Progress Energy, Inc.	133,280	5,585,765
Reliant Energy, Inc. (a)	184,977	4,217,476
Sierra Pacific Resources	128,141	1,654,300
Southern Co.	402,296	13,891,281
UIL Holdings Corp.	17,871	525,229
Unisource Energy Corp.	26,415	624,715
Unitil Corp.	2,363	63,328
Westar Energy, Inc.	47,666	1,083,448
		143,318,092
Gas Utilities - 0.4%
AGL Resources, Inc.	32,903	1,141,076
Amerigas Partners LP	16,374	532,974
Atmos Energy Corp.	44,801	1,164,826
Chesapeake Utilities Corp.	7,771	222,717
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Gas Utilities - continued
Delta Natural Gas Co., Inc.	1,791	$ 45,706
Energen Corp.	31,254	1,875,240
EnergySouth, Inc.	2,326	118,068
Equitable Resources, Inc.	65,507	4,036,541
Ferrellgas Partners LP	20,553	470,664
Laclede Group, Inc.	15,031	513,309
National Fuel Gas Co.	35,285	1,660,159
New Jersey Resources Corp.	17,867	822,061
Nicor, Inc. (d)	20,936	713,918
Northwest Natural Gas Co.	23,927	1,005,891
ONEOK, Inc.	47,536	2,213,752
Piedmont Natural Gas Co., Inc.	33,355	820,533
Questar Corp.	87,022	4,807,966
South Jersey Industries, Inc.	14,199	485,180
Southern Union Co.	45,517	1,170,697
Southwest Gas Corp.	26,857	687,271
Spectra Energy Partners, LP	10,000	247,000
Suburban Propane Partners LP	20,806	854,294
UGI Corp.	46,392	1,188,099
WGL Holdings, Inc.	32,132	1,002,197
		27,800,139
Independent Power Producers & Energy Traders - 0.4%
AES Corp. (a)	351,148	6,313,641
AMEN Properties, Inc. (a)	75	555
Black Hills Corp.	19,546	698,965
Calpine Corp. (a)	220,000	4,153,600
Constellation Energy Group, Inc.	94,313	8,332,554
Dynegy, Inc. Class A (a)	187,139	1,384,829
Mirant Corp. (a)(d)	130,234	4,818,658
NRG Energy, Inc. (a)(d)	122,490	5,055,162
Ormat Technologies, Inc.	9,068	395,909
Renegy Holdings, Inc. (a)	1,129	6,559
		31,160,432
Multi-Utilities - 1.0%
Alliant Energy Corp.	57,027	1,981,118
Ameren Corp.	107,912	4,607,842
Aquila, Inc. (a)	178,754	582,738
Avista Corp.	36,653	668,551
CenterPoint Energy, Inc.	152,688	2,241,460
CH Energy Group, Inc.	7,715	276,043
CMS Energy Corp.	124,473	1,791,166
Consolidated Edison, Inc.	138,734	5,672,833
Dominion Resources, Inc.	296,358	11,836,539
DTE Energy Co.	81,182	3,231,855
Energy East Corp.	77,061	2,053,676
Integrys Energy Group, Inc.	34,851	1,600,706
MDU Resources Group, Inc.	79,253	2,081,184
NiSource, Inc.	136,007	2,337,960
NorthWestern Energy Corp.	40,771	1,051,484
NSTAR	52,400	1,619,160

	Shares	Value
OGE Energy Corp.	43,193	$ 1,402,477
PG&E Corp.	181,124	6,821,130
PNM Resources, Inc.	38,570	456,669
Public Service Enterprise Group, Inc.	264,496	11,664,274
Puget Energy, Inc.	62,049	1,656,708
SCANA Corp.	52,864	2,001,960
Sempra Energy	117,624	6,249,363
TECO Energy, Inc.	113,664	1,702,687
Vectren Corp.	35,249	908,367
Wisconsin Energy Corp.	56,733	2,474,693
Xcel Energy, Inc.	213,418	4,229,945
		83,202,588
Water Utilities - 0.0%
American States Water Co.	11,060	360,003
Aqua America, Inc. (d)	70,605	1,344,319
Artesian Resources Corp. Class A	3,752	70,838
California Water Service Group	13,828	520,209
Middlesex Water Co.	3,274	61,715
SJW Corp. (d)	7,881	238,164
Southwest Water Co.	7,527	82,571
		2,677,819
TOTAL UTILITIES		288,159,070
TOTAL COMMON STOCKS (Cost $7,235,108,264)		7,620,724,162
U.S. Treasury Obligations - 0.3%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 2.72% to 3.22% 3/27/08 (e) (Cost $22,945,768)	$ 23,000,000	22,968,720
Money Market Funds - 8.2%
	Shares
Fidelity Cash Central Fund, 3.24% (b)	367,693,517	367,693,517
Fidelity Securities Lending Cash Central Fund, 3.25% (b)(c)	293,216,394	293,216,394
TOTAL MONEY MARKET FUNDS (Cost $660,909,911)		660,909,911
TOTAL INVESTMENT PORTFOLIO - 103.2% (Cost $7,918,963,943)	8,304,602,793
NET OTHER ASSETS - (3.2)%	(260,081,160)
NET ASSETS - 100%	$ 8,044,521,633
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
725 Mini-Russell 2000 Index Contracts	March 2008	$ 49,793,000	$ (3,283,295)
78 S&P 500 E-Mini Index Contracts	March 2008	5,192,070	(375,146)
1,006 S&P 500 Index Contracts	March 2008	334,821,950	(20,388,230)
315 S&P MidCap 400 E-Mini Index Contracts	March 2008	24,866,100	(1,234,525)
TOTAL EQUITY INDEX CONTRACTS		$ 414,673,120	$ (25,281,196)

The face value of futures purchased as a percentage of net assets - 5.2%
Swap Agreements
	Expiration Date	Notional Amount	Value
Equity Total Return Swaps
Receive monthly a return equal to Plains All American LP and pay monthly a floating rate based on 1-month LIBOR plus 25 basis points with JPMorgan Chase, Inc.	Oct. 2008	$ 2,386,662	$ (263,919)
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $22,504,352.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 13,328,914
Fidelity Securities Lending Cash Central Fund	2,937,320
Total	$ 16,266,234

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Total Market Index Fund

Financial Statements

Statement of Assets and Liabilities

	February 29, 2008
Assets
Investment in securities, at value (including securities loaned of $276,229,326) - See accompanying schedule: Unaffiliated issuers (cost $7,258,054,032)	$ 7,643,692,882
Fidelity Central Funds (cost $660,909,911)	660,909,911
Total Investments (cost $7,918,963,943)		$ 8,304,602,793
Cash		849,988
Receivable for investments sold		1,981,177
Receivable for fund shares sold		28,117,784
Dividends receivable		14,840,544
Distributions receivable from Fidelity Central Funds		1,304,139
Other receivables		27,894
Total assets		8,351,724,319

Liabilities
Payable for investments purchased	$ 355,944
Payable for fund shares redeemed	2,609,778
Swap agreements, at value	263,919
Accrued management fee	474,647
Payable for daily variation on futures contracts	10,168,824
Other affiliated payables	113,180
Collateral on securities loaned, at value	293,216,394
Total liabilities		307,202,686

Net Assets		$ 8,044,521,633
Net Assets consist of:
Paid in capital		$ 7,690,826,807
Undistributed net investment income		30,602,978
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(37,000,005)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		360,091,853
Net Assets		$ 8,044,521,633

Investor Class: Net Asset Value, offering price and redemption price per share ($4,479,327,361 ÷ 120,251,265 shares)		$ 37.25

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($3,565,194,272 ÷ 95,705,441 shares)		$ 37.25

Statement of Operations

	Year ended February 29, 2008
Investment Income
Dividends		$ 135,691,241
Interest		611,248
Income from Fidelity Central Funds (including $2,937,320 from security lending)		16,266,234
Total income		152,568,723

Expenses
Management fee	$ 5,521,452
Transfer agent fees	1,364,775
Independent trustees' compensation	28,445
Miscellaneous	17,571
Total expenses before reductions	6,932,243
Expense reductions	(176,580)	6,755,663
Net investment income (loss)		145,813,060
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	70,910,749
Foreign currency transactions	746
Futures contracts	(19,269,870)
Swap agreements	(233,434)
Total net realized gain (loss)		51,408,191
Change in net unrealized appreciation (depreciation) on: Investment securities	(592,567,018)
Assets and liabilities in foreign currencies	(1,820)
Futures contracts	(22,368,483)
Swap agreements	(376,633)
Total change in net unrealized appreciation (depreciation)		(615,313,954)
Net gain (loss)		(563,905,763)
Net increase (decrease) in net assets resulting from operations		$ (418,092,703)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Total Market Index Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended February 29, 2008	Year ended February 28, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 145,813,060	$ 85,287,470
Net realized gain (loss)	51,408,191	28,635,068
Change in net unrealized appreciation (depreciation)	(615,313,954)	410,018,502
Net increase (decrease) in net assets resulting from operations	(418,092,703)	523,941,040
Distributions to shareholders from net investment income	(129,498,073)	(74,441,874)
Distributions to shareholders from net realized gain	(48,607,389)	-
Total distributions	(178,105,462)	(74,441,874)
Share transactions - net increase (decrease)	2,009,784,608	2,465,303,242
Redemption fees	360,546	144,921
Total increase (decrease) in net assets	1,413,946,989	2,914,947,329

Net Assets
Beginning of period	6,630,574,644	3,715,627,315
End of period (including undistributed net investment income of $30,602,978 and undistributed net investment income of $22,777,106, respectively)	$ 8,044,521,633	$ 6,630,574,644

Financial Highlights - Investor Class

Years ended February 28,	2008 G	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 39.68	$ 35.89	$ 32.89	$ 31.00	$ 22.07
Income from Investment Operations
Net investment income (loss) B	.76	.68	.56	.54 E	.37
Net realized and unrealized gain (loss)	(2.30)	3.63	2.95	1.82	8.88
Total from investment operations	(1.54)	4.31	3.51	2.36	9.25
Distributions from net investment income	(.65)	(.52)	(.51)	(.47)	(.32)
Distributions from net realized gain	(.24)	-	-	-	-
Total distributions	(.89)	(.52)	(.51)	(.47)	(.32)
Redemption fees added to paid in capital B, H	-	-	-	-	-
Net asset value, end of period	$ 37.25	$ 39.68	$ 35.89	$ 32.89	$ 31.00
Total Return A	(4.10)%	12.05%	10.73%	7.64%	42.07%
Ratios to Average Net Assets C,F
Expenses before reductions	.10%	.10%	.10%	.38%	.40%
Expenses net of fee waivers, if any	.10%	.10%	.10%	.17%	.25%
Expenses net of all reductions	.10%	.10%	.10%	.17%	.25%
Net investment income (loss)	1.84%	1.80%	1.67%	1.73% E	1.36%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,479,327	$ 3,942,368	$ 1,971,617	$ 2,849,097	$ 2,240,513
Portfolio turnover rate D	4%	4%	6%	6%	3%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Investment income per share reflects a special dividend which amounted to $.08 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.49%.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G For the year ended February 29.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advantage Class

Years ended February 28,	2008 I	2007	2006 G
Selected Per-Share Data
Net asset value, beginning of period	$ 39.68	$ 35.89	$ 33.05
Income from Investment Operations
Net investment income (loss) D	.77	.69	.24
Net realized and unrealized gain (loss)	(2.30)	3.63	3.02
Total from investment operations	(1.53)	4.32	3.26
Distributions from net investment income	(.66)	(.53)	(.42)
Distributions from net realized gain	(.24)	-	-
Total distributions	(.90)	(.53)	(.42)
Redemption fees added to paid in capital D,J	-	-	-
Net asset value, end of period	$ 37.25	$ 39.68	$ 35.89
Total Return B,C	(4.07)%	12.08%	9.90%
Ratios to Average Net Assets E,H
Expenses before reductions	.07%	.07%	.07% A
Expenses net of fee waivers, if any	.07%	.07%	.07% A
Expenses net of all reductions	.07%	.07%	.07% A
Net investment income (loss)	1.87%	1.83%	1.83% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,565,194	$ 2,688,207	$ 1,744,010
Portfolio turnover rate F	4%	4%	6%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 14, 2005 (commencement of sale of shares) to February 28, 2006.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I For the year ended February 29.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Extended Market Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended February 29, 2008	Past 1 year	Past 5 years	Past 10 years
Spartan Extended Market Index Fund - Investor Class	-6.02%	16.77%	5.91%
Spartan Extended Market Index Fund - Fidelity Advantage Class A	-6.01%	16.79%	5.92%

A The initial offering of Fidelity Advantage Class took place on October 14, 2005. Returns prior to October 14, 2005 are those of Investor Class.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Spartan Extended Market Index Fund - Investor Class on February 28, 1998. The chart shows how the value of your investment would have changed, and also shows how the Dow Jones Wilshire 4500 Completion IndexSM performed over the same period.

Annual Report

Spartan Extended Market Index Fund

Management's Discussion of Fund Performance

Comments from Jeffrey Adams, who oversees the Spartan® Extended Market Index Fund's investment management team as Head of Indexing for Geode Capital Management, LLC

It was a winter of discontent for U.S. equity investors, as a credit freeze led to subzero returns for many stock market benchmarks during the 12-month period ending February 29, 2008. In addition to the subprime mortgage market crisis, which severely constrained the availability of credit, a flurry of other issues afflicted investor sentiment - particularly in the final three months of the period - including a major housing market slowdown, rising inflation, a potential recession and oil prices that topped $100 per barrel. The Federal Reserve Board aggressively intervened in an effort to ease the credit crunch, slashing the federal funds target rate five times since September. Despite the central bank's efforts, the Standard & Poor's 500SM Index fell 3.60% for the year overall and lost nearly 10% in the December-February time frame alone. The bellwether, blue-chip Dow Jones Industrial AverageSM managed a modest increase of 2.32% over the past 12 months, but the small-cap-oriented Russell 2000® Index declined 12.44%. Elsewhere, the technology-heavy NASDAQ Composite® Index fell 5.34%.

For the year ending February 29, 2008, the fund's Investor Class and Fidelity Advantage Class shares lost 6.02% and 6.01%, respectively. In comparison, the Dow Jones Wilshire 4500 Completion IndexSM declined 6.04%. The energy sector led the market, with materials and industrials - notably, capital goods - also performing well. The telecommunication services and consumer discretionary sectors were the market's worst performers overall. Looking at individual holdings, Berkshire Hathaway, a collection of businesses run by investor Warren Buffett, was the top overall contributor, benefiting from having a healthy balance sheet and investors' confidence in a volatile market. Fertilizer maker Mosaic rose sharply along with the price of phospate - a key fertilizer component. Oil and natural gas driller GlobalSantaFe gained ground, while engineering and construction company McDermott International reported higher profits. In contrast, media holding company Liberty Media underperformed, in part because of slowing sales growth at its QVC home-shopping network. Network communication services company Level 3 Communications struggled with operational challenges. NII Holdings, which provides wireless communications services in Latin America, saw its shares fall in response to relatively weak quarterly profits and concerns about increased competition. Of final note, rising fuel prices weighed on the earnings of AMR, parent company of American Airlines.

The views expressed above reflect those of the portfolio manager only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Spartan Extended Market Index Fund

Investment Changes

Top Ten Stocks as of February 29, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Berkshire Hathaway, Inc. Class A	4.5	3.3
Genentech, Inc.	1.1	0.9
Accenture Ltd. Class A	0.6	0.7
The Mosaic Co.	0.5	0.2
Liberty Media Corp. - Capital Series A	0.5	0.4
Liberty Global, Inc. Class A	0.5	0.4
Mastercard, Inc. Class A	0.4	0.2
Bunge Ltd.	0.4	0.3
Ultra Petroleum Corp.	0.4	0.2
McDermott International, Inc.	0.3	0.3
	9.2
Market Sectors as of February 29, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	21.7	21.1
Information Technology	13.3	13.9
Industrials	13.1	13.1
Consumer Discretionary	12.2	14.3
Health Care	11.0	10.6
Energy	10.2	8.8
Materials	5.8	5.3
Utilities	4.7	4.1
Consumer Staples	3.1	2.8
Telecommunication Services	1.6	2.2
Percentages are adjusted for the effect of futures and swaps contracts, if applicable.

Annual Report

Spartan Extended Market Index Fund

Investments February 29, 2008

Showing Percentage of Net Assets

Common Stocks - 96.6%
	Shares	Value
CONSUMER DISCRETIONARY - 12.2%
Auto Components - 0.7%
Aftermarket Technology Corp. (a)	21,842	$ 409,538
American Axle & Manufacturing Holdings, Inc.	42,773	841,773
Amerigon, Inc. (a)	23,891	433,861
Amerityre Corp. (a)(d)	29,329	61,298
ArvinMeritor, Inc.	79,316	895,478
BorgWarner, Inc.	110,268	4,753,653
Cooper Tire & Rubber Co.	55,555	1,003,879
Dana Holding Corp. (a)	43,600	514,480
Dorman Products, Inc. (a)	2,806	29,463
Drew Industries, Inc. (a)	19,046	513,480
Exide Technologies (a)(d)	79,119	808,596
Fuel Systems Solutions, Inc. (a)(d)	12,638	130,677
Gentex Corp.	141,558	2,281,915
Hawk Corp. Class A (a)	3,526	65,936
Hayes Lemmerz International, Inc. (a)	129,780	412,700
Lear Corp. (a)(d)	58,863	1,623,442
Modine Manufacturing Co.	27,539	343,687
Noble International Ltd.	18,873	205,904
Proliance International, Inc. (a)	3,337	9,277
Quantum Fuel Systems Technologies Worldwide, Inc. (a)	11,619	8,133
Sauer-Danfoss, Inc.	10,641	226,228
Shiloh Industries, Inc.	7,998	74,541
Spartan Motors, Inc. (d)	30,723	249,778
Standard Motor Products, Inc.	9,163	67,898
Stoneridge, Inc. (a)	21,118	227,652
Strattec Security Corp.	1,213	45,318
Superior Industries International, Inc. (d)	23,559	408,984
Tenneco, Inc. (a)	41,435	1,046,234
TRW Automotive Holdings Corp. (a)	47,769	1,054,740
Visteon Corp. (a)(d)	115,472	404,152
WABCO Holdings, Inc.	52,700	2,201,806
		21,354,501
Automobiles - 0.1%
Coachmen Industries, Inc.	14,942	66,193
Fleetwood Enterprises, Inc. (a)(d)	65,521	279,119
Monaco Coach Corp.	40,798	399,004
Thor Industries, Inc. (d)	34,161	1,041,227
Winnebago Industries, Inc. (d)	27,655	555,036
		2,340,579
Distributors - 0.1%
Amcon Distributing Co. (a)	1,022	32,704
Aristotle Corp. (a)	3,170	37,945
Audiovox Corp. Class A (a)	17,037	153,333
Building Materials Holding Corp. (d)	25,698	148,534
Core-Mark Holding Co., Inc. (a)	13,487	358,350
Design Within Reach, Inc. (a)	7,015	16,906
DXP Enterprises, Inc. (a)	5,096	190,488
Handleman Co. (d)	16,324	21,384

	Shares	Value
LKQ Corp. (a)(d)	122,421	$ 2,600,222
Source Interlink Companies, Inc. (a)	25,121	42,454
		3,602,320
Diversified Consumer Services - 0.8%
American Public Education, Inc.	4,034	134,453
Bright Horizons Family Solutions, Inc. (a)	27,601	1,241,493
Capella Education Co. (a)	10,194	537,326
Career Education Corp. (a)(d)	84,255	1,251,187
Carriage Services, Inc. Class A (a)	9,225	72,878
Coinstar, Inc. (a)	24,128	703,572
Collectors Universe, Inc.	1,240	11,544
Corinthian Colleges, Inc. (a)	87,386	694,719
CPI Corp.	3,642	60,384
DeVry, Inc.	58,161	2,555,594
INVESTools, Inc. (a)	49,776	575,908
ITT Educational Services, Inc. (a)(d)	38,085	2,103,054
Jackson Hewitt Tax Service, Inc.	27,794	581,728
Mace Security International, Inc. (a)	8,918	15,607
Matthews International Corp. Class A	31,996	1,435,341
Nobel Learning Communities, Inc. (a)	2,715	35,458
Pre-Paid Legal Services, Inc. (a)	11,474	546,736
Princeton Review, Inc. (a)	7,132	59,196
Regis Corp.	42,201	1,057,135
Service Corp. International	277,157	2,993,296
Sotheby's Class A (ltd. vtg.)	62,873	2,120,078
Steiner Leisure Ltd. (a)	17,289	567,425
Stewart Enterprises, Inc. Class A	88,229	526,727
Strayer Education, Inc.	14,184	2,208,449
Universal Technical Institute, Inc. (a)(d)	27,449	343,113
Weight Watchers International, Inc.	36,503	1,715,641
		24,148,042
Hotels, Restaurants & Leisure - 2.4%
AFC Enterprises, Inc. (a)	34,768	262,498
Ambassadors Group, Inc.	15,867	284,654
Ambassadors International, Inc. (d)	7,395	82,380
American Wagering, Inc. (a)	4,600	3,312
Ameristar Casinos, Inc.	26,350	510,927
ARK Restaurants Corp.	5,734	176,607
Bally Technologies, Inc. (a)	45,707	1,732,752
Benihana, Inc. Class A (sub. vtg.)	10,026	107,378
BJ's Restaurants, Inc. (a)	20,082	272,312
Bluegreen Corp. (a)(d)	15,202	128,609
Bob Evans Farms, Inc.	31,313	906,511
Boyd Gaming Corp. (d)	53,566	1,129,707
Brinker International, Inc.	103,009	1,899,486
Buca, Inc. (a)	5,333	2,187
Buffalo Wild Wings, Inc. (a)(d)	17,260	399,914
Burger King Holdings, Inc.	50,698	1,300,911
California Pizza Kitchen, Inc. (a)	27,163	378,652
Carrols Restaurant Group, Inc. (a)(d)	13,945	115,325
CBRL Group, Inc.	21,251	773,961
CEC Entertainment, Inc. (a)	28,600	767,338
Cedar Fair LP (depository unit)	45,526	1,052,561
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Century Casinos, Inc. (a)	29,959	$ 145,301
Chipotle Mexican Grill, Inc. Class A (a)(d)	30,239	3,002,733
Choice Hotels International, Inc.	34,766	1,128,157
Churchill Downs, Inc.	11,663	531,016
CKE Restaurants, Inc.	55,663	616,746
Cosi, Inc. (a)	50,022	136,060
Denny's Corp. (a)	103,524	322,995
Domino's Pizza, Inc.	40,766	540,150
Dover Downs Gaming & Entertainment, Inc.	19,410	177,019
Dover Motorsports, Inc.	22,686	156,760
Einstein Noah Restaurant Group, Inc. (a)	5,000	77,050
Empire Resorts, Inc. (a)(d)	29,497	56,634
Famous Dave's of America, Inc. (a)	10,737	108,981
Frisch's Restaurants, Inc.	2,711	58,558
Gaylord Entertainment Co. (a)	43,063	1,295,766
Great Wolf Resorts, Inc. (a)	56,227	386,279
IHOP Corp. (d)	17,704	810,489
International Speedway Corp. Class A	35,090	1,397,986
Interstate Hotels & Resorts, Inc. (a)	17,282	85,892
Isle of Capri Casinos, Inc. (a)(d)	25,751	233,047
Jack in the Box, Inc. (a)	56,988	1,497,075
Jamba, Inc. (a)(d)	20,639	51,598
Krispy Kreme Doughnuts, Inc. (a)(d)	54,754	146,193
Landry's Restaurants, Inc. (d)	12,835	227,565
Las Vegas Sands Corp. (a)	100,106	8,338,830
Life Time Fitness, Inc. (a)(d)	32,583	946,862
Littlefield Corp. (a)	600	810
Lodgian, Inc. (a)	30,634	274,174
Luby's, Inc. (a)	27,286	249,667
Marcus Corp.	29,821	475,347
Max & Erma's Restaurants, Inc. (a)	2,608	6,807
McCormick & Schmick's Seafood Restaurants (a)	12,159	131,804
MGM Mirage, Inc. (a)(d)	95,606	5,888,374
Monarch Casino & Resort, Inc. (a)	14,183	235,721
Morgans Hotel Group Co. (a)(d)	34,281	525,871
Morton's Restaurant Group, Inc. (a)	8,711	67,510
MTR Gaming Group, Inc. (a)	23,573	132,952
Multimedia Games, Inc. (a)(d)	34,474	241,318
O'Charleys, Inc.	29,511	333,179
Orient Express Hotels Ltd. Class A	36,293	1,965,992
P.F. Chang's China Bistro, Inc. (a)(d)	23,366	666,632
Panera Bread Co. Class A (a)(d)	31,349	1,171,512
Papa John's International, Inc. (a)	22,475	587,721
Peet's Coffee & Tea, Inc. (a)(d)	16,921	396,121
Penn National Gaming, Inc. (a)	73,559	3,371,209
Pinnacle Entertainment, Inc. (a)(d)	56,457	884,117
Premier Exhibitions, Inc. (a)(d)	16,798	80,294
Progressive Gaming International Corp. (a)	36,971	95,015

	Shares	Value
Red Lion Hotels Corp. (a)	13,529	$ 108,367
Red Robin Gourmet Burgers, Inc. (a)	12,651	421,658
Riviera Holdings Corp. (a)	9,800	223,538
Royal Caribbean Cruises Ltd. (d)	127,573	4,466,331
Rubio's Restaurants, Inc. (a)	3,930	25,859
Ruby Tuesday, Inc.	49,115	349,208
Ruth's Chris Steak House, Inc. (a)(d)	15,729	109,946
Scientific Games Corp. Class A (a)(d)	66,898	1,382,782
Shuffle Master, Inc. (a)(d)	35,674	293,954
Silverleaf Resorts, Inc. (a)	16,000	53,120
Six Flags, Inc. (a)	81,962	161,465
Sonic Corp. (a)	64,240	1,370,239
SPEEDUS Corp. (a)	475	660
Speedway Motorsports, Inc.	12,671	369,993
Texas Roadhouse, Inc. Class A (a)	51,113	475,351
The Cheesecake Factory, Inc. (a)(d)	64,435	1,347,336
The Steak n Shake Co. (a)	28,073	234,129
Town Sports International Holdings, Inc. (a)(d)	11,158	89,933
Triarc Companies, Inc. Class B	66,579	560,595
Trump Entertainment Resorts, Inc. (a)(d)	22,714	91,310
Vail Resorts, Inc. (a)(d)	29,367	1,328,857
VCG Holding Corp. (a)	18,692	197,201
WMS Industries, Inc. (a)(d)	44,326	1,683,058
Wynn Resorts Ltd.	60,509	6,093,256
Youbet.com, Inc. (a)	30,676	27,302
		74,011,319
Household Durables - 1.1%
American Greetings Corp. Class A	49,737	936,050
Avatar Holdings, Inc. (a)(d)	6,380	274,850
Bassett Furniture Industries, Inc.	8,703	102,173
Beazer Homes USA, Inc. (d)	36,415	258,547
Blyth, Inc.	27,359	542,529
Brookfield Homes Corp. (d)	9,444	144,021
California Coastal Communities, Inc. (a)(d)	7,836	40,042
Cavalier Homes, Inc. (a)	13,027	22,146
Cavco Industries, Inc. (a)	8,826	290,728
Champion Enterprises, Inc. (a)(d)	73,058	648,755
Cobra Electronics Corp.	1,132	5,422
Comstock Homebuilding Companies, Inc. Class A (a)(d)	3,651	2,811
Craftmade International, Inc.	2,794	26,627
CSS Industries, Inc.	8,769	306,126
Directed Electronics, Inc. (a)	13,160	28,952
Dixie Group, Inc. (a)	6,499	57,256
Dominion Homes, Inc. (a)(d)	2,526	1,541
Emerson Radio Corp. (a)	9,263	10,004
Ethan Allen Interiors, Inc. (d)	29,545	804,806
Flexsteel Industries, Inc.	3,192	42,071
Furniture Brands International, Inc. (d)	52,886	687,518
Garmin Ltd. (d)	121,540	7,135,613
Helen of Troy Ltd. (a)	25,072	395,887
Hooker Furniture Corp.	10,379	212,666
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Hovnanian Enterprises, Inc. Class A (a)(d)	43,491	$ 396,203
Icahn Enterprises LP	5,579	542,558
iRobot Corp. (a)(d)	18,258	334,487
Jarden Corp. (a)	65,589	1,580,039
La-Z-Boy, Inc. (d)	52,536	442,878
Lenox Group, Inc. (a)	11,079	20,496
Levitt Corp. Class A	10,641	21,282
Libbey, Inc.	18,245	283,710
Lifetime Brands, Inc. (d)	12,011	124,074
M.D.C. Holdings, Inc.	33,263	1,393,054
M/I Homes, Inc. (d)	15,338	252,924
Meritage Homes Corp. (a)(d)	26,425	400,075
Mohawk Industries, Inc. (a)(d)	51,351	3,666,975
National Presto Industries, Inc.	7,882	413,017
NVR, Inc. (a)(d)	4,424	2,391,968
Orleans Homebuilders, Inc. (d)	4,454	22,315
Palm Harbor Homes, Inc. (a)(d)	9,454	47,648
Russ Berrie & Co., Inc. (a)	6,705	87,567
Ryland Group, Inc. (d)	38,725	1,095,530
Sealy Corp., Inc. (d)	38,709	352,639
Skyline Corp.	6,866	193,621
Standard Pacific Corp. (d)	55,509	228,142
Stanley Furniture Co., Inc.	12,350	162,526
Syntax-Brillian Corp. (a)(d)	76,071	54,048
Tempur-Pedic International, Inc. (d)	67,801	1,181,093
Toll Brothers, Inc. (a)	131,710	2,793,569
Tupperware Brands Corp.	58,364	2,129,119
Universal Electronics, Inc. (a)	13,861	314,645
WCI Communities, Inc. (a)(d)	35,440	137,862
		34,041,205
Internet & Catalog Retail - 0.6%
1-800-FLOWERS.com, Inc. Class A (a)	40,928	329,061
Audible, Inc. (a)	21,878	250,503
Blue Nile, Inc. (a)(d)	13,568	599,163
Bluefly, Inc. (a)	1,778	729
dELiA*s, Inc. (a)	18,288	36,393
Drugstore.com, Inc. (a)	71,510	200,228
eDiets.com, Inc. (a)(d)	14,028	65,370
FTD Group, Inc.	28,982	399,662
Gaiam, Inc. Class A (a)	15,653	333,096
GSI Commerce, Inc. (a)(d)	18,751	271,327
Hollywood Media Corp. (a)	26,946	71,676
Liberty Media Corp. - Interactive Series A (a)(d)	614,067	8,818,002
Netflix, Inc. (a)(d)	51,730	1,633,633
NutriSystem, Inc. (a)(d)	33,719	482,519
Orbitz Worldwide, Inc.	28,000	176,680
Overstock.com, Inc. (a)(d)	13,725	140,681
PC Mall, Inc. (a)(d)	3,555	28,476
PetMed Express, Inc. (a)	33,922	388,407

	Shares	Value
Priceline.com, Inc. (a)(d)	33,309	$ 3,797,892
RedEnvelope, Inc. (a)	5,119	8,702
Shutterfly, Inc. (a)	15,049	230,099
Sport Supply Group, Inc.	9,387	106,636
Stamps.com, Inc. (a)	24,970	220,985
Systemax, Inc. (d)	10,200	110,466
US Auto Parts Network, Inc.	28,450	139,690
ValueVision Media, Inc. Class A (a)(d)	31,268	164,470
Varsity Group, Inc. (a)	4,794	954
		19,005,500
Leisure Equipment & Products - 0.2%
Adams Golf, Inc. (a)	2,386	22,548
Arctic Cat, Inc.	18,451	139,490
Callaway Golf Co.	62,625	954,405
Cybex International, Inc. (a)	14,718	59,608
Escalade, Inc.	6,336	57,658
Gametech International, Inc. (a)	13,061	76,015
JAKKS Pacific, Inc. (a)	26,514	741,066
Johnson Outdoors, Inc. Class A	1,929	35,687
Leapfrog Enterprises, Inc. Class A (a)(d)	51,847	295,528
Marine Products Corp.	11,382	83,316
MarineMax, Inc. (a)(d)	22,612	277,675
Meade Instruments Corp. (a)	4,023	6,155
Nautilus, Inc. (d)	27,540	115,393
Polaris Industries, Inc. (d)	32,449	1,238,903
Pool Corp. (d)	47,400	902,970
RC2 Corp. (a)	19,370	359,314
Smith & Wesson Holding Corp. (a)(d)	25,141	128,722
Steinway Musical Instruments, Inc.	10,524	260,048
Sturm Ruger & Co., Inc. (a)	29,607	233,895
		5,988,396
Media - 3.1%
4Kids Entertainment, Inc. (a)	18,966	224,557
A.H. Belo Corp. Class A (a)	15,726	191,385
ACME Communications, Inc.	6,362	18,704
Alloy, Inc. (a)	9,144	70,317
Arbitron, Inc.	28,999	1,215,638
Ballantyne of Omaha, Inc. (a)	30	148
Beasley Broadcast Group, Inc. Class A	4,117	22,849
Belo Corp. Series A	78,632	925,499
Cablevision Systems Corp. - NY Group Class A (a)	217,325	5,822,137
Carmike Cinemas, Inc.	16,956	122,592
Charter Communications, Inc. Class A (a)(d)	365,261	351,381
Cinemark Holdings, Inc.	48,212	696,181
Citadel Broadcasting Corp.	158,912	174,803
CKX, Inc. (a)(d)	43,732	390,089
Clear Channel Outdoor Holding, Inc. Class A (a)(d)	42,115	979,595
Cox Radio, Inc. Class A (a)	34,485	378,990
Crown Media Holdings, Inc. Class A (a)(d)	4,844	26,836
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Cumulus Media, Inc. Class A (a)(d)	58,225	$ 320,238
DG FastChannel, Inc. (a)	15,830	319,608
Discovery Holding Co. Class A (a)	266,533	6,015,650
DISH Network Corp. Class A (a)	197,128	5,844,845
Dolan Media Co.	15,521	346,274
DreamWorks Animation SKG, Inc. Class A (a)	65,782	1,669,547
EMAK Worldwide, Inc. (a)	3,798	3,798
Emmis Communications Corp. Class A (a)	64,360	190,506
Entercom Communications Corp. Class A	29,619	330,844
Entertainment Distribution Co., Inc. (a)	64,254	37,910
Entravision Communication Corp. Class A (a)	60,708	352,106
Fisher Communications, Inc. (a)	11,582	362,748
Franklin Electronic Publishers, Inc. (a)	2,339	5,122
GateHouse Media, Inc. (d)	31,265	196,032
Gemstar-TV Guide International, Inc. (a)	221,834	1,051,493
Getty Images, Inc. (a)(d)	48,873	1,571,756
Gray Television, Inc.	51,014	295,881
Harris Interactive, Inc. (a)	41,822	113,338
Harte-Hanks, Inc.	44,378	750,432
Hearst-Argyle Television, Inc.	22,579	496,738
Idearc, Inc. (d)	131,424	633,464
Image Entertainment, Inc. (a)	7,100	15,194
Insignia Systems, Inc. (a)	4,959	11,852
Interactive Data Corp.	31,794	930,292
John Wiley & Sons, Inc. Class A	45,838	1,672,170
Journal Communications, Inc. Class A	53,079	365,714
Journal Register Co. (d)	48,545	48,545
Knology, Inc. (a)(d)	30,013	366,759
Lakes Entertainment, Inc. (a)	25,879	152,169
Lamar Advertising Co. Class A (d)	66,890	2,549,178
Lee Enterprises, Inc. (d)	35,207	362,984
Liberty Global, Inc. Class A (a)(d)	361,380	13,587,888
Liberty Media Corp. - Capital Series A (a)	123,649	14,356,885
LIN TV Corp. Class A (a)	30,902	317,364
Live Nation, Inc. (a)	73,951	877,798
LodgeNet Entertainment Corp. (a)(d)	28,428	264,665
Martha Stewart Living Omnimedia, Inc. Class A (a)(d)	21,694	152,726
Marvel Entertainment, Inc. (a)(d)	57,023	1,434,128
Media General, Inc. Class A	21,102	329,191
Mediacom Communications Corp. Class A (a)(d)	57,905	253,045
Morningstar, Inc. (a)	14,583	950,666
National CineMedia, Inc.	43,280	932,684
National Lampoon, Inc. (a)	1,200	2,340
Navarre Corp. (a)	29,406	48,520
New Frontier Media, Inc.	31,250	157,813
New Motion, Inc.	2,087	10,644

	Shares	Value
Nexstar Broadcasting Group, Inc. Class A (a)	3,834	$ 28,372
NTN Communications, Inc. (a)	16,316	9,137
Outdoor Channel Holdings, Inc. (a)	22,403	164,662
Playboy Enterprises, Inc. Class B (non-vtg.) (a)	26,218	211,317
Point.360 (a)	2,433	4,258
PRIMEDIA, Inc. (d)	26,029	200,944
R.H. Donnelley Corp. (a)	66,218	469,486
Radio One, Inc. Class D (non-vtg.) (a)	59,150	74,529
RCN Corp.	41,731	463,214
Reading International, Inc. Class A (a)(d)	10,681	101,576
Regal Entertainment Group Class A	71,702	1,414,680
Regent Communication, Inc. (a)	13,099	11,920
Rentrak Corp. (a)	6,275	69,653
Saga Communications, Inc. Class A (a)	5,932	34,524
Salem Communications Corp. Class A	6,831	22,542
Scholastic Corp. (a)	32,573	1,135,821
Sinclair Broadcast Group, Inc. Class A (d)	58,660	541,432
Sirius Satellite Radio, Inc. (a)(d)	1,241,722	3,526,490
Spanish Broadcasting System, Inc. Class A (a)	67,440	101,160
SPAR Group, Inc. (a)	4,346	5,519
Sun-Times Media Group, Inc. Class A (a)	65,094	57,283
The McClatchy Co. Class A (d)	51,124	490,790
Time Warner Cable, Inc. (a)	142,645	3,894,209
TiVo, Inc. (a)(d)	88,430	767,572
Triple Crown Media, Inc. (a)	2,789	11,017
Valassis Communications, Inc. (a)	47,531	533,298
Value Line, Inc.	523	22,196
Virgin Media, Inc.	280,804	4,212,060
Warner Music Group Corp.	41,805	250,830
Westwood One, Inc.	76,419	135,262
World Wrestling Entertainment, Inc. Class A	21,245	376,037
WorldSpace, Inc. Class A (a)(d)	15,523	17,386
WPT Enterprises, Inc. (a)	6,993	11,189
XM Satellite Radio Holdings, Inc. Class A (a)(d)	301,279	3,555,092
Young Broadcasting, Inc. Class A (a)	4,865	3,843
		95,600,545
Multiline Retail - 0.2%
99 Cents Only Stores (a)(d)	45,295	420,791
Dollar Tree Stores, Inc. (a)	91,386	2,451,886
Duckwall-ALCO Stores, Inc. (a)	5,890	92,296
Fred's, Inc. Class A	37,592	330,058
Gottschalks, Inc. (a)	13,746	31,616
Retail Ventures, Inc. (a)(d)	21,851	147,057
Saks, Inc. (a)	111,932	1,741,662
The Bon-Ton Stores, Inc. (d)	10,212	58,413
Tuesday Morning Corp.	37,215	200,589
		5,474,368
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - 2.2%
A.C. Moore Arts & Crafts, Inc. (a)	21,246	$ 182,078
Aaron Rents, Inc.	48,602	953,571
Advance Auto Parts, Inc.	92,913	3,116,302
Aeropostale, Inc. (a)	72,947	1,959,356
America's Car Mart, Inc. (a)(d)	10,022	109,240
American Eagle Outfitters, Inc.	176,629	3,774,562
AnnTaylor Stores Corp. (a)	63,417	1,523,276
Asbury Automotive Group, Inc.	37,871	530,951
Barnes & Noble, Inc.	48,758	1,371,075
bebe Stores, Inc.	30,759	375,567
Big 5 Sporting Goods Corp.	20,787	192,280
Big Dog Holdings, Inc. (a)(d)	2,572	27,315
Blockbuster, Inc. Class A (a)(d)	154,797	470,583
Books-A-Million, Inc.	7,672	63,601
Borders Group, Inc.	62,605	579,722
Brown Shoe Co., Inc.	43,077	632,370
Build-A-Bear Workshop, Inc. (a)(d)	15,816	183,782
Cabela's, Inc. Class A (a)(d)	46,846	634,763
Cache, Inc. (a)	21,416	213,303
CarMax, Inc. (a)(d)	204,027	3,745,936
Casual Male Retail Group, Inc. (a)(d)	41,069	158,526
Charlotte Russe Holding, Inc. (a)	19,130	372,461
Charming Shoppes, Inc. (a)(d)	119,389	657,833
Chico's FAS, Inc. (a)	168,814	1,571,658
Christopher & Banks Corp.	39,028	421,502
Citi Trends, Inc. (a)(d)	13,118	190,342
Coldwater Creek, Inc. (a)(d)	51,990	287,505
Collective Brands, Inc. (a)	65,714	1,036,310
Conn's, Inc. (a)(d)	13,453	171,526
Cost Plus, Inc. (a)(d)	14,259	49,907
CSK Auto Corp. (a)(d)	40,616	368,387
Dick's Sporting Goods, Inc. (a)(d)	76,347	2,105,650
Dress Barn, Inc. (a)	40,696	536,373
DSW, Inc. Class A (a)(d)	16,555	301,467
E Com Ventures, Inc. (a)	1,076	24,877
Eddie Bauer Holdings, Inc. (a)(d)	34,117	201,631
Emerging Vision, Inc. (a)	5,700	1,140
Finish Line, Inc. Class A	42,728	120,920
Finlay Enterprises, Inc. (a)	2,122	1,973
Foot Locker, Inc.	142,133	1,748,236
Franklin Covey Co. (a)	19,359	149,451
Gander Mountain Co. (a)(d)	2,718	15,357
Genesco, Inc. (a)	19,789	592,681
Group 1 Automotive, Inc.	23,602	578,249
Guess?, Inc.	51,552	2,120,334
Gymboree Corp. (a)	27,717	1,097,316
Haverty Furniture Companies, Inc.	20,972	205,945
hhgregg, Inc. (d)	12,000	138,480
Hibbett Sports, Inc. (a)	27,021	426,932
Hot Topic, Inc. (a)	39,517	181,383
J. Crew Group, Inc. (a)(d)	42,300	1,694,115

	Shares	Value
Jo-Ann Stores, Inc. (a)	24,709	$ 407,699
Jos. A. Bank Clothiers, Inc. (a)(d)	13,804	314,455
Kirkland's, Inc. (a)	4,549	3,912
Lithia Motors, Inc. Class A (sub. vtg.) (d)	14,522	149,286
Midas, Inc. (a)	16,843	254,835
Monro Muffler Brake, Inc.	25,338	424,412
Mothers Work, Inc. (a)	6,765	135,706
New York & Co., Inc. (a)	16,878	97,892
NexCen Brands, Inc. (a)	42,894	169,002
O'Reilly Automotive, Inc. (a)	109,218	2,944,517
Pacific Sunwear of California, Inc. (a)	70,160	782,986
Penske Auto Group, Inc.	41,735	752,899
PetSmart, Inc.	130,389	2,807,275
Pick Ups Plus, Inc. (a)	73	0
Pier 1 Imports, Inc. (a)	85,092	445,882
Pomeroy IT Solutions, Inc. (a)	3,930	25,820
Rent-A-Center, Inc. (a)	67,681	1,160,729
Restoration Hardware, Inc. (a)	42,873	185,640
Rex Stores Corp. (a)	8,776	162,970
Ross Stores, Inc.	127,985	3,564,382
Sally Beauty Holdings, Inc. (a)	77,094	589,769
Select Comfort Corp. (a)	47,386	202,812
Shoe Carnival, Inc. (a)	10,052	136,205
Sonic Automotive, Inc. Class A (sub. vtg.)	37,224	661,843
Stage Stores, Inc.	43,898	555,749
Stein Mart, Inc.	22,556	133,306
Talbots, Inc. (d)	18,650	152,557
The Buckle, Inc.	16,283	739,248
The Cato Corp. Class A (sub. vtg.)	42,134	659,818
The Children's Place Retail Stores, Inc. (a)	20,849	445,335
The Men's Wearhouse, Inc.	47,136	1,086,013
The Pep Boys - Manny, Moe & Jack (d)	37,359	427,387
Tractor Supply Co. (a)(d)	30,048	1,124,997
Trans World Entertainment Corp. (a)	16,560	66,074
TravelCenters of America LLC (a)	16,738	217,092
Tween Brands, Inc. (a)(d)	27,587	816,575
Ulta Salon, Cosmetics & Fragrance, Inc.	6,447	90,322
Urban Outfitters, Inc. (a)	110,259	3,173,254
West Marine, Inc. (a)	18,151	146,479
Wet Seal, Inc. Class A (a)	80,362	229,835
Williams-Sonoma, Inc. (d)	80,523	1,881,017
Wilsons Leather Experts, Inc. (a)	22,999	15,409
Winmark Corp. (a)	2,614	52,254
Zale Corp. (a)(d)	48,284	932,847
Zumiez, Inc. (a)(d)	16,813	295,573
		67,790,169
Textiles, Apparel & Luxury Goods - 0.7%
Ashworth, Inc. (a)	4,840	16,359
Carter's, Inc. (a)	51,360	792,485
Charles & Colvard Ltd. (d)	5,525	7,072
Cherokee, Inc.	10,151	343,611
Columbia Sportswear Co. (d)	15,887	656,610
Crocs, Inc. (a)(d)	74,870	1,820,838
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Culp, Inc. (a)	4,772	$ 34,836
Deckers Outdoor Corp. (a)	12,130	1,342,063
Delta Apparel, Inc.	6,654	59,021
Forward Industries, Inc. (NY Shares) (a)	5,267	12,114
Fossil, Inc. (a)	47,248	1,520,441
G-III Apparel Group Ltd. (a)	17,169	224,742
Hanesbrands, Inc. (a)(d)	91,818	2,671,904
Hartmarx Corp. (a)	38,879	97,198
Heelys, Inc. (a)(d)	13,425	65,648
Iconix Brand Group, Inc. (a)	56,043	1,164,574
Joe's Jeans, Inc. (a)	3,410	4,092
K-Swiss, Inc. Class A	24,306	352,680
Kenneth Cole Productions, Inc. Class A (sub. vtg.)	15,827	235,347
Maidenform Brands, Inc. (a)	15,537	192,193
Movado Group, Inc.	17,220	331,657
Oxford Industries, Inc.	14,226	300,738
Perry Ellis International, Inc. (a)	13,045	255,552
Phillips-Van Heusen Corp.	54,653	1,995,381
Quiksilver, Inc. (a)	123,224	1,109,016
R.G. Barry Corp. (a)	9,000	71,820
Rocky Brands, Inc. (a)(d)	2,631	14,918
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	32,318	688,050
Steven Madden Ltd. (a)	18,811	316,777
Tandy Brands Accessories, Inc.	1,058	6,433
Tarrant Apparel Group (a)	9,692	7,754
Timberland Co. Class A (a)	46,306	695,516
True Religion Apparel, Inc. (a)(d)	10,785	220,338
Under Armour, Inc. Class A (sub. vtg.) (a)(d)	26,758	985,230
Unifi, Inc. (a)	31,529	89,542
Unifirst Corp.	11,389	439,957
Volcom, Inc. (a)	13,237	261,695
Warnaco Group, Inc. (a)	43,497	1,633,747
Weyco Group, Inc.	9,210	248,946
Wolverine World Wide, Inc.	53,361	1,414,067
		22,700,962
TOTAL CONSUMER DISCRETIONARY		376,057,906
CONSUMER STAPLES - 3.1%
Beverages - 0.2%
Boston Beer Co., Inc. Class A (a)	12,401	442,220
Central European Distribution Corp. (a)(d)	32,043	1,864,262
Coca-Cola Bottling Co. Consolidated	5,734	313,592
Hansen Natural Corp. (a)(d)	68,805	2,855,408
Jones Soda Co. (a)(d)	20,735	110,518
MGP Ingredients, Inc. (d)	12,581	80,770
National Beverage Corp.	13,356	97,766

	Shares	Value
PepsiAmericas, Inc.	56,457	$ 1,428,362
Vermont Pure Holdings Ltd. (a)	4,384	6,971
		7,199,869
Food & Staples Retailing - 0.5%
Andersons, Inc. (d)	15,227	704,401
Arden Group, Inc. Class A	749	99,632
BJ's Wholesale Club, Inc. (a)	60,591	1,912,252
Casey's General Stores, Inc.	49,455	1,238,848
Ingles Markets, Inc. Class A	12,038	289,032
Longs Drug Stores Corp.	29,849	1,433,647
Nash-Finch Co.	12,986	455,419
Performance Food Group Co. (a)	37,458	1,217,385
Pricesmart, Inc.	21,057	510,843
Rite Aid Corp. (a)(d)	504,457	1,346,900
Ruddick Corp.	33,688	1,086,438
Spartan Stores, Inc.	26,862	566,251
Susser Holdings Corp. (a)	10,293	249,296
The Great Atlantic & Pacific Tea Co. (a)	22,841	618,534
The Pantry, Inc. (a)	19,706	474,126
United Natural Foods, Inc. (a)	38,239	647,004
Village Super Market, Inc. Class A	2,000	88,400
Weis Markets, Inc.	10,603	343,643
Winn-Dixie Stores, Inc. (a)	51,133	836,025
		14,118,076
Food Products - 1.4%
Alico, Inc.	3,393	138,604
B&G Foods, Inc. Class A	20,207	200,858
Bridgford Foods Corp. (a)	4,789	29,500
Bunge Ltd. (d)	115,512	12,803,350
Cal-Maine Foods, Inc. (d)	15,000	517,500
Calavo Growers, Inc.	15,506	297,250
Chiquita Brands International, Inc. (a)(d)	41,815	855,953
Corn Products International, Inc.	65,754	2,413,829
Darling International, Inc. (a)	75,439	1,048,602
Del Monte Foods Co.	182,122	1,635,456
Diamond Foods, Inc.	17,088	280,243
Farmer Brothers Co.	6,050	135,097
Flowers Foods, Inc.	81,863	1,855,016
Fresh Del Monte Produce, Inc. (a)	43,115	1,431,849
Galaxy Nutritional Foods, Inc. (a)	5,579	1,060
Green Mountain Coffee Roasters, Inc. (a)	18,699	570,506
Griffin Land & Nurseries, Inc.	1,112	40,755
Hain Celestial Group, Inc. (a)	39,916	1,077,732
Hormel Foods Corp.	66,311	2,709,467
Imperial Sugar Co. (d)	11,785	226,272
J&J Snack Foods Corp.	13,008	320,647
John B. Sanfilippo & Son, Inc. (a)	4,719	44,028
Lancaster Colony Corp.	22,977	853,136
Lance, Inc.	30,597	512,500
Lifeway Foods, Inc. (a)(d)	9,724	101,519
Maui Land & Pineapple, Inc. (a)	3,029	79,239
Monterey Gourmet Foods, Inc. (a)	4,304	11,836
Omega Protein Corp. (a)	5,131	54,389
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Overhill Farms, Inc. (a)(d)	28,537	$ 122,138
Pilgrims Pride Corp. Class B	35,403	830,554
Ralcorp Holdings, Inc. (a)	23,029	1,276,958
Reddy Ice Holdings, Inc.	20,133	474,535
Sanderson Farms, Inc. (d)	18,882	658,227
Seaboard Corp.	345	548,550
Smithfield Foods, Inc. (a)	117,611	3,240,183
Tasty Baking Co.	4,304	29,482
The Inventure Group, Inc. (a)	3,448	7,551
The J.M. Smucker Co.	54,685	2,799,325
Tootsie Roll Industries, Inc. (d)	28,573	692,324
TreeHouse Foods, Inc. (a)	30,628	679,023
Zapata Corp. (a)	6,888	48,560
		41,653,603
Household Products - 0.3%
Central Garden & Pet Co. Class A (non-vtg.) (a)	62,993	277,169
Church & Dwight Co., Inc.	63,717	3,406,311
Energizer Holdings, Inc. (a)	54,452	5,054,779
Oil-Dri Corp. of America	5,650	109,328
Orchids Paper Products Co. (a)	7,624	58,781
Spectrum Brands, Inc. (a)(d)	28,099	105,652
WD-40 Co.	15,894	493,986
		9,506,006
Personal Products - 0.4%
Alberto-Culver Co.	84,064	2,252,915
Bare Escentuals, Inc. (a)(d)	41,930	1,148,043
Chattem, Inc. (a)(d)	16,678	1,299,216
Elizabeth Arden, Inc. (a)	27,122	494,163
Herbalife Ltd.	49,980	2,090,663
Integrated Biopharma, Inc. (a)	2,198	6,836
Inter Parfums, Inc.	16,002	259,872
Mannatech, Inc. (d)	11,829	92,030
MediFast, Inc. (a)	7,496	31,483
Natural Health Trends Corp. (a)(d)	8,588	8,416
NBTY, Inc. (a)	56,581	1,615,953
Nu Skin Enterprises, Inc. Class A	51,797	857,758
Nutraceutical International Corp. (a)	13,525	172,309
Parlux Fragrances, Inc. (a)	13,118	44,339
Physicians Formula Holdings, Inc. (a)	15,509	122,211
Prestige Brands Holdings, Inc. (a)	32,948	254,029
Reliv International, Inc.	10,690	71,623
Revlon, Inc. Class A (sub. vtg.) (a)	149,994	152,994
Schiff Nutrition International, Inc.	11,731	71,207
USANA Health Sciences, Inc. (a)(d)	10,065	313,827
		11,359,887
Tobacco - 0.3%
Alliance One International, Inc. (a)	93,273	457,038
Loews Corp. - Carolina Group	105,583	7,949,344
Star Scientific, Inc. (a)	42,163	78,423

	Shares	Value
Universal Corp.	26,078	$ 1,484,099
Vector Group Ltd. (d)	41,933	770,729
		10,739,633
TOTAL CONSUMER STAPLES		94,577,074
ENERGY - 10.1%
Energy Equipment & Services - 2.9%
Allis-Chalmers Energy, Inc. (a)(d)	28,164	355,430
Atwood Oceanics, Inc. (a)	24,867	2,314,869
Basic Energy Services, Inc. (a)(d)	28,570	604,541
Bolt Technology Corp. (a)(d)	9,622	167,327
Boots & Coots/International Well Control, Inc. (a)	49,367	74,051
Bristow Group, Inc. (a)	20,474	1,080,208
Bronco Drilling Co., Inc. (a)(d)	30,147	476,624
Cal Dive International, Inc. (a)	35,768	372,703
Carbo Ceramics, Inc. (d)	20,529	758,341
Complete Production Services, Inc. (a)	39,606	769,149
Dawson Geophysical Co. (a)	7,711	507,924
Diamond Offshore Drilling, Inc.	61,585	7,441,316
Dresser-Rand Group, Inc. (a)	81,892	2,790,060
Dril-Quip, Inc. (a)	26,797	1,253,564
ENGlobal Corp. (a)(d)	20,365	188,173
Exterran Holdings, Inc. (a)(d)	63,489	4,422,009
FMC Technologies, Inc. (a)	124,320	7,043,971
Global Industries Ltd. (a)	83,764	1,542,095
Grant Prideco, Inc. (a)	121,336	6,123,828
Grey Wolf, Inc. (a)	170,607	1,057,763
Gulf Island Fabrication, Inc.	13,541	394,991
Gulfmark Offshore, Inc. (a)	18,266	925,356
Helix Energy Solutions Group, Inc. (a)	76,747	2,703,029
Helmerich & Payne, Inc.	85,459	3,831,127
Hercules Offshore, Inc. (a)(d)	84,797	2,148,756
Hornbeck Offshore Services, Inc. (a)(d)	22,809	1,024,808
ION Geophysical Corp. (a)	63,629	845,629
Key Energy Services, Inc. (a)	119,800	1,618,498
Lufkin Industries, Inc.	15,225	870,261
Matrix Service Co. (a)	23,240	472,702
Mitcham Industries, Inc. (a)	14,875	262,544
NATCO Group, Inc. Class A (a)	13,766	655,950
Natural Gas Services Group, Inc. (a)	16,146	361,670
Newpark Resources, Inc. (a)	84,907	376,138
Oceaneering International, Inc. (a)	50,545	3,032,700
Oil States International, Inc. (a)	47,754	2,013,309
Omni Energy Services Corp. (a)(d)	11,673	47,626
OYO Geospace Corp. (a)	5,097	245,370
Parker Drilling Co. (a)	119,867	794,718
Particle Drilling Technologies, Inc. (a)	18,049	35,196
Patterson-UTI Energy, Inc.	146,777	3,483,018
PHI, Inc. (non-vtg.) (a)	12,064	365,057
Pioneer Drilling Co. (a)	49,528	664,170
Pride International, Inc. (a)	155,116	5,497,311
Royale Energy, Inc.	5,582	19,370
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
RPC, Inc. (d)	46,402	$ 611,114
SEACOR Holdings, Inc. (a)	27,260	2,616,687
Sulphco, Inc. (a)(d)	45,227	190,406
Superior Energy Services, Inc. (a)	77,857	3,168,001
Superior Offshore International, Inc. (d)	11,981	46,846
Superior Well Services, Inc. (a)	16,970	438,675
T-3 Energy Services, Inc. (a)	12,234	603,993
TETRA Technologies, Inc. (a)	75,099	1,290,201
TGC Industries, Inc.	12,744	101,442
Tidewater, Inc.	52,328	2,938,217
Trico Marine Services, Inc. (a)(d)	12,275	485,108
Union Drilling, Inc. (a)	22,965	459,759
Unit Corp. (a)	43,552	2,401,893
W-H Energy Services, Inc. (a)	29,097	1,829,328
		89,214,920
Oil, Gas & Consumable Fuels - 7.2%
Abraxas Petroleum Corp. (a)	50,751	190,316
Adams Resources & Energy, Inc.	12,021	297,520
Alliance Holdings GP, LP	13,326	307,964
Alliance Resource Partners LP	22,557	855,361
Alon USA Energy, Inc.	26,000	407,940
Alpha Natural Resources, Inc. (a)	69,639	2,823,165
American Oil & Gas, Inc. NV (a)	44,073	211,550
APCO Argentina, Inc. (d)	10,824	205,440
Arch Coal, Inc.	136,854	6,991,871
Arena Resources, Inc. (a)	34,093	1,380,085
Arlington Tankers Ltd. (d)	22,423	450,702
Atlas America, Inc.	25,272	1,528,198
Atlas Energy Resources LLC (d)	12,138	403,953
Atlas Pipeline Partners, LP	34,131	1,512,003
ATP Oil & Gas Corp. (a)	29,925	1,054,856
Aurora Oil & Gas Corp. (a)	68,197	45,010
Aventine Renewable Energy Holdings, Inc. (a)(d)	36,127	232,297
Barnwell Industries, Inc.	3,174	34,438
Berry Petroleum Co. Class A	34,508	1,418,624
Bill Barrett Corp. (a)(d)	27,114	1,256,463
Boardwalk Pipeline Partners, LP	28,197	668,833
Bois d'Arc Energy LLC (a)	20,456	439,190
BP Prudhoe Bay Royalty Trust (d)	26,130	2,256,326
BPZ Energy, Inc. (a)(d)	56,851	896,540
Brigham Exploration Co. (a)	55,937	436,868
Buckeye GP Holdings LP	13,298	373,009
Buckeye Partners LP	43,206	2,120,550
Cabot Oil & Gas Corp.	92,369	4,595,358
Callon Petroleum Co. (a)	25,157	463,895
Calumet Specialty Products Partners LP	13,761	415,169
Cano Petroleum, Inc. (a)	34,480	225,844
Carrizo Oil & Gas, Inc. (a)	25,987	1,500,749
Cheniere Energy, Inc. (a)(d)	47,896	1,404,790
Cimarex Energy Co.	90,607	4,774,989

	Shares	Value
Clayton Williams Energy, Inc. (a)	4,863	$ 184,065
Clean Energy Fuels Corp.	24,801	378,959
CNX Gas Corp. (a)	31,667	1,159,646
Comstock Resources, Inc. (a)	41,994	1,524,382
Concho Resources, Inc.	30,109	701,540
Contango Oil & Gas Co. (a)	14,632	940,838
Continental Resources, Inc.	41,754	1,172,452
Copano Energy LLC	40,963	1,493,101
CREDO Petroleum Corp. (a)	9,108	96,089
Cross Timbers Royalty Trust	7,215	339,249
Crosstex Energy LP	21,913	692,670
Crosstex Energy, Inc.	57,629	2,060,237
CVR Energy, Inc. (d)	25,707	722,367
DCP Midstream Partners LP	11,428	414,379
Delek US Holdings, Inc.	23,193	365,986
Delta Petroleum Corp. (a)(d)	68,419	1,639,319
Denbury Resources, Inc. (a)	233,778	7,455,180
Dorchester Minerals LP	21,735	462,521
Double Eagle Petroleum Co. (a)(d)	8,444	142,872
Double Hull Tankers, Inc. (d)	44,800	504,000
Edge Petroleum Corp. (a)(d)	51,074	245,155
El Paso Pipeline Partners LP	19,533	457,854
Enbridge Energy Management LLC	11,717	612,799
Enbridge Energy Partners LP	47,047	2,351,409
Encore Acquisition Co. (a)	47,839	1,760,475
Endeavor International Corp. (a)	74,100	96,330
Energy Partners Ltd. (a)	39,100	420,716
Energy Transfer Equity LP	123,518	4,108,209
Energy Transfer Partners LP	86,259	4,133,531
Enterprise GP Holdings LP	6,986	219,500
Enterprise Products Partners LP	261,146	8,087,692
Evergreen Energy, Inc. (a)(d)	63,376	136,258
EXCO Resources, Inc. (a)(d)	84,626	1,468,261
Forest Oil Corp. (a)	73,137	3,607,848
Foundation Coal Holdings, Inc.	44,020	2,543,035
Frontier Oil Corp.	110,125	3,932,564
FX Energy, Inc. (a)(d)	47,522	222,878
Gasco Energy, Inc. (a)	60,806	158,096
General Maritime Corp. (d)	25,371	597,233
Genesis Energy LP	11,331	243,617
Geomet, Inc. (a)	18,693	112,158
Global Partners LP	5,000	136,600
GMX Resources, Inc. (a)(d)	12,141	351,968
Goodrich Petroleum Corp. (a)(d)	24,674	595,384
Green Plains Renewable Energy, Inc. (a)	3,244	28,872
Gulfport Energy Corp. (a)	28,010	404,464
Harvest Natural Resources, Inc. (a)	43,807	537,074
Hiland Partners LP	2,430	123,177
HKN, Inc. (a)	2,038	17,710
Holly Corp.	48,622	2,595,929
Holly Energy Partners LP	8,815	362,120
Houston American Energy Corp. (a)	20,000	85,400
Hugoton Royalty Trust	36,266	1,024,515
Hyperdynamics Corp. (a)(d)	30,744	43,964
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Inergy Holdings LP	5,264	$ 232,669
Inergy LP	40,677	1,188,175
Infinity Energy Resources, Inc. (a)	5,988	2,635
International Coal Group, Inc. (a)(d)	118,649	737,997
James River Coal Co. (a)(d)	25,621	433,764
K-Sea Transn Partners LP	4,670	168,727
Kinder Morgan Energy Partners LP	143,719	8,258,094
Kinder Morgan Management LLC	69,275	3,776,180
Linn Energy LLC (d)	111,489	2,541,949
Magellan Midstream Holdings LP	20,924	538,165
Magellan Midstream Partners LP	64,229	2,781,758
Mariner Energy, Inc. (a)	78,647	2,180,881
Markwest Energy Partners LP	48,671	1,679,150
Martin Midstream Partners LP	4,000	135,480
Massey Energy Co.	74,945	2,867,396
McMoRan Exploration Co. (a)(d)	44,749	751,783
Meridian Resource Corp. (a)	58,885	91,272
National Energy Group, Inc.	5,079	19,910
Natural Resource Partners LP	30,154	967,340
Newfield Exploration Co. (a)	115,724	6,408,795
NGAS Resources, Inc. (a)	16,181	98,866
NuStar Energy LP	37,200	1,986,852
NuStar GP Holdings LLC	38,770	1,052,218
ONEOK Partners LP	46,451	2,881,356
Overseas Shipholding Group, Inc.	26,557	1,665,655
Pacific Ethanol, Inc. (a)(d)	36,225	179,676
Panhandle Royalty Co. Class A	14,442	440,914
Parallel Petroleum Corp. (a)	42,415	783,829
Patriot Coal Corp. (a)(d)	24,300	1,304,910
Penn Virginia Corp.	36,050	1,534,288
Penn Virginia Resource Partners LP	21,949	586,916
Petrohawk Energy Corp. (a)	162,963	2,946,371
Petroleum Development Corp. (a)	16,425	1,145,808
Petroquest Energy, Inc. (a)	42,033	662,440
Pioneer Natural Resources Co.	114,272	5,118,243
Plains Exploration & Production Co. (a)	106,065	5,727,510
PrimeEnergy Corp. (a)	1,965	106,169
Quest Resource Corp. (a)	39,088	277,525
Quicksilver Resources, Inc. (a)	101,080	3,477,152
Regency Energy Partners LP	34,050	1,009,923
Rentech, Inc. (a)	183,018	230,603
Rio Vista Energy Partners LP	601	8,877
Rosetta Resources, Inc. (a)	54,725	1,119,674
SandRidge Energy, Inc. (d)	31,403	1,182,009
Semgroup Energy Partners LP	14,471	360,762
Ship Finance International Ltd. (NY Shares)	42,149	1,089,130
Southwestern Energy Co. (a)	162,336	10,589,177
St. Mary Land & Exploration Co.	58,980	2,175,182
Stone Energy Corp. (a)	30,129	1,529,348
Sunoco Logistics Partners LP	12,042	644,247

	Shares	Value
Swift Energy Co. (a)	28,385	$ 1,354,816
Syntroleum Corp. (a)	20,072	14,050
Targa Resources Partners LP	28,670	694,961
TC Pipelines LP	15,262	521,503
Teekay Corp. (d)	38,861	1,670,246
Teekay LNG Partners LP	13,806	414,870
TEPPCO Partners LP	65,298	2,465,652
Toreador Resources Corp. (a)(d)	15,374	144,208
Transmeridian Exploration, Inc. (a)(d)	56,402	70,503
Tri-Valley Corp. (a)(d)	35,638	226,301
TXCO Resources, Inc. (a)(d)	41,042	571,305
Ultra Petroleum Corp. (a)	146,204	11,472,628
Uranerz Energy Corp. (a)(d)	28,590	80,052
Uranium Resources, Inc. (a)(d)	45,900	435,132
US BioEnergy Corp. (a)	56,461	413,859
USEC, Inc. (a)(d)	97,873	624,430
Vaalco Energy, Inc. (a)	54,892	244,818
Venoco, Inc. (a)	21,009	274,378
VeraSun Energy Corp. (a)(d)	62,589	565,805
Verenium Corp. (a)(d)	47,369	141,633
W&T Offshore, Inc.	29,480	1,045,950
Warren Resources, Inc. (a)	58,208	778,823
Western Refining, Inc. (d)	39,393	784,709
Westmoreland Coal Co. (a)	7,132	113,969
Whiting Petroleum Corp. (a)	40,981	2,508,857
Williams Partners LP	30,931	1,148,468
World Fuel Services Corp.	28,500	891,480
		223,803,669
TOTAL ENERGY		313,018,589
FINANCIALS - 21.7%
Capital Markets - 2.0%
Affiliated Managers Group, Inc. (a)(d)	26,470	2,550,385
AllianceBernstein Holding LP	24,650	1,529,533
BlackRock, Inc. Class A	19,177	3,705,955
Calamos Asset Management, Inc. Class A	22,301	410,115
Cohen & Steers, Inc. (d)	16,556	416,880
Cowen Group, Inc. (a)	23,319	174,893
Diamond Hill Investment Group, Inc. (a)	2,300	179,975
Eaton Vance Corp. (non-vtg.)	118,842	3,785,118
Epoch Holding Corp.	16,336	183,127
Evercore Partners, Inc. Class A	13,116	257,598
FBR Capital Markets Corp. (d)	34,623	242,015
FCStone Group, Inc.	16,550	771,892
FirstCity Financial Corp. (a)	5,260	46,341
Fortress Investment Group LLC (d)	35,000	490,000
GAMCO Investors, Inc. Class A	5,578	312,480
GFI Group, Inc. (a)	14,892	1,139,983
GLG Partners, Inc. (a)(d)	223,700	2,910,337
Greenhill & Co., Inc.	12,078	785,191
HFF, Inc.	16,711	122,325
International Assets Holding Corp. (a)(d)	2,986	79,756
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Invesco Ltd.	397,425	$ 10,178,054
Investment Technology Group, Inc. (a)	42,784	1,992,879
Jefferies Group, Inc.	100,404	1,782,171
JMP Group, Inc.	1,543	10,816
KBW, Inc. (a)(d)	27,796	596,780
Knight Capital Group, Inc. Class A (a)	100,327	1,608,242
LaBranche & Co., Inc. (a)(d)	67,729	314,263
Ladenburg Thalmann Financial Services, Inc. (a)(d)	96,420	169,699
Lazard Ltd. Class A	47,916	1,829,912
MCF Corp. (a)	10,677	53,599
MF Global Ltd.	91,946	1,613,652
National Holdings Corp. (a)	1,000	2,160
Och-Ziff Capital Management Group LLC Class A (d)	35,000	809,900
optionsXpress Holdings, Inc.	47,759	1,106,098
Penson Worldwide, Inc. (a)	16,747	171,154
Piper Jaffray Companies (a)	18,377	711,741
Raymond James Financial, Inc.	91,338	2,052,365
Riskmetrics Group, Inc.	13,000	280,800
Sanders Morris Harris Group, Inc. (d)	20,371	181,913
SEI Investments Co.	136,856	3,422,769
Siebert Financial Corp.	7,668	25,228
Stifel Financial Corp. (a)	13,786	600,932
SWS Group, Inc.	36,320	413,685
TD Ameritrade Holding Corp. (a)(d)	225,785	4,131,866
The Blackstone Group LP	136,966	2,259,939
Thomas Weisel Partners Group, Inc. (a)	28,776	253,229
TradeStation Group, Inc. (a)	36,944	354,662
U.S. Global Investments, Inc. Class A (d)	17,919	301,935
W.P. Carey & Co. LLC	25,325	823,316
W.P. Stewart & Co. Ltd. (d)	19,230	38,460
Waddell & Reed Financial, Inc. Class A	88,768	2,781,989
Westwood Holdings Group, Inc.	3,071	108,898
		61,077,005
Commercial Banks - 3.6%
1st Source Corp.	14,667	256,086
Abigail Adams National Bancorp, Inc.	3,050	31,629
Abington Bancorp, Inc.	16,672	167,220
Amcore Financial, Inc.	18,595	361,115
American National Bankshares, Inc.	2,434	53,986
AmericanWest Bancorp	13,795	121,810
Ameris Bancorp	15,734	223,737
AmeriServ Financial, Inc. (a)	8,597	24,931
Ames National Corp. (d)	14,284	272,110
Arrow Financial Corp.	6,308	131,333
Associated Banc-Corp.	110,783	2,760,712
BancFirst Corp.	10,580	445,735
Bancorp, Inc., Delaware (a)	13,627	155,893
BancorpSouth, Inc.	73,818	1,659,429
BancTrust Financial Group, Inc.	10,257	112,724

	Shares	Value
Bank of Florida Corp. (a)	9,353	$ 87,544
Bank of Granite Corp.	16,693	199,314
Bank of Hawaii Corp.	40,866	1,962,385
Bank of Marin Bancorp	4,442	133,260
Bank of the Ozarks, Inc.	12,728	301,017
Banner Corp. (d)	18,057	391,115
Bar Harbor Bankshares	2,569	79,511
BOK Financial Corp.	23,857	1,233,884
Boston Private Financial Holdings, Inc.	38,883	535,419
Bryn Mawr Bank Corp.	2,058	40,337
Cadence Financial Corp.	15,524	237,983
Camden National Corp.	7,896	250,540
Capital Bank Corp.	4,787	48,061
Capital City Bank Group, Inc. (d)	14,530	391,002
Capital Corp. of the West	13,704	188,430
Capitol Bancorp Ltd. (d)	14,433	268,742
Cardinal Financial Corp.	17,899	142,297
Cascade Bancorp (d)	24,935	253,340
Cascade Financial Corp.	13,915	176,164
Cathay General Bancorp (d)	48,497	1,063,054
Centennial Bank Holdings, Inc., Delaware (a)	46,113	273,450
Center Bancorp, Inc.	10,005	111,556
Center Financial Corp., California	17,368	168,991
Central Pacific Financial Corp.	27,843	514,817
Century Bancorp, Inc. Class A (non-vtg.)	2,001	41,021
Chemical Financial Corp.	27,387	608,539
Citizens & Northern Corp.	6,760	135,268
Citizens Banking Corp., Michigan	70,265	782,049
Citizens Financial Services, Inc.	1,530	33,660
City Bank Lynnwood, Washington	16,408	302,564
City Holding Co.	20,606	767,367
City National Corp.	37,187	1,905,834
CoBiz, Inc.	19,397	238,389
Colonial Bancgroup, Inc. (d)	150,334	1,816,035
Colony Bankcorp, Inc.	4,000	52,000
Columbia Bancorp, Oregon	11,500	163,875
Columbia Banking Systems, Inc.	19,684	454,504
Commerce Bancshares, Inc.	63,660	2,651,439
Community Bancorp (a)	12,885	158,486
Community Bank System, Inc.	31,014	685,409
Community Bankshares, Inc., South Carolina	3,531	44,491
Community Capital Corp.	2,185	33,758
Community Trust Bancorp, Inc.	18,280	494,474
Cullen/Frost Bankers, Inc.	56,127	2,869,212
CVB Financial Corp. (d)	78,714	723,382
Dearborn Bancorp, Inc. (a)	11,262	78,721
East West Bancorp, Inc.	56,972	1,071,643
Eastern Virgina Bankshares, Inc.	3,012	52,620
Enterprise Financial Services Corp. (d)	14,184	283,822
EuroBancshares, Inc. (a)(d)	10,674	69,701
Fidelity Southern Corp.	4,918	39,098
Financial Institutions, Inc.	5,570	103,101
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
First Bancorp, North Carolina	17,078	$ 302,451
First Bancorp, Puerto Rico (d)	72,615	656,440
First Charter Corp.	35,619	862,336
First Citizen Bancshares, Inc.	5,650	803,374
First Commonwealth Financial Corp. (d)	70,953	750,683
First Community Bancorp, California	26,823	764,456
First Community Bancshares, Inc.	12,000	379,800
First Financial Bancorp, Ohio	38,308	443,990
First Financial Bankshares, Inc.	18,789	711,539
First Financial Corp., Indiana	10,060	264,075
First M&F Corp.	1,684	25,614
First Mariner Bancorp, Inc. (a)	999	6,284
First Merchants Corp.	17,779	480,211
First Midwest Bancorp, Inc., Delaware	56,884	1,481,828
First of Long Island Corp.	1,872	35,063
First Regional Bancorp (a)	14,196	227,278
First Security Group, Inc.	10,700	97,049
First South Bancorp, Inc., Virginia (d)	5,916	116,427
First State Bancorp.	23,559	279,881
First United Corp.	5,930	115,042
Firstbank Corp., Michigan	7,615	103,107
FirstMerit Corp.	72,227	1,355,701
FNB Corp., North Carolina	14,866	172,446
FNB Corp., Pennsylvania (d)	60,834	834,034
Frontier Financial Corp., Washington (d)	43,151	646,402
Fulton Financial Corp.	155,361	1,806,848
Gateway Financial Holdings, Inc.	10,000	114,500
GB&T Bancshares, Inc.	15,000	133,500
German American Bancorp, Inc.	17,151	215,931
Glacier Bancorp, Inc. (d)	50,207	863,058
Great Southern Bancorp, Inc. (d)	12,120	217,554
Greater Community Bancorp	4,530	69,354
Green Bankshares, Inc.	14,985	273,027
Hancock Holding Co.	26,898	996,302
Hanmi Financial Corp.	48,770	372,115
Harleysville National Corp., Pennsylvania	41,652	553,555
Harrington West Financial Group, Inc.	4,000	41,680
Hawthorn Bancshares, Inc.	5,406	147,314
Heartland Financial USA, Inc.	14,000	248,920
Heritage Commerce Corp.	8,124	133,884
Heritage Financial Corp., Washington	4,130	80,907
Home Bancshares, Inc.	16,000	319,680
Horizon Financial Corp.	17,153	219,558
IBERIABANK Corp.	10,577	470,359
Independent Bank Corp., Massachusetts	19,105	505,709
Independent Bank Corp., Michigan	20,910	204,082
Integra Bank Corp.	19,801	281,372
International Bancshares Corp.	65,941	1,429,601
Intervest Bancshares Corp. Class A	9,743	129,582
Irwin Financial Corp.	23,780	178,588
Lakeland Bancorp, Inc.	15,435	171,946

	Shares	Value
Lakeland Financial Corp.	10,412	$ 212,405
Leesport Financial Corp.	2,051	36,405
Macatawa Bank Corp. (d)	20,513	189,130
MainSource Financial Group, Inc.	21,369	280,148
MB Financial, Inc.	36,946	1,062,936
MBT Financial Corp. (d)	10,000	84,500
Mercantile Bancorp, Inc., Illinois (d)	5,364	97,625
Mercantile Bank Corp.	8,789	118,652
Merchants Bancshares, Inc.	6,649	153,326
Metrocorp Bancshares, Inc.	4,282	57,764
Midsouth Bancorp, Inc.	3,481	76,930
Midwest Banc Holdings, Inc. (d)	27,414	281,542
MidWestOne Financial Group, Inc.	3,499	57,244
Nara Bancorp, Inc.	25,509	279,579
National Penn Bancshares, Inc. (d)	86,164	1,379,486
NBT Bancorp, Inc.	33,577	643,671
NewBridge Bancorp	11,690	112,692
Nexity Financial Corp. (a)	5,000	37,900
North Valley Bancorp	11,383	146,955
Northern States Financial Corp.	2,836	59,840
Northfield Bancorp, Inc. (a)(d)	15,481	158,525
Northrim Bancorp, Inc.	1,031	22,208
Ohio Valley Banc Corp.	6,000	150,000
Old National Bancorp, Indiana	67,448	1,046,793
Old Second Bancorp, Inc.	20,047	516,411
Omega Financial Corp.	15,941	438,537
Oriental Financial Group, Inc.	29,839	621,248
PAB Bankshares, Inc.	7,746	91,558
Pacific Capital Bancorp (d)	46,823	980,942
Pacific Mercantile Bancorp	7,285	71,320
Park National Corp. (d)	16,668	1,008,414
Peapack-Gladstone Financial Corp.	4,448	114,180
Pennsylvania Communication Bancorp, Inc. (a)	3,180	84,238
Peoples Bancorp, Inc.	11,922	258,946
Peoples Financial Corp., Mississippi	4,312	104,566
Pinnacle Financial Partners, Inc. (a)(d)	14,923	342,334
Popular, Inc.	232,248	2,564,018
Preferred Bank, Los Angeles California	10,547	193,221
PremierWest Bancorp (d)	18,613	201,393
Princeton National Bancorp, Inc.	2,512	68,326
PrivateBancorp, Inc. (d)	22,387	673,625
Prosperity Bancshares, Inc. (d)	41,637	1,099,217
Provident Bankshares Corp.	45,394	577,866
QCR Holdings, Inc.	4,300	68,972
Renasant Corp.	26,369	555,331
Republic Bancorp, Inc., Kentucky Class A	17,002	278,153
Republic First Bancorp, Inc.	7,220	44,764
Royal Bancshares of Pennsylvania, Inc. Class A (d)	6,704	89,498
Royal Bank of Canada	5,130	257,477
S&T Bancorp, Inc. (d)	28,241	800,632
S.Y. Bancorp, Inc.	10,778	236,793
Sandy Spring Bancorp, Inc.	14,316	389,538
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Santander Bancorp	4,969	$ 57,690
Savannah Bancorp, Inc.	3,956	62,347
SCBT Financial Corp.	8,400	251,244
Seacoast Banking Corp., Florida (d)	17,060	170,600
Security Bank Corp., Georgia (d)	18,190	123,328
Shore Bancshares, Inc.	5,814	122,327
Sierra Bancorp (d)	13,100	293,047
Signature Bank, New York (a)	26,946	714,069
Simmons First National Corp. Class A	9,580	244,769
Smithtown Bancorp, Inc.	10,655	220,026
South Financial Group, Inc.	74,749	1,078,628
Southside Bancshares, Inc.	14,702	305,361
Southwest Bancorp, Inc., Oklahoma	17,075	276,444
Southwest Georgia Financial Corp.	835	14,821
State Bancorp, Inc., New York	5,592	72,528
StellarOne Corp. (d)	20,357	352,176
Sterling Bancorp, New York	25,378	357,322
Sterling Bancshares, Inc.	80,143	746,131
Sterling Financial Corp., Pennsylvania	21,909	366,538
Sterling Financial Corp., Washington	44,886	668,353
Suffolk Bancorp (d)	13,174	393,507
Summit Financial Group, Inc.	1,800	26,154
Sun Bancorp, Inc., New Jersey	23,997	306,202
Superior Bancorp (a)(d)	57,206	298,615
Susquehanna Bancshares, Inc., Pennsylvania	107,746	2,143,068
SVB Financial Group (a)	32,531	1,473,654
Synovus Financial Corp. (d)	255,000	2,940,150
Taylor Capital Group, Inc.	10,172	165,804
TCF Financial Corp.	116,806	2,173,760
Temecula Valley Bancorp, Inc.	12,685	129,387
Tennessee Commerce Bancorp, Inc. (a)(d)	4,775	104,143
Texas Capital Bancshares, Inc. (a)	26,602	397,966
TIB Financial Corp.	6,654	46,312
Tompkins Financial Corp.	6,989	307,865
Trico Bancshares	12,477	210,487
Trustmark Corp.	54,098	1,068,976
UCBH Holdings, Inc. (d)	101,194	1,142,480
UMB Financial Corp.	31,832	1,218,529
Umpqua Holdings Corp. (d)	58,360	826,961
Union Bankshares Corp.	11,934	208,726
UnionBanCal Corp.	51,531	2,399,799
United Bankshares, Inc., West Virginia	43,252	1,136,230
United Community Banks, Inc., Georgia	45,669	650,327
United Security Bancshares, California (d)	6,270	84,018
Univest Corp. of Pennsylvania (d)	14,500	296,815
Valley National Bancorp	110,948	2,072,509
Vineyard National Bancorp (d)	15,384	138,610
Virginia Commerce Bancorp, Inc. (d)	16,530	166,622
W Holding Co., Inc. (d)	130,070	170,392

	Shares	Value
Washington Banking Co., Oak Harbor	4,700	$ 68,714
Washington Trust Bancorp, Inc.	16,161	373,642
Webster Financial Corp.	50,438	1,410,751
WesBanco, Inc.	30,295	705,571
West Bancorp., Inc.	13,500	172,260
West Coast Bancorp, Oregon	15,866	237,990
Westamerica Bancorp. (d)	26,229	1,241,419
Western Alliance Bancorp. (a)(d)	21,702	259,990
Whitney Holding Corp.	81,558	1,958,208
Wilmington Trust Corp., Delaware	59,049	1,818,709
Wilshire Bancorp, Inc.	23,616	167,201
Wintrust Financial Corp.	23,488	792,720
		112,466,328
Consumer Finance - 0.2%
Advance America Cash Advance Centers, Inc.	55,072	409,185
Advanta Corp. Class B	39,251	303,018
AmeriCredit Corp. (a)(d)	102,412	1,472,685
Cash America International, Inc.	28,584	924,978
Cash Systems, Inc. (a)	14,761	59,339
CompuCredit Corp. (a)(d)	28,435	295,155
Consumer Portfolio Services, Inc. (a)	11,918	37,423
Credit Acceptance Corp. (a)(d)	5,307	80,560
Dollar Financial Corp. (a)	26,308	591,141
EZCORP, Inc. (non-vtg.) Class A (a)	37,119	435,406
First Cash Financial Services, Inc. (a)	24,985	233,610
First Marblehead Corp. (d)	55,188	663,912
Nelnet, Inc. Class A	21,679	236,301
QC Holdings, Inc. (d)	10,421	85,556
Rewards Network, Inc. (a)	22,487	103,440
Student Loan Corp.	3,846	424,983
United Panam Financial Corp. (a)(d)	5,347	20,853
World Acceptance Corp. (a)(d)	13,975	424,561
		6,802,106
Diversified Financial Services - 0.5%
Ampal-American Israel Corp. Class A (a)(d)	4,585	29,573
Asset Acceptance Capital Corp.	17,141	167,125
Asta Funding, Inc. (d)	11,285	182,591
Broadpoint Securities Group, Inc. (a)	2,377	3,803
California First National Bancorp	4,060	42,630
Catskill Litigation Trust (a)	1,036	0
Encore Capital Group, Inc. (a)(d)	26,184	193,238
Financial Federal Corp.	24,580	529,699
Interactive Brokers Group, Inc. (d)	39,054	1,213,408
KKR Financial Holdings LLC	104,300	1,500,877
MarketAxess Holdings, Inc. (a)	34,888	326,901
Marlin Business Services Corp. (a)	7,748	73,761
Medallion Financial Corp.	18,998	188,270
MicroFinancial, Inc.	5,166	27,896
MSCI, Inc. Class A	13,057	388,185
NCP Litigation Trust (a)	200	10
NewStar Financial, Inc. (a)	37,643	222,847
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - continued
NYMEX Holdings, Inc.	58,184	$ 5,747,997
PICO Holdings, Inc. (a)	18,144	620,162
Portfolio Recovery Associates, Inc. (d)	15,839	578,440
Primus Guaranty Ltd. (a)(d)	21,499	89,866
Resource America, Inc. Class A	15,458	184,723
The NASDAQ Stock Market, Inc. (a)	100,268	4,162,125
		16,474,127
Insurance - 8.5%
21st Century Holding Co.	1,797	23,469
Affirmative Insurance Holdings, Inc.	11,382	101,527
Alfa Corp.	40,352	878,463
Alleghany Corp.	4,765	1,720,165
Allied World Assurance Co. Holdings Ltd.	30,660	1,335,243
Amcomp, Inc. (a)	11,074	135,657
American Equity Investment Life Holding Co.	46,590	444,935
American Financial Group, Inc.	62,689	1,621,764
American Independence Corp. (a)	3,087	24,696
American National Insurance Co.	12,213	1,385,565
American Physicians Capital, Inc.	12,727	561,643
American Safety Insurance Group Ltd. (a)	9,346	178,976
Amerisafe, Inc. (a)	18,790	247,089
Amtrust Financial Services, Inc.	22,034	367,968
Arch Capital Group Ltd. (a)	42,907	2,938,271
Argo Group International Holdings, Ltd. (a)	29,589	1,107,220
Arthur J. Gallagher & Co.	89,404	2,109,934
Aspen Insurance Holdings Ltd.	68,174	1,972,956
Assured Guaranty Ltd.	54,953	1,409,544
Atlantic American Corp. (a)	10,720	16,616
Axis Capital Holdings Ltd.	126,519	4,664,756
Baldwin & Lyons, Inc. Class B	9,944	242,236
Berkshire Hathaway, Inc. Class A (a)(d)	991	138,739,938
Brooke Corp.	8,106	48,717
Brown & Brown, Inc.	108,309	1,931,149
CastlePoint Holdings Ltd.	30,600	386,478
Citizens, Inc. Class A (a)(d)	10,666	60,263
CNA Financial Corp.	35,859	955,642
CNA Surety Corp. (a)	12,254	172,904
Commerce Group, Inc., Massachusetts	54,470	1,973,993
Conseco, Inc. (a)	175,344	2,056,785
Crawford & Co. Class B (a)	11,783	48,546
CRM Holdings Ltd. (a)	9,636	61,863
Darwin Professional Underwriters, Inc. (a)	10,000	209,400
Delphi Financial Group, Inc. Class A	39,220	1,182,875
Donegal Group, Inc. Class A	5,200	84,864
Eastern Insurance Holdings, Inc.	11,883	194,406
eHealth, Inc. (a)(d)	11,884	291,039
EMC Insurance Group	12,011	265,683

	Shares	Value
Employers Holdings, Inc.	50,840	$ 871,906
Endurance Specialty Holdings Ltd.	51,346	2,017,898
Enstar Group Ltd. (a)(d)	5,222	511,704
Erie Indemnity Co. Class A	48,343	2,385,727
Everest Re Group Ltd.	57,919	5,611,193
FBL Financial Group, Inc. Class A	15,302	450,032
Fidelity National Financial, Inc. Class A	207,094	3,646,925
First Acceptance Corp. (a)	24,679	80,454
First Mercury Financial Corp. (a)	17,374	285,802
Flagstone Reinsurance Holdings Ltd.	30,365	388,368
FPIC Insurance Group, Inc. (a)	11,078	483,776
Gainsco, Inc. (a)	196	657
Greenlight Capital Re, Ltd.	1,100	20,900
Hallmark Financial Services, Inc. (a)	12,591	148,322
Hanover Insurance Group, Inc.	47,150	2,059,984
Harleysville Group, Inc.	16,469	553,029
HCC Insurance Holdings, Inc.	106,664	2,566,336
Hilb Rogal & Hobbs Co.	36,013	1,102,718
Hilltop Holdings, Inc. (a)	54,151	562,087
Horace Mann Educators Corp.	38,802	674,379
Independence Holding Co.	5,623	61,853
Infinity Property & Casualty Corp.	16,293	654,490
Insure.com, Inc. (a)	779	3,506
Investors Title Co.	1,641	78,620
IPC Holdings Ltd.	55,628	1,508,631
Kansas City Life Insurance Co.	3,631	150,069
LandAmerica Financial Group, Inc.	17,431	641,809
Life Partners Holdings, Inc. (d)	6,325	95,191
Markel Corp. (a)	9,317	4,330,076
Max Capital Group Ltd.	44,602	1,237,259
Meadowbrook Insurance Group, Inc.	35,338	281,290
Mercer Insurance Group, Inc.	5,069	89,214
Mercury General Corp.	26,466	1,206,850
Montpelier Re Holdings Ltd. (d)	98,862	1,572,894
National Atlantic Holdings Corp. Class A (a)	8,196	48,274
National Financial Partners Corp.	36,735	873,191
National Interstate Corp.	6,658	183,228
National Security Group, Inc.	2,778	42,781
National Western Life Insurance Co. Class A	2,047	364,673
Nationwide Financial Services, Inc. Class A (sub. vtg.)	51,063	2,106,349
Navigators Group, Inc. (a)	12,804	700,763
Nymagic, Inc.	8,426	203,404
OdysseyRe Holdings Corp.	25,213	912,206
Old Republic International Corp.	210,297	2,885,275
OneBeacon Insurance Group Ltd.	29,770	634,101
PartnerRe Ltd.	54,530	4,192,812
Penn Treaty American Corp. (a)	31,965	183,799
Philadelphia Consolidated Holdings Corp. (a)	55,506	1,882,764
Phoenix Companies, Inc.	106,254	1,209,171
Platinum Underwriters Holdings Ltd.	52,605	1,814,873
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
PMA Capital Corp. Class A (a)	37,128	$ 304,450
Presidential Life Corp.	24,226	406,028
ProAssurance Corp. (a)	29,046	1,544,376
ProCentury Corp.	13,119	240,734
Protective Life Corp.	62,936	2,428,700
Reinsurance Group of America, Inc.	29,218	1,598,517
RenaissanceRe Holdings Ltd.	60,415	3,316,784
RLI Corp.	23,173	1,210,326
Safety Insurance Group, Inc.	15,866	588,470
Scottish Re Group Ltd. (a)	72,288	34,698
SCPIE Holding, Inc. (a)	9,553	261,752
SeaBright Insurance Holdings, Inc. (a)	17,523	261,093
Security Capital Assurance Ltd. (d)	30,974	47,080
Selective Insurance Group, Inc.	52,628	1,250,441
Specialty Underwriters' Alliance, Inc. (a)	14,899	74,793
StanCorp Financial Group, Inc.	46,893	2,301,977
State Auto Financial Corp.	13,588	368,778
Stewart Information Services Corp.	15,082	448,991
The First American Corp. (d)	79,938	2,784,241
The Midland Co.	13,229	854,858
Tower Group, Inc.	21,338	606,213
Transatlantic Holdings, Inc.	24,046	1,620,700
Unico American Corp. (a)	2,607	24,767
United America Indemnity Ltd. Class A (a)	21,961	411,988
United Fire & Casualty Co.	21,092	724,510
Unitrin, Inc.	43,264	1,540,198
Universal Insurance Holdings, Inc.	15,000	88,350
Validus Holdings Ltd.	30,700	762,588
W.R. Berkley Corp.	157,341	4,529,847
Wesco Financial Corp.	1,262	490,918
White Mountains Insurance Group Ltd.	6,997	3,452,320
Zenith National Insurance Corp.	31,252	1,065,068
		262,369,405
Real Estate Investment Trusts - 5.2%
Acadia Realty Trust (SBI)	28,024	642,030
Agree Realty Corp.	11,217	314,188
Alesco Financial, Inc. (d)	40,369	115,052
Alexanders, Inc. (a)	2,132	644,823
Alexandria Real Estate Equities, Inc.	26,999	2,478,508
AMB Property Corp. (SBI)	91,422	4,587,556
American Campus Communities, Inc.	30,973	808,395
American Financial Realty Trust (SBI)	136,648	1,056,289
American Land Lease, Inc.	4,333	89,346
Annaly Capital Management, Inc.	432,776	8,954,135
Anthracite Capital, Inc. (d)	68,320	436,565
Anworth Mortgage Asset Corp.	59,448	564,162
Arbor Realty Trust, Inc. (d)	23,691	380,951
Ashford Hospitality Trust, Inc.	115,148	765,734
Associated Estates Realty Corp.	21,535	212,120
BioMed Realty Trust, Inc.	66,324	1,453,822

	Shares	Value
Brandywine Realty Trust (SBI)	79,824	$ 1,336,254
BRE Properties, Inc.	44,728	1,925,988
BRT Realty Trust (d)	3,818	48,107
Camden Property Trust (SBI)	53,528	2,542,045
Capital Trust, Inc. Class A (d)	15,927	439,585
CapitalSource, Inc.	145,796	2,309,409
CaPlease, Inc.	60,502	499,142
Capstead Mortgage Corp.	43,192	743,766
Care Investment Trust, Inc.	4,587	48,989
CBL & Associates Properties, Inc.	63,090	1,473,152
CBRE Realty Finance, Inc.	27,390	135,307
Cedar Shopping Centers, Inc.	56,297	654,171
Chimera Investment Corp.	31,000	513,670
Cogdell Spencer, Inc.	5,912	90,454
Colonial Properties Trust (SBI)	46,133	1,123,800
Corporate Office Properties Trust (SBI)	47,189	1,445,871
Cousins Properties, Inc. (d)	41,230	1,000,240
Crystal River Capital, Inc. (d)	24,451	261,137
DCT Industrial Trust, Inc.	170,310	1,525,978
Deerfield Capital Corp. (d)	37,488	243,297
DiamondRock Hospitality Co.	96,358	1,203,511
Digital Realty Trust, Inc.	56,719	2,036,212
Douglas Emmett, Inc.	95,352	2,020,509
Duke Realty LP	122,941	2,817,808
DuPont Fabros Technology, Inc.	28,900	485,520
EastGroup Properties, Inc.	22,751	965,325
Education Realty Trust, Inc.	50,625	644,963
Entertainment Properties Trust (SBI)	24,968	1,170,250
Equity Lifestyle Properties, Inc.	29,657	1,354,732
Equity One, Inc. (d)	35,230	753,922
Essex Property Trust, Inc.	22,797	2,394,597
Extra Space Storage, Inc.	63,108	951,038
Federal Realty Investment Trust (SBI)	49,460	3,545,293
FelCor Lodging Trust, Inc.	58,847	742,649
Feldman Mall Properties, Inc.	12,239	44,550
First Industrial Realty Trust, Inc. (d)	43,843	1,331,950
First Potomac Realty Trust	32,149	502,489
Franklin Street Properties Corp.	66,177	835,154
Friedman, Billings, Ramsey Group, Inc. Class A	140,622	350,149
Getty Realty Corp.	17,746	476,658
Gladstone Commercial Corp.	10,600	182,956
Glimcher Realty Trust (d)	34,000	394,400
GMH Communities Trust	50,213	449,908
Gramercy Capital Corp.	24,161	493,609
HCP, Inc.	206,564	6,027,538
Health Care REIT, Inc.	81,157	3,340,422
Healthcare Realty Trust, Inc.	46,997	1,118,059
Hersha Hospitality Trust	54,503	489,437
Highwoods Properties, Inc. (SBI)	55,515	1,636,582
Home Properties, Inc.	30,716	1,413,550
Hospitality Properties Trust (SBI)	84,349	3,064,399
HRPT Properties Trust (SBI)	195,558	1,345,439
Inland Real Estate Corp.	85,407	1,190,574
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Investors Real Estate Trust	66,191	$ 620,210
iStar Financial, Inc. (d)	120,220	2,369,536
JER Investments Trust, Inc. (d)	22,756	233,249
Kilroy Realty Corp.	30,274	1,435,896
Kite Realty Group Trust	37,057	468,400
LaSalle Hotel Properties (SBI)	39,161	1,131,753
Lexington Corporate Properties Trust (d)	67,928	982,918
Liberty Property Trust (SBI)	84,250	2,503,068
LTC Properties, Inc.	19,272	465,226
Mack-Cali Realty Corp.	60,915	2,100,958
Maguire Properties, Inc.	37,396	849,637
Medical Properties Trust, Inc.	55,016	659,092
MFA Mortgage Investments, Inc.	138,432	1,323,410
Mid-America Apartment Communities, Inc.	26,924	1,305,545
Mission West Properties, Inc.	23,945	220,294
Monmouth Real Estate Investment Corp. Class A	9,627	77,979
National Health Investors, Inc.	25,658	773,076
National Retail Properties, Inc.	58,141	1,203,519
Nationwide Health Properties, Inc. (d)	83,231	2,524,396
Newcastle Investment Corp. (d)	55,833	600,205
NorthStar Realty Finance Corp. (d)	60,270	535,800
Omega Healthcare Investors, Inc.	63,118	1,070,481
One Liberty Properties, Inc.	12,885	225,488
Origen Financial, Inc.	17,799	51,617
Parkway Properties, Inc.	18,071	646,038
Pennsylvania Real Estate Investment Trust (SBI)	37,341	923,443
PMC Commercial Trust	6,561	68,562
Post Properties, Inc.	41,788	1,757,603
Potlatch Corp.	36,757	1,516,961
PS Business Parks, Inc.	23,174	1,125,098
Quadra Realty Trust, Inc.	14,338	155,567
RAIT Financial Trust (SBI) (d)	59,041	451,664
Ramco-Gershenson Properties Trust (SBI)	16,771	372,652
Rayonier, Inc.	70,403	2,995,648
Realty Income Corp.	93,451	2,150,308
Redwood Trust, Inc. (d)	23,125	772,838
Regency Centers Corp.	61,472	3,648,363
Resource Capital Corp. (d)	20,772	170,746
Saul Centers, Inc.	12,166	564,502
Senior Housing Properties Trust (SBI)	77,620	1,650,977
SL Green Realty Corp.	54,115	4,951,523
Sovran Self Storage, Inc.	30,151	1,162,321
Strategic Hotel & Resorts, Inc.	76,240	1,085,658
Sun Communities, Inc. (d)	23,977	488,651
Sunstone Hotel Investors, Inc.	53,565	838,828
Supertel Hospitality, Inc., Maryland	13,197	79,314
Tanger Factory Outlet Centers, Inc. (d)	28,807	1,022,649
Taubman Centers, Inc.	48,427	2,360,816

	Shares	Value
The Macerich Co.	69,110	$ 4,423,040
Thornburg Mortgage, Inc. (SBI) (d)	123,761	1,101,473
Transcontinental Realty Investors, Inc. (a)	1,497	23,308
U-Store-It Trust	53,157	533,165
UDR, Inc.	130,445	2,915,446
UMH Properties, Inc.	4,453	50,363
Universal Health Realty Income Trust (SBI)	14,027	472,289
Urstadt Biddle Properties, Inc.	5,274	79,848
Urstadt Biddle Properties, Inc. Class A	20,626	302,996
Ventas, Inc.	127,947	5,350,744
Washington (REIT) (SBI)	45,520	1,452,998
Weingarten Realty Investors (SBI)	73,998	2,376,076
Winthrop Realty Trust	50,129	249,642
		161,662,061
Real Estate Management & Development - 0.5%
American Realty Investments, Inc. (a)	1,965	19,296
Brookfield Properties Corp.	200,104	3,729,940
Consolidated-Tomoka Land Co.	4,603	237,055
Forest City Enterprises, Inc. Class A	67,421	2,369,848
Forestar Real Estate Group, Inc. (a)	30,666	747,637
FX Real Estate & Entertainment, Inc. (a)	8,746	49,765
Grubb & Ellis Co.	14,733	97,680
Housevalues, Inc. (a)(d)	9,851	25,711
Jones Lang LaSalle, Inc.	33,530	2,561,357
Meruelo Maddux Properties, Inc.	52,210	221,893
Reis, Inc. (a)	2,805	18,233
Stratus Properties, Inc. (a)(d)	2,986	87,550
Tejon Ranch Co. (a)	15,713	556,240
The St. Joe Co. (d)	71,729	2,757,980
Thomas Properties Group, Inc.	20,837	197,535
United Capital Corp. (a)	2,068	48,598
ZipRealty, Inc. (a)(d)	10,323	58,531
		13,784,849
Thrifts & Mortgage Finance - 1.2%
American Bancorp of New Jersey, Inc.	20,535	220,546
Anchor BanCorp Wisconsin, Inc.	18,340	347,176
Astoria Financial Corp.	76,327	1,997,478
Bank Mutual Corp.	57,255	615,491
BankAtlantic Bancorp, Inc. Class A (non-vtg.)	49,516	225,793
BankFinancial Corp.	29,332	417,101
BankUnited Financial Corp. Class A (d)	33,017	161,123
BCSB Bankcorp, Inc. (a)	4,872	35,468
Beneficial Mutual Bancorp, Inc. (a)(d)	31,000	283,650
Berkshire Bancorp, Inc.	1,110	16,994
Berkshire Hills Bancorp, Inc.	5,489	124,326
Beverly Hills Bancorp, Inc.	10,000	49,500
Brookline Bancorp, Inc., Delaware	72,365	695,428
Camco Financial Corp.	7,852	86,215
Capitol Federal Financial (d)	22,464	779,501
Centerline Holding Co.	50,006	250,030
CFS Bancorp, Inc.	5,521	79,061
Charter Financial Corp., Georgia	8,305	269,913
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Cheviot Financial Corp.	52	$ 528
Citizens First Bancorp, Inc., Delaware	3,754	47,338
Citizens South Banking Corp., Delaware	10,510	107,097
Clayton Holdings, Inc. (a)	6,858	29,695
Clifton Savings Bancorp, Inc.	8,458	83,650
Corus Bankshares, Inc. (d)	41,002	423,551
Dime Community Bancshares, Inc.	32,145	489,247
Doral Financial Corp. (a)(d)	3,449	67,945
Downey Financial Corp. (d)	18,670	488,967
ESB Financial Corp.	7,483	77,075
Farmer Mac Class C (non-vtg.)	12,702	305,356
First Busey Corp. (d)	35,164	657,918
First Clover Leaf Financial Corp.	10,566	106,717
First Defiance Financial Corp.	3,003	58,979
First Federal Bancshares of Arkansas, Inc.	3,747	56,205
First Federal Bankshares, Inc.	2,907	41,890
First Financial Holdings, Inc.	12,293	279,174
First Financial Northwest, Inc. (a)	17,660	175,717
First Financial Service Corp.	745	17,247
First Niagara Financial Group, Inc.	106,080	1,211,434
First Place Financial Corp.	18,173	222,801
FirstFed Financial Corp. (a)(d)	16,531	516,594
Flagstar Bancorp, Inc. (d)	35,396	253,435
Flushing Financial Corp.	25,913	422,382
Franklin Bank Corp. (a)(d)	24,731	94,967
Fremont General Corp. (d)	63,275	62,642
Guaranty Financial Group, Inc. (a)(d)	30,666	401,418
HMN Financial, Inc.	2,852	68,961
Home Federal Bancorp	2,558	59,218
Home Federal Bancorp, Inc.	14,626	166,005
HopFed Bancorp, Inc.	7,731	109,084
Imperial Capital Bancorp, Inc.	5,543	123,941
IndyMac Bancorp, Inc. (d)	89,574	550,880
Jefferson Bancshares, Inc., Tennessee	5,738	61,511
Kearny Financial Corp.	13,844	148,131
Legacy Bancorp, Inc.	18,619	264,204
Lincoln Bancorp	3,496	41,952
LSB Corp.	3,904	66,290
MASSBANK Corp.	6,468	252,252
MutualFirst Financial, Inc.	2,603	35,921
NASB Financial, Inc. (d)	3,384	72,756
New England Bancshares, Inc.	7,230	79,169
New York Community Bancorp, Inc. (d)	304,679	4,975,408
NewAlliance Bancshares, Inc.	99,575	1,133,164
Northeast Community Bancorp, Inc.	8,762	102,954
Northwest Bancorp, Inc. (d)	29,130	769,323
OceanFirst Financial Corp.	4,849	78,263
Ocwen Financial Corp. (a)(d)	28,396	170,376
Oritani Financial Corp. (a)	11,740	129,844
Pamrapo Bancorp, Inc.	2,874	47,967

	Shares	Value
Parkvale Financial Corp.	2,919	$ 81,061
People's United Financial, Inc.	185,737	3,131,526
Peoples Bancorp, Auburn, Indiana	3,388	51,328
Peoples Cmnty Bancorp, Inc.	6,000	41,940
PFF Bancorp, Inc. (d)	20,235	171,390
Provident Financial Holdings, Inc.	3,631	61,364
Provident Financial Services, Inc.	90,068	1,079,915
Provident New York Bancorp (d)	44,295	580,707
Pulaski Financial Corp.	6,450	71,015
PVF Capital Corp.	5,643	60,380
Radian Group, Inc. (d)	70,539	502,238
Rainier Pacific Financial Group, Inc.	3,186	43,234
Riverview Bancorp, Inc.	13,156	140,769
Rockville Financial, Inc.	7,892	89,574
Roma Financial Corp. (d)	10,524	140,495
Rome Bancorp, Inc.	12,337	145,083
TF Financial Corp.	1,778	41,783
TFS Financial Corp.	99,035	1,228,034
The PMI Group, Inc.	73,681	535,661
TierOne Corp.	17,055	250,709
Timberland Bancorp, Inc.	12,774	162,485
Triad Guaranty, Inc. (a)(d)	10,834	63,704
Trustco Bank Corp., New York (d)	69,461	600,838
United Community Financial Corp., Ohio	23,305	129,343
ViewPoint Financial Group	20,326	315,460
Washington Federal, Inc.	85,704	1,945,481
Wauwatosa Holdings, Inc. (a)(d)	7,726	90,858
Westfield Financial, Inc.	16,393	164,258
Willow Financial Bancorp, Inc.	16,430	134,562
WSFS Financial Corp.	9,096	430,696
		35,348,228
TOTAL FINANCIALS		669,984,109
HEALTH CARE - 11.0%
Biotechnology - 3.2%
A.P. Pharma, Inc. (a)	4,452	6,188
Aastrom Biosciences, Inc. (a)	75,401	39,284
Abraxis BioScience, Inc. (a)(d)	5,874	358,138
Acadia Pharmaceuticals, Inc. (a)(d)	42,194	418,564
Acorda Therapeutics, Inc. (a)	31,340	640,590
ADVENTRX Pharmaceuticals, Inc. (a)	46,743	29,916
Affymax, Inc. (a)	8,252	158,851
Alexion Pharmaceuticals, Inc. (a)(d)	35,016	2,122,320
Alfacell Corp. (a)(d)	65,656	144,443
Alkermes, Inc. (a)	95,970	1,241,852
Allos Therapeutics, Inc. (a)(d)	49,603	277,281
Alnylam Pharmaceuticals, Inc. (a)(d)	30,657	870,659
Alseres Pharmaceuticals, Inc. (a)	1,366	3,552
Altus Pharmaceuticals, Inc. (a)(d)	23,918	138,246
Amicus Therapeutics, Inc. (d)	10,000	98,500
Amylin Pharmaceuticals, Inc. (a)(d)	130,223	3,447,003
Anadys Pharmaceuticals, Inc. (a)	18,763	30,208
Antigenics, Inc. (a)(d)	19,086	42,944
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Arena Pharmaceuticals, Inc. (a)(d)	76,082	$ 515,836
ARIAD Pharmaceuticals, Inc. (a)(d)	86,734	290,559
ArQule, Inc. (a)	42,103	191,990
Array Biopharma, Inc. (a)	50,434	282,430
Avalon Pharmaceuticals, Inc. (a)	22,000	48,840
Avant Immunotherapeutics, Inc. (a)	18,683	12,891
AVAX Technologies, Inc. (a)	4,900	588
AVI BioPharma, Inc. (a)	25,727	34,989
Avigen, Inc. (a)	22,946	75,951
BioCryst Pharmaceuticals, Inc. (a)(d)	33,947	135,109
BioMarin Pharmaceutical, Inc. (a)	93,523	3,557,615
Biosante Pharmaceuticals, Inc. (a)	21,771	75,110
BioSphere Medical, Inc. (a)	4,678	18,244
Calypte Biomedical Corp. (a)	656	80
Cel-Sci Corp. (a)	5,333	3,413
Cell Genesys, Inc. (a)	88,600	209,096
Cell Therapeutics, Inc. (a)(d)	31,073	41,327
Cephalon, Inc. (a)(d)	63,044	3,804,075
Cepheid, Inc. (a)	49,566	1,371,987
Cleveland Biolabs, Inc. (a)(d)	20,722	90,141
Combinatorx, Inc. (a)	22,451	110,234
Critical Therapeutics, Inc. (a)	7,164	7,809
Cubist Pharmaceuticals, Inc. (a)	52,675	958,685
CuraGen Corp. (a)	41,352	30,187
Curis, Inc. (a)	10,011	14,516
CV Therapeutics, Inc. (a)	63,324	369,812
Cytogen Corp. (a)	15,067	7,684
Cytokinetics, Inc. (a)	45,414	153,045
Cytori Therapeutics, Inc. (a)	14,014	89,549
CytRx Corp. (a)(d)	79,740	143,532
Dendreon Corp. (a)(d)	99,179	523,665
DUSA Pharmaceuticals, Inc. (a)(d)	9,863	19,036
Dyax Corp. (a)	58,388	253,988
Dynavax Technologies Corp. (a)(d)	21,508	133,780
Emergent BioSolutions, Inc. (a)	13,717	102,466
Encysive Pharmaceuticals, Inc. (a)	39,210	90,183
EntreMed, Inc. (a)	6,269	5,705
Enzon Pharmaceuticals, Inc. (a)(d)	51,498	442,368
Epicept Corp. (a)	1,640	1,607
EPIX Pharmaceuticals, Inc. (a)	9,769	29,795
Exact Sciences Corp. (a)	5,146	10,086
Forticell Bioscience, Inc. (a)	2	1
Genelabs Technologies, Inc. (a)	7,653	8,418
Genentech, Inc. (a)	444,620	33,679,965
Genitope Corp. (a)	50,442	33,796
Genomic Health, Inc. (a)	21,051	401,443
GenVec, Inc. (a)	87,639	99,908
Geron Corp. (a)(d)	77,110	379,381
GTC Biotherapeutics, Inc. (a)	4,398	3,079
GTx, Inc. (a)(d)	15,842	259,334
Halozyme Therapeutics, Inc. (a)(d)	72,135	396,743

	Shares	Value
Hana Biosciences, Inc. (a)(d)	18,262	$ 14,062
Hemispherx Biopharma, Inc. (a)(d)	93,692	77,764
Human Genome Sciences, Inc. (a)(d)	130,189	769,417
Idenix Pharmaceuticals, Inc. (a)(d)	13,126	71,274
Idera Pharmaceuticals, Inc. (a)(d)	26,869	274,601
IDM Pharma, Inc. (a)	908	1,998
ImClone Systems, Inc. (a)	60,388	2,718,064
ImmunoGen, Inc. (a)	33,884	100,635
Immunomedics, Inc. (a)(d)	65,181	160,997
Incyte Corp. (a)	73,873	732,081
Indevus Pharmaceuticals, Inc. (a)(d)	81,189	402,697
Infinity Pharmaceuticals, Inc. (a)	1,801	13,508
Inhibitex, Inc. (a)(d)	8,093	6,555
Insmed, Inc. (a)	127,479	99,434
InterMune, Inc. (a)(d)	33,697	474,454
Introgen Therapeutics, Inc. (a)(d)	44,401	127,431
Isis Pharmaceuticals, Inc. (a)(d)	81,775	1,177,560
Isolagen, Inc. (a)	33,379	20,695
Keryx Biopharmaceuticals, Inc. (a)(d)	60,465	347,674
Kosan Biosciences, Inc. (a)	28,380	56,476
La Jolla Pharmaceutical Co. (a)	33,235	82,755
Lexicon Pharmaceuticals, Inc. (a)	68,125	126,713
LifeCell Corp. (a)	34,601	1,396,150
Ligand Pharmaceuticals, Inc. Class B	70,084	237,585
Lipid Sciences, Inc. (a)	6,973	3,556
Manhattan Pharmaceuticals, Inc. (a)(d)	9,897	1,880
MannKind Corp. (a)(d)	74,374	525,824
Martek Biosciences (a)	30,378	870,633
Maxygen, Inc. (a)	38,092	244,551
Medarex, Inc. (a)(d)	126,451	1,175,994
Memory Pharmaceuticals Corp. (a)	67,941	43,482
Metabasis Therapeutics, Inc. (a)	26,087	50,087
Metabolix, Inc. (a)	14,855	239,166
Micromet, Inc. (a)	5,632	7,828
Millennium Pharmaceuticals, Inc. (a)	305,298	4,271,119
Momenta Pharmaceuticals, Inc. (a)	24,545	249,377
Monogram Biosciences, Inc. (a)	94,829	138,450
Myriad Genetics, Inc. (a)(d)	41,078	1,520,708
Nabi Biopharmaceuticals (a)(d)	74,967	290,122
Neopharm, Inc. (a)	8,402	5,125
Neose Technologies, Inc. (a)	9,641	5,023
Neurocrine Biosciences, Inc. (a)	40,314	201,973
Neurogen Corp. (a)	14,550	23,135
Northfield Laboratories, Inc. (a)	29,181	30,348
Novavax, Inc. (a)	42,163	118,056
NPS Pharmaceuticals, Inc. (a)	39,572	156,705
Nuvelo, Inc. (a)	36,720	61,322
Omrix Biopharmaceuticals, Inc. (a)	16,963	409,656
ONYX Pharmaceuticals, Inc. (a)	53,103	1,450,774
Orchid Cellmark, Inc. (a)	20,246	92,929
OREXIGEN Therapeutics, Inc.	10,755	139,277
Orthologic Corp. (a)	36,394	38,214
Oscient Pharmaceuticals Corp. (a)(d)	9,344	18,968
OSI Pharmaceuticals, Inc. (a)(d)	54,589	1,962,475
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Osiris Therapeutics, Inc. (a)(d)	18,030	$ 185,168
OXiGENE, Inc. (a)	27,796	52,812
Palatin Technologies, Inc. (a)	59,631	22,660
Panacos Pharmaceuticals, Inc. (a)	35,312	24,365
PDL BioPharma, Inc. (a)	110,808	1,770,712
Peregrine Pharmaceuticals, Inc. (a)	144,570	91,079
Pharmacopeia Drug Discovery, Inc. (a)	2,994	11,018
Pharmacyclics, Inc. (a)	41,159	47,744
Pharmion Corp. (a)	29,023	2,077,757
Poniard Pharmaceuticals, Inc. (a)(d)	14,768	60,549
Pro-Pharmaceuticals, Inc. (a)	23,828	9,769
Progenics Pharmaceuticals, Inc. (a)	24,524	375,217
Regeneron Pharmaceuticals, Inc. (a)	63,234	1,250,136
Renovis, Inc. (a)	15,599	36,970
Repligen Corp. (a)	34,267	181,272
Rigel Pharmaceuticals, Inc. (a)	40,346	799,658
Sangamo Biosciences, Inc. (a)(d)	42,750	500,175
Savient Pharmaceuticals, Inc. (a)(d)	65,430	1,483,952
SciClone Pharmaceuticals, Inc. (a)	14,063	28,126
Seattle Genetics, Inc. (a)	53,443	480,453
Senomyx, Inc. (a)	31,175	211,990
SIGA Technologies, Inc. (a)	5,146	11,836
Sonus Pharmaceuticals, Inc. (a)	32,820	15,425
StemCells, Inc. (a)	46,919	70,848
Sunesis Pharmaceuticals, Inc. (a)(d)	3,400	4,760
Synta Pharmaceuticals Corp. (d)	25,759	228,225
Tapestry Pharmaceuticals, Inc. (a)	673	45
Telik, Inc. (a)(d)	42,903	107,687
Tercica, Inc. (a)(d)	30,000	181,500
Theravance, Inc. (a)(d)	55,976	920,805
Third Wave Technologies, Inc. (a)	44,390	353,788
Threshold Pharmaceuticals, Inc. (a)	15,598	7,175
Titan Pharmaceuticals, Inc. (a)	11,415	13,127
TorreyPines Therapeutics, Inc. (a)	1,899	3,627
Trimeris, Inc. (a)(d)	15,229	91,526
Trubion Pharmaceuticals, Inc. (a)(d)	6,000	42,660
Unigene Laboratories, Inc. (a)	74,735	141,249
United Therapeutics Corp. (a)	20,368	1,714,375
Vanda Pharmaceuticals, Inc. (a)	21,153	96,458
Vermillion, Inc. (a)	8,010	4,245
Vertex Pharmaceuticals, Inc. (a)(d)	125,824	2,201,920
Vical, Inc. (a)	34,045	129,711
XOMA Ltd. (a)	145,384	369,275
Zymogenetics, Inc. (a)(d)	42,530	424,875
		100,262,671
Health Care Equipment & Supplies - 3.0%
Abaxis, Inc. (a)	22,041	642,275
Abiomed, Inc. (a)	31,613	452,066
Accuray, Inc. (d)	34,689	359,725
Advanced Medical Optics, Inc. (a)(d)	53,755	1,229,914
Align Technology, Inc. (a)(d)	62,081	766,700

	Shares	Value
Alphatec Holdings, Inc. (a)	14,930	$ 86,295
American Medical Systems Holdings, Inc. (a)(d)	67,355	982,709
Analogic Corp.	12,972	758,992
Angiodynamics, Inc. (a)	20,296	336,508
Anika Therapeutics, Inc. (a)	12,355	148,631
ArthroCare Corp. (a)(d)	26,849	1,077,987
Aspect Medical Systems, Inc. (a)	22,382	279,104
ATS Medical, Inc. (a)	6,269	11,284
Beckman Coulter, Inc.	56,783	3,832,853
BioLase Technology, Inc. (a)(d)	21,417	75,174
Bovie Medical Corp. (a)	18,610	108,869
BSD Medical Corp. (a)(d)	13,363	72,695
Cambridge Heart, Inc. (a)	1,200	1,368
Candela Corp. (a)	20,642	94,334
Cantel Medical Corp. (a)	13,163	145,056
Cardiac Science Corp. (a)	24,399	226,667
Cardica, Inc. (a)(d)	18,168	157,517
Cardiodynamics International Corp. (a)	13,842	4,309
Cardiotech International, Inc. (a)	3,688	2,545
Cerus Corp. (a)	40,324	252,025
Clarient, Inc. (a)	8,140	16,361
Clinical Data, Inc. (a)	12,139	247,393
Conceptus, Inc. (a)(d)	21,558	367,779
CONMED Corp. (a)	26,542	715,572
Cooper Companies, Inc.	42,262	1,444,938
Cryolife, Inc. (a)	23,279	219,055
Cutera, Inc. (a)	13,073	165,766
Cyberonics, Inc. (a)	28,461	367,147
Cynosure, Inc. Class A (a)	12,274	293,717
Datascope Corp.	14,755	513,474
DENTSPLY International, Inc.	134,600	5,254,784
DexCom, Inc. (a)(d)	35,375	260,714
Digirad Corp. (a)	4,978	14,337
E-Z-EM, Inc. (a)	12,324	256,216
Edwards Lifesciences Corp. (a)(d)	52,228	2,277,663
Electro-Optical Sciences, Inc. (a)(d)	9,000	42,030
Endologix, Inc. (a)	29,516	93,271
EP Medsystems, Inc. (a)	14,220	23,036
Escalon Medical Corp. (a)	3,512	11,871
ev3, Inc. (a)(d)	70,887	626,641
Exactech, Inc. (a)	12,414	325,868
Fonar Corp. (a)	785	3,344
Gen-Probe, Inc. (a)	49,207	2,352,587
Greatbatch, Inc. (a)	20,807	444,646
Haemonetics Corp. (a)	23,414	1,360,353
Hansen Medical, Inc. (a)(d)	14,073	264,432
HealthTronics, Inc. (a)	18,929	69,091
Hillenbrand Industries, Inc.	51,925	2,724,505
Hologic, Inc. (a)(d)	120,170	7,247,453
Home Diagnostics, Inc. (a)	19,347	140,459
I-Flow Corp. (a)	24,646	347,262
ICU Medical, Inc. (a)	13,059	350,504
IDEXX Laboratories, Inc. (a)	61,310	3,400,866
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Immucor, Inc. (a)	66,174	$ 1,971,985
Implant Sciences Corp. (a)	468	702
Insite Vision (a)	62,560	47,546
Insulet Corp.	22,878	391,900
Integra LifeSciences Holdings Corp. (a)(d)	17,966	744,511
Intuitive Surgical, Inc. (a)	36,261	10,222,701
Invacare Corp.	28,693	716,177
Inverness Medical Innovations, Inc. (a)	70,415	2,052,597
Iridex Corp. (a)	9,439	30,205
IRIS International, Inc. (a)	21,153	238,394
IVAX Diagnostics, Inc. (a)	7,111	4,124
Kensey Nash Corp. (a)	14,263	387,240
Kinetic Concepts, Inc. (a)	48,994	2,517,802
Lifecore Biomedical, Inc. (a)	13,141	221,163
Masimo Corp.	40,379	1,294,551
Medical Action Industries, Inc. (a)	13,708	257,985
Mentor Corp.	36,815	1,091,933
Meridian Bioscience, Inc.	34,462	1,181,013
Merit Medical Systems, Inc. (a)	32,942	522,131
Micrus Endovascular Corp. (a)	16,657	235,697
Minrad International, Inc. (a)	24,400	56,852
National Dentex Corp. (a)	2,508	35,087
Natus Medical, Inc. (a)	21,654	411,209
Neogen Corp. (a)	16,257	438,776
NeuroMetrix, Inc. (a)	7,830	19,027
NMT Medical, Inc. (a)	16,102	64,247
North American Scientific, Inc. (a)	3,930	1,533
Northstar Neuroscience, Inc. (a)	18,816	29,541
NuVasive, Inc. (a)	34,834	1,342,502
NxStage Medical, Inc. (a)	19,789	117,151
OraSure Technologies, Inc. (a)	45,145	322,335
Orthofix International NV (a)	16,028	641,921
Orthovita, Inc. (a)	20,662	59,300
Osteotech, Inc. (a)	4,011	17,528
Palomar Medical Technologies, Inc. (a)(d)	16,266	216,500
Possis Medical, Inc. (a)	16,597	322,314
Quidel Corp. (a)	32,548	534,764
ResMed, Inc. (a)	72,251	2,925,443
Respironics, Inc. (a)	68,764	4,516,420
Retractable Technologies, Inc. (a)	5,601	8,402
Rochester Medical Corp. (a)(d)	8,589	88,123
RTI Biologics, Inc. (a)(d)	51,821	445,661
Sirona Dental Systems, Inc. (a)	16,590	431,506
Somanetics Corp. (a)	17,097	475,126
Sonic Innovations, Inc. (a)	31,910	134,979
SonoSite, Inc. (a)(d)	17,507	515,231
Staar Surgical Co. (a)	8,437	19,574
Stereotaxis, Inc. (a)(d)	33,454	193,030
Steris Corp.	61,693	1,518,882
Strategic Diagnostics, Inc. (a)	3,743	16,245
SurModics, Inc. (a)(d)	15,757	695,987

	Shares	Value
Symmetry Medical, Inc. (a)	34,850	$ 620,330
Synovis Life Technologies, Inc. (a)	14,155	250,260
The Spectranetics Corp. (a)	37,264	335,376
Theragenics Corp. (a)	45,104	175,004
Thermage, Inc. (a)	10,000	42,200
ThermoGenesis Corp. (a)	39,439	65,469
Thoratec Corp. (a)	55,076	799,153
TomoTherapy, Inc. (d)	35,629	469,234
Trimedyne, Inc. (a)	8,608	4,820
Urologix, Inc. (a)	5,053	5,609
Utah Medical Products, Inc.	3,222	96,370
Vascular Solutions, Inc. (a)	21,325	132,642
Vision Sciences, Inc. (a)	8,293	25,542
Vital Signs, Inc.	9,398	477,888
Vnus Medical Technologies, Inc. (a)	16,000	299,040
Volcano Corp. (a)	31,788	389,721
West Pharmaceutical Services, Inc.	31,870	1,316,231
Wright Medical Group, Inc. (a)	36,747	967,181
Young Innovations, Inc.	3,599	76,803
Zoll Medical Corp. (a)	18,824	468,341
		92,111,504
Health Care Providers & Services - 2.3%
Access Plans USA, Inc. (a)	3,930	3,537
Advocat, Inc. (a)	14,148	167,088
Air Methods Corp. (a)	12,127	498,662
Alliance Imaging, Inc. (a)	30,861	303,055
Allied Healthcare International, Inc. (a)	21,264	43,379
Allion Healthcare, Inc. (a)	9,407	55,501
Almost Family, Inc. (a)	7,418	158,968
Amedisys, Inc. (a)	24,128	1,032,196
America Service Group, Inc. (a)	8,584	62,148
American Dental Partners, Inc. (a)(d)	13,941	133,415
AMERIGROUP Corp. (a)	47,878	1,723,608
AMN Healthcare Services, Inc. (a)	30,872	499,818
AmSurg Corp. (a)	30,687	739,250
Animal Health International, Inc.	18,873	198,921
Apria Healthcare Group, Inc. (a)	37,271	809,153
Arcadia Resources, Inc. (a)	80,061	63,248
Assisted Living Concepts, Inc. Class A (a)	59,315	357,076
athenahealth, Inc. (d)	5,356	174,177
Bio-Reference Laboratories, Inc. (a)	15,824	437,534
BioScrip, Inc. (a)	44,859	315,359
Brookdale Senior Living, Inc. (d)	46,474	1,212,507
Capital Senior Living Corp. (a)	24,577	185,311
Centene Corp. (a)	38,730	694,042
Chemed Corp.	22,259	1,061,977
Chindex International, Inc. (a)	5,445	198,797
Community Health Systems, Inc. (a)	84,017	2,610,408
Comprehensive Care Corp. (a)	300	210
Corvel Corp. (a)	10,620	319,981
Cross Country Healthcare, Inc. (a)	31,101	337,757
DaVita, Inc. (a)	101,936	5,059,084
Dialysis Corp. of America (a)	7,648	63,708
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Emergency Medical Services Corp. Class A (a)(d)	8,611	$ 212,950
Emeritus Corp. (a)(d)	25,335	560,917
Five Star Quality Care, Inc. (a)	42,257	302,983
Genoptix, Inc.	6,179	158,615
Gentiva Health Services, Inc. (a)	25,101	541,178
Hanger Orthopedic Group, Inc. (a)	21,855	253,299
Health Grades, Inc. (a)	30,002	163,811
Health Management Associates, Inc. Class A	221,984	1,187,614
Health Net, Inc. (a)	99,290	4,362,803
HealthExtras, Inc. (a)	34,078	938,849
HealthSouth Corp. (a)(d)	78,962	1,269,709
Healthspring, Inc. (a)	50,704	889,855
Healthways, Inc. (a)	33,301	1,143,889
HearUSA, Inc. (a)	11,117	14,786
Henry Schein, Inc. (a)	80,970	4,843,625
HMS Holdings Corp. (a)	22,242	608,541
Hooper Holmes, Inc. (a)	50,431	32,780
Hythiam, Inc. (a)(d)	35,825	109,625
I-trax, Inc. (a)(d)	31,500	126,000
Integramed America, Inc. (a)	12,500	126,750
InVentiv Health, Inc. (a)	34,152	1,086,034
Kindred Healthcare, Inc. (a)	30,255	638,078
Landauer, Inc.	9,969	476,518
LCA-Vision, Inc.	19,294	265,871
LHC Group, Inc. (a)(d)	16,020	272,340
LifePoint Hospitals, Inc. (a)	56,593	1,418,221
Lincare Holdings, Inc. (a)	78,452	2,549,690
Magellan Health Services, Inc. (a)	39,018	1,690,650
Matria Healthcare, Inc. (a)	20,805	522,622
Medcath Corp. (a)	16,361	341,127
Medical Staffing Network Holdings, Inc. (a)	8,863	49,190
Metropolitan Health Networks, Inc. (a)	36,067	85,118
Molina Healthcare, Inc. (a)	14,494	458,735
MWI Veterinary Supply, Inc. (a)	13,000	452,790
National Healthcare Corp.	8,401	391,991
National Medical Health Card Systems, Inc. (a)	2,994	31,257
National Research Corp.	1,185	30,763
Nighthawk Radiology Holdings, Inc. (a)	25,612	292,489
NovaMed Eyecare, Inc. (a)(d)	33,673	135,029
Odyssey Healthcare, Inc. (a)	35,991	314,561
Omnicare, Inc.	109,039	2,287,638
Owens & Minor, Inc.	35,142	1,510,052
PainCare Holdings, Inc. (a)	63,158	4,737
PDI, Inc. (a)	3,836	30,189
Pediatrix Medical Group, Inc. (a)	45,198	2,983,520
PharMerica Corp. (a)(d)	24,824	365,409
Providence Service Corp. (a)	11,318	319,054

	Shares	Value
PSS World Medical, Inc. (a)	67,150	$ 1,175,125
Psychemedics Corp.	3,872	63,888
Psychiatric Solutions, Inc. (a)	52,660	1,489,751
RadNet, Inc. (a)	19,082	154,755
RehabCare Group, Inc. (a)	22,431	448,620
ResCare, Inc. (a)	25,421	547,568
Rotech Healthcare, Inc. (a)	15,900	7,155
Rural/Metro Corp. (a)	20,488	55,318
Skilled Healthcare Group, Inc.	21,687	273,256
SRI/Surgical Express, Inc. (a)	2,620	10,978
Sun Healthcare Group, Inc. (a)	33,342	491,461
Sunrise Senior Living, Inc. (a)(d)	37,848	1,036,278
Triple-S Management Corp.	14,334	289,547
U.S. Physical Therapy, Inc. (a)	16,352	216,664
Universal American Financial Corp. (a)	40,660	698,539
Universal Health Services, Inc. Class B	46,914	2,506,146
VCA Antech, Inc. (a)(d)	80,403	2,581,740
VistaCare, Inc. Class A (a)	19,895	170,500
Wellcare Health Plans, Inc. (a)	38,987	1,861,239
		70,450,655
Health Care Technology - 0.3%
A.D.A.M., Inc. (a)	2,620	18,235
Allscripts Healthcare Solutions, Inc. (a)(d)	50,583	539,721
AMICAS, Inc. (a)	31,224	81,807
Arrhythmia Research Technology, Inc. (a)	7,380	51,291
Cash Technologies, Inc. (a)	2,900	537
Cerner Corp. (a)(d)	61,643	2,678,388
Computer Programs & Systems, Inc.	17,274	384,692
Eclipsys Corp. (a)	50,983	1,088,487
Emageon, Inc. (a)	18,876	43,792
HealthAxis, Inc. (a)	190	152
HealthStream, Inc. (a)	6,041	18,244
HLTH Corp. (a)	178,602	2,114,648
iCAD, Inc. (a)	48,360	120,900
MedAssets, Inc.	11,224	203,828
Mediware Information Systems, Inc. (a)	1,310	7,991
Merge Technologies, Inc. (a)	50,544	26,788
Omnicell, Inc. (a)	33,763	641,497
Phase Forward, Inc. (a)	41,634	663,230
ProxyMed, Inc. (a)	3,259	6,160
Quadramed Corp. (a)	35,763	69,738
Transcend Services, Inc. (a)	14,000	131,180
TriZetto Group, Inc. (a)	43,182	842,913
Vital Images, Inc. (a)(d)	24,037	381,227
		10,115,446
Life Sciences Tools & Services - 1.3%
Accelrys, Inc. (a)	29,292	169,601
Affymetrix, Inc. (a)(d)	63,110	1,210,450
Albany Molecular Research, Inc. (a)	29,143	324,362
Alliance Pharmaceutical Corp. (a)	2,080	40
AMAG Pharmaceuticals, Inc. (a)(d)	17,090	748,029
Applera Corp. - Celera Genomics Group (a)	82,681	1,145,959
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - continued
Bio-Imaging Technologies, Inc. (a)	2,110	$ 17,154
Bio-Rad Laboratories, Inc. Class A (a)	17,876	1,688,209
Bioanalytical Systems, Inc. (a)	4,772	29,300
Biodelivery Sciences International, Inc. (a)	20,000	50,600
Bruker BioSciences Corp. (a)	104,406	1,427,230
Caliper Life Sciences, Inc. (a)	28,993	120,901
Cambrex Corp.	25,026	218,477
Charles River Laboratories International, Inc. (a)	65,086	3,812,738
Covance, Inc. (a)	59,909	5,056,919
Cryo-Cell International, Inc. (a)	6,550	5,764
Dionex Corp. (a)(d)	18,099	1,336,068
Encorium Group, Inc. (a)	7,298	16,129
Enzo Biochem, Inc. (a)	38,087	358,780
eResearchTechnology, Inc. (a)(d)	43,611	521,588
Exelixis, Inc. (a)	109,028	695,599
Harvard Bioscience, Inc. (a)	8,617	39,552
Illumina, Inc. (a)(d)	53,500	3,873,935
Immunicon Corp. (a)	7,192	7,767
Interleukin Genetics, Inc. (a)	6,973	10,250
Invitrogen Corp. (a)	43,709	3,692,973
Kendle International, Inc. (a)	13,470	603,591
Luminex Corp. (a)(d)	33,223	578,412
Medivation, Inc. (a)(d)	23,143	370,519
Medtox Scientific, Inc. (a)	8,211	131,294
Nektar Therapeutics (a)(d)	106,738	741,829
Ore Pharmaceuticals, Inc. (a)	7,441	5,023
PAREXEL International Corp. (a)	28,085	1,543,271
Pharmaceutical Product Development, Inc.	96,753	4,360,658
PharmaNet Development Group, Inc. (a)	19,840	571,987
Sequenom, Inc. (a)	42,290	295,607
Techne Corp. (a)	38,551	2,636,503
Varian, Inc. (a)	29,337	1,588,599
		40,005,667
Pharmaceuticals - 0.9%
Acusphere, Inc. (a)	1,403	884
Adolor Corp. (a)	74,840	342,019
Akorn, Inc. (a)(d)	56,621	360,110
Alexza Pharmaceuticals, Inc. (a)	30,076	190,080
Alpharma, Inc. Class A (a)	44,734	1,126,402
Anesiva, Inc. (a)	1,142	5,436
APP Pharmaceuticals, Inc. (a)(d)	23,499	264,129
Atherogenics, Inc. (a)	26,187	23,045
Auxilium Pharmaceuticals, Inc. (a)	33,683	1,079,203
AVANIR Pharmaceuticals Class A (a)	14,261	17,256
Barrier Therapeutics, Inc. (a)	6,541	23,875
Bentley Pharmaceuticals, Inc. (a)	12,642	187,481
BioMimetic Therapeutics, Inc. (a)	12,723	174,814

	Shares	Value
Cadence Pharmaceuticals, Inc. (a)(d)	23,197	$ 121,552
Caraco Pharmaceutical Laboratories Ltd. (a)	20,224	332,280
Collagenex Pharmaceuticals, Inc. (a)	22,008	359,171
Columbia Laboratories, Inc. (a)	36,536	89,513
Corcept Therapeutics, Inc. (a)	7,957	20,449
Cypress Bioscience, Inc. (a)(d)	33,937	271,496
DepoMed, Inc. (a)	68,230	231,982
Discovery Laboratories, Inc. (a)	101,338	210,783
Durect Corp. (a)(d)	73,527	365,429
Emisphere Technologies, Inc. (a)(d)	22,624	41,176
Endo Pharmaceuticals Holdings, Inc. (a)	126,193	3,313,828
Heska Corp. (a)	20,430	30,236
Hi-Tech Pharmacal Co., Inc. (a)	9,053	100,850
Hollis-Eden Pharmaceuticals, Inc. (a)	6,761	12,778
Immtech Pharmaceuticals, Inc. (a)	2,377	1,902
Inspire Pharmaceuticals, Inc. (a)	46,517	208,861
Interpharm Holdings, Inc. (a)(d)	2,260	373
Ista Pharmaceuticals, Inc. (a)	7,132	29,883
Javelin Pharmaceuticals, Inc. (a)(d)	36,213	104,656
KV Pharmaceutical Co. Class A (a)	35,773	898,618
Matrixx Initiatives, Inc. (a)	11,209	162,531
Medicines Co. (a)	51,295	987,942
Medicis Pharmaceutical Corp. Class A	52,576	1,078,334
MiddleBrook Pharmaceuticals, Inc. (a)(d)	4,491	18,952
Nastech Pharmaceutical Co., Inc. (a)(d)	27,713	64,017
NitroMed, Inc. (a)	19,202	21,314
Noven Pharmaceuticals, Inc. (a)	33,333	451,995
Nutrition 21, Inc. (a)	16,280	9,278
Obagi Medical Products, Inc. (a)	17,005	264,598
Oxis International, Inc. (a)	5,100	561
Pain Therapeutics, Inc. (a)(d)	34,510	290,919
Par Pharmaceutical Companies, Inc. (a)	32,153	568,787
Penwest Pharmaceuticals Co. (a)	18,669	57,501
Perrigo Co.	74,464	2,488,587
Pozen, Inc. (a)(d)	22,220	270,862
Questcor Pharmaceuticals, Inc. (a)(d)	47,623	214,304
Repros Therapeutics, Inc. (a)(d)	15,715	131,692
Salix Pharmaceuticals Ltd. (a)(d)	45,480	306,990
Santarus, Inc. (a)	45,220	81,396
Sciele Pharma, Inc. (a)(d)	30,021	621,435
SCOLR Pharma, Inc. (a)(d)	17,200	22,188
Sepracor, Inc. (a)	105,741	2,270,259
Sirtris Pharmaceuticals, Inc. (d)	21,173	252,806
Somaxon Pharmaceuticals, Inc. (a)(d)	7,756	37,306
Spectrum Pharmaceuticals, Inc. (a)(d)	57,989	150,192
SuperGen, Inc. (a)(d)	50,317	138,372
Valeant Pharmaceuticals International (a)	83,751	1,151,576
ViroPharma, Inc. (a)	77,129	706,502
Vivus, Inc. (a)(d)	59,578	349,127
Warner Chilcott Ltd. (a)	76,979	1,298,636
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
XenoPort, Inc. (a)	22,723	$ 1,162,736
Zila, Inc. (a)	11,602	6,497
		26,178,742
TOTAL HEALTH CARE		339,124,685
INDUSTRIALS - 13.1%
Aerospace & Defense - 1.0%
AAR Corp. (a)	38,238	989,982
AeroVironment, Inc.	15,521	329,666
Alabama Aircraft Industries, Inc. (a)	664	2,125
Alliant Techsystems, Inc. (a)	30,552	3,206,127
American Science & Engineering, Inc.	9,514	515,278
Applied Energetics, Inc. (a)(d)	50,433	118,518
Applied Signal Technology, Inc.	17,972	213,867
Argon ST, Inc. (a)	20,181	327,941
Ascent Solar Technologies, Inc. (a)(d)	22,936	342,205
Astronics Corp. (a)	8,502	167,915
BE Aerospace, Inc. (a)	89,241	3,060,966
Breeze Industrial Products Corp. (a)	9,000	97,830
Ceradyne, Inc. (a)	22,346	695,184
CPI Aerostructures, Inc. (a)	1,677	14,154
Cubic Corp.	19,229	491,686
Curtiss-Wright Corp.	42,647	1,793,733
DRS Technologies, Inc.	39,834	2,234,289
Ducommun, Inc. (a)	10,449	289,751
DynCorp International, Inc. Class A (a)	24,151	401,390
Esterline Technologies Corp. (a)	26,316	1,378,958
GenCorp, Inc. (non-vtg.) (a)	61,833	643,063
Heico Corp. Class A	19,833	721,723
Herley Industries, Inc. (a)	12,228	146,614
Hexcel Corp. (a)	86,202	1,740,418
Innovative Solutions & Support, Inc. (a)(d)	8,701	78,744
Irvine Sensors Corp. (a)	390	160
Ladish Co., Inc. (a)	14,096	503,227
LMI Aerospace, Inc. (a)	12,245	233,022
Moog, Inc. Class A (a)	35,483	1,456,222
MTC Technologies, Inc. (a)	13,607	322,486
Orbital Sciences Corp. (a)	53,836	1,165,549
Spirit AeroSystems Holdings, Inc. Class A (a)	97,539	2,635,504
Stanley, Inc. (a)	13,971	386,857
Sypris Solutions, Inc.	8,306	39,952
Taser International, Inc. (a)(d)	59,232	667,545
Teledyne Technologies, Inc. (a)	31,810	1,412,364
The Allied Defense Group, Inc. (a)(d)	7,168	53,402
Todd Shipyards Corp.	6,043	102,006
TransDigm Group, Inc. (a)	22,172	861,604
Triumph Group, Inc.	15,006	849,190
TVI Corp. (a)	29,926	9,876
		30,701,093

	Shares	Value
Air Freight & Logistics - 0.2%
ABX Air, Inc. (a)	82,053	$ 251,082
AirNet Systems, Inc. (a)	400	680
Atlas Air Worldwide Holdings, Inc. (a)	15,089	763,503
Dynamex, Inc. (a)	16,027	370,544
Forward Air Corp.	27,631	810,970
Hub Group, Inc. Class A (a)	36,585	1,097,184
Pacer International, Inc.	38,096	585,536
Park-Ohio Holdings Corp. (a)	8,657	178,940
UTI Worldwide, Inc.	81,490	1,367,402
		5,425,841
Airlines - 0.7%
AirTran Holdings, Inc. (a)(d)	81,281	586,849
Alaska Air Group, Inc. (a)	41,257	1,006,671
Allegiant Travel Co. (a)	14,299	389,076
AMR Corp. (a)(d)	215,620	2,762,092
Continental Airlines, Inc. Class B (a)(d)	88,304	2,135,191
Delta Air Lines, Inc. (a)(d)	253,383	3,382,663
ExpressJet Holdings, Inc. Class A (a)	34,207	83,123
Frontier Airlines Holdings, Inc. (a)(d)	62,709	183,737
Hawaiian Holdings, Inc. (a)	24,994	129,969
JetBlue Airways Corp. (a)(d)	161,017	877,543
MAIR Holdings, Inc. (a)	10,106	43,254
Mesa Air Group, Inc. (a)	31,372	75,920
Northwest Airlines Corp. (a)	219,560	2,948,691
Pinnacle Airlines Corp. (a)(d)	20,690	231,935
Republic Airways Holdings, Inc. (a)	35,185	687,867
SkyWest, Inc.	61,605	1,362,703
UAL Corp. (d)	110,202	3,339,121
US Airways Group, Inc. (a)	79,762	989,049
		21,215,454
Building Products - 0.4%
Aaon, Inc.	23,521	388,332
Advanced Environmental Recycling Technologies, Inc. Class A (a)	11,364	10,228
American Woodmark Corp. (d)	10,570	200,619
Ameron International Corp.	7,159	790,139
Apogee Enterprises, Inc.	31,197	480,122
Armstrong World Industries, Inc. (a)	20,296	730,656
Builders FirstSource, Inc. (a)(d)	13,109	86,913
Gibraltar Industries, Inc.	35,039	382,976
Griffon Corp. (a)	22,241	196,833
Insteel Industries, Inc.	17,667	190,274
Lennox International, Inc.	56,770	2,136,823
NCI Building Systems, Inc. (a)	19,180	581,921
Owens Corning (a)(d)	85,968	1,621,356
PGT, Inc. (a)	16,670	56,678
Simpson Manufacturing Co. Ltd. (d)	33,985	814,281
Trex Co., Inc. (a)(d)	9,177	71,581
Universal Forest Products, Inc.	18,247	506,902
US Home Systems, Inc. (a)	9,441	42,390
USG Corp. (a)(d)	73,191	2,490,690
		11,779,714
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - 2.9%
A.T. Cross Co. Class A (a)	7,939	$ 61,924
ABM Industries, Inc.	39,362	781,729
ACCO Brands Corp. (a)	50,484	700,213
Administaff, Inc.	23,121	570,164
Advisory Board Co. (a)	18,577	1,032,324
American Ecology Corp.	21,967	547,198
American Reprographics Co. (a)	34,197	553,307
Amrep Corp. (d)	2,187	81,356
Angelica Corp.	10,844	179,468
APAC Customer Services, Inc. (a)	13,380	14,852
Arrowhead Research Corp. (a)	22,957	56,015
Barrett Business Services, Inc.	6,200	100,440
Bowne & Co., Inc.	31,996	424,587
Casella Waste Systems, Inc. Class A (a)	29,398	290,746
CBIZ, Inc. (a)	60,148	535,317
CDI Corp.	10,663	242,583
CECO Environmental Corp. (a)	10,861	98,618
Cenveo, Inc. (a)	45,733	687,824
ChoicePoint, Inc. (a)	72,864	3,526,618
Clean Harbors, Inc. (a)	14,832	912,465
Comfort Systems USA, Inc.	42,341	503,858
Competitive Technologies, Inc. (a)	3,836	6,713
Comsys IT Partners, Inc. (a)	21,618	203,642
Consolidated Graphics, Inc. (a)	11,385	605,568
Copart, Inc. (a)	62,179	2,590,377
Cornell Companies, Inc. (a)	9,523	198,174
Corporate Executive Board Co.	34,304	1,393,085
Corrections Corp. of America (a)	116,179	3,120,568
CoStar Group, Inc. (a)(d)	20,150	836,628
Courier Corp.	12,569	342,002
Covanta Holding Corp. (a)	104,024	2,983,408
CRA International, Inc. (a)	12,297	467,040
Deluxe Corp.	48,605	1,012,442
Diamond Management & Technology Consultants, Inc.	25,988	154,109
Document Security Systems, Inc. (a)(d)	9,753	43,889
Duff & Phelps Corp. Class A	8,366	128,000
Dun & Bradstreet Corp.	58,645	5,122,054
EnergySolutions, Inc.	28,000	610,400
Ennis, Inc.	22,496	359,036
Exponent, Inc. (a)	15,355	446,831
First Advantage Corp. Class A (a)	10,252	203,912
Food Technology Service, Inc. (a)	6,071	12,810
FTI Consulting, Inc. (a)	45,682	2,900,807
Fuel Tech, Inc. (a)(d)	17,173	344,662
G&K Services, Inc. Class A	19,453	744,272
GeoEye, Inc. (a)	20,442	617,553
GP Strategies Corp. (a)	14,690	137,352
Healthcare Services Group, Inc.	34,937	691,054
Heidrick & Struggles International, Inc.	16,722	572,394
Herman Miller, Inc.	59,512	1,775,243

	Shares	Value
Hill International, Inc. (a)	10,000	$ 127,500
HNI Corp. (d)	34,454	1,018,460
Hudson Highland Group, Inc. (a)	28,033	208,846
Humitech International Group, Inc. (a)	75	0
Huron Consulting Group, Inc. (a)	17,761	942,399
ICF International, Inc. (a)	9,874	257,119
ICT Group, Inc. (a)	7,987	68,608
IHS, Inc. Class A (a)	31,000	1,911,150
IKON Office Solutions, Inc.	76,988	548,155
InnerWorkings, Inc. (a)(d)	29,905	411,792
Innotrac Corp. (a)	3,181	10,815
Interface, Inc. Class A	56,518	947,242
Intersections, Inc. (a)	3,842	31,466
Kaiser Ventures LLC Class A (a)	100	0
Kelly Services, Inc. Class A (non-vtg.)	26,568	510,371
Kenexa Corp. (a)	20,075	406,720
Kforce, Inc. (a)	42,225	361,024
Kimball International, Inc. Class B	25,065	261,929
Knoll, Inc.	51,127	719,868
Korn/Ferry International (a)	50,788	856,286
Layne Christensen Co. (a)	19,385	776,175
Learning Tree International, Inc. (a)	12,160	163,674
LECG Corp. (a)	28,005	266,048
M&F Worldwide Corp. (a)	13,753	509,274
Mac-Gray Corp. (a)	3,487	40,310
Manpower, Inc.	79,638	4,515,475
McGrath RentCorp.	22,234	465,580
Medialink Worldwide, Inc. (a)(d)	9,153	20,594
Metalico, Inc. (a)	33,538	390,047
Mine Safety Appliances Co.	26,004	1,043,020
Mobile Mini, Inc. (a)(d)	32,900	612,269
Multi-Color Corp.	11,002	237,863
Navigant Consulting, Inc. (a)	45,819	747,308
Odyssey Marine Exploration, Inc. (a)	41,200	201,880
On Assignment, Inc. (a)	54,114	334,966
PeopleSupport, Inc. (a)(d)	22,685	263,373
Perma-Fix Environmental Services, Inc. (a)	8,161	15,179
PHH Corp. (a)	48,705	985,789
Pike Electric Corp. (a)	16,493	213,254
PRG-Schultz International, Inc. (a)	12,296	108,328
Protection One, Inc. (a)(d)	2,194	19,219
RCM Technologies, Inc. (a)	14,333	76,108
Republic Services, Inc.	151,573	4,627,524
Resources Connection, Inc.	48,181	775,714
Rollins, Inc.	47,506	838,481
RSC Holdings, Inc. (d)	37,129	418,444
Schawk, Inc. Class A	8,849	139,372
School Specialty, Inc. (a)	19,272	588,181
Spherion Corp. (a)	59,543	385,839
Spherix, Inc. (a)	5,297	5,668
Standard Parking Corp. (a)	7,744	157,358
Standard Register Co.	23,184	198,223
Steelcase, Inc. Class A	58,356	827,488
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Stericycle, Inc. (a)	83,333	$ 4,490,815
Superior Uniform Group, Inc.	4,343	42,996
Team, Inc. (a)	18,690	569,858
TeamStaff, Inc. (a)	6,456	4,519
Teletech Holdings, Inc. (a)	35,906	810,398
Tetra Tech, Inc. (a)	51,793	977,334
The Brink's Co.	39,844	2,666,759
The Geo Group, Inc. (a)	46,716	1,246,850
TRC Companies, Inc. (a)	3,649	18,500
TrueBlue, Inc. (a)	41,139	513,826
U.S. Liquids, Inc. (a)	500	0
United Stationers, Inc. (a)(d)	27,725	1,368,506
UTEK Corp. (d)	10,333	124,409
Viad Corp.	21,193	734,761
Virco Manufacturing Co.	4,818	28,619
Volt Information Sciences, Inc. (a)	18,549	298,082
VSE Corp.	2,868	91,059
Waste Connections, Inc. (a)	64,678	1,963,624
Waste Industries USA, Inc.	10,457	382,622
Waterlink, Inc. (a)	13,000	1
Watson Wyatt Worldwide, Inc. Class A	38,032	2,017,598
WCA Waste Corp. (a)	14,127	86,175
Westaff, Inc. (a)	6,445	26,167
		89,556,884
Construction & Engineering - 1.1%
AECOM Technology Corp.	66,894	1,733,892
EMCOR Group, Inc. (a)	60,467	1,456,650
Foster Wheeler Ltd. (a)	136,440	8,929,998
Furmanite Corp. (a)	33,501	367,841
Granite Construction, Inc.	30,674	926,048
Great Lakes Dredge & Dock Corp.	43,369	264,985
Insituform Technologies, Inc. Class A (a)(d)	33,807	472,284
Integrated Electrical Services, Inc. (a)	10,323	178,175
KBR, Inc. (a)	161,701	5,389,494
Michael Baker Corp. (a)	6,664	191,923
Modtech Holdings, Inc. (a)	5,824	2,796
Northwest Pipe Co. (a)	8,811	367,771
Perini Corp. (a)	24,626	922,982
Quanta Services, Inc. (a)	163,356	3,900,941
Shaw Group, Inc. (a)	70,164	4,517,158
Sterling Construction Co., Inc. (a)	13,692	275,346
URS Corp. (a)	79,311	3,194,647
		33,092,931
Electrical Equipment - 1.5%
A.O. Smith Corp.	19,474	709,438
Active Power, Inc. (a)	42,574	76,633
Acuity Brands, Inc.	39,353	1,747,667
Advanced Battery Technologies, Inc. (a)(d)	30,270	140,453
American Superconductor Corp. (a)(d)	33,903	765,869

	Shares	Value
AMETEK, Inc.	99,826	$ 4,251,589
AML Communications, Inc. (a)	4,959	6,645
AZZ, Inc. (a)	14,388	509,623
Baldor Electric Co.	40,317	1,155,888
Beacon Power Corp. (a)(d)	103,037	121,584
Belden, Inc.	40,134	1,577,266
Brady Corp. Class A	45,014	1,376,528
BTU International, Inc. (a)	5,333	57,170
C&D Technologies, Inc. (a)(d)	41,016	223,947
Capstone Turbine Corp. (a)	73,813	134,340
Chase Corp.	10,862	256,343
Coleman Cable, Inc. (a)(d)	9,142	107,967
Digital Power Corp. (a)	4,959	5,207
Encore Wire Corp. (d)	16,325	273,444
Energy Conversion Devices, Inc. (a)(d)	39,649	1,053,474
Energy Focus, Inc. (a)	9,000	45,630
EnerSys (a)	36,162	831,364
Evergreen Solar, Inc. (a)(d)	91,744	881,660
EXX, Inc. Class A (a)	3,975	12,124
First Solar, Inc. (a)	33,523	6,878,920
Franklin Electric Co., Inc. (d)	16,674	549,909
FuelCell Energy, Inc. (a)(d)	76,681	549,036
General Cable Corp. (a)	47,846	2,953,055
GrafTech International Ltd. (a)	93,120	1,491,782
Hoku Scientific, Inc. (a)(d)	35,507	340,867
Hubbell, Inc. Class B	51,302	2,327,572
II-VI, Inc. (a)	24,899	815,193
LaBarge, Inc. (a)	3,526	45,979
LSI Industries, Inc.	22,573	299,995
MagneTek, Inc. (a)	24,905	84,926
Medis Technologies Ltd. (a)(d)	30,558	330,943
Microfield Group, Inc. (a)	20,770	15,578
Microvision, Inc. (a)(d)	92,242	232,450
Millennium Cell, Inc. (a)	10,760	2,260
Plug Power, Inc. (a)	99,558	299,670
Polypore International, Inc.	13,051	234,526
Powell Industries, Inc. (a)	8,427	321,237
Power-One, Inc. (a)	77,604	201,770
PowerSecure International, Inc. (a)(d)	19,994	266,120
Preformed Line Products Co. (d)	2,387	112,666
Regal-Beloit Corp.	30,973	1,143,523
Roper Industries, Inc.	82,590	4,658,076
Satcon Technology Corp. (a)(d)	5,988	11,557
Sunpower Corp. Class A (a)(d)	34,283	2,253,079
Superior Essex, Inc. (a)	17,936	509,024
Technology Research Corp.	3,139	9,166
Thomas & Betts Corp. (a)(d)	52,980	2,127,147
Ultralife Batteries, Inc. (a)	14,770	208,405
Universal Security Instruments, Inc. (a)	4,000	26,120
UQM Technologies, Inc. (a)	9,558	20,836
Valence Technology, Inc. (a)(d)	28,181	103,424
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
Vicor Corp.	24,837	$ 301,273
Woodward Governor Co.	54,730	1,563,636
		47,611,573
Industrial Conglomerates - 0.6%
Carlisle Companies, Inc.	54,319	1,984,273
McDermott International, Inc. (a)	214,047	11,177,534
Raven Industries, Inc. (d)	17,290	506,251
Standex International Corp.	13,917	264,562
Teleflex, Inc.	36,772	2,079,457
Tredegar Corp.	22,613	357,512
Walter Industries, Inc.	49,966	2,729,643
		19,099,232
Machinery - 3.1%
3D Systems Corp. (a)(d)	19,147	276,866
Accuride Corp. (a)	25,655	185,229
Actuant Corp. Class A	52,858	1,420,823
AGCO Corp. (a)	86,599	5,616,811
Alamo Group, Inc.	3,665	67,949
Albany International Corp. Class A	23,271	798,893
Altra Holdings, Inc. (a)	31,400	403,490
American Railcar Industries, Inc.	10,875	270,135
Ampco-Pittsburgh Corp.	7,482	283,269
Astec Industries, Inc. (a)	16,319	617,837
Axsys Technologies, Inc. (a)	11,318	497,992
Badger Meter, Inc.	12,727	485,790
Baldwin Technology Co., Inc. Class A (a)	3,555	9,279
Barnes Group, Inc.	36,936	839,925
Basin Water, Inc. (a)(d)	20,625	160,256
Blount International, Inc. (a)	43,706	521,413
Briggs & Stratton Corp.	48,785	871,788
Bucyrus International, Inc. Class A	34,034	3,399,316
Cascade Corp.	10,800	483,840
Chart Industries, Inc. (a)	28,453	976,222
CIRCOR International, Inc.	16,789	764,739
CLARCOR, Inc.	49,508	1,772,386
Columbus McKinnon Corp. (NY Shares) (a)	17,143	490,976
Commercial Vehicle Group, Inc. (a)	23,576	220,671
Crane Co.	47,614	1,963,125
Donaldson Co., Inc.	66,671	2,810,849
Dynamic Materials Corp.	11,531	657,152
Eastern Co.	7,453	125,956
EnPro Industries, Inc. (a)	20,407	602,619
ESCO Technologies, Inc. (a)(d)	26,210	866,503
Federal Signal Corp.	41,599	502,100
Flanders Corp. (a)	10,793	67,996
Flow International Corp. (a)	49,040	361,425
Flowserve Corp.	54,088	5,890,183
Force Protection, Inc. (a)(d)	60,924	250,398

	Shares	Value
FreightCar America, Inc.	14,535	$ 582,563
Gardner Denver, Inc. (a)	48,958	1,807,040
Gehl Co. (a)	12,189	195,390
Gorman-Rupp Co.	18,366	501,392
Graco, Inc. (d)	57,249	1,987,113
Graham Corp.	5,047	194,209
Greenbrier Companies, Inc. (d)	15,064	395,882
Hardinge, Inc.	9,527	118,230
Harsco Corp.	77,412	4,373,004
Hirsch International Corp. Class A (a)	2,100	3,927
Hurco Companies, Inc. (a)	6,978	308,567
IDEX Corp.	71,626	2,160,240
Joy Global, Inc.	103,292	6,855,490
K-Tron International, Inc. (a)	3,234	377,505
Kadant, Inc. (a)	16,324	409,732
Kaydon Corp.	27,179	1,160,815
Kennametal, Inc.	69,036	2,096,623
Key Technology, Inc. (a)	5,197	183,506
L.B. Foster Co. Class A (a)	12,118	513,318
Lincoln Electric Holdings, Inc.	40,877	2,744,482
Lindsay Corp.	9,496	746,576
Lydall, Inc. (a)	19,210	195,750
Met-Pro Corp.	8,774	95,373
MFRI, Inc. (a)(d)	7,618	123,412
Middleby Corp. (a)(d)	16,424	1,116,832
Milacron, Inc. (a)	1,345	3,968
Miller Industries, Inc. (a)	8,914	103,046
Mueller Industries, Inc.	38,224	1,098,176
Mueller Water Products, Inc. Class B	116,137	1,011,553
NACCO Industries, Inc. Class A	5,002	405,412
Nordson Corp.	29,175	1,499,303
Omega Flex, Inc.	3,426	51,390
Oshkosh Co.	71,038	2,846,493
Paragon Technologies, Inc. (a)	1,565	9,484
Pentair, Inc.	92,880	3,029,746
Portec Rail Products, Inc.	5,406	56,925
RBC Bearings, Inc. (a)	22,455	754,488
Robbins & Myers, Inc.	25,382	864,257
Spire Corp. (a)	200	3,186
SPX Corp.	56,618	5,792,021
Sun Hydraulics Corp.	15,960	346,811
Tecumseh Products Co. Class A (non-vtg.) (a)	17,767	376,305
Tennant Co.	17,405	627,972
The L.S. Starrett Co. Class A	5,190	90,514
Timken Co.	74,582	2,247,156
Titan International, Inc.	23,935	813,551
Toro Co. (d)	36,128	1,740,647
TriMas Corp.	13,518	104,494
Trinity Industries, Inc. (d)	71,125	2,003,591
TurboChef Technologies, Inc. (a)(d)	22,172	188,462
Twin Disc, Inc.	12,210	247,375
Valmont Industries, Inc.	17,665	1,411,434
Wabash National Corp.	46,716	369,056
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Wabtec Corp.	43,865	$ 1,518,168
Watts Water Technologies, Inc. Class A (d)	25,624	710,297
Xerium Technologies, Inc.	21,467	107,550
		95,214,003
Marine - 0.3%
Alexander & Baldwin, Inc. (d)	39,208	1,726,720
American Commercial Lines, Inc. (a)(d)	48,129	818,193
Eagle Bulk Shipping, Inc. (d)	44,001	1,171,747
Excel Maritime Carriers Ltd. (d)	14,221	453,223
Genco Shipping & Trading Ltd.	22,224	1,294,992
Horizon Lines, Inc. Class A	32,349	652,479
International Shipholding Corp. (a)	4,464	85,084
Kirby Corp. (a)(d)	51,673	2,329,419
OceanFreight, Inc.	10,013	220,586
TBS International Ltd. Class A (a)(d)	9,962	343,091
		9,095,534
Road & Rail - 0.6%
AMERCO (a)(d)	7,255	378,058
Arkansas Best Corp. (d)	21,525	574,933
Avis Budget Group, Inc. (a)	98,204	1,122,472
Celadon Group, Inc. (a)	27,289	245,601
Con-way, Inc.	42,610	1,930,659
Covenant Transport Group, Inc. Class A (a)	4,491	35,344
Dollar Thrifty Automotive Group, Inc. (a)	20,712	297,424
Frozen Food Express Industries, Inc.	4,026	27,860
Genesee & Wyoming, Inc. Class A (a)	38,427	1,191,237
Heartland Express, Inc. (d)	66,575	930,719
Hertz Global Holdings, Inc. (a)	130,213	1,553,441
J.B. Hunt Transport Services, Inc.	88,505	2,422,382
Kansas City Southern (a)(d)	71,158	2,547,456
Knight Transportation, Inc. (d)	47,474	702,140
Landstar System, Inc.	53,189	2,466,906
Marten Transport Ltd. (a)	18,360	266,036
Old Dominion Freight Lines, Inc. (a)	30,609	834,095
P.A.M. Transportation Services, Inc. (a)	12,026	174,377
Patriot Transportation Holding, Inc. (a)	534	41,396
Quality Distribution, Inc. (a)	6,526	20,035
Saia, Inc. (a)	23,699	342,451
Universal Truckload Services, Inc. (a)	5,000	93,400
USA Truck, Inc. (a)	4,594	60,962
Werner Enterprises, Inc.	50,060	890,567
YRC Worldwide, Inc. (a)(d)	51,688	711,227
		19,861,178
Trading Companies & Distributors - 0.7%
Aceto Corp.	20,271	142,100
Aircastle Ltd.	42,316	871,710
Applied Industrial Technologies, Inc.	35,142	971,325
Beacon Roofing Supply, Inc. (a)	40,814	349,368

	Shares	Value
BlueLinx Corp. (d)	14,464	$ 78,684
Electro Rent Corp.	14,337	186,094
Empire Resources, Inc.	3,903	19,164
Fastenal Co. (d)	135,068	5,491,865
GATX Corp.	40,734	1,465,609
H&E Equipment Services, Inc. (a)	22,445	350,142
Houston Wire & Cable Co. (d)	15,402	223,329
Huttig Building Products, Inc. (a)	6,924	20,634
Interline Brands, Inc. (a)	28,956	514,548
Kaman Corp.	23,582	565,968
Lawson Products, Inc.	2,516	63,906
MSC Industrial Direct Co., Inc. Class A	43,933	1,782,801
NuCo2, Inc. (a)	17,247	476,535
Rush Enterprises, Inc. Class A (a)	37,813	560,389
TAL International Group, Inc.	21,941	457,909
Textainer Group Holdings Ltd.	12,459	183,646
UAP Holding Corp. (d)	46,675	1,796,988
United Rentals, Inc. (a)	74,570	1,498,857
Watsco, Inc. (d)	21,929	833,302
WESCO International, Inc. (a)	40,932	1,637,280
Willis Lease Finance Corp. (a)	2,246	27,850
		20,570,003
Transportation Infrastructure - 0.0%
Macquarie Infrastructure Co. LLC	37,538	1,257,898
Quixote Corp.	10,799	151,726
		1,409,624
TOTAL INDUSTRIALS		404,633,064
INFORMATION TECHNOLOGY - 13.3%
Communications Equipment - 1.3%
3Com Corp. (a)	367,515	1,209,124
Acme Packet, Inc. (a)	19,434	155,861
ADC Telecommunications, Inc. (a)	112,244	1,534,375
Adtran, Inc.	53,503	985,525
Airspan Networks, Inc. (a)	55,386	63,694
Alliance Fiber Optic Products, Inc. (a)	23,499	36,423
AltiGen Communications, Inc. (a)	1,965	3,105
Anaren, Inc. (a)	13,340	168,618
Arris Group, Inc. (a)	149,655	860,516
Aruba Networks, Inc.	29,767	166,993
Avanex Corp. (a)	199,217	161,565
Avici Systems, Inc.	20,518	157,373
Avocent Corp. (a)	46,008	769,714
Aware, Inc. (a)	10,854	43,307
Bel Fuse, Inc. Class B (non-vtg.)	12,174	331,985
BigBand Networks, Inc.	20,709	129,017
Black Box Corp.	18,367	569,377
Blue Coat Systems, Inc. (a)	33,065	776,366
Bookham, Inc. (a)	57,200	83,512
Comarco, Inc.	2,807	12,940
CommScope, Inc. (a)	62,456	2,615,657
Communications Systems, Inc.	2,049	23,195
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Comtech Telecommunications Corp. (a)	21,525	$ 933,755
Digi International, Inc. (a)	32,262	339,719
Ditech Networks, Inc. (a)	24,840	67,813
Dycom Industries, Inc. (a)	41,110	470,298
EchoStar Holding Corp. Class A (a)	38,406	1,538,544
EFJ, Inc. (a)	12,549	16,941
EMS Technologies, Inc. (a)	13,418	386,304
Endwave Corp. (a)	18,064	126,448
Entrada Networks, Inc. (a)	292	0
eOn Communications Corp. (a)	3,013	1,386
Extreme Networks, Inc. (a)	110,073	331,320
Ezenia!, Inc. (a)	2,900	2,001
F5 Networks, Inc. (a)	83,346	1,846,947
Finisar Corp. (a)	237,565	382,480
Foundry Networks, Inc. (a)	123,296	1,463,524
Globecomm Systems, Inc. (a)	18,319	161,390
Harmonic, Inc. (a)	90,519	806,524
Harris Corp.	130,263	6,360,742
Harris Stratex Networks, Inc. Class A (a)	25,381	254,825
Hughes Communications, Inc. (a)	2,184	102,058
Infinera Corp.	66,759	779,745
InterDigital, Inc. (a)(d)	46,613	810,600
ISCO International, Inc. (a)	19,929	3,986
Ixia (a)	47,514	356,830
KVH Industries, Inc. (a)	19,517	169,408
Lantronix, Inc. (a)	17,964	12,934
Loral Space & Communications Ltd. (a)	12,027	291,775
MasTec, Inc. (a)	45,917	399,937
MRV Communications, Inc. (a)	91,561	146,498
NETGEAR, Inc. (a)	35,151	766,995
Network Engines, Inc. (a)	9,093	13,094
Network Equipment Technologies, Inc. (a)	26,253	149,642
Nextwave Wireless, Inc. (a)(d)	46,937	252,990
NMS Communications Corp. (a)	36,033	45,762
NumereX Corp. Class A (a)	4,959	39,474
Occam Networks, Inc. (a)	8,924	51,759
Oplink Communications, Inc. (a)	24,767	307,854
Opnext, Inc.	21,452	99,108
Optelecom Nkf, Inc. (a)	1,053	7,887
Optical Cable Corp. (a)	1,228	5,047
Optium Corp. (a)	14,784	101,418
ORBCOMM, Inc. (a)(d)	31,095	177,242
Packeteer, Inc. (a)	33,076	147,850
Parkervision, Inc. (a)(d)	28,207	245,119
PC-Tel, Inc. (a)	22,837	152,551
Pegasus Wireless Corp. warrants 8/11/08 (a)	4,310	1
Performance Technologies, Inc. (a)	4,304	20,186
Plantronics, Inc.	44,599	841,137
Polycom, Inc. (a)	87,526	1,908,067
Powerwave Technologies, Inc. (a)	111,385	318,561

	Shares	Value
Proxim Wireless Corp. (a)	2,250	$ 2,228
Radyne Corp. (a)	20,583	188,129
Riverbed Technology, Inc. (a)	50,088	1,004,765
SCM Microsystems, Inc. (a)	4,117	12,269
SeaChange International, Inc. (a)	31,672	186,865
ShoreTel, Inc.	12,518	66,596
Sonus Networks, Inc. (a)(d)	227,117	754,028
Starent Networks Corp. (d)	28,090	441,856
Sycamore Networks, Inc. (a)	185,978	649,063
Symmetricom, Inc. (a)	44,266	151,390
Tekelec (a)	62,915	749,318
Telkonet, Inc. (a)(d)	34,540	28,323
Telular Corp. (a)	14,093	49,607
Tollgrade Communications, Inc. (a)	15,734	86,852
UTStarcom, Inc. (a)(d)	98,847	278,749
Veramark Technologies, Inc. (a)	1,700	1,360
ViaSat, Inc. (a)	29,918	627,380
Vyyo, Inc. (a)(d)	7,423	10,763
Wegener Corp. (a)	11,602	10,674
Westell Technologies, Inc. Class A (a)	93,476	164,518
WJ Communications, Inc. (a)	17,073	12,293
Zhone Technologies, Inc. (a)	173,196	187,052
		40,738,796
Computers & Peripherals - 1.2%
ActivIdentity Corp. (a)	30,377	93,257
Adaptec, Inc. (a)	145,519	385,625
Ampex Corp. Class A (a)	1,884	3,485
Avid Technology, Inc. (a)(d)	39,194	955,158
Brocade Communications Systems, Inc. (a)(d)	369,633	2,842,478
Concurrent Computer Corp. (a)	79,110	63,288
CopyTele, Inc. (a)	16,655	16,655
Cray, Inc. (a)	29,711	139,939
Data Domain, Inc.	23,500	499,140
Datalink Corp. (a)	2,058	8,335
Dataram Corp.	3,649	11,969
Diebold, Inc.	63,048	1,520,718
Dot Hill Systems Corp. (a)	30,475	109,101
Electronics for Imaging, Inc. (a)	53,247	801,900
Emulex Corp. (a)	83,779	1,246,632
FOCUS Enhancements, Inc. (a)	7,672	3,000
Hauppauge Digital, Inc. (a)	4,117	17,703
Hutchinson Technology, Inc. (a)	27,474	461,563
Hypercom Corp. (a)	60,574	224,730
Imation Corp.	31,408	708,250
Immersion Corp. (a)	32,589	274,725
InFocus Corp. (a)	16,952	30,344
Innovex, Inc. (a)	4,552	1,457
Intermec, Inc. (a)(d)	45,598	1,004,980
Interphase Corp. (a)	2,203	12,557
Intevac, Inc. (a)	25,932	332,967
Iomega Corp. (a)	46,398	141,514
Isilon Systems, Inc. (a)(d)	26,704	149,809
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
LaserCard Corp. (a)(d)	11,480	$ 106,534
Mobility Electronics, Inc. (a)	18,109	24,628
NCR Corp. (a)	167,811	3,718,692
Novatel Wireless, Inc. (a)	33,008	349,225
Overland Storage, Inc. (a)	6,049	8,106
Palm, Inc. (d)	91,166	589,844
Presstek, Inc. (a)	39,299	184,705
Qualstar Corp.	2,735	9,573
Quantum Corp. (a)	171,906	429,765
Rackable Systems, Inc. (a)(d)	33,538	309,891
Rimage Corp. (a)	10,658	245,347
Seagate Technology	509,143	10,982,215
Silicon Graphics, Inc. (a)(d)	8,036	126,728
Socket Communications, Inc. (a)	8,047	5,874
STEC, Inc. (a)	16,223	118,103
Stratasys, Inc. (a)(d)	23,546	441,723
Super Micro Computer, Inc.	20,000	179,600
Synaptics, Inc. (a)(d)	24,420	654,212
Transact Technologies, Inc. (a)	2,830	13,810
ViewCast.com, Inc. (a)	10,386	2,908
Western Digital Corp. (a)	210,129	6,486,682
Zoom Technologies, Inc. (a)	5,240	2,987
		37,052,431
Electronic Equipment & Instruments - 2.0%
Acacia Research Corp. - Acacia Technologies (a)(d)	28,810	188,129
Advanced Photonix, Inc. Class A (a)(d)	11,134	16,701
Aetrium, Inc. (a)	100	469
Agilysys, Inc.	29,348	371,839
Allied Motion Technologies, Inc. (a)	3,555	17,455
American Technology Corp. (a)	2,713	5,643
Amphenol Corp. Class A	161,134	5,957,124
Anixter International, Inc. (a)(d)	28,729	1,878,589
Arrow Electronics, Inc. (a)	112,523	3,669,375
Avnet, Inc. (a)	133,880	4,513,095
AVX Corp.	47,849	600,026
Axcess, Inc. (a)	6,529	9,075
Bell Industries, Inc. (a)	7,298	5,838
Bell Microproducts, Inc. (a)	21,017	70,407
Benchmark Electronics, Inc. (a)	70,653	1,186,970
Brightpoint, Inc. (a)	43,183	446,512
CalAmp Corp. (a)	25,303	69,077
Checkpoint Systems, Inc. (a)	37,743	913,381
Clearfield, Inc. (a)	3,836	3,798
Cogent, Inc. (a)(d)	46,583	465,830
Cognex Corp.	38,437	742,987
Comverge, Inc.	10,552	148,361
CPI International, Inc. (a)	8,558	89,003
CTS Corp.	33,602	325,939
CyberOptics Corp. (a)	11,204	116,746
Daktronics, Inc. (d)	35,884	620,076

	Shares	Value
Daystar Technologies, Inc. (a)(d)	55,291	$ 178,037
DDi Corp. (a)	20,393	101,353
Dolby Laboratories, Inc. Class A (a)	40,316	1,783,983
DTS, Inc. (a)(d)	18,680	454,484
Echelon Corp. (a)(d)	36,963	415,094
Electro Scientific Industries, Inc. (a)	32,818	531,323
En Pointe Technologies, Inc. (a)	2,994	7,096
Entorian Technologies, Inc. (a)	7,258	10,234
Excel Technology, Inc. (a)	13,164	339,368
FARO Technologies, Inc. (a)	18,076	591,989
FLIR Systems, Inc. (a)	123,834	3,524,316
Frequency Electronics, Inc.	1,170	10,050
Gerber Scientific, Inc. (a)	34,143	297,044
Giga-Tronics, Inc. (a)	4,585	6,786
GTSI Corp. (a)	3,743	30,767
I. D. Systems Inc. (a)(d)	11,645	83,145
Ingram Micro, Inc. Class A (a)	138,467	2,114,391
InPlay Technologies, Inc. (a)	4,023	4,063
Insight Enterprises, Inc. (a)	52,859	926,618
Intelli-Check, Inc. (a)	1,429	4,430
IPG Photonics Corp. (a)	19,950	340,547
Iteris, Inc. (a)	4,304	11,621
Itron, Inc. (a)(d)	28,748	2,740,547
Jaco Electronics, Inc. (a)	3,836	4,526
Keithley Instruments, Inc.	19,213	173,878
KEMET Corp. (a)(d)	91,290	452,798
L-1 Identity Solutions, Inc. (a)(d)	71,393	853,860
LeCroy Corp. (a)	12,897	101,757
LightPath Technologies, Inc. Class A (a)	1,150	2,151
Littelfuse, Inc. (a)	20,342	634,060
LoJack Corp. (a)	17,896	223,342
Lumera Corp. (a)(d)	13,075	31,119
Maxwell Technologies, Inc. (a)(d)	22,337	232,528
MDI, Inc. (a)	7,859	4,323
Measurement Specialties, Inc. (a)	15,913	282,137
Mechanical Technology, Inc. (a)	9,637	6,842
Mercury Computer Systems, Inc. (a)	28,979	185,755
Merix Corp. (a)	15,740	42,813
Mesa Laboratories, Inc.	4,207	100,968
Methode Electronics, Inc. Class A	31,984	340,630
Mettler-Toledo International, Inc. (a)	33,171	3,240,807
Micronetics, Inc. (a)	3,743	30,655
MTS Systems Corp.	18,579	579,479
Multi-Fineline Electronix, Inc. (a)	6,965	148,146
Napco Security Systems, Inc. (a)(d)	17,472	96,096
National Instruments Corp.	54,468	1,408,542
NetList, Inc. (a)	15,000	20,850
Newport Corp. (a)	32,507	341,649
NU Horizons Electronics Corp. (a)	14,521	86,255
OSI Systems, Inc. (a)	13,701	289,776
Par Technology Corp. (a)	6,450	50,891
Park Electrochemical Corp.	16,110	379,391
PC Connection, Inc. (a)	13,930	138,325
Perceptron, Inc. (a)	2,600	30,680
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Photon Dynamics, Inc. (a)	24,728	$ 255,935
Planar Systems, Inc. (a)	18,106	84,374
Plexus Corp. (a)	45,355	1,123,443
RadiSys Corp. (a)	24,357	231,635
RAE Systems, Inc. (a)	46,052	105,920
Research Frontiers, Inc. (a)(d)	22,011	166,183
RF Industries Ltd.	2,339	12,701
RF Monolithics, Inc. (a)	3,462	18,383
Richardson Electronics Ltd.	33,307	143,886
Rofin-Sinar Technologies, Inc. (a)	28,810	1,134,250
Rogers Corp. (a)	18,502	586,143
Sanmina-SCI Corp. (a)	555,153	916,002
ScanSource, Inc. (a)	23,128	785,658
Sielox, Inc. (a)	5,600	1,512
Sigmatron International, Inc. (a)	762	5,502
SMART Modular Technologies (WWH), Inc. (a)	33,557	222,818
Spectrum Control, Inc. (a)	14,200	127,942
StockerYale, Inc. (a)	2,400	1,536
SYNNEX Corp. (a)	18,111	376,890
Tech Data Corp. (a)	62,236	2,075,571
Technitrol, Inc.	41,833	920,744
Tessco Technologies, Inc. (a)	4,000	65,160
Trimble Navigation Ltd. (a)	114,481	3,129,911
TTM Technologies, Inc. (a)	43,404	478,312
Universal Display Corp. (a)(d)	34,146	581,848
Vicon Industries, Inc. (a)	18,575	101,234
Vishay Intertechnology, Inc. (a)	158,088	1,443,343
X-Rite, Inc. (a)	41,424	339,263
Zones, Inc. (a)	3,275	30,392
Zygo Corp. (a)	17,642	224,759
		63,146,010
Internet Software & Services - 0.9%
Access Integrated Technologies, Inc. Class A (a)(d)	30,643	72,317
Answers Corp. (a)(d)	6,496	39,756
Ariba, Inc. (a)(d)	77,945	695,269
Art Technology Group, Inc. (a)	135,173	456,885
Autobytel, Inc. (a)	47,104	127,181
Bankrate, Inc. (a)(d)	12,873	544,013
Bidz.com, Inc. (a)(d)	8,406	85,909
Chordiant Software, Inc. (a)	23,568	135,752
CMGI, Inc. (a)	42,760	491,312
CNET Networks, Inc. (a)(d)	140,966	1,023,413
Communication Intelligence Corp. (a)	7,900	1,462
comScore, Inc.	5,331	109,925
Constant Contact, Inc. (d)	9,084	161,695
DealerTrack Holdings, Inc. (a)	37,442	766,438
deltathree, Inc. (a)	4,398	1,803
Dice Holdings, Inc.	11,816	85,902
Digital River, Inc. (a)	38,827	1,266,925

	Shares	Value
DivX, Inc. (a)(d)	22,515	$ 221,322
EarthLink, Inc. (a)	111,671	807,381
EasyLink Services International Corp. (a)	3,400	9,588
EDGAR Online, Inc. (a)	3,836	10,300
Entrust, Inc. (a)	55,731	139,885
Equinix, Inc. (a)(d)	30,864	2,140,418
Goldleaf Financial Solutions, Inc. (a)	12,407	33,003
Greenfield Online, Inc. (a)	24,215	327,629
I-Many, Inc. (a)	9,263	25,751
iBasis, Inc.	25,502	103,538
iMergent, Inc. (d)	8,356	91,916
InfoSpace, Inc.	29,787	303,530
Innodata Isogen, Inc. (a)	7,485	41,168
InsWeb Corp. (a)	283	3,155
Internap Network Services Corp. (a)(d)	52,295	366,065
Internet America, Inc. (a)	6,082	4,379
Internet Capital Group, Inc. (a)	40,804	354,995
Interwoven, Inc. (a)	36,638	496,445
iPass, Inc. (a)	58,644	163,030
j2 Global Communications, Inc. (a)(d)	49,083	1,056,266
Jupiter Media Metrix, Inc. (a)	14,700	0
Jupitermedia Corp. (a)(d)	31,939	105,079
Keynote Systems, Inc. (a)(d)	23,393	253,580
Kintera, Inc. (a)	6,752	6,347
Limelight Networks, Inc. (d)	37,810	176,951
Liquidity Services, Inc. (a)	19,229	185,944
LivePerson, Inc. (a)	43,962	149,910
LoopNet, Inc. (a)(d)	30,820	368,915
Marchex, Inc. Class B (d)	28,914	255,311
MIVA, Inc. (a)	33,689	70,747
Move, Inc. (a)	151,118	379,306
NaviSite, Inc. (a)	8,077	32,793
NIC, Inc.	50,395	303,378
Omniture, Inc. (a)(d)	47,694	1,096,008
On2.Com, Inc. (a)(d)	162,348	173,712
Online Resources Corp. (a)	30,274	310,006
Onstream Media Corp. (a)	1,100	858
Onvia.com, Inc. (a)	1,133	8,554
Openwave Systems, Inc.	93,277	192,151
Optio Software, Inc. (a)	3,200	4,000
Perficient, Inc. (a)	33,787	285,500
PlanetOut, Inc. (a)	1,261	4,767
RealNetworks, Inc. (a)	101,380	593,073
S1 Corp. (a)	55,793	395,014
Saba Software, Inc. (a)	24,380	83,136
SAVVIS, Inc. (a)(d)	25,609	497,583
Selectica, Inc. (a)	7,017	10,315
SonicWALL, Inc. (a)	65,928	549,180
Supportsoft, Inc. (a)	35,140	123,341
Switch & Data Facilities Co., Inc.	22,752	237,758
TechTarget, Inc.	6,000	69,720
Terremark Worldwide, Inc. (a)	39,407	197,035
The Knot, Inc. (a)(d)	25,433	293,751
The Sedona Corp. (a)	8,300	1,004
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
TheStreet.com, Inc.	23,106	$ 209,340
Think Partnership, Inc. (a)	31,103	31,725
Travelzoo, Inc. (a)	7,829	79,073
Tumbleweed Communications Corp. (a)	69,582	89,065
United Online, Inc.	60,721	605,996
US Dataworks, Inc. (a)	4,512	654
ValueClick, Inc. (a)	91,965	1,775,844
Vignette Corp. (a)	26,195	331,367
VistaPrint Ltd. (a)(d)	40,002	1,256,863
Vocus, Inc. (a)	16,061	394,458
WebMD Health Corp. Class A (a)(d)	9,120	254,083
Websense, Inc. (a)	43,751	851,832
Website Pros, Inc. (a)	31,630	349,195
Zix Corp. (a)(d)	83,740	328,261
		26,738,204
IT Services - 2.6%
Accenture Ltd. Class A	546,360	19,259,190
Acxiom Corp.	63,294	804,467
Alliance Data Systems Corp. (a)(d)	72,086	3,649,714
Analysts International Corp. (a)	9,684	12,977
Applied Digital Solutions, Inc. (a)	52,828	43,847
BearingPoint, Inc. (a)	199,355	322,955
Broadridge Financial Solutions, Inc.	131,439	2,517,057
CACI International, Inc. Class A (a)	27,719	1,210,212
Cass Information Systems, Inc.	4,950	138,600
Ciber, Inc. (a)	62,222	286,221
Computer Task Group, Inc. (a)	11,529	48,537
CSG Systems International, Inc. (a)	42,838	486,211
CSP, Inc. (a)	3,555	21,614
CyberSource Corp. (a)	63,856	932,936
DST Systems, Inc. (a)(d)	44,937	3,157,274
Edgewater Technology, Inc. (a)	4,972	29,832
Electronic Clearing House, Inc. (a)	10,439	177,254
eLoyalty Corp. (a)	4,735	48,534
Enherent Corp. (a)	8,200	631
ePresence, Inc. (a)	5,520	0
Euronet Worldwide, Inc. (a)(d)	43,979	949,946
ExlService Holdings, Inc. (a)	14,112	301,009
Forrester Research, Inc. (a)	15,786	420,539
Gartner, Inc. Class A (a)	67,013	1,267,216
Genpact Ltd.	54,500	831,125
Gevity HR, Inc.	18,970	132,411
Global Cash Access Holdings, Inc. (a)	43,141	227,353
Global Payments, Inc.	75,227	2,984,255
Hackett Group, Inc. (a)	44,735	181,177
Heartland Payment Systems, Inc. (d)	23,930	527,178
Hewitt Associates, Inc. Class A (a)	91,960	3,628,742
iGate Corp. (a)	37,687	298,481
infoUSA, Inc.	35,867	272,948
Integral Systems, Inc.	13,573	330,367
INX, Inc. (a)	7,038	56,304

	Shares	Value
Iron Mountain, Inc. (a)	175,116	$ 5,267,489
Lionbridge Technologies, Inc. (a)	47,040	166,992
ManTech International Corp. Class A (a)	16,498	727,232
MasterCard, Inc. Class A (d)	67,802	12,882,380
Maximus, Inc.	21,263	772,272
Metavante Holding Co. (a)	104,900	2,273,183
MoneyGram International, Inc.	85,260	312,052
MPS Group, Inc. (a)	95,492	1,088,609
MTM Technologies, Inc. (a)	1,200	540
NCI, Inc. Class A (a)	6,000	106,320
NeuStar, Inc. Class A (a)	70,532	1,809,851
New Century Equity Holdings Corp. (a)	5,500	880
Newtek Business Services, Inc. (a)	5,503	5,943
Perot Systems Corp. Class A (a)	85,425	1,178,011
PFSweb, Inc. (a)	13,371	13,104
Rainmaker Systems, Inc. (a)	15,480	44,428
RightNow Technologies, Inc. (a)	25,654	293,225
Safeguard Scientifics, Inc. (a)	102,664	158,103
SAIC, Inc. (a)	106,205	2,024,267
Sapient Corp. (a)	82,546	609,189
SI International, Inc. (a)	17,883	444,929
SM&A (a)	4,117	25,484
SRA International, Inc. Class A (a)	38,343	920,232
StarTek, Inc. (a)	4,563	39,287
Storage Engine, Inc. (a)	500	0
Sykes Enterprises, Inc. (a)	35,265	592,099
Syntel, Inc.	13,822	376,373
Technology Solutions Co. (a)	479	1,250
TechTeam Global, Inc. (a)	6,114	53,498
The Management Network Group, Inc. (a)	14,649	31,349
TNS, Inc.	28,549	509,600
TSR, Inc.	4,079	17,132
VeriFone Holdings, Inc. (a)(d)	61,134	1,262,417
WidePoint Corp. (a)	5,600	7,000
WPCS International, Inc. (a)	8,000	51,840
Wright Express Corp. (a)	36,836	1,066,034
Zanett, Inc. (a)	5,579	3,236
		80,692,944
Office Electronics - 0.1%
Zebra Technologies Corp. Class A (a)	67,734	2,256,897
Semiconductors & Semiconductor Equipment - 2.2%
8X8, Inc. (a)(d)	9,978	10,477
Actel Corp. (a)	31,263	370,467
Advanced Analogic Technologies, Inc. (a)	48,433	314,815
Advanced Energy Industries, Inc. (a)	32,839	420,996
AMIS Holdings, Inc. (a)	62,731	427,825
Amkor Technology, Inc. (a)	91,404	1,070,341
Amtech Systems, Inc. (a)	4,491	56,003
ANADIGICS, Inc. (a)(d)	56,555	398,147
Applied Micro Circuits Corp. (a)	60,922	452,650
Asyst Technologies, Inc. (a)	35,628	125,411
Atheros Communications, Inc. (a)	52,610	1,279,475
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Atmel Corp. (a)	407,468	$ 1,324,271
ATMI, Inc. (a)	31,888	871,818
AuthenTec, Inc.	20,883	211,962
Axcelis Technologies, Inc. (a)	97,665	561,574
AXT, Inc. (a)	32,208	177,788
Brooks Automation, Inc. (a)	68,568	691,165
Cabot Microelectronics Corp. (a)(d)	20,422	683,933
California Micro Devices Corp. (a)	27,193	87,018
Catalyst Semiconductor, Inc. (a)	7,298	29,265
Cavium Networks, Inc. (d)	19,042	270,777
Centillium Communications, Inc. (a)	84,859	60,250
Ceva, Inc. (a)	31,474	268,473
Cirrus Logic, Inc. (a)	75,191	386,482
Cohu, Inc.	26,971	421,826
Conexant Systems, Inc. (a)	419,658	222,419
Credence Systems Corp. (a)	83,523	118,603
Cree, Inc. (a)(d)	77,116	2,382,884
Cymer, Inc. (a)	33,055	936,448
Cypress Semiconductor Corp. (a)	143,981	3,130,147
Diodes, Inc. (a)	27,235	614,694
DSP Group, Inc. (a)	40,671	471,784
Eagle Test Systems, Inc. (a)	15,535	162,651
Electroglas, Inc. (a)	6,456	11,104
EMCORE Corp. (a)(d)	39,850	440,343
Entegris, Inc. (a)	116,636	822,284
ESS Technology, Inc. (a)	12,644	19,219
Exar Corp. (a)	42,807	336,463
Fairchild Semiconductor International, Inc. (a)	106,176	1,183,862
FEI Co. (a)(d)	36,981	754,043
FormFactor, Inc. (a)	45,673	818,917
FSI International, Inc. (a)	31,373	51,138
Hi/fn, Inc. (a)	3,346	18,370
Hittite Microwave Corp. (a)	13,967	462,447
Ibis Technology Corp. (a)	5,001	1,900
Ikanos Communications, Inc. (a)	35,716	162,865
Integrated Device Technology, Inc. (a)	177,700	1,490,903
Integrated Silicon Solution, Inc. (a)	27,319	163,094
International Rectifier Corp. (a)	67,225	1,530,713
Intersil Corp. Class A	123,570	2,875,474
IXYS Corp. (a)	22,486	158,526
Kopin Corp. (a)	52,672	143,268
Kulicke & Soffa Industries, Inc. (a)(d)	55,666	286,680
Lam Research Corp. (a)	121,501	4,889,200
Lattice Semiconductor Corp. (a)	122,787	316,790
Leadis Technology, Inc. (a)	36,160	71,597
Logic Devices, Inc. (a)	8,982	9,701
LogicVision, Inc. (a)	5,047	3,578
LTX Corp. (a)	55,917	181,730
Marvell Technology Group Ltd. (a)	433,755	4,905,769

	Shares	Value
Mattson Technology, Inc. (a)	59,441	$ 353,080
Micrel, Inc.	45,500	334,425
Micro Component Technology, Inc. (a)	6,643	698
Microsemi Corp. (a)	66,047	1,436,522
Microtune, Inc. (a)	62,874	316,885
Mindspeed Technologies, Inc. (a)	73,473	42,614
MIPS Technologies, Inc. (a)	61,059	226,529
MKS Instruments, Inc. (a)	48,188	968,097
Monolithic Power Systems, Inc. (a)	21,668	360,556
MoSys, Inc. (a)(d)	21,647	101,741
Nanometrics, Inc. (a)	3,555	22,645
NeoMagic Corp. (a)	2,507	3,309
Netlogic Microsystems, Inc. (a)(d)	19,098	450,713
NVE Corp. (a)(d)	3,977	101,414
Omnivision Technologies, Inc. (a)(d)	50,503	800,978
ON Semiconductor Corp. (a)(d)	286,096	1,716,576
PDF Solutions, Inc. (a)	29,912	170,498
Pericom Semiconductor Corp. (a)	29,067	387,463
Photronics, Inc. (a)	45,499	458,175
Pixelworks, Inc. (a)	25,246	19,187
PLX Technology, Inc. (a)	37,123	239,815
PMC-Sierra, Inc. (a)(d)	210,600	1,008,774
QuickLogic Corp. (a)	5,545	16,580
Rambus, Inc. (a)(d)	93,839	1,691,917
Ramtron International Corp. (a)	4,828	18,926
RF Micro Devices, Inc. (a)(d)	250,018	787,557
Rudolph Technologies, Inc. (a)	23,492	204,615
Semitool, Inc. (a)(d)	27,663	217,431
Semtech Corp. (a)	73,322	934,122
Sigma Designs, Inc. (a)(d)	25,616	754,391
SigmaTel, Inc. (a)	51,235	149,094
Silicon Image, Inc. (a)	82,230	376,613
Silicon Laboratories, Inc. (a)(d)	49,225	1,523,514
Silicon Storage Technology, Inc. (a)	69,338	196,227
SiRF Technology Holdings, Inc. (a)(d)	49,424	319,773
Skyworks Solutions, Inc. (a)	158,592	1,309,970
Spansion, Inc. Class A (a)	73,689	202,645
SRS Labs, Inc. (a)	19,110	84,084
Standard Microsystems Corp. (a)	20,796	589,567
Supertex, Inc. (a)(d)	11,908	246,496
Techwell, Inc. (a)	25,794	257,424
Tegal Corp. (a)	888	4,777
Tessera Technologies, Inc. (a)	45,972	1,083,100
Transwitch Corp. (a)	129,236	84,003
Trident Microsystems, Inc. (a)	51,930	259,131
TriQuint Semiconductor, Inc. (a)	136,950	646,404
Ultra Clean Holdings, Inc. (a)	19,832	190,387
Ultratech, Inc. (a)(d)	26,400	254,232
Varian Semiconductor Equipment Associates, Inc. (a)	82,465	2,785,668
Veeco Instruments, Inc. (a)(d)	26,553	411,572
Virage Logic Corp. (a)	6,362	40,844
Volterra Semiconductor Corp. (a)	28,282	244,639
White Electronic Designs Corp. (a)	5,571	23,342
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Zilog, Inc. (a)	8,368	$ 27,949
Zoran Corp. (a)	46,018	631,827
		67,212,332
Software - 3.0%
ACI Worldwide, Inc. (d)	31,639	558,745
Activision, Inc. (a)	277,161	7,552,637
Actuate Corp. (a)	69,217	332,242
Adept Technology, Inc. (a)	1,291	11,774
Advent Software, Inc. (a)(d)	17,829	801,235
American Software, Inc. Class A	22,733	193,231
Ansoft Corp. (a)	13,234	321,851
Ansys, Inc. (a)	74,779	2,794,491
ARI Network Services, Inc. (a)	2,620	4,664
Aspen Technology, Inc. (a)	58,790	658,448
Atari, Inc. (a)	4,056	6,652
Authentidate Holding Corp. (a)	8,307	5,898
Avatech Solutions, Inc. (a)	735	647
AXS-One, Inc. (a)	5,614	2,470
BEA Systems, Inc. (a)	374,796	7,147,360
Bitstream, Inc. Class A (a)	3,682	19,515
Blackbaud, Inc.	42,636	1,114,505
Blackboard, Inc. (a)	24,263	698,047
Borland Software Corp. (a)	89,834	175,176
Bottomline Technologies, Inc. (a)	31,276	401,584
BSQUARE Corp. (a)	2,830	12,226
Cadence Design Systems, Inc. (a)	253,566	2,692,871
Callidus Software, Inc. (a)	15,599	76,591
CAM Commerce Solutions, Inc.	1,965	74,041
Captaris, Inc. (a)	19,666	68,241
Catapult Communications Corp. (a)	20,366	127,084
CommVault Systems, Inc. (a)	33,219	465,066
Concur Technologies, Inc. (a)	41,040	1,200,010
Convera Corp. Class A (a)(d)	32,212	61,203
DATATRAK International, Inc. (a)	9,664	17,299
Datawatch Corp. (a)	3,120	10,764
Deltek, Inc.	8,835	113,530
DemandTec, Inc.	6,000	60,900
Digimarc Corp. (a)	26,885	241,158
Double-Take Software, Inc. (a)	16,543	171,882
Dynamics Research Corp. (a)	2,901	28,024
ebix.com, Inc. (a)	421	31,996
Epicor Software Corp. (a)	46,370	513,316
EPIQ Systems, Inc. (a)	39,988	543,837
eSpeed, Inc. Class A (a)	34,859	404,713
Evans & Sutherland Computer Corp. (a)	4,929	4,978
Evolving Systems, Inc. (a)	3,885	9,052
FactSet Research Systems, Inc.	42,164	2,219,513
Fair Isaac Corp.	53,352	1,237,766
FalconStor Software, Inc. (a)(d)	35,338	294,012
Glu Mobile, Inc. (d)	12,704	59,963
GSE Systems, Inc. (a)	1,893	19,498

	Shares	Value
Guardian Technologies International (a)	560	$ 364
i2 Technologies, Inc. (a)(d)	19,061	247,793
Informatica Corp. (a)	84,775	1,480,172
Interactive Intelligence, Inc. (a)	11,678	166,528
Intervoice, Inc. (a)	50,024	353,670
Jack Henry & Associates, Inc.	80,863	1,902,706
JDA Software Group, Inc. (a)	31,778	542,450
Lawson Software, Inc. (a)(d)	138,784	1,082,515
Logility, Inc. (a)	7,206	78,690
Macrovision Corp. (a)(d)	53,821	822,923
Magma Design Automation, Inc. (a)	41,993	412,371
Majesco Entertainment Co. (a)	18,551	22,261
Manhattan Associates, Inc. (a)	26,126	576,340
McAfee, Inc. (a)	146,194	4,863,874
Mentor Graphics Corp. (a)	82,538	751,096
MICROS Systems, Inc. (a)(d)	76,864	2,462,723
MicroStrategy, Inc. Class A (a)	8,650	575,398
Midway Games, Inc. (a)(d)	19,693	39,386
Moldflow Corp. (a)	13,430	223,744
Monotype Imaging Holdings, Inc.	14,361	195,740
MSC.Software Corp. (a)	49,187	623,199
Napster, Inc. (a)	25,066	46,121
NAVTEQ Corp. (a)	92,025	6,897,274
NetManage, Inc. (a)	1,259	5,980
NetScout Systems, Inc. (a)	30,257	281,088
NetSol Technologies, Inc. (a)	880	1,742
Nuance Communications, Inc. (a)	144,521	2,377,370
OpenTV Corp. Class A (a)	89,696	120,193
Opnet Technologies, Inc. (a)	18,393	146,408
Parametric Technology Corp. (a)	102,338	1,566,795
Peerless Systems Corp. (a)	6,456	12,912
Pegasystems, Inc.	16,702	156,999
Pervasive Software, Inc. (a)	3,743	14,336
Phoenix Technologies Ltd. (a)	29,298	483,710
Plato Learning, Inc. (a)	26,002	98,808
Progress Software Corp. (a)	38,049	1,085,918
PROS Holdings, Inc.	20,929	270,612
QAD, Inc.	13,833	120,900
Quality Systems, Inc.	15,811	515,122
Quest Software, Inc. (a)	55,137	784,600
Radiant Systems, Inc. (a)	26,420	377,278
Red Hat, Inc. (a)	180,887	3,225,215
Renaissance Learning, Inc.	1,747	22,991
Salary.com, Inc.	11,000	80,190
Salesforce.com, Inc. (a)	94,126	5,621,205
Scientific Learning Corp. (a)	3,264	16,353
Secure Computing Corp. (a)(d)	54,971	446,365
Simulations Plus, Inc. (a)	24,000	65,280
Smith Micro Software, Inc. (a)(d)	23,714	121,416
Solera Holdings, Inc.	56,176	1,333,056
Sona Mobile Holdings Corp. (a)	2,400	864
Sonic Foundry, Inc. (a)	10,711	8,033
Sonic Solutions, Inc. (a)(d)	36,717	331,555
Sourcefire, Inc. (d)	11,817	70,902
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
SourceForge, Inc. (a)	41,920	$ 72,102
SPSS, Inc. (a)	19,956	758,927
StorageNetworks, Inc. (a)	29,377	0
SumTotal Systems, Inc. (a)	15,011	68,150
Sybase, Inc. (a)	81,056	2,157,711
Synchronoss Technologies, Inc. (a)(d)	17,924	288,218
Synopsys, Inc. (a)	139,224	3,231,389
Synplicity, Inc. (a)	6,924	38,428
Take-Two Interactive Software, Inc. (a)(d)	72,878	1,931,267
Taleo Corp. Class A (a)	18,000	343,080
TeleCommunication Systems, Inc. Class A (a)	34,846	108,023
THQ, Inc. (a)	64,420	1,205,298
TIBCO Software, Inc. (a)	179,146	1,262,979
Tyler Technologies, Inc. (a)	40,070	554,970
Ultimate Software Group, Inc. (a)	23,707	646,253
Unica Corp. (a)	7,764	58,463
Vasco Data Security International, Inc. (a)	26,503	293,123
Versant Corp. (a)	5,415	156,439
Vertical Communications, Inc. (a)	1,066	531
VirnetX Holding Corp. (a)	1,100	5,500
VMware, Inc. Class A (d)	35,298	2,070,934
Voxware, Inc. (a)	43	204
Wave Systems Corp. Class A (a)(d)	4,905	6,327
Wind River Systems, Inc. (a)	75,126	543,161
		93,493,717
TOTAL INFORMATION TECHNOLOGY		411,331,331
MATERIALS - 5.8%
Chemicals - 2.7%
A. Schulman, Inc.	23,241	475,046
ADA-ES, Inc. (a)	6,212	66,468
Airgas, Inc.	67,076	3,259,223
Albemarle Corp.	71,408	2,709,220
Altair Nanotechnologies, Inc. (a)(d)	91,411	272,405
American Pacific Corp. (a)	6,762	108,936
American Vanguard Corp.	24,106	364,242
Arch Chemicals, Inc.	23,394	816,685
Balchem Corp.	14,994	300,480
Cabot Corp.	57,159	1,566,157
Calgon Carbon Corp. (a)(d)	37,486	612,521
Celanese Corp. Class A	145,135	5,645,752
CF Industries Holdings, Inc.	47,210	5,763,397
Chemtura Corp.	238,446	1,969,564
Cytec Industries, Inc.	38,195	2,187,810
Eden Bioscience Corp. (a)	1,247	1,746
Ferro Corp.	39,890	642,229
Flotek Industries, Inc. (a)	14,368	326,585
FMC Corp.	68,258	3,864,085
GenTek, Inc. (a)(d)	9,509	261,498

	Shares	Value
Georgia Gulf Corp. (d)	33,843	$ 205,089
H.B. Fuller Co.	59,759	1,359,517
Hawkins, Inc.	5,284	77,992
Huntsman Corp.	87,846	2,119,724
ICO, Inc. (a)	24,602	191,650
Innophos Holdings, Inc.	9,200	121,624
KMG Chemicals, Inc.	10,001	162,616
Koppers Holdings, Inc.	17,451	728,928
Kronos Worldwide, Inc.	4,133	76,461
Landec Corp. (a)	24,673	231,433
LSB Industries, Inc. (a)	12,393	295,573
Lubrizol Corp.	66,509	3,877,475
Material Sciences Corp. (a)	8,000	59,040
Minerals Technologies, Inc.	17,357	1,046,280
Nalco Holding Co.	135,040	2,916,864
Nanophase Technologies Corp. (a)	5,146	16,416
NewMarket Corp.	15,561	1,041,809
NL Industries, Inc.	2,181	23,686
Olin Corp.	60,986	1,172,151
OM Group, Inc. (a)	27,934	1,690,845
OMNOVA Solutions, Inc. (a)	52,546	204,929
Penford Corp.	12,815	280,520
PolyOne Corp. (a)	87,616	569,504
Quaker Chemical Corp.	13,460	316,310
Rockwood Holdings, Inc. (a)	33,382	1,024,494
RPM International, Inc.	115,599	2,417,175
Sensient Technologies Corp.	43,136	1,162,084
Spartech Corp.	31,204	442,161
Stepan Co.	11,390	388,399
Symyx Technologies, Inc. (a)	49,606	324,919
Terra Industries, Inc. (a)(d)	89,863	4,062,706
Terra Nitrogen Co. LP	7,339	1,015,718
The Mosaic Co. (a)	140,034	15,585,784
The Scotts Miracle-Gro Co. Class A	38,243	1,361,068
Tronox, Inc. Class A	51,657	230,907
Valhi, Inc. (d)	8,061	155,819
Valspar Corp.	90,145	1,955,245
W.R. Grace & Co. (a)(d)	55,491	1,178,074
Westlake Chemical Corp.	17,796	287,227
Xethanol Corp. (a)	28,810	14,405
Zep, Inc.	19,676	308,913
Zoltek Companies, Inc. (a)(d)	24,125	551,980
		82,467,563
Construction Materials - 0.2%
Eagle Materials, Inc.	42,785	1,521,435
Headwaters, Inc. (a)(d)	38,571	472,880
Martin Marietta Materials, Inc. (d)	39,365	4,235,674
Texas Industries, Inc.	26,256	1,512,346
U.S. Concrete, Inc. (a)	45,634	182,080
		7,924,415
Containers & Packaging - 0.9%
AEP Industries, Inc. (a)	9,338	283,782
Aptargroup, Inc.	59,478	2,229,235
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Containers & Packaging - continued
Caraustar Industries, Inc. (a)	16,241	$ 35,730
Chesapeake Corp.	28,017	98,060
Constar International, Inc. (a)	2,862	8,300
Crown Holdings, Inc. (a)	156,055	3,887,330
Graphic Packaging Corp. (a)	111,482	343,365
Greif, Inc. Class A	27,460	1,795,609
MOD-PAC Corp. (sub. vtg.) (a)	1,684	9,750
Myers Industries, Inc.	23,494	285,922
Owens-Illinois, Inc. (a)	139,454	7,872,178
Packaging Corp. of America	82,500	1,880,175
Rock-Tenn Co. Class A	30,848	827,652
Silgan Holdings, Inc.	30,272	1,414,913
Smurfit-Stone Container Corp. (a)	231,830	1,843,049
Sonoco Products Co.	89,177	2,512,116
Temple-Inland, Inc.	92,000	1,263,160
		26,590,326
Metals & Mining - 1.8%
A.M. Castle & Co.	17,194	382,223
AK Steel Holding Corp.	105,387	5,545,464
Allied Nevada Gold Corp. (a)	26,145	156,870
Amcol International Corp.	24,747	713,209
Brush Engineered Materials, Inc. (a)	19,197	533,293
Canyon Resources Corp. (a)	8,249	3,712
Carpenter Technology Corp.	48,440	3,043,485
Century Aluminum Co. (a)	30,547	2,020,073
Cleveland-Cliffs, Inc.	38,804	4,635,526
Coeur d'Alene Mines Corp. (a)(d)	542,464	2,614,676
Commercial Metals Co.	109,363	3,331,197
Compass Minerals International, Inc.	31,655	1,801,803
Esmark, Inc. (a)(d)	14,161	164,268
Friedman Industries	7,344	37,748
General Moly, Inc. (a)(d)	47,808	511,068
Haynes International, Inc. (a)	9,806	557,079
Hecla Mining Co. (a)(d)	111,658	1,284,067
Kaiser Aluminum Corp.	14,187	1,040,616
Metal Management, Inc.	25,535	1,549,208
Metalline Mining Co. (a)(d)	25,343	61,330
Mines Management, Inc. (a)	11,916	50,047
NN, Inc.	18,519	180,375
Olympic Steel, Inc.	10,769	444,760
Quanex Corp.	34,776	1,789,225
Reliance Steel & Aluminum Co.	61,180	3,393,043
Rock of Ages Corp. Class A (a)	600	2,922
Royal Gold, Inc. (d)	26,513	835,425
RTI International Metals, Inc. (a)	20,595	1,130,048
Schnitzer Steel Industries, Inc. Class A	19,896	1,302,591
Southern Copper Corp. (d)	69,986	7,986,102
Steel Dynamics, Inc.	91,372	5,323,333
Stillwater Mining Co. (a)(d)	43,478	892,603
Synalloy Corp.	7,000	91,280

	Shares	Value
Universal Stainless & Alloy Products, Inc. (a)	10,258	$ 311,741
US Energy Corp.	20,737	81,496
US Gold Corp. (a)	55,552	194,988
Vista Gold Corp. (a)(d)	32,930	178,810
Worthington Industries, Inc.	62,936	1,107,044
		55,282,748
Paper & Forest Products - 0.2%
AbitibiBowater, Inc. (d)	53,201	550,630
Buckeye Technologies, Inc. (a)	44,825	484,558
Deltic Timber Corp.	13,372	635,705
Domtar Corp. (a)	522,144	3,326,057
Glatfelter	39,313	517,752
Louisiana-Pacific Corp.	92,824	1,009,925
MAXXAM, Inc. (a)	2,331	67,249
Neenah Paper, Inc.	16,227	422,713
Schweitzer-Mauduit International, Inc.	12,705	291,834
Wausau-Mosinee Paper Corp.	49,919	391,365
		7,697,788
TOTAL MATERIALS		179,962,840
TELECOMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 0.5%
Alaska Communication Systems Group, Inc.	53,492	606,064
Allegiance Telecom, Inc. (a)	15,750	0
Arbinet-thexchange, Inc. (a)	25,856	129,280
Atlantic Tele-Network, Inc.	9,462	290,957
Cbeyond, Inc. (a)(d)	19,627	321,687
Cincinnati Bell, Inc. (a)	240,647	933,710
Cogent Communications Group, Inc. (a)(d)	44,941	875,451
Consolidated Communications Holdings, Inc.	22,969	330,983
Covad Communications Group, Inc. (a)	309,064	284,339
D&E Communications, Inc.	15,104	164,483
FairPoint Communications, Inc.	30,797	303,042
Fibernet Telecom Group, Inc. (a)	17,000	142,800
Fonix Corp. (a)	595	0
General Communications, Inc. Class A (a)	51,018	295,394
Global Crossing Ltd. (a)(d)	26,046	502,948
Globalstar, Inc. (a)(d)	16,574	128,117
HickoryTech Corp.	10,207	93,496
Hungarian Telephone & Cable Corp. (a)	3,053	48,879
IDT Corp. Class B (d)	76,678	449,333
Iowa Telecommunication Services, Inc.	30,942	489,812
Level 3 Communications, Inc. (a)(d)	1,449,553	3,232,503
NTELOS Holdings Corp.	29,915	638,087
PAETEC Holding Corp. (a)	69,371	535,544
Pervasip Corp. (a)	14,200	4,402
Premiere Global Services, Inc. (a)	70,557	996,970
Shenandoah Telecommunications Co.	22,182	330,290
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
SureWest Communications	12,202	$ 153,379
Time Warner Telecom, Inc. Class A (sub. vtg.) (a)	137,779	2,196,197
Vonage Holdings Corp. (a)(d)	38,962	72,080
Warwick Valley Telephone Co.	842	9,405
XETA Technologies, Inc. (a)	3,181	13,392
		14,573,024
Wireless Telecommunication Services - 1.1%
Centennial Communications Corp. Class A (a)	61,293	323,014
Clearwire Corp. (d)	75,301	1,054,967
Crown Castle International Corp. (a)	270,899	9,776,745
FiberTower Corp. (a)	94,661	141,992
GoAmerica, Inc. (a)	118	696
ICO Global Communications Holdings Ltd. Class A (a)	50,000	121,000
IPCS, Inc.	17,803	337,723
Kratos Defense & Security Solutions, Inc. (a)	21,324	38,810
LCC International, Inc. (a)	9,142	14,993
Leap Wireless International, Inc. (a)(d)	48,136	2,058,295
Metro One Telecommunications, Inc. (a)	1,637	1,735
MetroPCS Communications, Inc.	176,877	2,821,188
NII Holdings, Inc. (a)	165,851	6,589,260
Rural Cellular Corp. Class A (a)	15,611	687,352
SBA Communications Corp. Class A (a)	96,057	2,982,570
SkyTerra Communications, Inc. (a)	1,881	13,825
Syniverse Holdings, Inc. (a)	32,836	556,570
Telephone & Data Systems, Inc.	99,482	4,665,706
Terrestar Corp. (a)	53,700	289,443
U.S. Cellular Corp. (a)	14,061	885,843
USA Mobility, Inc.	20,032	210,336
Virgin Mobile USA, Inc. Class A (d)	25,688	130,238
		33,702,301
TOTAL TELECOMMUNICATION SERVICES		48,275,325
UTILITIES - 4.7%
Electric Utilities - 1.2%
Allete, Inc.	26,906	969,692
Central Vermont Public Service Corp. (d)	14,473	346,628
Cleco Corp.	55,234	1,265,411
DPL, Inc.	107,540	2,743,345
El Paso Electric Co. (a)	46,504	951,472
Empire District Electric Co.	26,330	540,028
Enernoc, Inc.	8,321	122,984
Great Plains Energy, Inc.	94,328	2,398,761
Hawaiian Electric Industries, Inc.	79,439	1,784,200
IDACORP, Inc. (d)	40,132	1,195,934
ITC Holdings Corp.	42,647	2,273,085
MGE Energy, Inc.	26,846	847,260

	Shares	Value
Northeast Utilities	140,024	$ 3,552,409
Otter Tail Corp.	26,844	871,088
Portland General Electric Co.	77,814	1,815,401
Reliant Energy, Inc. (a)	325,468	7,420,670
Sierra Pacific Resources	216,797	2,798,849
UIL Holdings Corp.	22,166	651,459
Unisource Energy Corp.	33,612	794,924
Unitil Corp.	2,839	76,085
Westar Energy, Inc.	80,450	1,828,629
		35,248,314
Gas Utilities - 1.3%
AGL Resources, Inc.	79,108	2,743,465
Amerigas Partners LP	26,217	853,363
Atmos Energy Corp.	91,402	2,376,452
Chesapeake Utilities Corp.	11,688	334,978
Delta Natural Gas Co., Inc.	2,782	70,997
Energen Corp.	60,554	3,633,240
EnergySouth, Inc.	12,418	630,338
Equitable Resources, Inc.	108,516	6,686,756
Ferrellgas Partners LP	32,639	747,433
Laclede Group, Inc.	16,640	568,256
National Fuel Gas Co. (d)	64,961	3,056,415
New Jersey Resources Corp.	28,854	1,327,573
Northwest Natural Gas Co.	25,059	1,053,480
ONEOK, Inc.	101,483	4,726,063
Piedmont Natural Gas Co., Inc.	74,178	1,824,779
South Jersey Industries, Inc.	41,186	1,407,326
Southern Union Co.	97,225	2,500,627
Southwest Gas Corp.	39,521	1,011,342
Star Gas Partners LP (a)	57,420	186,041
Suburban Propane Partners LP	31,501	1,293,431
UGI Corp.	89,205	2,284,540
WGL Holdings, Inc.	41,986	1,309,543
		40,626,438
Independent Power Producers & Energy Traders - 0.9%
Black Hills Corp.	38,230	1,367,105
Calpine Corp. (a)(d)	400,000	7,552,000
Environmental Power Corp. (a)	10,176	50,168
Mirant Corp. (a)(d)	239,763	8,871,231
NRG Energy, Inc. (a)(d)	228,429	9,427,265
Ormat Technologies, Inc.	15,447	674,416
Renegy Holdings, Inc. (a)	1,177	6,838
		27,949,023
Multi-Utilities - 1.1%
Alliant Energy Corp.	104,888	3,643,809
Aquila, Inc. (a)	357,989	1,167,044
Avista Corp.	53,083	968,234
CH Energy Group, Inc.	16,216	580,208
Energy East Corp.	136,380	3,634,527
Florida Public Utilities Co.	5,845	69,848
MDU Resources Group, Inc.	161,861	4,250,470
NorthWestern Energy Corp.	38,620	996,010
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - continued
NSTAR	91,935	$ 2,840,792
OGE Energy Corp.	91,026	2,955,614
PNM Resources, Inc.	74,765	885,218
Puget Energy, Inc.	112,307	2,998,597
SCANA Corp.	93,604	3,544,783
Vectren Corp.	69,262	1,784,882
Wisconsin Energy Corp.	106,994	4,667,078
		34,987,114
Water Utilities - 0.2%
American States Water Co.	15,979	520,116
Aqua America, Inc. (d)	119,082	2,267,321
Artesian Resources Corp. Class A	3,763	71,045
Cadiz, Inc. (a)(d)	14,433	215,340
California Water Service Group	15,853	596,390
Connecticut Water Service, Inc.	5,523	132,828
Middlesex Water Co.	9,279	174,909
Pure Cycle Corp. (a)	23,077	152,770
SJW Corp. (d)	11,852	358,167
Southwest Water Co.	32,857	360,441
York Water Co.	12,649	194,795
		5,044,122
TOTAL UTILITIES		143,855,011
TOTAL COMMON STOCKS (Cost $2,869,998,604)		2,980,819,934
U.S. Treasury Obligations - 0.3%
	Principal Amount
U.S. Treasury Bills, yield at date of purchase 3.1% to 3.21% 3/27/08 (e) (Cost $9,976,296)	$ 10,000,000	9,986,400
Money Market Funds - 18.7%
	Shares
Fidelity Cash Central Fund, 3.24% (b)	89,885,830	89,885,830
Fidelity Securities Lending Cash Central Fund, 3.25% (b)(c)	487,789,184	487,789,184
TOTAL MONEY MARKET FUNDS (Cost $577,675,014)		577,675,014
TOTAL INVESTMENT PORTFOLIO - 115.6% (Cost $3,457,649,914)	3,568,481,348
NET OTHER ASSETS - (15.6)%	(481,100,779)
NET ASSETS - 100%	$ 3,087,380,569
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
793 Mini-Russell 2000 Index Contracts	March 2008	$ 54,463,240	$ (2,710,349)
32 S&P 500 E-Mini Index Contracts	March 2008	2,130,080	(14,509)
42 S&P 500 Index Contracts	March 2008	13,978,650	(699,457)
401 S&P MidCap 400 E-Mini Index Contracts	March 008	31,654,940	(942,385)
TOTAL EQUITY INDEX CONTRACTS		$ 102,226,910	$ (4,366,700)

The face value of futures purchased as a percentage of net assets - 3.3%
Swap Agreements
	Expiration Date	Notional Amount	Value
Equity Total Return Swaps
Receive monthly a return equal to Plains All American Pipeline LP and pay monthly a floating rate based on 1-month Libor plus 25 basis points with JPMorgan Chase, Inc.	Oct. 2008	$ 5,188,713	$ (579,744)
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $5,712,221.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 5,503,585
Fidelity Securities Lending Cash Central Fund	5,681,107
Total	$ 11,184,692

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Extended Market Index Fund

Financial Statements

Statement of Assets and Liabilities

	February 29, 2008
Assets
Investment in securities, at value (including securities loaned of $460,847,055) - See accompanying schedule: Unaffiliated issuers (cost $2,879,974,900)	$ 2,990,806,334
Fidelity Central Funds (cost $577,675,014)	577,675,014
Total Investments (cost $3,457,649,914)		$ 3,568,481,348
Cash		1,515,169
Receivable for investments sold		4,049,243
Receivable for fund shares sold		4,748,457
Dividends receivable		2,035,120
Distributions receivable from Fidelity Central Funds		845,198
Other receivables		1,310
Total assets		3,581,675,845

Liabilities
Payable for investments purchased	$ 974,658
Payable for fund shares redeemed	2,190,018
Swap agreements, at value	579,744
Accrued management fee	183,343
Payable for daily variation on futures contracts	2,523,410
Other affiliated payables	54,919
Collateral on securities loaned, at value	487,789,184
Total liabilities		494,295,276

Net Assets		$ 3,087,380,569
Net Assets consist of:
Paid in capital		$ 2,916,438,150
Undistributed net investment income		5,865,758
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		59,194,724
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		105,881,937
Net Assets		$ 3,087,380,569
Investor Class: Net Asset Value, offering price and redemption price per share ($2,162,049,402 ÷ 61,503,991 shares)		$ 35.15

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($925,331,167 ÷ 26,321,503 shares)		$ 35.15

Statement of Operations

	Year ended February 29, 2008
Investment Income
Dividends		$ 38,379,102
Interest		304,484
Income from Fidelity Central Funds (including $5,681,107 from security lending)		11,184,692
Total income		49,868,278

Expenses
Management fee	$ 2,316,336
Transfer agent fees	682,906
Independent trustees' compensation	12,065
Miscellaneous	7,454
Total expenses before reductions	3,018,761
Expense reductions	(189,180)	2,829,581
Net investment income (loss)		47,038,697
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	169,707,523
Foreign currency transactions	39
Futures contracts	(19,045,190)
Swap agreements	(560,661)
Total net realized gain (loss)		150,101,711
Change in net unrealized appreciation (depreciation) on: Investment securities	(399,615,557)
Assets and liabilities in foreign currencies	(2,919)
Futures contracts	(3,642,883)
Swap agreements	(829,670)
Total change in net unrealized appreciation (depreciation)		(404,091,029)
Net gain (loss)		(253,989,318)
Net increase (decrease) in net assets resulting from operations		$ (206,950,621)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended February 29, 2008	Year ended February 28, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 47,038,697	$ 33,375,689
Net realized gain (loss)	150,101,711	118,428,835
Change in net unrealized appreciation (depreciation)	(404,091,029)	142,996,813
Net increase (decrease) in net assets resulting from operations	(206,950,621)	294,801,337
Distributions to shareholders from net investment income	(38,467,402)	(29,674,620)
Distributions to shareholders from net realized gain	(151,505,769)	(70,580,264)
Total distributions	(189,973,171)	(100,254,884)
Share transactions - net increase (decrease)	450,019,990	707,795,119
Redemption fees	387,884	207,137
Total increase (decrease) in net assets	53,484,082	902,548,709

Net Assets
Beginning of period	3,033,896,487	2,131,347,778
End of period (including undistributed net investment income of $5,865,758 and undistributed net investment income of $9,472,172, respectively)	$ 3,087,380,569	$ 3,033,896,487

Financial Highlights - Investor Class

Years ended February 28,	2008 F	2007	2006	2005	2004 F
Selected Per-Share Data
Net asset value, beginning of period	$ 39.63	$ 36.65	$ 31.47	$ 28.76	$ 18.29
Income from Investment Operations
Net investment income (loss) B	.56	.51	.43	.28 H	.20
Net realized and unrealized gain (loss)	(2.73)	3.98	5.19	2.64	10.40
Total from investment operations	(2.17)	4.49	5.62	2.92	10.60
Distributions from net investment income	(.46)	(.44)	(.34)	(.22)	(.14)
Distributions from net realized gain	(1.85)	(1.07)	(.10)	-	-
Total distributions	(2.31)	(1.51)	(.44)	(.22)	(.14)
Redemption fees added to paid in capital B	- G	- G	- G	.01	.01
Net asset value, end of period	$ 35.15	$ 39.63	$ 36.65	$ 31.47	$ 28.76
Total Return A	(6.02) %	12.46%	17.94%	10.20%	58.07%
Ratios to Average Net Assets C,E
Expenses before reductions	.10%	.10%	.10%	.43%	.44%
Expenses net of fee waivers, if any	.10%	.10%	.10%	.23%	.40%
Expenses net of all reductions	.09%	.09%	.10%	.23%	.40%
Net investment income (loss)	1.41%	1.36%	1.30%	.96% H	.82%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,162,049	$ 2,082,399	$ 1,499,848	$ 1,461,307	$ 985,748
Portfolio turnover rate D	17%	16%	13%	17%	18%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F For the year ended February 29.

G Amount represents less than $.01 per share.

H As a result in the change in the estimate of the return of capital components of dividend income realized in the year ended February 29, 2004, net investment income per share and the ratio of net investment income to average net assets for the year ended February 28, 2005 have been reduced by $.01 per share and .03%, respectively. The change in estimate has no impact on total net assets or total return of the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advantage Class

Years ended February 28,	2008 I	2007	2006 G
Selected Per-Share Data
Net asset value, beginning of period	$ 39.64	$ 36.66	$ 32.60
Income from Investment Operations
Net investment income (loss) D	.57	.52	.17
Net realized and unrealized gain (loss)	(2.74)	3.98	4.28
Total from investment operations	(2.17)	4.50	4.45
Distributions from net investment income	(.47)	(.45)	(.29)
Distributions from net realized gain	(1.85)	(1.07)	(.10)
Total distributions	(2.32)	(1.52)	(.39)
Redemption fees added to paid in capital D,J	-	-	-
Net asset value, end of period	$ 35.15	$ 39.64	$ 36.66
Total Return B,C	(6.01) %	12.49%	13.71%
Ratios to Average Net Assets E,H
Expenses before reductions	.07%	.07%	.07% A
Expenses net of fee waivers, if any	.07%	.07%	.07% A
Expenses net of all reductions	.07%	.07%	.07% A
Net investment income (loss)	1.44%	1.39%	1.28% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 925,331	$ 951,498	$ 631,500
Portfolio turnover rate F	17%	16%	13%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 14, 2005 (commencement of sale of shares) to February 28, 2006.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of all reductions represent the net expenses paid by the class.

I For the year ended February 29.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan International Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended February 29, 2008	Past 1 year	Past 5 years	Past 10 years
Spartan International Index Fund - Investor Class	-0.15%	20.72%	6.59%
Spartan International Index Fund - Fidelity Advantage Class A	-0.12%	20.74%	6.59%

A The initial offering of Fidelity Advantage Class took place on October 14, 2005. Returns prior to October 14, 2005, are those of Investor Class.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Spartan International Index Fund - Investor Class on February 28, 1998. The chart shows how the value of your investment would have changed, and also shows how the Morgan Stanley Capital InternationalSM Europe, Australasia and Far East (MSCI® EAFE®) Index performed over the same period.

Annual Report

Spartan International Index Fund

Management's Discussion of Fund Performance

Comments from Jeffrey Adams, who oversees the Spartan® International Market Index Fund's investment management team as Head of Indexing for Geode Capital Management, LLC

Despite occasional stumbles, the five-year bull run in global stock markets continued during the 12-month period ending February 29, 2008. Emerging markets led the way, rising 33.60% as measured by the Morgan Stanley Capital InternationalSM (MSCI®) Emerging Markets (EM) Index. Latin American stocks did particularly well, gaining 55.34% according to the MSCI EM Latin America index. In general, developing nations appeared to be better positioned to withstand a global economic deceleration than in years past, due in large part to healthier local economies and less dependence on exports to the United States. In comparison, developed international equity markets were up only 1.00% as measured by the MSCI Europe, Australasia, and Far East (EAFE®) index - a performance monitor of established markets outside the United States and Canada. Developed nations, including those in Europe, were hurt more by the impact of the U.S. subprime mortgage-related spillover than were emerging markets. Japan, meanwhile, continued to struggle with a slowdown in consumer spending and sluggish domestic growth, as evidenced by the 12.91% decline of the Tokyo Stock Exchange Stock Price Index.

For the year ending February 29, 2008, the fund's Investor Class and Fidelity Advantage Class shares returned -0.15% and -0.12%, respectively, lagging the MSCI EAFE index. The fund's performance relative to the index was meaningfully affected by Fidelity's methodologies for valuing certain foreign stocks and for incorporating foreign exchange rates, which differ from those used by the index. Because of the U.S. dollar's weakness during the period, both the fund's and index's returns were helped significantly. Financials - which make up more than a quarter of the MSCI index - were the biggest underperformers by a wide margin. The consumer discretionary and health care groups also turned in negative results. Helped by strong commodity prices, the materials sector did the best overall. Energy, utility and consumer staples stocks also gained significant ground. Not surprisingly, most of the fund's biggest individual detractors were financial companies that suffered following the troubles in subprime mortgages and the credit markets. The most notable laggard was Swiss investment bank UBS, which reported enormous subprime-related losses. Two other underperforming financials with significant subprime losses were U.K.-based banks Royal Bank of Scotland Group and Barclays. HBOS, another U.K.-based financial institution, had less subprime exposure but nevertheless had a big stake in U.S. mortgage-backed securities, which unnerved investors. Elsewhere, Japanese automaker Toyota Motor fell as the sales environment in its key U.S. market became more challenging. In contrast, mining companies Rio Tinto and BHP Billiton made significant contributions. U.K.-based Rio Tinto rose after an acquisition offer by Australia's BHP Billiton. The offer was rejected, but investors became optimistic that the company might fetch a large premium in the future. Billiton generated record quarterly iron ore output and benefited from rising commodity prices, which boosted earnings. Finnish mobile phone giant Nokia saw big profit gains that exceeded Wall Street analysts' estimates. Switzerland-based Nestlé, the world's largest food company, generated much-higher-than-expected 2007 net profits, boosting its shares.

The views expressed above reflect those of the portfolio manager only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Spartan International Index Fund

Investment Changes

Top Ten Stocks as of February 29, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
BP PLC (United Kingdom, Oil, Gas & Consumable Fuels)	1.6	1.6
Nestle SA (Reg.) (Switzerland, Food Products)	1.4	1.3
HSBC Holdings PLC (United Kingdom) (Reg.) (United Kingdom, Commercial Banks)	1.4	1.5
Vodafone Group PLC (United Kingdom, Wireless Telecommunication Services)	1.3	1.2
Total SA Series B (France, Oil, Gas & Consumable Fuels)	1.3	1.2
Toyota Motor Corp. (Japan, Automobiles)	1.1	1.1
Nokia Corp. (Finland, Communications Equipment)	1.1	1.0
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.1	0.9
Royal Dutch Shell PLC Class A (United Kingdom) (United Kingdom, Oil, Gas & Consumable Fuels)	1.0	1.0
Telefonica SA (Spain, Diversified Telecommunication Services)	1.0	0.8
	12.3
Market Sectors as of February 29, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	24.7	27.6
Industrials	11.2	11.2
Materials	10.7	9.6
Consumer Discretionary	9.1	10.3
Consumer Staples	8.2	7.5
Energy	7.8	7.5
Utilities	6.5	5.8
Health Care	6.4	6.1
Telecommunication Services	6.1	5.7
Information Technology	5.4	5.5
Geographic Diversification (% of fund's net assets)
As of February 29, 2008
United Kingdom	22.1%
Japan	20.7%
France	9.6%
Germany	9.4%
Switzerland	6.8%
Australia	6.6%
Spain	4.1%
Italy	3.8%
Netherlands	2.8%
Other	14.1%

Percentages are adjusted for the effect of futures contracts, if applicable.

As of August 31, 2007
United Kingdom	22.9%
Japan	21.4%
France	9.5%
Germany	8.7%
Switzerland	6.5%
Australia	6.1%
Spain	4.1%
Netherlands	4.0%
Italy	3.8%
Other	13.0%

Percentages are adjusted for the effect of futures contracts, if applicable.

Annual Report

Spartan International Index Fund

Investments February 29, 2008

Showing Percentage of Net Assets

Common Stocks - 95.6%
	Shares	Value
Australia - 6.3%
ABC Learning Centres Ltd.	196,922	$ 386,286
AGL Energy Ltd.	224,936	2,324,300
Alumina Ltd.	525,467	3,095,949
Amcor Ltd.	446,143	2,918,767
AMP Ltd.	912,449	6,736,316
Ansell Ltd.	61,179	721,561
Aristocrat Leisure Ltd.	183,651	1,748,974
Asciano Group unit	289,753	1,320,496
ASX Ltd.	87,175	3,351,673
Australia & New Zealand Banking Group Ltd.	935,252	18,872,808
AXA Asia Pacific Holdings Ltd.	429,138	2,285,725
Babcock & Brown Ltd.	112,326	1,759,564
Bendigo Bank Ltd.	121,786	1,135,847
BHP Billiton Ltd.	1,671,881	61,174,126
Billabong International Ltd.	90,526	1,051,204
BlueScope Steel Ltd.	350,440	3,505,503
Boart Longyear Ltd.	590,536	1,106,191
Boral Ltd.	288,555	1,604,032
Brambles Ltd.	680,673	6,536,433
Caltex Australia Ltd.	65,991	895,853
CFS Retail Property Trust	704,778	1,380,480
Challenger Financial Services Group Ltd.	212,675	425,292
Coca-Cola Amatil Ltd.	258,929	2,298,241
Cochlear Ltd.	27,177	1,354,925
Commonwealth Bank of Australia	659,604	25,542,433
Commonwealth Property Office Fund	334,000	400,194
Computershare Ltd.	252,146	1,969,408
Crown Ltd. (a)	214,960	2,322,853
CSL Ltd.	278,160	9,329,330
CSR Ltd.	409,986	1,277,349
DEXUS Property Group unit	1,425,058	2,191,955
Downer EDI Ltd.	149,428	853,426
Fortescue Metals Group Ltd. (a)	616,106	4,367,531
Fosters Group Ltd.	985,417	4,855,015
Futuris Corp. Ltd.	260,277	481,929
Goodman Fielder Ltd.	561,611	969,923
Goodman Group unit	667,868	2,676,481
Harvey Norman Holdings Ltd.	249,277	1,042,665
Iluka Resources Ltd. (d)	130,684	434,307
Incitec Pivot Ltd.	24,862	3,376,814
ING Industrial Fund	223,979	431,091
Insurance Australia Group Ltd.	1,005,633	3,491,259
John Fairfax Holdings Ltd.	541,290	1,935,631
Leighton Holdings Ltd.	67,375	2,824,428
Lend Lease Corp. Ltd.	164,784	2,104,877
Lion Nathan Ltd.	161,257	1,420,677
Macquarie Airports unit	305,939	987,175
Macquarie Communications Infrastructure Group unit	119,623	513,097
Macquarie Group Ltd.	140,489	7,016,076
Macquarie Infrastructure Group unit	1,269,406	3,405,424
Macquarie Office Trust	1,211,233	1,210,633

	Shares	Value
Mirvac Group unit	549,959	$ 1,949,463
National Australia Bank Ltd.	801,558	21,186,572
Newcrest Mining Ltd.	218,121	7,583,314
OneSteel Ltd.	394,068	2,557,253
Orica Ltd.	164,544	4,356,309
Origin Energy Ltd.	395,263	3,221,524
Oxiana Ltd.	625,002	2,243,127
Pacific Brands Ltd.	159,980	328,315
Paladin Energy Ltd. (a)(d)	253,210	1,414,017
PaperlinX Ltd.	185,477	361,306
Perpetual Trustees Australia Ltd.	19,673	998,703
Qantas Airways Ltd.	427,632	1,663,173
QBE Insurance Group Ltd.	432,895	8,953,890
Rio Tinto Ltd.	142,388	17,742,155
Santos Ltd.	270,462	3,205,868
Sims Group Ltd.	48,765	1,457,643
Sonic Healthcare Ltd.	139,878	1,848,312
St. George Bank Ltd.	150,372	3,283,641
Stockland Corp. Ltd. unit	786,621	5,090,702
Suncorp-Metway Ltd.	483,639	6,204,232
Tabcorp Holdings Ltd.	271,540	3,827,972
Tattersall's Ltd.	481,807	1,736,965
Telstra Corp. Ltd.	1,481,503	6,659,927
The GPT Group unit	978,423	2,869,933
Toll Holdings Ltd.	273,154	2,576,648
Transurban Group unit	552,682	3,289,758
Wesfarmers Ltd.	273,671	9,481,997
Wesfarmers Ltd. (a)	78,427	2,772,577
Westfield Group unit	860,517	13,794,644
Westpac Banking Corp.	924,229	19,768,005
Woodside Petroleum Ltd.	244,811	12,801,534
Woolworths Ltd.	601,256	16,057,823
WorleyParsons Ltd.	74,736	2,558,223
Zinifex Ltd.	219,723	2,210,691
TOTAL AUSTRALIA		411,478,743
Austria - 0.5%
Andritz AG	16,528	925,028
Erste Bank AG	96,149	5,562,822
Flughafen Wien AG	5,309	606,996
Immoeast AG (a)	189,887	1,706,341
IMMOFINANZ Immobilien Anlagen AG (d)	233,758	2,535,662
Mayr-Melnhof Karton AG	5,220	531,151
Oesterreichische Elektrizitaetswirtschafts AG (Verbund)	37,496	2,774,838
OMV AG	81,330	5,875,913
Raiffeisen International Bank Holding AG	26,470	3,391,481
RHI AG (a)	13,772	558,766
Telekom Austria AG	167,892	3,797,268
voestalpine AG	60,172	3,781,862
Common Stocks - continued
	Shares	Value
Austria - continued
Wiener Staedische Versicher AG	16,688	$ 1,396,983
Wienerberger AG	40,362	1,947,911
TOTAL AUSTRIA		35,393,022
Belgium - 1.2%
Agfa-Gevaert NV	63,231	609,944
Almancora SCA (Certificaten Van Aandelen)	4,521	451,488
Barco NV	2,933	212,842
Bekaert SA	3,646	480,141
Belgacom SA	86,674	4,150,583
Cofinimmo SA	2,000	410,153
Colruyt NV (d)	7,628	1,863,701
Compagnie Maritime Belge SA (CMB)	7,810	580,010
Compagnie Nationale A Portefeuille (CNP)	5,000	346,921
D'ieteren SA	1,242	439,774
Delhaize Group	46,099	3,482,318
Dexia SA	232,171	5,457,833
Euronav NV	12,303	476,291
Fortis	1,044,239	23,067,418
Groupe Bruxelles Lambert SA	40,836	4,891,128
Groupe Bruxelles Lambert SA (strip VVPR) (a)	2,466	75
InBev SA	92,493	8,358,799
KBC Groupe SA	89,888	11,269,717
Mobistar SA (d)	18,454	1,572,410
Omega Pharma SA	9,000	427,119
Solvay SA	29,567	3,715,350
UCB SA	53,376	2,529,904
Umicore SA	56,080	2,848,840
TOTAL BELGIUM		77,642,759
Bermuda - 0.1%
C C Land Holdings Ltd.	408,000	418,719
Chinese Estates Holdings Ltd.	154,000	226,298
Frontline Ltd.	25,300	1,153,910
Noble Group Ltd.	457,000	715,317
NWS Holdings Ltd.	158,000	459,392
Pacific Basin Shipping Ltd.	425,000	704,247
SeaDrill Ltd. (a)	121,100	3,119,065
TOTAL BERMUDA		6,796,948
Cayman Islands - 0.1%
Belle International Holdings Ltd.	1,071,000	1,294,172
Foxconn International Holdings Ltd. (a)	983,000	1,539,924
Hutchison Telecommunications International Ltd.	882,000	1,181,532
Kingboard Chemical Holdings Ltd.	286,500	1,273,452
Lee & Man Paper Manufacturing Ltd.	190,000	530,460
Shui On Land Ltd.	963,000	916,029
TOTAL CAYMAN ISLANDS		6,735,569

	Shares	Value
China - 0.1%
Parkson Retail Group Ltd.	45,000	$ 468,448
Tencent Holdings Ltd.	421,000	2,617,135
TOTAL CHINA		3,085,583
Denmark - 1.0%
A.P. Moller - Maersk AS:
Series A	130	1,341,697
Series B	534	5,486,741
Bang & Olufsen AS Series B (d)	5,525	372,647
Carlsberg AS Series B	15,563	1,934,085
Coloplast AS Series B	12,860	1,079,720
Dampskibsselskabet TORM AS	11,000	331,929
Danisco AS	24,375	1,715,512
Danske Bank AS (d)	222,248	8,488,606
DSV de Sammensluttede Vognmaend AS	86,940	1,699,346
East Asiatic Co. Ltd.	8,691	678,197
FLS Industries	27,150	2,534,649
GN Store Nordic AS (a)(d)	88,265	430,678
H. Lundbeck AS	25,135	600,153
Jyske Bank AS (Reg.) (a)	26,900	1,855,226
NKT Holding AS	11,875	883,389
Novo Nordisk AS Series B	245,960	16,824,019
Novozymes AS Series B	21,093	1,841,292
Rockwool International AS Series B	2,220	387,137
Sydbank AS	29,300	1,061,362
Topdanmark AS (a)	6,865	1,042,777
Trygvesta AS	11,650	896,643
Vestas Wind Systems AS (a)	92,928	9,419,892
William Demant Holding AS (a)(d)	12,767	913,805
TOTAL DENMARK		61,819,502
Finland - 1.9%
Amer Group PLC (A Shares) (d)	31,652	661,060
Cargotec Corp. (B Shares)	16,005	790,373
Elisa Corp. (A Shares)	67,466	2,056,135
Fortum Oyj	222,253	9,278,738
KCI Konecranes Oyj	30,250	1,098,202
Kesko Oyj	30,193	1,375,503
Kone Oyj (B Shares)	78,594	2,749,715
Metso Corp.	58,774	3,057,592
Neste Oil Oyj	55,938	1,957,030
Nokia Corp.	1,959,484	70,561,019
Nokian Tyres Ltd.	46,974	1,931,057
OKO Bank (A Shares)	53,513	934,267
Orion Oyj (B Shares)	38,081	813,491
Outokumpu Oyj (A Shares)	50,405	1,911,621
Rautaruukki Oyj (K Shares)	42,837	1,867,525
Sampo Oyj (A Shares)	204,115	5,539,195
Sanoma-WSOY Oyj	42,015	1,059,360
Stora Enso Oyj (R Shares)	268,956	3,358,310
TietoEnator Oyj	39,333	738,261
UPM-Kymmene Corp.	259,436	4,487,942
Uponor Oyj	22,756	594,311
Common Stocks - continued
	Shares	Value
Finland - continued
Wartsila Corp. (B Shares)	32,680	$ 2,233,668
YIT-Yhtyma OY	62,261	1,546,593
TOTAL FINLAND		120,600,968
France - 9.4%
Accor SA	91,155	6,473,988
Aeroports de Paris	17,169	2,087,116
Air France KLM (Reg.)	52,140	1,404,639
Alcatel-Lucent SA	1,147,823	6,737,721
Alstom SA	51,605	10,844,209
Atos Origin SA (a)	31,874	1,717,438
AXA SA	797,614	26,847,687
BIC SA	13,117	829,290
BNP Paribas SA	414,597	37,061,285
Bouygues SA	115,726	7,903,326
Cap Gemini SA	66,183	3,616,092
Carrefour SA	296,870	20,875,602
Casino Guichard Perrachon et Compagnie	18,187	2,056,876
Christian Dior SA	16,349	1,781,519
CNP Assurances	21,842	2,403,164
Compagnie de St. Gobain	142,029	11,101,940
Compagnie Generale de Geophysique SA (a)	12,205	2,977,229
Credit Agricole SA	321,766	8,726,995
Dassault Systemes SA	28,376	1,547,095
Eiffage SA	6,009	528,698
Electricite de France	51,739	4,825,217
Essilor International SA	98,123	5,825,748
Eurazeo SA	3,573	430,937
France Telecom SA	914,337	30,584,573
Gaz de France	100,835	5,768,637
Gecina SA	6,793	984,189
Groupe Danone	220,044	16,888,377
Hermes International SA	31,650	3,703,758
ICADE	8,148	1,151,859
Imerys	12,714	1,066,268
JC Decaux SA	23,666	713,061
Klepierre SA	32,976	1,925,560
L'Air Liquide SA	1,470	208,018
L'Air Liquide SA (a)	67,942	9,689,623
L'Air Liquide SA (a)	50,937	7,264,436
L'Oreal SA	122,993	14,594,356
Lafarge SA (a)	43,250	7,548,839
Lafarge SA (a)	28,286	4,937,028
Lagardere S.C.A. (Reg.)	64,037	5,030,740
Legrand SA	22,131	699,555
LVMH Moet Hennessy - Louis Vuitton	122,386	12,572,914
M6 Metropole Television SA	35,276	831,500
Michelin SA (Compagnie Generale des Etablissements) Series B	67,413	6,638,872
Natixis SA	71,694	1,049,155
Neopost SA (d)	13,705	1,422,422

	Shares	Value
Neuf Cegetel	16,208	$ 856,668
PagesJaunes Groupe SA	65,759	1,223,019
Pernod Ricard SA	84,770	8,966,638
Peugeot Citroen SA	72,966	5,546,271
Pinault Printemps-Redoute SA	37,483	5,111,702
Publicis Groupe SA	62,966	2,273,658
Renault SA	92,857	9,920,464
Safran SA	77,938	1,559,580
Sanofi-Aventis	510,609	37,876,976
Schneider Electric SA	110,250	12,552,300
SCOR	79,411	1,797,596
Societe Des Autoroutes Paris-Rhin-Rhone	9,693	1,100,052
Societe Generale:
rights 2/29/08 (a)(d)	184,413	1,620,846
Series A (d)	184,413	19,730,106
Sodexho Alliance SA	44,996	2,527,801
Suez SA (France)	517,067	33,143,995
Technip SA	51,613	4,213,119
Television Francaise 1 SA	46,712	1,100,660
Thales SA	42,963	2,628,689
Thomson SA	118,022	906,543
Total SA:
(strip VVPR) (a)	3,096	47
Series B	1,071,443	80,776,088
Unibail-Rodamco	34,607	8,424,974
Valeo SA	32,634	1,234,198
Vallourec SA	22,477	4,664,365
Veolia Environnement	174,758	15,547,306
Vinci SA	201,615	13,920,308
Vivendi	575,378	22,736,980
Wendel	5,690	641,674
Zodiac SA	16,698	868,799
TOTAL FRANCE		607,348,973
Germany - 8.2%
Adidas-Salomon AG	99,837	6,334,615
Allianz AG (Reg.)	224,423	39,386,237
Altana AG	26,722	622,405
Arcandor AG (a)	33,159	585,778
BASF AG	241,659	30,557,781
Bayer AG	362,889	27,688,431
Bayerische Motoren Werke AG (BMW)	86,269	4,728,233
Beiersdorf AG	40,619	3,216,576
Bilfinger Berger AG	17,753	1,410,918
Celesio AG	41,840	2,400,790
Commerzbank AG	296,233	8,985,686
Continental AG	75,805	7,427,506
Daimler AG (Reg.)	467,404	38,883,339
Deutsche Bank AG	246,891	27,395,025
Deutsche Boerse AG	98,207	15,564,803
Deutsche Lufthansa AG (Reg.)	109,292	2,557,719
Deutsche Post AG	391,155	13,011,834
Deutsche Postbank AG	36,672	3,572,605
Common Stocks - continued
	Shares	Value
Germany - continued
Deutsche Telekom AG (Reg.)	1,399,026	$ 26,427,601
Douglas Holding AG	11,423	607,338
E.ON AG	310,350	58,190,625
Fraport AG Frankfurt Airport Services Worldwide	3,476	258,973
Fresenius Medical Care AG	90,466	4,752,429
GEA Group AG (a)	73,859	2,410,584
HeidelbergCement AG	6,163	984,615
HeidelbergCement AG (strip VVPR) (a)	239	0
Heidelberger Druckmaschinen AG	23,075	558,982
Henkel KGaA	46,369	1,875,246
Hochtief AG	20,065	2,186,876
Hypo Real Estate Holding AG	91,259	2,627,673
Infineon Technologies AG (a)	354,569	2,861,372
IVG Immobilien AG	48,221	1,683,366
K&S AG	17,677	5,143,044
Linde AG	62,224	8,278,049
MAN AG	54,396	7,159,418
Merck KGaA	30,998	3,860,008
Metro AG	77,010	6,412,977
MLP AG	18,470	260,350
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	102,892	18,131,590
Premiere AG (a)	38,595	824,062
Puma AG	3,762	1,341,702
Q-Cells AG (a)	22,716	1,824,979
Rheinmetall AG	15,568	1,085,535
RWE AG	216,700	26,206,017
Salzgitter AG	19,594	3,457,146
SAP AG	428,298	20,305,608
Siemens AG (Reg.)	432,741	55,243,716
SolarWorld AG	38,364	1,739,609
Suedzucker AG (Bearer) (d)	31,421	690,726
Thyssenkrupp AG	180,539	10,384,015
TUI AG (d)	104,672	2,514,930
Volkswagen AG	77,580	17,632,246
Wacker Chemie AG	4,256	907,855
Wincor Nixdorf AG	15,763	1,252,084
TOTAL GERMANY		534,411,627
Greece - 0.7%
Alpha Bank AE	176,615	5,357,058
Bank of Piraeus	159,648	4,751,382
Coca-Cola Hellenic Bottling Co. SA (Bearer)	76,039	3,327,537
EFG Eurobank Ergasias SA	162,373	4,676,961
Folli Follie SA	6,944	221,194
Greek Organization of Football Prognostics SA	104,763	3,426,900
Hellenic Exchanges Holding SA	27,077	652,639
Hellenic Petroleum SA	49,850	697,933
Hellenic Technodomiki Tev SA	47,248	578,627

	Shares	Value
Hellenic Telecommunication Organization SA (OTE)	174,829	$ 4,855,943
Motor Oil (HELLAS) Corinth Refineries SA	19,277	397,344
National Bank of Greece SA	199,906	10,830,453
Public Power Corp. of Greece	53,932	2,290,309
Titan Cement Co. SA (Reg.)	30,761	1,323,119
Viohalco SA	40,274	444,230
TOTAL GREECE		43,831,629
Hong Kong - 2.0%
ASM Pacific Technology Ltd.	104,329	692,980
Bank of East Asia Ltd.	710,492	3,816,180
BOC Hong Kong Holdings Ltd.	1,920,566	4,706,569
Cathay Pacific Airways Ltd.	645,327	1,329,796
Cheung Kong Holdings Ltd.	743,449	11,105,260
Cheung Kong Infrastructure Holdings Ltd.	290,450	1,146,973
CLP Holdings Ltd.	695,657	5,438,077
Esprit Holdings Ltd.	527,423	6,628,181
Fosun International Ltd.	785,000	608,955
Giordano International Ltd.	892,194	372,403
Hang Lung Group Ltd.	145,000	663,209
Hang Lung Properties Ltd.	1,007,423	3,617,515
Hang Seng Bank Ltd.	386,601	7,317,696
Henderson Land Development Co. Ltd.	539,963	4,192,186
Hong Kong & China Gas Co. Ltd.	1,821,469	5,304,235
Hong Kong Aircraft & Engineering Co.	27,200	601,116
Hong Kong Electric Holdings Ltd.	719,676	4,075,715
Hong Kong Exchanges & Clearing Ltd.	534,198	10,148,264
Hopewell Holdings Ltd.	312,000	1,429,921
Hutchison Whampoa Ltd.	1,070,158	10,029,307
Hysan Development Co. Ltd.	275,625	758,033
Kerry Properties Ltd.	319,681	2,135,856
Li & Fung Ltd.	1,177,623	4,283,443
Lifestyle International Holdings Ltd.	294,000	770,959
Link (REIT)	1,180,811	2,889,875
Melco International Development Ltd.	358,000	504,948
MTR Corp. Ltd.	770,113	2,854,252
New World Development Co. Ltd.	1,135,580	3,052,454
Orient Overseas International Ltd.	93,900	552,994
PCCW Ltd.	1,841,751	1,062,768
Shangri-La Asia Ltd.	685,380	2,086,235
Shun Tak Holdings Ltd.	548,000	808,999
Sino Land Co.	648,773	1,621,116
Sun Hung Kai Properties Ltd.	677,141	11,800,244
Swire Pacific Ltd. (A Shares)	420,884	4,797,338
Television Broadcasts Ltd.	156,000	912,853
Tingyi (Cayman Island) Holding Corp.	750,000	946,142
Wharf Holdings Ltd.	728,585	3,685,325
Wheelock & Co. Ltd.	112,000	327,918
Wing Hang Bank Ltd.	79,500	1,161,766
Yue Yuen Industrial Holdings Ltd.	353,500	1,046,177
TOTAL HONG KONG		131,284,233
Common Stocks - continued
	Shares	Value
Ireland - 0.6%
Allied Irish Banks PLC	439,518	$ 8,974,958
Anglo Irish Bank Corp. plc	161,052	2,274,916
Bank of Ireland	509,622	7,262,114
CRH PLC	272,424	10,119,172
DCC plc (Ireland)	28,899	727,036
Elan Corp. PLC (a)	206,397	4,737,449
Greencore Group PLC	57,656	380,745
IAWS Group PLC (a)	38,015	769,653
Irish Life & Permanent PLC	121,671	1,978,912
Kerry Group PLC Class A	57,827	1,814,253
Kingspan Group PLC (Ireland)	50,686	686,407
Paddy Power PLC (Ireland)	25,324	810,793
Ryanair Holdings PLC (a)	197,226	941,586
Smurfit Kappa Group PLC	37,389	533,407
TOTAL IRELAND		42,011,401
Italy - 3.6%
A2A SpA	372,495	1,506,747
Alleanza Assicurazioni SpA	224,750	2,887,606
Arnoldo Mondadori Editore SpA (d)	70,704	571,522
Assicurazioni Generali SpA	522,393	22,450,736
Atlantia SpA	122,589	3,930,778
Autogrill SpA	52,815	844,912
Banca Carige SpA	53,110	207,113
Banca Monte dei Paschi di Siena SpA (d)	526,235	2,389,273
Banca Popolare di Milano	194,733	2,318,994
Banco Popolare Scarl (a)	310,701	5,874,479
Bulgari SpA	60,172	669,884
Enel SpA	2,140,438	23,052,518
ENI SpA	1,299,433	44,784,958
Fiat SpA	343,284	7,248,317
Finmeccanica SpA	157,856	4,854,146
Fondiaria-Sai SpA	28,718	1,274,379
IFIL Finanziaria di Partecipazioni SpA	55,281	428,561
Intesa Sanpaolo SpA	3,863,350	25,945,582
Italcementi SpA	38,500	783,086
Lottomatica SpA	35,597	1,285,259
Luxottica Group SpA (d)	62,388	1,715,670
Mediaset SpA	388,383	3,507,089
Mediobanca SpA	259,861	5,013,005
Mediolanum SpA (d)	100,728	633,561
Parmalat SpA	690,728	2,633,770
Pirelli & C SpA (a)	1,430,544	1,411,804
Prysmian SpA	69,542	1,359,236
Saipem SpA	64,967	2,654,012
Seat Pagine Gialle SpA	1,785,156	524,072
Snam Rete Gas SpA	467,478	3,250,823
Telecom Italia SpA	5,335,692	13,296,544
Terna SpA	653,589	2,827,331
UniCredit SpA	4,599,112	33,817,714

	Shares	Value
Unione di Banche Italiane Scpa	314,142	$ 7,385,065
Unipol Gruppo Finanziario SpA	71,487	201,363
TOTAL ITALY		233,539,909
Japan - 19.8%
77 Bank Ltd.	162,223	956,134
Access Co. Ltd. (a)(d)	86	306,089
ACOM Co. Ltd. (d)	30,140	871,793
Aderans Holdings Co. Ltd.	10,700	194,122
Advantest Corp. (d)	71,390	1,776,770
Aeon Co. Ltd.	303,200	3,653,147
Aeon Credit Service Co. Ltd.	41,400	603,376
Aeon Mall Co. Ltd.	32,500	797,012
Aiful Corp. (d)	37,805	672,740
Aioi Insurance Co. Ltd.	92,000	472,727
Aisin Seiki Co. Ltd.	101,500	4,042,986
Ajinomoto Co., Inc.	332,866	4,001,050
Alfresa Holdings Corp.	10,400	722,189
All Nippon Airways Co. Ltd.	250,000	1,039,992
Alps Electric Co. Ltd.	76,477	893,652
Amada Co. Ltd.	179,000	1,345,610
Aoyama Trading Co. Ltd.	20,300	425,853
Aozora Bank Ltd.	83,000	221,222
Asahi Breweries Ltd.	188,503	3,523,498
Asahi Chem Industries Ltd.(OLD)	579,727	3,190,436
Asahi Glass Co. Ltd.	471,677	5,372,362
Asatsu-DK, Inc.	20,200	652,070
Asics Corp.	92,000	1,072,238
Astellas Pharma, Inc.	249,300	10,895,847
Autobacs Seven Co. Ltd.	15,000	339,519
Bank of Kyoto Ltd.	134,000	1,546,687
Bank of Yokohama Ltd.	552,084	3,581,528
Benesse Corp.	35,400	1,447,898
Bridgestone Corp.	318,379	5,237,623
Brother Industries Ltd.	38,400	408,182
Canon Marketing Japan, Inc.	44,100	783,118
Canon, Inc.	527,844	23,679,083
Casio Computer Co. Ltd.	108,300	1,408,246
Central Glass Co. Ltd.	40,000	176,614
Central Japan Ry Co.	801	7,627,634
Chiba Bank Ltd.	364,674	2,319,329
Chiyoda Corp.	72,000	721,938
Chubu Electric Power Co., Inc.	332,664	8,379,680
Chugai Pharmaceutical Co. Ltd.	120,725	1,396,181
Chugokun Electric Power Co.	51,700	1,088,057
Chuo Mitsui Trust Holdings, Inc.	363,300	2,504,385
Circle K Sunkus Co. Ltd.	11,900	178,317
Citizen Holdings Co. Ltd.	155,966	1,309,696
Coca-Cola West Japan Co. Ltd. (d)	32,700	710,447
COMSYS Holdings Corp.	62,000	502,516
Cosmo Oil Co. Ltd.	179,000	591,499
Credit Saison Co. Ltd.	76,852	2,105,554
CSK Holdings Corp.	32,400	813,763
Dai Nippon Printing Co. Ltd.	290,242	4,577,259
Common Stocks - continued
	Shares	Value
Japan - continued
Daicel Chemical Industries Ltd.	150,000	$ 844,940
Daido Steel Co. Ltd.	168,000	1,185,058
Daifuku Co. Ltd.	40,000	526,308
Daihatsu Motor Co. Ltd.	28,000	296,975
Daiichi Sankyo Co. Ltd.	351,570	10,910,448
Daikin Industries Ltd.	133,894	6,024,895
Dainippon Ink & Chemicals, Inc.	239,995	873,076
Daito Trust Construction Co.	38,263	2,075,781
Daiwa House Industry Co. Ltd.	256,184	2,615,894
Daiwa Securities Group, Inc.	687,985	6,379,190
Denki Kagaku Kogyo KK	172,358	575,921
Denso Corp.	242,338	9,046,852
Dentsu, Inc.	938	2,165,355
Dowa Holdings Co. Ltd.	139,168	970,742
eAccess Ltd.	368	237,918
East Japan Railway Co.	1,700	13,644,815
Ebara Corp. (d)	198,934	566,803
EDION Corp.	33,300	327,464
Eisai Co. Ltd.	121,078	4,366,608
Electric Power Development Co. Ltd.	71,980	2,604,695
Elpida Memory, Inc. (a)(d)	48,100	1,596,074
FamilyMart Co. Ltd.	30,400	895,809
Fanuc Ltd.	95,572	8,910,067
Fast Retailing Co. Ltd.	25,000	1,846,810
Fuji Electric Holdings Co. Ltd.	242,153	924,809
Fuji Heavy Industries Ltd.	71,000	309,736
Fuji Soft ABC, Inc. (d)	8,900	136,738
Fuji Television Network, Inc.	186	281,345
Fujifilm Holdings Corp.	243,005	9,112,194
Fujikura Ltd.	152,000	748,509
Fujitsu Ltd.	924,075	6,574,903
Fukuoka Financial Group, Inc.	345,300	1,769,964
Furukawa Electric Co. Ltd.	313,790	1,105,047
Glory Ltd.	30,600	695,381
Gunma Bank Ltd.	200,663	1,364,692
Gunze Ltd.	132,000	611,738
H2O Retailing Corp.	66,000	474,438
Hachijuni Bank Ltd.	162,000	1,064,658
Hakuhodo DY Holdings, Inc.	10,980	628,310
Hankyu Hanshin Holdings, Inc.	569,200	2,522,941
Haseko Corp.	716,000	1,079,910
Hikari Tsushin, Inc.	10,200	308,943
Hino Motors Ltd.	129,000	913,907
Hirose Electric Co. Ltd.	14,598	1,546,696
Hiroshima Bank Ltd.	207,000	1,019,368
Hitachi Cable Ltd.	87,000	388,962
Hitachi Chemical Co. Ltd.	44,100	840,356
Hitachi Construction Machinery Co. Ltd.	55,000	1,501,600
Hitachi High-Technologies Corp.	35,400	690,075
Hitachi Ltd.	1,688,271	12,050,879
Hitachi Metals Ltd.	49,000	685,138
Hokkaido Electric Power Co., Inc.	75,400	1,688,454

	Shares	Value
Hokuhoku Financial Group, Inc.	576,715	$ 1,630,633
Hokuriku Electric Power Co., Inc.	28,100	625,741
Honda Motor Co. Ltd.	771,060	23,594,437
House Foods Corp.	33,800	514,324
Hoya Corp.	196,516	4,986,188
Ibiden Co. Ltd.	61,600	2,941,448
Idemitsu Kosan Co., Ltd.	10,900	895,494
Inpex Holdings, Inc.	419	4,707,683
Isetan Co. Ltd.	86,600	1,028,784
Ishikawajima-Harima Heavy Industries Co. Ltd.	639,185	1,251,588
Isuzu Motors Ltd.	329,000	1,498,180
Ito En Ltd. (d)	29,200	594,977
Itochu Corp.	730,986	7,697,544
ITOCHU Techno-Solutions Corp.	17,200	481,214
J Front Retailing Co. Ltd.	217,800	1,426,197
JAFCO Co. Ltd.	13,500	465,920
Japan Airlines Corp. (a)	425,420	1,049,688
Japan Petroleum Exploration Co. Ltd.	12,000	837,234
Japan Prime Realty Investment Corp.	199	661,631
Japan Real Estate Investment Corp.	176	1,958,544
Japan Retail Fund Investment Corp.	132	795,081
Japan Steel Works Ltd.	173,000	2,811,393
Japan Tobacco, Inc.	2,225	11,239,475
JFE Holdings, Inc.	287,475	12,809,248
JGC Corp.	108,117	1,753,285
Joyo Bank Ltd.	311,941	1,563,462
Js Group Corp.	118,359	2,012,920
JSR Corp.	81,416	1,786,890
JTEKT Corp.	93,400	1,654,743
Jupiter Telecommunications Co. (a)	895	742,945
Kajima Corp.	441,317	1,369,682
Kamigumi Co. Ltd.	132,663	1,000,915
Kaneka Corp.	132,559	922,241
Kansai Electric Power Co., Inc.	390,136	9,545,133
Kansai Paint Co. Ltd.	83,000	597,361
Kao Corp.	257,750	7,935,561
Kawasaki Heavy Industries Ltd.	645,945	1,555,118
Kawasaki Kisen Kaisha Ltd.	256,000	2,596,868
KDDI Corp.	1,273	7,734,144
Keihin Electric Express Railway Co. Ltd. (d)	181,061	1,233,547
Keio Corp.	234,410	1,327,029
Keisei Electric Railway Co. (d)	103,000	539,029
Keyence Corp.	18,700	4,363,289
Kikkoman Corp. (d)	54,849	633,321
Kinden Corp.	36,000	335,552
Kintetsu Corp. (d)	728,100	2,439,097
Kirin Holdings Co. Ltd.	393,256	6,599,624
KK daVinci Advisors (a)	480	404,128
Kobe Steel Ltd.	1,413,000	4,405,604
Kokuyo Co. Ltd.	18,900	154,548
Komatsu Ltd.	445,045	11,306,146
Komori Corp.	26,600	555,114
Common Stocks - continued
	Shares	Value
Japan - continued
Konami Corp.	42,400	$ 1,403,983
Konica Minolta Holdings, Inc.	219,500	3,109,690
Kose Corp.	8,730	199,634
Kubota Corp.	526,864	3,574,059
Kuraray Co. Ltd.	162,986	1,944,222
Kuraya Sanseido, Inc.	69,800	1,182,954
Kurita Water Industries Ltd.	57,900	1,825,169
Kyocera Corp.	84,102	6,880,060
Kyowa Hakko Kogyo Co. Ltd.	106,689	1,031,182
Kyushu Electric Power Co., Inc.	198,270	4,995,574
Lawson, Inc.	26,116	998,246
Leopalace21 Corp.	59,700	1,219,877
Mabuchi Motor Co. Ltd.	11,421	573,275
Makita Corp.	53,700	1,896,750
Marubeni Corp.	781,244	5,914,879
Marui Group Co. Ltd.	146,849	1,504,129
Matsui Securities Co. Ltd.	68,900	457,543
Matsumotokiyoshi Holdings Co. Ltd.	10,500	214,770
Matsushita Electric Industrial Co. Ltd.	982,073	20,594,072
Matsushita Electric Works Co. Ltd.	183,000	1,816,533
Mazda Motor Corp.	268,000	1,091,997
Meiji Dairies Corp.	137,000	785,285
Meiji Seika Kaisha Ltd. (d)	114,888	539,673
Meitec Corp.	12,300	363,484
Millea Holdings, Inc.	367,000	13,303,751
Minebea Co. Ltd.	191,008	1,223,598
Mitsubishi Chemical Holdings Corp.	616,275	4,168,451
Mitsubishi Corp.	672,202	20,509,208
Mitsubishi Electric Corp.	961,106	8,803,208
Mitsubishi Estate Co. Ltd.	588,723	14,347,465
Mitsubishi Gas Chemical Co., Inc.	195,867	1,452,508
Mitsubishi Heavy Industries Ltd.	1,588,256	7,427,232
Mitsubishi Logistics Corp. (d)	55,000	648,127
Mitsubishi Materials Corp.	601,937	2,812,272
Mitsubishi Motors Corp. of Japan (a)(d)	852,000	1,367,503
Mitsubishi Rayon Co. Ltd.	268,312	916,546
Mitsubishi Tanabe Pharma Corp.	98,000	1,118,967
Mitsubishi UFJ Financial Group, Inc.	4,339,460	38,230,645
Mitsubishi UFJ Lease & Finance Co. Ltd.	21,390	769,278
Mitsui & Co. Ltd.	870,123	18,922,943
Mitsui Chemicals, Inc.	285,683	2,025,675
Mitsui Engineering & Shipbuilding Co.	361,000	1,099,934
Mitsui Fudosan Co. Ltd.	416,677	8,460,197
Mitsui Marine & Fire Insurance Co. Ltd.	613,475	6,446,325
Mitsui Mining & Smelting Co. Ltd.	240,154	878,706
Mitsui O.S.K. Lines Ltd.	527,285	6,848,316
Mitsukoshi Ltd.	189,376	760,772
Mitsumi Electric Co. Ltd.	37,600	1,168,480
Mizuho Financial Group, Inc.	4,819	19,926,789
Mizuho Trust & Banking Co. Ltd. (d)	274,000	436,606
Murata Manufacturing Co. Ltd.	101,454	5,504,685
Namco Bandai Holdings, Inc.	99,450	1,229,966

	Shares	Value
NEC Corp.	1,008,951	$ 4,345,317
NEC Electronics Corp. (a)	22,300	451,403
NGK Insulators Ltd.	138,309	3,140,709
NGK Spark Plug Co. Ltd.	88,000	1,375,615
NHK Spring Co. Ltd.	37,000	287,631
Nichirei Corp.	125,860	623,546
Nidec Corp.	55,642	3,687,136
Nikon Corp.	155,838	4,365,028
Nintendo Co. Ltd.	49,596	24,758,324
Nippon Building Fund, Inc.	240	2,952,717
Nippon Electric Glass Co. Ltd.	164,000	2,377,718
Nippon Express Co. Ltd.	342,546	1,827,304
Nippon Kayaku Co. Ltd.	43,000	256,506
Nippon Light Metal Co. Ltd.	257,000	396,699
Nippon Meat Packers, Inc.	90,740	1,116,270
Nippon Mining Holdings, Inc.	425,500	2,520,173
Nippon Oil Corp.	588,129	4,012,024
Nippon Paper Group, Inc.	434	1,028,176
Nippon Sheet Glass Co. Ltd.	267,000	1,248,376
Nippon Shokubai Co. Ltd.	34,000	250,577
Nippon Steel Corp.	2,918,661	15,355,661
Nippon Telegraph & Telephone Corp.	2,648	11,487,025
Nippon Yusen KK	557,578	5,152,261
Nipponkoa Insurance Co. Ltd.	133,000	1,076,871
Nishi-Nippon City Bank Ltd.	322,000	839,081
Nishimatsu Construction Co. Ltd.	71,000	180,663
Nissan Chemical Industries Co. Ltd.	60,000	684,004
Nissan Motor Co. Ltd.	1,133,448	10,201,033
Nisshin Seifun Group, Inc.	70,090	697,216
Nisshin Steel Co. Ltd.	353,000	1,265,571
Nisshinbo Industries, Inc.	75,000	786,090
Nissin Food Products Co. Ltd. (d)	44,323	1,466,739
Nitori Co. Ltd.	15,850	786,714
Nitto Denko Corp.	78,694	3,831,464
NOK Corp.	53,600	1,110,336
Nomura Holdings, Inc.	892,647	13,978,853
Nomura Real Estate Holdings, Inc.	23,700	435,059
Nomura Real Estate Office Fund, Inc.	95	797,273
Nomura Research Institute Ltd.	50,900	1,449,688
NSK Ltd.	204,576	1,753,848
NTN Corp.	187,611	1,395,670
NTT Data Corp.	647	3,027,704
NTT DoCoMo, Inc.	7,953	11,603,428
NTT Urban Development Co.	487	603,642
Obayashi Corp.	309,704	1,481,444
Obic Co. Ltd.	3,980	734,735
Odakyu Electric Railway Co. Ltd. (d)	334,000	2,184,016
Oji Paper Co. Ltd.	384,352	1,615,586
Oki Electric Industry Co. Ltd. (a)(d)	277,000	494,867
Okuma Corp.	79,000	751,275
Okumura Holdings, Inc. (d)	49,000	209,527
Olympus Corp.	112,429	3,292,103
Omron Corp.	97,960	2,178,722
Ono Pharmaceutical Co. Ltd.	16,600	838,072
Common Stocks - continued
	Shares	Value
Japan - continued
Onward Holdings Co. Ltd.	77,000	$ 750,023
Oracle Corp. Japan (d)	21,200	934,455
Oriental Land Co. Ltd.	27,856	1,622,860
ORIX Corp.	46,538	6,957,849
Osaka Gas Co. Ltd.	938,525	3,765,690
Osaka Titanium Technolo Co. Ltd. (d)	7,800	518,121
OSG Corp. (d)	39,100	386,765
Otsuka Corp.	8,500	668,047
Pioneer Corp. (d)	83,438	876,664
Promise Co. Ltd.	32,225	1,077,394
QP Corp.	20,900	207,830
Rakuten, Inc.	3,092	1,470,307
Resona Holdings, Inc. (d)	2,751	4,449,782
Ricoh Co. Ltd.	321,770	5,167,669
Rinnai Corp.	26,100	807,163
Rohm Co. Ltd.	48,744	3,555,171
Round One Corp.	149	170,781
Ryohin Keikaku Co. Ltd.	9,700	515,637
Sanken Electric Co. Ltd. (d)	72,000	424,186
Sankyo Co. Ltd. (Gunma)	26,500	1,416,112
Santen Pharmaceutical Co. Ltd.	26,600	674,289
Sanwa Holdings Corp.	100,000	485,419
Sanyo Electric Co. Ltd. (a)	683,382	1,442,622
Sapporo Breweries Ltd. (d)	108,578	818,599
Sapporo Hokuyo Holdings, Inc.	126	983,650
SBI E*TRADE Securities Co. Ltd.	680	584,531
SBI Holdings, Inc. (d)	4,812	1,178,500
Secom Co. Ltd.	104,567	5,273,208
Sega Sammy Holdings, Inc. (d)	91,700	1,011,739
Seiko Epson Corp.	59,600	1,521,193
Seino Holdings Co. Ltd.	71,000	470,589
Sekisui Chemical Co. Ltd.	225,293	1,580,235
Sekisui House Ltd.	250,467	2,591,440
Seven & I Holdings Co. Ltd.	416,000	10,343,952
Sharp Corp.	497,675	9,056,474
Shikoku Electric Power Co., Inc.	33,100	954,059
Shimachu Co. Ltd.	29,300	757,445
Shimamura Co. Ltd.	8,600	623,586
SHIMANO, Inc.	35,600	1,495,747
SHIMIZU Corp.	254,416	1,217,198
Shin-Etsu Chemical Co. Ltd.	203,462	10,980,108
Shinko Electric Industries Co.Ltd.	34,500	492,258
Shinko Securities Co. Ltd.	258,000	885,451
Shinsei Bank Ltd.	706,000	2,858,129
Shionogi & Co. Ltd.	149,091	2,555,891
Shiseido Co. Ltd.	173,950	3,964,131
Shizuoka Bank Ltd.	256,274	2,705,875
Showa Denko KK	656,336	2,335,447
Showa Shell Sekiyu KK	68,000	689,876
SMC Corp.	26,371	2,811,688
Softbank Corp.	378,530	7,375,155
Sojitz Corp.	527,900	1,978,848

	Shares	Value
Sompo Japan Insurance, Inc.	446,712	$ 4,142,859
Sony Corp.	498,685	23,542,920
Sony Financial Holdings, Inc.	397	1,585,860
Square Enix Co. Ltd.	13,800	460,681
Stanley Electric Co. Ltd.	79,925	1,688,811
Sumco Corp.	54,900	1,214,037
Sumitomo Chemical Co. Ltd.	784,334	5,429,418
Sumitomo Corp.	548,242	7,884,378
Sumitomo Electric Industries Ltd.	386,906	5,725,441
Sumitomo Heavy Industries Ltd.	276,822	2,207,780
Sumitomo Metal Industries Ltd.	2,003,966	8,488,954
Sumitomo Metal Mining Co. Ltd.	275,065	5,786,823
Sumitomo Mitsui Financial Group, Inc.	3,244	23,431,304
Sumitomo Osaka Cement Co. Ltd.	304,144	618,891
Sumitomo Realty & Development Co. Ltd.	199,000	3,396,145
Sumitomo Rubber Industries Ltd.	75,000	577,963
Sumitomo Trust & Banking Co. Ltd.	654,344	4,407,860
Suzuken Co. Ltd.	26,460	953,105
Suzuki Motor Corp.	96,800	2,614,555
T&D Holdings, Inc.	100,850	5,156,556
Taiheiyo Cement Corp.	398,684	929,376
Taisei Corp.	466,594	1,230,209
Taisho Pharmaceutical Co. Ltd.	83,524	1,702,083
Taiyo Nippon Sanso Corp.	132,000	1,176,591
Taiyo Yuden Co. Ltd.	45,000	490,042
Takara Holdings, Inc.	71,551	434,142
Takashimaya Co. Ltd.	128,000	1,413,643
Takeda Pharmaceutical Co. Ltd.	417,942	23,320,759
Takefuji Corp.	47,631	1,203,066
TDK Corp.	61,525	4,373,367
Teijin Ltd.	366,341	1,419,409
Terumo Corp.	84,712	4,599,636
The Goodwill Group, Inc. (a)(d)	390	68,716
The Suruga Bank Ltd.	76,000	843,842
THK Co. Ltd.	59,000	1,114,052
TIS, Inc.	13,600	248,773
Tobu Railway Co. Ltd. (d)	405,297	1,937,768
Toda Corp. (d)	121,762	529,549
Toho Co. Ltd.	55,554	1,286,658
Toho Titanium Co. Ltd. (d)	13,400	380,688
Tohoku Electric Power Co., Inc.	214,690	4,925,991
Tokai Rika Co. Ltd.	28,200	810,824
Tokuyama Corp.	101,000	752,136
Tokyo Broadcasting System, Inc.	17,300	373,621
Tokyo Electric Power Co.	607,118	15,598,120
Tokyo Electron Ltd.	82,518	5,114,638
Tokyo Gas Co. Ltd.	1,014,395	4,550,349
Tokyo Seimitsu Co. Ltd. (d)	21,100	386,863
Tokyo Steel Manufacturing Co. Ltd.	44,500	531,970
Tokyo Tatemono Co. Ltd.	151,000	1,023,224
Tokyu Corp.	562,954	3,260,632
Tokyu Land Corp.	198,000	1,334,534
TonenGeneral Sekiyu KK	141,856	1,346,705
Toppan Printing Co. Ltd.	298,013	3,255,330
Common Stocks - continued
	Shares	Value
Japan - continued
Toray Industries, Inc.	659,883	$ 4,079,675
Toshiba Corp.	1,543,880	11,580,236
Tosoh Corp.	217,816	779,015
Toto Ltd. (d)	157,185	1,323,690
Toyo Seikan Kaisha Ltd.	71,800	1,259,173
Toyo Suisan Kaisha Ltd.	45,000	733,482
Toyoda Gosei Co. Ltd.	29,500	1,067,296
Toyota Boshoku Corp.	28,700	986,582
Toyota Industries Corp.	95,086	3,599,223
Toyota Motor Corp.	1,346,651	73,089,487
Toyota Tsusho Corp.	98,900	2,510,716
Trend Micro, Inc. (d)	48,000	1,653,640
Ube Industries Ltd.	426,605	1,311,163
Uni-Charm Corp.	21,860	1,597,577
UNY Co. Ltd.	71,000	565,442
Urban Corp.	75,500	490,164
Ushio, Inc.	44,100	918,158
USS Co. Ltd.	9,940	608,986
Wacoal Holdings Corp. (d)	44,000	663,787
West Japan Railway Co.	897	4,103,758
Yahoo! Japan Corp.	7,865	3,496,808
Yakult Honsha Co. Ltd.	47,366	1,325,028
Yamada Denki Co. Ltd.	43,115	3,770,560
Yamaha Corp.	82,343	1,617,321
Yamaha Motor Co. Ltd.	97,400	1,936,047
Yamato Holdings Co. Ltd.	180,232	2,634,123
Yamato Kogyo Co. Ltd.	18,700	786,931
Yamazaki Baking Co. Ltd. (d)	29,000	282,158
Yaskawa Electric Corp.	112,000	1,232,377
Yokogawa Electric Corp.	108,200	1,124,565
Zeon Corp.	89,000	433,626
TOTAL JAPAN		1,286,210,761
Luxembourg - 0.7%
Acergy SA (d)	91,700	1,967,882
ArcelorMittal SA (France)	468,828	35,593,868
Millicom International Cellular SA unit (a)	14,675	1,608,435
Oriflame Cosmetics SA unit	18,917	1,264,049
SES SA FDR (France) unit	58,898	1,455,600
Stolt-Nielsen SA	12,300	302,099
TOTAL LUXEMBOURG		42,191,933
Netherlands - 2.8%
Aegon NV	732,242	10,934,541
Akzo Nobel NV	136,800	9,945,360
ASML Holding NV (Netherlands)	193,454	4,658,372
Corio NV	20,166	1,868,914
Corporate Express	64,853	767,913
EADS NV (d)	159,292	4,176,883

	Shares	Value
Fugro NV (Certificaten Van Aandelen) unit	29,776	$ 2,246,174
Hagemeyer NV (d)	140,000	1,020,170
Heineken Holding NV (A Shares)	32,583	1,656,409
Heineken NV (Bearer)	123,188	6,947,175
ING Groep NV (Certificaten Van Aandelen)	936,772	31,203,875
James Hardie Industries NV unit	232,144	1,274,188
Koninklijke Ahold NV	624,277	8,084,387
Koninklijke KPN NV	926,360	17,486,197
Koninklijke Philips Electronics NV	574,358	22,354,013
Oce NV	37,860	702,066
QIAGEN NV (a)(d)	40,244	900,679
Randstad Holdings NV (d)	24,785	941,496
Reed Elsevier NV	296,005	5,498,657
Royal DSM NV	66,529	2,927,413
SBM Offshore NV	64,633	2,083,502
STMicroelectronics NV	323,877	3,883,285
TNT NV	189,621	7,467,004
TomTom Group BV (a)	29,221	1,369,248
Unilever NV (Certificaten Van Aandelen)	846,186	26,162,534
Vedior NV (Certificaten Van Aandelen)	86,775	2,173,262
Wereldhave NV	9,290	1,122,845
Wolters Kluwer NV (Certificaten Van Aandelen)	143,745	3,717,537
TOTAL NETHERLANDS		183,574,099
New Zealand - 0.1%
Auckland International Airport Ltd.	339,479	672,895
Contact Energy Ltd. (a)	185,189	1,167,817
Fisher & Paykel Appliances Holdings Ltd.	57,025	117,589
Fisher & Paykel Healthcare Corp.	128,247	270,604
Fletcher Building Ltd.	275,902	2,114,736
Kiwi Income Property Trust	488,687	484,323
Sky City Entertainment Group Ltd.	249,621	790,058
Sky Network Television Ltd.	55,207	221,503
Telecom Corp. of New Zealand Ltd.	886,478	2,703,758
Vector Ltd.	122,841	182,616
TOTAL NEW ZEALAND		8,725,899
Norway - 0.9%
Aker Kvaerner ASA	81,950	1,946,924
Det Norske Oljeselskap ASA (DNO) (A Shares) (a)(d)	378,600	489,245
DnB Nor ASA	353,759	5,174,495
Independent Tankers Corp. Ltd. (a)	5,060	15,528
Norsk Hydro ASA	331,130	4,668,933
Ocean RIG ASA (a)(d)	92,700	708,449
Orkla ASA (A Shares)	399,745	4,969,092
Petroleum Geo-Services ASA	77,150	1,850,643
ProSafe ASA	81,200	1,390,804
Renewable Energy Corp. AS (a)	81,600	1,995,695
Schibsted ASA (B Shares)	22,050	693,839
StatoilHydro ASA	614,731	18,731,120
Storebrand ASA (A Shares) (d)	179,967	1,392,158
Common Stocks - continued
	Shares	Value
Norway - continued
TANDBERG ASA	52,650	$ 769,321
Telenor ASA	400,808	8,206,975
TGS Nopec Geophysical Co. ASA (a)(d)	43,700	645,225
Tomra Systems AS (d)	81,500	554,664
Yara International ASA	91,017	5,081,913
TOTAL NORWAY		59,285,023
Portugal - 0.3%
Banco Comercial Portugues SA (Reg.) (d)	992,677	2,859,441
Banco Espirito Santo SA (BES) (Reg.)	106,143	1,913,113
BPI-SGPS SA (d)	153,390	734,399
Brisa Auto-Estradas de Portugal SA	166,305	2,505,574
Cimpor-Cimentos de Portugal SGPS SA	90,960	758,567
Energias de Portugal SA	988,937	5,782,515
Jeronimo Martins SGPS SA	115,994	853,834
Portugal Telecom SGPS SA (Reg.)	379,825	4,847,503
Sonae Industria SGPS SA (a)	40,542	290,905
Sonae SGPS SA	351,130	638,123
ZON MULTIMEDIA - Servicos de Telecomunicacoes e Multimedia, SGPS, S.A. (d)	100,950	1,251,730
TOTAL PORTUGAL		22,435,704
Singapore - 1.1%
Allgreen Properties Ltd.	393,000	353,251
Ascendas Real Estate Investment Trust (A-REIT)	379,100	599,256
CapitaCommercial Trust (REIT)	429,000	622,923
CapitaLand Ltd.	900,000	3,976,813
CapitaMall Trust	560,000	1,284,522
City Developments Ltd.	231,000	1,939,007
ComfortDelgro Corp. Ltd.	1,139,784	1,274,964
Cosco Corp. Singapore Ltd.	462,000	1,310,879
DBS Group Holdings Ltd.	573,361	6,981,480
Fraser & Neave Ltd.	402,150	1,385,022
Haw Par Corp. Ltd.	7,000	31,402
Jardine Cycle & Carriage Ltd.	56,800	856,163
Keppel Corp. Ltd.	523,000	3,941,442
Keppel Land Ltd.	191,000	793,674
Neptune Orient Lines Ltd.	230,000	502,703
Olam International Ltd.	218,000	396,679
Oversea-Chinese Banking Corp. Ltd.	1,213,968	6,549,738
Parkway Holdings Ltd.	298,202	644,971
SembCorp Industries Ltd.	411,130	1,382,556
SembCorp Marine Ltd.	373,800	957,442
Singapore Airlines Ltd.	293,425	3,183,214
Singapore Exchange Ltd.	422,000	2,455,820
Singapore Land Ltd.	38,000	189,478
Singapore Petroleum Co. Ltd.	97,000	474,184
Singapore Post Ltd.	815,000	646,564
Singapore Press Holdings Ltd.	817,021	2,546,273
Singapore Technologies Engineering Ltd.	662,161	1,601,299
Singapore Telecommunications Ltd.	3,962,827	10,723,941

	Shares	Value
SMRT Corp. Ltd.	119,000	$ 148,299
United Overseas Bank Ltd.	596,846	7,568,722
Uol Group Ltd.	283,984	776,451
Venture Corp. Ltd.	107,808	777,427
Wilmar International Ltd.	198,000	613,040
Wing Tai Holdings Ltd.	301,748	455,307
Yanlord Land Group Ltd.	120,000	214,165
TOTAL SINGAPORE		68,159,071
Spain - 4.0%
Abertis Infraestructuras SA	109,118	3,443,119
Acerinox SA	77,561	1,945,939
Actividades de Construccion y Servicios SA (ACS)	111,168	5,677,230
Antena 3 Television SA	45,397	624,804
Banco Bilbao Vizcaya Argentaria SA	1,843,291	37,805,898
Banco de Sabadell SA (d)	206,344	1,900,533
Banco Popular Espanol SA (Reg.)	367,675	5,757,506
Banco Santander SA	3,116,938	55,419,158
Bankinter SA	49,729	733,735
Cintra Concesiones de Infrastructuras de Transporte SA	102,758	1,629,656
Corporacion Mapfre SA (Reg.)	279,642	1,260,773
Criteria CaixaCorp, S.A.	327,848	2,269,390
Enagas SA	71,971	2,164,561
Fomento Construcciones y Contratas SA (FOCSA)	22,033	1,328,398
Gamesa Corporacion Tecnologica, SA	81,098	3,302,957
Gas Natural SDG SA Series E	60,438	3,661,792
Gestevision Telecinco SA	44,817	953,717
Grupo Acciona SA	13,291	3,376,089
Grupo Ferrovial SA	29,087	1,903,339
Iberdrola SA	1,850,470	26,723,347
Iberdrola SA	400,000	2,489,520
Iberia Lineas Aereas de Espana SA	226,270	812,417
Inditex SA	104,072	5,364,759
Indra Sistemas SA	57,627	1,601,415
Promotora de Informaciones SA (PRISA)	43,982	611,382
Red Electrica de Espana SA	46,435	2,896,775
Repsol YPF SA	386,928	13,352,885
Sogecable SA (a)	22,433	941,072
Telefonica SA	2,140,028	61,875,343
Union Fenosa SA	51,795	3,412,393
Vallehermoso SA (d)	37,575	1,139,723
Zardoya Otis SA	50,546	1,258,977
Zeltia SA	76,948	510,419
TOTAL SPAIN		258,149,021
Sweden - 2.2%
AB Volvo:
(A Shares)	233,200	3,446,396
(B Shares)	510,310	7,603,619
Alfa Laval AB	44,750	2,403,083
Assa Abloy AB (B Shares)	138,643	2,482,667
Common Stocks - continued
	Shares	Value
Sweden - continued
Atlas Copco AB:
(A Shares)	304,760	$ 4,736,644
(B Shares)	186,310	2,649,201
Axfood AB	10,950	381,172
Billerud AB	11,700	132,761
Boliden AB	127,650	1,459,772
Castellum AB	71,000	868,465
D. Carnegie & Co. AB	39,790	683,257
Electrolux AB (B Shares)	112,369	1,803,033
Elekta AB (B Shares)	47,394	864,923
Eniro AB	63,515	478,410
Fabege AB	65,330	714,866
Getinge AB:
rights 3/14/08 (a)	64,000	24,652
(B Shares)	64,000	1,627,872
H&M Hennes & Mauritz AB (B Shares)	237,471	13,319,737
Hoganas AB (A Shares)	5,600	119,594
Holmen AB (B Shares)	28,800	989,845
Husqvarna AB (B Shares)	126,469	1,375,973
Investor AB (B Shares)	127,400	2,694,908
Kungsleden AB	53,810	637,716
Lundin Petroleum AB (a)(d)	113,400	1,476,775
Modern Times Group MTG AB (B Shares)	25,800	1,686,286
Nobia AB	52,950	449,100
Nordea Bank AB	1,020,473	15,344,783
Sandvik AB	468,030	7,892,168
Scania AB (B Shares)	171,216	4,130,784
Securitas AB (B Shares)	147,608	1,776,294
Securitas Direct AB (a)	176,508	753,319
Securitas Systems AB	192,008	495,717
Skandinaviska Enskilda Banken AB (A Shares)	215,975	5,381,080
Skanska AB (B Shares)	186,469	3,593,257
SKF AB (B Shares)	191,400	3,520,293
SSAB Svenskt Stal AB:
(A Shares)	89,246	2,498,988
(B Shares)	43,508	1,105,180
Svenska Cellulosa AB (SCA) (B Shares)	272,012	4,465,145
Svenska Handelsbanken AB (A Shares)	223,964	6,239,579
Swedbank AB (A Shares)	76,200	2,059,590
Swedish Match Co.	121,750	2,837,670
TELE2 AB (B Shares)	144,559	2,540,961
Telefonaktiebolaget LM Ericsson (B Shares)	7,325,573	15,749,982
TeliaSonera AB	1,049,135	8,358,437
Trelleborg AB (B Shares)	31,000	554,917
Wihlborgs Fastigheter AB	15,506	329,603
TOTAL SWEDEN		144,738,474
Switzerland - 6.8%
ABB Ltd. (Reg.)	1,088,773	27,129,934
Actelion Ltd. (Reg.) (a)	48,176	2,511,613
Adecco SA (Reg.)	67,424	3,528,638

	Shares	Value
Ciba Specialty Chemicals, Inc.	35,721	$ 1,429,065
Compagnie Financiere Richemont unit	259,829	15,043,327
Credit Suisse Group (Reg.)	518,858	25,382,533
EFG International	29,984	1,007,457
Geberit AG (Reg.)	21,019	3,092,804
Givaudan AG	3,559	3,568,945
Holcim Ltd. (Reg.)	101,269	10,328,310
Julius Baer Holding AG	50,800	3,750,945
Kudelski SA (Bearer) (d)	17,490	229,558
Kuehne & Nagel International AG	29,887	2,896,374
Kuoni Reisen Holding AG Class B (Reg.)	1,983	929,844
Lindt & Spruengli AG (participation certificate)	496	1,651,967
Logitech International SA (Reg.) (a)	79,329	2,029,236
Lonza Group AG	23,527	3,100,013
Nestle SA (Reg.)	195,485	93,050,860
Nobel Biocare Holding AG (Switzerland)	12,403	3,000,020
Novartis AG (Reg.)	1,155,832	56,809,143
Oc Oerlikon Corp. AG (Reg.) (a)	3,613	1,166,782
Pargesa Holding SA	9,586	978,354
PSP Swiss Property AG	26,119	1,600,635
Rieter Holding AG (Reg.)	2,512	1,013,466
Roche Holding AG (participation certificate)	349,835	68,707,594
Schindler Holding AG (participation certificate)	25,748	1,761,037
SGS Societe Generale de Surveillance Holding SA (Reg.)	2,404	3,229,354
Sonova Holding AG	22,105	2,095,083
Straumann Holding AG	4,411	1,295,064
Sulzer AG (Reg.)	1,590	1,825,490
Swiss Life Holding	16,309	4,088,656
Swiss Reinsurance Co. (Reg.)	176,574	14,155,057
Swisscom AG (Reg.)	11,943	4,543,021
Syngenta AG (Switzerland)	52,031	14,912,085
The Swatch Group AG:
(Bearer)	15,468	4,540,898
(Reg.)	28,374	1,616,427
UBS AG (Reg.)	1,036,824	33,530,888
Zurich Financial Services AG (Reg.)	72,176	22,566,271
TOTAL SWITZERLAND		444,096,748
United Kingdom - 21.1%
3i Group plc	191,188	3,089,859
Aggreko PLC	133,957	1,554,786
Alliance & Leicester PLC	67,594	749,641
AMEC PLC	157,587	2,403,833
Anglo American PLC (United Kingdom)	654,897	41,567,472
Antofagasta PLC	71,748	1,143,513
ARM Holdings PLC	619,907	1,108,444
Arriva PLC	89,404	1,203,722
Associated British Foods PLC	67,472	1,130,537
AstraZeneca PLC (United Kingdom)	718,264	27,028,274
Aviva PLC	1,264,957	15,246,684
Common Stocks - continued
	Shares	Value
United Kingdom - continued
BAE Systems PLC	1,750,698	$ 16,664,462
Balfour Beatty PLC	217,283	1,906,528
Barclays PLC	3,367,318	31,627,534
Barratt Developments PLC	154,233	1,247,797
BBA Aviation plc	224,537	816,965
Berkeley Group Holdings PLC unit	44,096	907,167
BG Group PLC	1,633,354	37,942,812
BHP Billiton PLC	1,127,975	36,083,188
Biffa PLC	141,286	969,687
Bovis Homes Group PLC	57,384	659,719
BP PLC	9,421,219	101,859,089
British Airways PLC (a)	297,921	1,510,143
British American Tobacco PLC	742,573	27,969,012
British Energy Group PLC	492,539	5,486,826
British Land Co. PLC	246,148	4,617,244
British Sky Broadcasting Group PLC (BSkyB)	558,040	6,261,410
Brixton PLC	104,690	675,996
BT Group PLC	3,908,551	17,694,010
Bunzl PLC	154,773	2,127,008
Burberry Group PLC	189,626	1,574,625
Cable & Wireless PLC	1,170,934	4,090,993
Cadbury Schweppes PLC	1,003,097	11,165,380
Capita Group PLC	263,841	3,418,595
Carnival PLC	83,844	3,300,938
Carphone Warehouse Group PLC (d)	188,870	1,144,461
Cattles PLC	171,925	791,708
Centrica PLC	1,780,183	11,365,690
Charter PLC (a)	75,783	1,235,282
Close Brothers Group PLC	59,180	768,597
Cobham PLC	515,122	1,853,109
Compass Group PLC	931,475	6,003,837
Cookson Group PLC	97,695	1,149,840
CSR PLC (a)	51,632	325,885
Daily Mail & General Trust PLC Class A	135,278	1,250,641
Davis Service Group PLC	72,669	719,119
De La Rue PLC	63,429	1,134,698
Diageo PLC	1,250,071	25,657,707
DSG International PLC	928,135	1,160,182
Electrocomponents PLC	218,031	758,786
EMAP PLC	89,658	1,636,747
Enterprise Inns PLC	251,870	2,067,829
Eurasian Natural Resources Corp. PLC	160,035	3,275,292
Experian Group Ltd.	468,885	3,941,560
FirstGroup PLC	197,041	2,249,538
FKI PLC	239,508	344,404
Friends Provident PLC	952,559	2,508,551
G4S PLC (United Kingdom)	549,927	2,371,594
Galiform PLC (a)	237,595	386,682
Genting International PLC 12/01/07 (a)	1,066,000	470,979
GKN PLC	330,576	1,722,522
GlaxoSmithKline PLC	2,730,709	59,952,716

	Shares	Value
Great Portland Estates PLC	91,302	$ 901,453
Hammerson PLC	134,918	2,941,763
Hays PLC	685,763	1,474,307
HBOS plc	1,811,154	21,521,413
Home Retail Group PLC	395,552	2,020,458
HSBC Holdings PLC (United Kingdom) (Reg.)	5,822,006	87,621,191
Icap PLC	239,491	2,981,945
IMI PLC	151,824	1,161,689
Imperial Tobacco Group PLC	342,601	15,859,402
Inchcape PLC	187,424	1,448,192
InterContinental Hotel Group PLC	132,108	2,010,646
International Power PLC	740,678	5,564,453
Intertek Group PLC	35,447	628,767
Invensys PLC (a)	371,615	1,879,740
Investec PLC	167,230	1,215,480
ITV PLC	1,895,460	2,505,306
J Sainsbury PLC	740,209	5,189,448
Johnson Matthey PLC	107,772	4,143,174
Kazakhmys PLC	61,759	1,881,176
Kesa Electricals PLC	251,985	1,064,526
Kingfisher PLC	1,037,088	2,677,074
Land Securities Group PLC	228,290	7,117,376
Legal & General Group PLC	3,201,296	7,875,994
Liberty International PLC	119,421	2,270,531
Lloyds TSB Group PLC	2,760,675	24,675,075
LogicaCMG PLC	718,427	1,319,619
London Stock Exchange Group PLC	65,782	1,764,008
Lonmin PLC	38,011	2,479,908
Man Group plc	833,412	9,092,223
Marks & Spencer Group PLC	797,359	6,320,414
Meggitt PLC	292,551	1,613,038
Meinl European Land Ltd. (a)	138,350	1,727,253
Misys PLC	220,416	649,097
Mitchells & Butlers PLC	184,342	1,621,925
Mondi PLC	207,093	1,597,444
National Express Group PLC Class L	60,703	1,358,001
National Grid PLC	1,278,011	18,530,521
NEXT plc	109,719	2,782,608
Old Mutual plc	2,466,918	6,093,312
Pearson PLC	400,743	5,269,837
Persimmon PLC	126,075	1,831,720
Premier Farnell PLC	200,925	593,962
Prudential PLC	1,224,815	14,695,378
Punch Taverns Ltd.	133,525	1,699,587
Rank Group PLC	158,895	283,115
Reckitt Benckiser Group PLC	294,883	15,905,933
Reed Elsevier PLC	536,964	6,758,014
Rentokil Initial PLC	803,537	1,323,525
Resolution PLC	309,165	4,233,123
Reuters Group PLC	634,584	7,493,379
Rexam PLC	275,987	2,402,549
Rio Tinto PLC (Reg.)	494,211	56,148,547
Rolls-Royce Group PLC	925,484	7,933,697
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Royal & Sun Alliance Insurance Group PLC	1,629,536	$ 4,248,012
Royal Bank of Scotland Group PLC	4,998,631	37,791,332
Royal Dutch Shell PLC:
Class A (United Kingdom)	1,781,019	63,681,234
Class B	1,376,432	48,202,649
SABMiller plc	462,839	9,696,477
Sage Group PLC	614,858	2,396,919
Schroders PLC	55,623	1,050,179
Scottish & Newcastle PLC	366,295	5,729,306
Scottish & Southern Energy PLC	403,144	11,787,924
Segro PLC	231,621	2,368,104
Serco Group PLC	225,139	1,935,234
Severn Trent PLC	97,710	2,742,601
Shire PLC	138,848	2,704,759
Signet Group PLC	736,184	887,501
Smith & Nephew PLC	436,355	5,705,778
Smiths Group PLC	195,901	3,848,129
SSL International PLC	94,900	916,269
Stagecoach Group PLC	230,197	1,141,725
Standard Chartered PLC (United Kingdom)	358,361	11,806,317
Standard Life PLC	1,034,431	4,471,363
Tate & Lyle PLC	232,395	2,406,302
Taylor Wimpey PLC	576,812	1,951,792
Tesco PLC	3,877,728	30,642,542
Thomas Cook Group PLC	240,632	1,456,015
Tomkins PLC	436,436	1,463,256
Travis Perkins PLC	44,684	955,216
Trinity Mirror PLC	109,981	617,979
TUI Travel PLC (a)	257,716	1,374,320
Tullett Prebon PLC	85,395	851,455
Tullow Oil PLC	320,560	3,973,674
Unilever PLC	633,516	19,943,084
United Business Media PLC	140,213	1,477,138
United Utilities PLC	394,224	5,430,436
Vedanta Resources PLC	32,934	1,416,826
Vodafone Group PLC	26,418,793	85,147,771
Whitbread PLC	94,579	2,366,530
William Hill PLC	156,477	1,163,788
William Morrison Supermarkets PLC	593,301	3,477,870
Wolseley PLC	296,658	3,619,228
WPP Group plc	550,321	6,556,524
Xstrata PLC	314,022	24,496,375
Yell Group PLC	354,628	1,529,745
TOTAL UNITED KINGDOM		1,370,633,843
United States of America - 0.1%
Synthes, Inc.	31,723	4,446,351
TOTAL COMMON STOCKS (Cost $5,745,578,165)		6,208,627,793
Nonconvertible Preferred Stocks - 0.5%
	Shares	Value
Germany - 0.4%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	5,230	$ 241,909
Fresenius AG (non-vtg.)	19,037	1,606,589
Henkel KGaA	89,165	3,945,737
Porsche Automobil Holding SE	4,442	7,612,755
ProSiebenSat.1 Media AG	35,935	774,462
RWE AG (non-vtg.)	21,813	2,193,840
Volkswagen AG	52,942	7,366,492
TOTAL GERMANY		23,741,784
Italy - 0.1%
Intesa Sanpaolo SpA	494,288	3,139,380
Istituto Finanziario Industriale SpA (IFI) (a)	18,301	517,037
Italcementi SpA Risp (non-vtg.)	18,315	278,513
Telecom Italia SpA (Risp)	2,932,536	5,657,614
UNIPOL Assicurazioni SpA	307,293	810,182
TOTAL ITALY		10,402,726
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $29,003,878)		34,144,510
Government Obligations - 0.4%
Principal Amount
United States of America - 0.4%
U.S. Treasury Bills, yield at date of purchase 2.01% to 3.21% 3/27/08 (e) (Cost $25,942,880)	$ 26,000,000	25,964,640
Money Market Funds - 6.0%
	Shares	Value
Fidelity Cash Central Fund, 3.24% (b)	286,024,788	$ 286,024,788
Fidelity Securities Lending Cash Central Fund, 3.25% (b)(c)	101,326,124	101,326,124
TOTAL MONEY MARKET FUNDS (Cost $387,350,912)		387,350,912
TOTAL INVESTMENT PORTFOLIO - 102.5% (Cost $6,187,875,835)	6,656,087,855
NET OTHER ASSETS - (2.5)%	(161,239,912)
NET ASSETS - 100%	$ 6,494,847,943
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
219 CAC 40 10 Euro Index Contracts (France)	March 2008	$ 15,948,905	$ 228,055
54 DAX 30 Index Contracts (Germany)	March 2008	13,829,701	(1,913,433)
702 Dow Jones Euro Stoxx 50 Index Contracts (Germany)	March 2008	39,652,316	(4,314,923)
582 FTSE 100 Index Contracts (United Kingdom)	March 2008	67,443,231	(3,158,242)
35 Hang Seng Index Contracts (Hong Kong)	March 2008	5,444,819	122,129
35 IBEX 35 Index Contracts (Spain)	March 2008	7,015,816	119,264
49 MSCI Index Contracts (Singapore)	March 2008	2,617,409	(56,208)
10 Nikkei 225 Index Contracts (Japan)	March 2008	665,250	7,950
453 OMX Stockholm 30 Index Contracts (Sweden)	March 2008	7,111,760	64,476
23 S&P/MIB Index Contracts (Italy)	March 2008	5,877,248	(679,627)
145 SPI 200 Index Contracts (Australia)	March 2008	18,788,898	(1,347,088)
480 TOPIX 150 Index Contracts (Japan)	March 2008	61,010,688	(4,937,726)
TOTAL EQUITY INDEX CONTRACTS		$ 245,406,041	$ (15,865,373)

The face value of futures purchased as a percentage of net assets - 3.8%
Forward Foreign Currency Contracts
	Settlement Dates	Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy
20,049,000 AUD	March 2008	$ 18,638,503	$ 1,150,099
55,014,000 EUR	March 2008	83,470,114	3,015,823
34,211,000 GBP	March 2008	67,901,271	929,867
6,470,000,000 JPY	March 2008	62,348,479	1,716,497
42,346,000 SEK	March 2008	6,863,064	303,437
		$ 239,221,431	$ 7,115,723
(Payable Amount $232,105,708)
The value of contracts to buy as a percentage of net assets - 3.7%
Currency Abbreviations
AUD	-	Australian dollar
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
SEK	-	Swedish krona
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $25,764,912.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 8,479,772
Fidelity Securities Lending Cash Central Fund	1,715,493
Total	$ 10,195,265

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan International Index Fund

Financial Statements

Statement of Assets and Liabilities

	February 29, 2008
Assets
Investment in securities, at value (including securities loaned of $95,881,532) - See accompanying schedule: Unaffiliated issuers (cost $5,800,524,923)	$ 6,268,736,943
Fidelity Central Funds (cost $387,350,912)	387,350,912
Total Investments (cost $6,187,875,835)		$ 6,656,087,855
Cash		801,972
Foreign currency held at value (cost $12,496,094)		12,819,036
Receivable for investments sold		2,439,582
Unrealized appreciation on foreign currency contracts		7,115,723
Receivable for closed foreign currency contracts		1,771,180
Receivable for fund shares sold		12,055,444
Dividends receivable		11,842,927
Distributions receivable from Fidelity Central Funds		772,229
Receivable from investment adviser for expense reductions		532,295
Other receivables		163,440
Total assets		6,706,401,683

Liabilities
Payable for investments purchased	$ 95,500,747
Payable for fund shares redeemed	7,773,541
Accrued management fee	906,845
Payable for daily variation on futures contracts	5,923,396
Other affiliated payables	123,087
Collateral on securities loaned, at value	101,326,124
Total liabilities		211,553,740

Net Assets		$ 6,494,847,943
Net Assets consist of:
Paid in capital		$ 6,057,007,557
Undistributed net investment income		27,525,277
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(49,759,531)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		460,074,640
Net Assets		$ 6,494,847,943

Investor Class: Net Asset Value, offering price and redemption price per share ($4,515,417,153 ÷ 104,451,897 shares)		$ 43.23

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($1,979,430,790 ÷ 45,786,268 shares)		$ 43.23

Statement of Operations

	Year ended February 29, 2008
Investment Income
Dividends		$ 190,330,656
Interest		1,065,803
Income from Fidelity Central Funds (including $1,715,493 from security lending)		10,195,265
		201,591,724
Less foreign taxes withheld		(13,385,408)
Total income		188,206,316

Expenses
Management fee	$ 10,516,277
Transfer agent fees	1,309,254
Independent trustees' compensation	22,119
Interest	10,215
Miscellaneous	13,464
Total expenses before reductions	11,871,329
Expense reductions	(6,413,246)	5,458,083
Net investment income (loss)		182,748,233
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	54,344,436
Foreign currency transactions	12,088,946
Futures contracts	(21,570,391)
Total net realized gain (loss)		44,862,991
Change in net unrealized appreciation (depreciation) on: Investment securities	(364,543,600)
Assets and liabilities in foreign currencies	7,348,032
Futures contracts	(16,073,412)
Total change in net unrealized appreciation (depreciation)		(373,268,980)
Net gain (loss)		(328,405,989)
Net increase (decrease) in net assets resulting from operations		$ (145,657,756)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan International Index Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended February 29, 2008	Year ended February 28, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 182,748,233	$ 74,468,595
Net realized gain (loss)	44,862,991	19,412,890
Change in net unrealized appreciation (depreciation)	(373,268,980)	487,247,960
Net increase (decrease) in net assets resulting from operations	(145,657,756)	581,129,445
Distributions to shareholders from net investment income	(164,851,937)	(69,190,968)
Distributions to shareholders from net realized gain	(50,691,543)	(6,955,306)
Total distributions	(215,543,480)	(76,146,274)
Share transactions - net increase (decrease)	2,082,070,992	2,231,762,509
Redemption fees	1,145,389	508,726
Total increase (decrease) in net assets	1,722,015,145	2,737,254,406

Net Assets
Beginning of period	4,772,832,798	2,035,578,392
End of period (including undistributed net investment income of $27,525,277 and undistributed net investment income of $10,992,689, respectively)	$ 6,494,847,943	$ 4,772,832,798

Financial Highlights - Investor Class

Years ended February 28,	2008 F	2007	2006	2005	2004 F
Selected Per-Share Data
Net asset value, beginning of period	$ 44.73	$ 37.60	$ 32.69	$ 28.41	$ 18.91
Income from Investment Operations
Net investment income (loss) B	1.39	1.03	.85	.64	.47
Net realized and unrealized gain (loss)	(1.35)	7.00	4.72	4.25	9.57
Total from investment operations	.04	8.03	5.57	4.89	10.04
Distributions from net investment income	(1.19)	(.83)	(.60)	(.55)	(.55)
Distributions from net realized gain	(.36)	(.08)	(.07)	(.07)	-
Total distributions	(1.55)	(.91)	(.67)	(.62)	(.55)
Redemption fees added to paid in capital B	.01	.01	.01	.01	.01
Net asset value, end of period	$ 43.23	$ 44.73	$ 37.60	$ 32.69	$ 28.41
Total Return A	(.15)%	21.48%	17.23%	17.41%	53.55%
Ratios to Average Net Assets C,E
Expenses before reductions	.20%	.20%	.20%	.58%	.60%
Expenses net of fee waivers, if any	.10%	.10%	.10%	.25%	.47%
Expenses net of all reductions	.10%	.10%	.10%	.25%	.47%
Net investment income (loss)	2.95%	2.48%	2.54%	2.19%	1.99%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,515,417	$ 3,398,352	$ 1,440,236	$ 1,180,981	$ 556,578
Portfolio turnover rate D	4%	2%	2%	6%	31%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advantage Class

Years ended February 28,	2008 I	2007	2006 G
Selected Per-Share Data
Net asset value, beginning of period	$ 44.73	$ 37.61	$ 33.92
Income from Investment Operations
Net investment income (loss) D	1.41	1.04	.18
Net realized and unrealized gain (loss)	(1.36)	6.99	4.03
Total from investment operations	.05	8.03	4.21
Distributions from net investment income	(1.20)	(.84)	(.52)
Distributions from net realized gain	(.36)	(.08)	-
Total distributions	(1.56)	(.92)	(.52)
Redemption fees added to paid in capital D	.01	.01	- J
Net asset value, end of period	$ 43.23	$ 44.73	$ 37.61
Total Return B,C	(.12)%	21.49%	12.49%
Ratios to Average Net Assets E,H
Expenses before reductions	.17%	.17%	.17% A
Expenses net of fee waivers, if any	.07%	.07%	.07% A
Expenses net of all reductions	.07%	.07%	.07% A
Net investment income (loss)	2.97%	2.51%	1.35% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,979,431	$ 1,374,481	$ 595,342
Portfolio turnover rate F	4%	2%	2%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 14, 2005 (commencement of sale of shares) to February 28, 2006.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I For the year ended February 29.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended February 29, 2008

1. Organization.

Spartan Total Market Index Fund, Spartan Extended Market Index Fund and Spartan International Index Fund (the Funds) are funds of Fidelity Concord Street Trust (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. Each Fund offers Investor Class and Fidelity Advantage Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Each Fund offers conversion privileges between share classes within each Fund to eligible shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent fees incurred and certain class-level expense reductions.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Funds indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, each Fund uses independent pricing services approved by the Board of Trustees to value their investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because each Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Annual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. Each Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48), on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Funds' federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, certain Funds will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. For Spartan Total Market Index and Spartan Extended Market Index, certain adjustments have been made to the accounts relating to prior periods. Collectively, these adjustments have no impact on the Funds' net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, swap agreements, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, capital loss carryforwards, losses deferred due to wash sales, and excise tax regulations.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows for each Fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Spartan Total Market Index	$ 7,952,176,920	$ 1,446,701,341	$ (1,094,275,468)	$ 352,425,873
Spartan Extended Market Index	3,457,118,307	714,617,255	(603,254,214)	111,363,041
Spartan International Index	6,232,861,353	1,065,815,616	(642,589,114)	423,226,502
	Undistributed Ordinary Income	Undistributed Long-term Capital Gain	Capital Loss Carryforward
Spartan Total Market Index	$ 23,055,888	$ -	$ -
Spartan Extended Market Index	5,870,341	39,527,768	-
Spartan International Index	8,008,290	-	-

The tax character of distributions paid was as follows:

February 29, 2008	Ordinary Income	Long-term Capital Gains	Tax Return of Capital	Total
Spartan Total Market Index	$ 135,573,997	$ 42,531,465	$ -	$ 178,105,462
Spartan Extended Market Index	48,189,966	141,783,205	-	189,973,171
Spartan International Index	181,749,118	33,794,362	-	215,543,480

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

February 28, 2007	Ordinary Income	Long-term Capital Gains	Tax Return of Capital	Total
Spartan Total Market Index	$ 74,441,874	$ -	$ -	$ 74,441,874
Spartan Extended Market Index	36,794,966	63,459,918	-	100,254,884
Spartan International Index	76,146,274	-	-	76,146,274

Short-Term Trading (Redemption) Fees. Shares held in the Funds less than 90 days are subject to a redemption fee equal to .50%, .75% and 1.00% of the amount invested in Spartan Total Market Index, Spartan Extended Market Index and Spartan International Index, respectively. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Funds and accounted for as an addition to paid in capital.

New Accounting Pronouncements. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

In addition, in March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Funds invest in derivative instruments, the accounting treatment and the affect derivatives have on financial performance. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds' financial statement disclosures.

4. Operating Policies.

Forward Foreign Currency Contracts. Spartan International Index Fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage the Fund's currency exposure. Contracts to sell generally are used to hedge the Fund's investments against currency fluctuations, while contracts to buy generally are used to offset a previous contract to sell. Also, a contract to buy can be used to acquire exposure to foreign currencies and a contract to sell can be used to offset a previous contract to buy. These contracts involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. The U.S. dollar value of the currencies the Fund has committed to buy or sell is shown in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." This amount represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts at period end. Losses may arise from changes in the value of foreign currency or if the counterparties do not perform under the contracts' terms.

The U.S. dollar value of forward foreign currency contracts is determined using forward currency exchange rates supplied by a quotation service. Purchases and sales of forward foreign currency contracts having the same settlement date and broker are offset and any realized gain (loss) recognized on the date of offset: otherwise, gain (loss) is recognized on settlement date.

Futures Contracts. Certain Funds may use futures contracts to manage their exposure to the stock market. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in each applicable fund's Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in each applicable fund's Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in each applicable fund's Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Swap Agreements. Certain Funds may invest in swaps for the purpose of managing their market exposure. A swap is an agreement to exchange one payment stream for another, for a set period of time. Payments are based on a notional principal amount and are settled periodically. Total return swaps usually involve commitments to pay interest in exchange for the return of an equity security. A fund will make periodic payments based on a notional principal amount to the counterparty and will receive payments from the counterparty representing dividends of the underlying security. Periodic payments received or made by each applicable Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. Gains or losses are realized upon expiration or termination of the swap agreement based on the change in value of the underlying equity security.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on each applicable Fund's Statement of Assets and Liabilities. These risks include changes in the returns

Annual Report

4. Operating Policies - continued

Swap Agreements - continued.

of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in each applicable Fund's Schedule of Investments under the caption "Swap Agreements."

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Spartan Total Market Index	2,006,397,616	296,586,786
Spartan Extended Market Index	799,563,915	530,457,488
Spartan International Index	2,053,063,942	239,945,608

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is based on an annual rate of .07%, .07% and .17% of average net assets for Spartan Total Market Index, Spartan Extended Index and Spartan International Index funds, respectively. Under the management contract, FMR pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

In addition, under the expense contract, FMR pays class-level expenses so that the total expenses do not exceed certain amounts of each class' average net assets with certain exceptions, as noted in the following table:

	Investor Class	Advantage Class
Spartan Total Market Index	.10%	.07%
Spartan Extended Market Index	.10%	.07%
Spartan International Market Index	.20%	.17%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by FMR for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is each Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives asset-based fees of .06% and .03% of average net assets for each Fund's Investor Class and Fidelity Advantage Class, respectively. Under the expense contract, each Investor Class pays transfer agent fees at an annual rate of .03%, and each Fidelity Advantage Class pays no transfer agent fees. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Prior to January 1, 2008, Fidelity Service Company, Inc. (FSC), also an affiliate of FMR, was the Fund's transfer agent.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro rata portion of the line of credit, which is reflected in Miscellaneous Expense on the Statement of Operations, and is as follows:

Spartan Total Market Index	$ 17,571
Spartan Extended Market Index	7,454
Spartan International Index	13,464

During the period, there were no borrowings on this line of credit.

8. Security Lending.

Certain Funds lend portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds.

Annual Report

Notes to Financial Statements - continued

9. Bank Borrowings.

Each Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. Each Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. At period end, there were no bank borrowings outstanding. Each applicable Fund's activity in this program during the period for which loans were outstanding was as follows:

	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Spartan International Index	$ 81,722,000	4.50%	$ 10,215

10. Expense Reductions.

FMR voluntarily agreed to reimburse Spartan International Index to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser
Spartan International Index
Investor Class	.10%	$ 4,383,016
Fidelity Advantage Class	.07%	1,830,104

In addition, through arrangements with each applicable Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's expenses as noted in the table below.

	Transfer agent expense reduction	Management fee reduction

Spartan Total Market Index	$ 119,605	$ 56,975
Spartan Extended Market Index	135,845	53,335
Spartan International Index	187,569	12,557

11. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

12. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended February 28,	2008A	2007
Spartan Total Market Index
From net investment income
Investor Class	$ 74,344,257	$ 43,648,865
Fidelity Advantage Class	55,153,816	30,793,009
Total	$ 129,498,073	$ 74,441,874
From net realized gain
Investor Class	$ 27,956,239	$ -
Fidelity Advantage Class	20,651,150	-
Total	$ 48,607,389	$ -
Spartan Extended Market Index
From net investment income
Investor Class	$ 26,252,571	$ 20,181,573
Fidelity Advantage Class	12,214,831	9,493,047
Total	$ 38,467,402	$ 29,674,620
From net realized gain
Investor Class	$ 104,286,345	$ 48,524,471
Fidelity Advantage Class	47,219,424	22,055,793
Total	$ 151,505,769	$ 70,580,264

Annual Report

12. Distributions to Shareholders - continued

Distributions to shareholders of each class were as follows: - continued

Years ended February 28,	2008A	2007
Spartan International Index
From net investment income
Investor Class	$ 115,354,710	$ 49,155,215
Fidelity Advantage Class	49,497,227	20,035,753
Total	$ 164,851,937	$ 69,190,968
From net realized gain
Investor Class	$ 35,526,435	$ 4,966,961
Fidelity Advantage Class	15,165,108	1,988,345
Total	$ 50,691,543	$ 6,955,306

A For the year ended February 29.

13. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended February 28,	2008A	2007	2008A	2007
Spartan Total Market Index
Investor Class
Shares sold	54,918,745	61,659,939	$ 2,251,193,543	$ 2,385,031,078
Reinvestment of distributions	2,421,414	1,085,592	100,018,962	42,218,085
Shares redeemed	(36,440,879)	(18,335,114)	(1,494,976,909)	(695,873,695)
Net increase (decrease)	20,899,280	44,410,417	$ 856,235,596	$ 1,731,375,468
Fidelity Advantage Class
Shares sold	39,372,453	27,013,377	$ 1,619,535,263	$ 1,028,002,320
Reinvestment of distributions	1,635,804	709,350	67,573,297	27,494,213
Shares redeemed	(13,045,066)	(8,576,937)	(533,559,548)	(321,568,759)
Net increase (decrease)	27,963,191	19,145,790	$ 1,153,549,012	$ 733,927,774
Spartan Extended Market Index
Investor Class
Shares sold	23,156,773	21,662,729	$ 914,917,592	$ 822,154,397
Reinvestment of distributions	3,241,268	1,758,028	127,207,673	66,893,025
Shares redeemed	(17,433,868)	(11,799,411)	(689,478,963)	(439,720,539)
Net increase (decrease)	8,964,173	11,621,346	$ 352,646,302	$ 449,326,883
Fidelity Advantage Class
Shares sold	6,826,368	9,862,555	$ 272,420,651	$ 372,527,489
Reinvestment of distributions	1,376,973	750,569	54,041,693	28,567,756
Shares redeemed	(5,887,288)	(3,835,191)	(229,088,656)	(142,627,009)
Net increase (decrease)	2,316,053	6,777,933	$ 97,373,688	$ 258,468,236
Spartan International Index
Investor Class
Shares sold	57,660,581	50,335,556	$ 2,734,029,800	$ 2,126,472,096
Reinvestment of distributions	3,101,142	1,200,505	145,169,044	51,946,571
Shares redeemed	(32,287,251)	(13,858,952)	(1,520,129,888)	(578,762,039)
Net increase (decrease)	28,474,472	37,677,109	$ 1,359,068,956	$ 1,599,656,628
Fidelity Advantage Class
Shares sold	22,940,788	17,807,784	$ 1,089,714,624	$ 752,516,500
Reinvestment of distributions	1,199,605	441,375	56,153,298	19,084,741
Shares redeemed	(9,081,944)	(3,352,494)	(422,865,886)	(139,495,360)
Net increase (decrease)	15,058,449	14,896,665	$ 723,002,036	$ 632,105,881

A For the year ended February 29.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Concord Street Trust and the Shareholders of Spartan Total Market Index Fund, Spartan Extended Market Index Fund and Spartan International Index Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Spartan Total Market Index Fund, Spartan Extended Market Index Fund and Spartan International Index Fund (funds of Fidelity Concord Street Trust) at February 29, 2008, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Concord Street Trust's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 29, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts
April 25, 2008

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, and review each fund's performance. Except for James C. Curvey, each of the Trustees oversees 376 funds advised by FMR or an affiliate. Mr. Curvey oversees 371 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (77)

Year of Election or Appointment: 1987

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006-present), Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Mr. Edward C. Johnson 3d and Mr. Arthur E. Johnson are not related.

James C. Curvey (72)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) or Member of the Advisory Board (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. Mr. Curvey joined Fidelity in 1982 and served in numerous senior management positions, including President and Chief Operating Officer of FMR LLC (1997-2000) and President of Fidelity Strategic Investments (2000-2002). In addition, he serves as a member of the Board of Directors of Geerlings & Wade, Inc. (wine distribution).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR. FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (59)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (65)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

George H. Heilmeier (71)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

James H. Keyes (67)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002-present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions).

Marie L. Knowles (61)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (64)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees (2006-present). Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Sony Corporation (2006-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

Cornelia M. Small (63)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (68)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment firm, 2005-present). He is a special advisor to Clayton, Dubilier & Rice, Inc., a private equity investment firm. He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (69)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman and a Director of Hershey Foods Corporation (2007-present), where prior to his retirement in 2001, he was Chairman and Chief Executive Officer. Mr. Wolfe currently serves as a member of the board of Revlon Inc. (2004-present). Previously, Mr. Wolfe served as a member of the boards of Adelphia Communications Corporation (2003-2006) and Bausch & Lomb, Inc. (1993-2007).

Advisory Board Members and Executive Officers**:

Correspondence intended for Mr. Mauriello, Mr. Thomas, Mr. Wiley, Mr. Lacy, and Mr. Arthur Johnson may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Arthur E. Johnson (61)

Year of Election or Appointment: 2008

Member of the Advisory Board of Fidelity Concord Street Trust. Mr. Johnson serves as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor). In addition, Mr. Johnson serves as a member of the Board of Directors of AGL Resources, Inc. (holding company, 2002-present), and IKON Office Solutions, Inc. (document management systems and services). Mr. Arthur E. Johnson and Mr. Edward C. Johnson 3d are not related.

Alan J. Lacy (54)

Year of Election or Appointment: 2008

Member of the Advisory Board of Fidelity Concord Street Trust. Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (a private equity firm). Mr. Lacy also served as Vice Chairman and Chief Executive Officer of Sears Holdings Corporation and Sears, Roebuck and Co. (retail, 2005-2006; 2000-2005). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb (global pharmaceuticals, 2007-present). Mr. Lacy is a Trustee of the National Parks Conservation Association and The Field Museum of Natural History.

Peter S. Lynch (64)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Concord Street Trust. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Joseph Mauriello (63)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Concord Street Trust. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services firm, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd. (global insurance and re-insurance company, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-present). He also served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

David M. Thomas (58)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Concord Street Trust. Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products holding company), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (57)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Concord Street Trust. Mr. Wiley also serves as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). He serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production company, 2005-present). In addition, he also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Sr. Energy Advisor of Katzenbach Partners, LLC (consulting firm, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment firm), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services company, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production company, 2001-2005).

Kimberley H. Monasterio (44)

Year of Election or Appointment: 2007

President and Treasurer of Spartan Total Market Index, Spartan Extended Market Index, and Spartan International Index. Ms. Monasterio also serves as President and Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2004-present). Previously, Ms. Monasterio served as Deputy Treasurer of the Fidelity funds (2004-2006). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Walter C. Donovan (45)

Year of Election or Appointment: 2007

Vice President of Spartan Total Market Index, Spartan Extended Market Index, and Spartan International Index. Mr. Donovan also serves as Vice President of Fidelity's Equity Funds (2007-present). Mr. Donovan also serves as Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present). Previously, Mr. Donovan served as Vice President of Fidelity's High Income Funds (2005-2007), Fixed-Income Funds (2005-2006), certain Asset Allocation Funds (2005-2006), certain Balanced Funds (2005-2006), and as Vice President and Director of Fidelity's International Equity Trading group (1998-2005).

Eric M. Wetlaufer (45)

Year of Election or Appointment: 2006

Vice President of Spartan International Index. Mr. Wetlaufer also serves as Vice President of certain International Equity Funds (2006-present). Mr. Wetlaufer is Senior Vice President of FMR (2006-present) and FMR Co., Inc. (2006-present), and President and Director of Fidelity Management & Research (U.K.) Inc. (2006-present) and Fidelity Research & Analysis Company (2006-present). Before joining Fidelity Investments in 2005, Mr. Wetlaufer was a partner in Oxhead Capital Management (2004-2005). Previously, Mr. Wetlaufer served as a Chief Investment Officer of Putnam Investments (1997-2003).

Eric D. Roiter (59)

Year of Election or Appointment: 1998

Secretary of Spartan Total Market Index, Spartan Extended Market Index, and Spartan International Index. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

John B. McGinty, Jr. (45)

Year of Election or Appointment: 2008

Assistant Secretary of Spartan Total Market Index, Spartan Extended Market Index, and Spartan International Index. Mr. McGinty also serves as Assistant Secretary of other Fidelity funds (2008-present) and is an employee of FMR LLC (2004-present). Mr. McGinty also serves as Senior Vice President, Secretary, and Chief Legal Officer of FDC (2007-present). Before joining Fidelity Investments, Mr. McGinty practiced law at Ropes & Gray, LLP.

R. Stephen Ganis (41)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of Spartan Total Market Index, Spartan Extended Market Index, and Spartan International Index. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR LLC (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Joseph B. Hollis (59)

Year of Election or Appointment: 2006

Chief Financial Officer of Spartan Total Market Index, Spartan Extended Market Index, and Spartan International Index. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (60)

Year of Election or Appointment: 2004

Chief Compliance Officer of Spartan Total Market Index, Spartan Extended Market Index, and Spartan International Index. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002-present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Bryan A. Mehrmann (46)

Year of Election or Appointment: 2005

Deputy Treasurer of Spartan Total Market Index, Spartan Extended Market Index, and Spartan International Index. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kenneth B. Robins (38)

Year of Election or Appointment: 2005

Deputy Treasurer of Spartan Total Market Index, Spartan Extended Market Index, and Spartan International Index. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (41)

Year of Election or Appointment: 2005

Assistant Treasurer of Spartan Total Market Index, Spartan Extended Market Index, and Spartan International Index. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (54)

Year of Election or Appointment: 2004

Assistant Treasurer of Spartan Total Market Index, Spartan Extended Market Index, and Spartan International Index. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

Paul M. Murphy (60)

Year of Election or Appointment: 2007

Assistant Treasurer of Spartan Total Market Index, Spartan Extended Market Index, and Spartan International Index. Mr. Murphy also serves as Assistant Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity Funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services Group (FPCMS) (1994-2007).

Gary W. Ryan (49)

Year of Election or Appointment: 2005

Assistant Treasurer of Spartan Total Market Index, Spartan Extended Market Index, and Spartan International Index. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

** FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Distributions

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Spartan Total Market Index Fund
Investor Class	04/14/08	04/11/08	$0.10000	$0.00500
Fidelity Advantage Class	04/14/08	04/11/08	$0.10341	$0.00500
Spartan Extended Market Index Fund
Investor Class	04/14/08	04/11/08	$0.08000	$0.44000
Fidelity Advantage Class	04/14/08	04/11/08	$0.08319	$0.44000
Spartan International Index Fund
Investor Class	04/14/08	04/11/08	$0.05000	$0.00000
Fidelity Investor Class	04/14/08	04/11/08	$0.05396	$0.00000

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended February 29, 2008, or, if subsequently determined to be different, the net capital gain of such year.

Spartan Total Market Index Fund	$ 41,802,244
Spartan Extended Market Index Fund	$ 134,069,083
Spartan International Index Fund	$ 33,205,942

A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax:

Spartan Total Market Index Fund	.60%
Spartan Extended Market Index Fund	.59%
Spartan International Index Fund	.32%

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends-received deduction for corporate shareholders:

	April 2007	December 2007
Spartan Total Market Index Fund
Investor Class	96%	89%
Fidelity Advantage Class	93%	87%
Spartan Extended Market Index Fund
Investor Class	33%	56%
Fidelity Advantage Class	32%	55%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

	April 2007	December 2007
Spartan Total Market Index Fund
Investor Class	99%	91%
Fidelity Advantage Class	96%	89%
Spartan Extended Market Index Fund
Investor Class	35%	63%
Fidelity Advantage Class	34%	61%
Spartan International Index Fund
Investor Class	50%	88%
Fidelity Advantage Class	48%	87%

Annual Report

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
Spartan International Index Fund
Investor Class	04/16/07	$0.048	$0.0032
Investor Class	12/24/07	$0.565	$0.0840
Fidelity Advantage Class	04/16/07	$0.049	$0.0032
Fidelity Advantage Class	12/24/07	$0.569	$0.0840

The funds will notify shareholders in January 2009 of amounts for use in preparing 2008 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of shareholders was held on December 13, 2007. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to reduce the required quorum for shareholder meetings.A
	# of Votes	% of Votes
Affirmative	19,154,315,675.67	76.651
Against	4,609,247,880.96	18.446
Abstain	965,873,543.48	3.864
Broker Non-Votes	259,452,905.63	1.039
TOTAL	24,988,890,005.74	100.000
PROPOSAL 2
To elect a Board of Trustees. A
James C. Curvey
Affirmative	23,704,780,943.95	94.861
Withheld	1,284,109,061.79	5.139
TOTAL	24,988,890,005.74	100.000
Dennis J. Dirks
Affirmative	23,781,622,687.42	95.169
Withheld	1,207,267,318.32	4.831
TOTAL	24,988,890,005.74	100.000
Albert R. Gamper, Jr.
Affirmative	23,767,840,259.18	95.114
Withheld	1,221,049,746.56	4.886
TOTAL	24,988,890,005.74	100.000
George H. Heilmeier
Affirmative	23,737,496,011.43	94.992
Withheld	1,251,393,994.31	5.008
TOTAL	24,988,890,005.74	100.000
Edward C. Johnson 3d
Affirmative	23,600,952,366.46	94.446
Withheld	1,387,937,639.28	5.554
TOTAL	24,988,890,005.74	100.000
James H. Keyes
Affirmative	23,763,258,549.78	95.095
Withheld	1,225,631,455.96	4.905
TOTAL	24,988,890,005.74	100.000
Marie L. Knowles
Affirmative	23,753,447,780.84	95.056
Withheld	1,235,442,224.90	4.944
TOTAL	24,988,890,005.74	100.000
Ned C. Lautenbach
Affirmative	23,763,228,852.04	95.095
Withheld	1,225,661,153.70	4.905
TOTAL	24,988,890,005.74	100.000
Cornelia M. Small
Affirmative	23,766,490,777.77	95.108
Withheld	1,222,399,227.97	4.892
TOTAL	24,988,890,005.74	100.000
	# of Votes	% of Votes
William S. Stavropoulos
Affirmative	23,740,913,140.79	95.006
Withheld	1,247,976,864.95	4.994
TOTAL	24,988,890,005.74	100.000
Kenneth L. Wolfe
Affirmative	23,760,336,636.65	95.084
Withheld	1,228,553,369.09	4.916
TOTAL	24,988,890,005.74	100.000

A Denotes trust-wide proposal and voting results.

Annual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Adviser

FMR Co., Inc.

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Mellon Bank, N.A.
Pittsburgh, PA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

SIF-UANNPRO-0408
1.790918.104

Spartan®
U.S. Equity Index
Fund -
Investor Class
Fidelity Advantage Class

Annual Report

February 29, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

If additional copies of financial reports, prospectuses or historical account information are needed, or for more information on any Fidelity fund including charges and expenses, please call the appropriate number listed below or the number provided to your institutional or employer-sponsored retirement plan. Read the prospectus carefully before you invest or send money.
Retirement Plan Level Accounts
Corporate Clients 1-800-962-1375
"Not For Profit" Clients 1-800-343-0860
Financial and Other Institutions
Nationwide 1-800-221-5207
Other Investors 1-800-544-6666

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Continuation of a credit squeeze, flat consumer spending and a potential recession weighed heavily on stocks in the opening months of 2008, though positive results in investment-grade bonds and money markets offered some comfort to investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $100,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended February 29, 2008	Past 1 year	Past 5 years	Past 10 years
Investor Class	-3.66%	11.54%	3.94%
Fidelity Advantage Class A	-3.63%	11.55%	3.95%

A The initial offering of Fidelity Advantage Class took place on October 14, 2005. Returns prior to October 14, 2005, are those of Investor Class.

$100,000 Over 10 Years

Let's say hypothetically that $100,000 was invested in Spartan® US Equity Index Fund - Investor Class on February 28, 1998. The chart shows how the value of your investment would have changed, and also shows how the Standard & Poor's 500SM Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Jeffrey Adams, who oversees the Spartan® U.S. Equity Index Fund's investment management team as Head of Indexing for Geode Capital Management, LLC

It was a winter of discontent for U.S. equity investors, as a credit freeze led to subzero returns for many stock market benchmarks during the 12-month period ending February 29, 2008. In addition to the subprime mortgage market crisis, which severely constrained the availability of credit, a flurry of other issues afflicted investor sentiment - particularly in the final three months of the period - including a major housing market slowdown, rising inflation, a potential recession and oil prices that topped $100 per barrel. The Federal Reserve Board aggressively intervened in an effort to ease the credit crunch, slashing the federal funds target rate five times since September. Despite the central bank's efforts, the Standard & Poor's 500SM Index fell 3.60% for the year overall and lost nearly 10% in the December-February time frame alone. The bellwether, blue-chip Dow Jones Industrial AverageSM managed a modest increase of 2.32% over the past 12 months, but the small-cap-oriented Russell 2000® Index declined 12.44%. Elsewhere, the technology-heavy NASDAQ Composite® Index fell 5.34%.

For the year ending February 29, 2008, the fund's Investor Class and Fidelity Advantage Class shares lost 3.66% and 3.63%, respectively, in line with the S&P 500® index. The energy sector led the market by a wide margin. Specific outperformers included diversified energy producers Exxon Mobil, Chevron and ConocoPhillips, as well as oilfield services company Schlumberger. Materials stocks also performed well, while consumer staples companies such as food and tobacco giant Altria benefited as many investors favored more-defensive companies in a weakening economy. In technology, personal computer and electronics manufacturer Apple benefited from strong sales of its key products. Diversified technology company IBM rose thanks to better-than-expected earnings. Also helping performance was agricultural products company Monsanto, which gained on strong worldwide demand for food and biofuels. In contrast, financials were the biggest laggards by far. Worries about the deteriorating housing market and subprime loans hurt many banks, insurance and diversified financial companies, including Citigroup, American International Group (AIG), Wachovia, Bank of America, Merrill Lynch and JPMorganChase. Housing market weakness also hampered government-sponsored mortgage-finance companies Fannie Mae and Freddie Mac. Consumer discretionary holdings lagged as well during the past year.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2007 to February 29, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

Shareholder Expense Example - continued

	Beginning Account Value September 1, 2007	Ending Account Value February 29, 2008	Expenses Paid During Period* September 1, 2007 to February 29, 2008
Investor Class
Actual	$ 1,000.00	$ 911.80	$ .48
HypotheticalA	$ 1,000.00	$ 1,024.37	$ .50
Fidelity Advantage Class
Actual	$ 1,000.00	$ 911.70	$ .33
HypotheticalA	$ 1,000.00	$ 1,024.52	$ .35

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Annualized Expense Ratio
Investor Class	.10%
Fidelity Advantage Class	.07%

Annual Report

Investment Changes

Top Ten Stocks as of February 29, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	4.0	3.6
General Electric Co.	2.8	3.0
Microsoft Corp.	1.9	1.8
AT&T, Inc.	1.8	1.9
Procter & Gamble Co.	1.8	1.5
Chevron Corp.	1.6	1.4
Johnson & Johnson	1.5	1.4
Bank of America Corp.	1.5	1.7
International Business Machines Corp.	1.3	1.2
Altria Group, Inc.	1.3	1.1
	19.5
Market Sectors as of February 29, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	16.9	19.7
Information Technology	15.3	16.0
Energy	13.4	11.0
Health Care	12.1	11.5
Industrials	11.6	11.2
Consumer Staples	10.5	9.3
Consumer Discretionary	8.6	9.6
Materials	3.6	3.0
Utilities	3.5	3.4
Telecommunication Services	3.2	3.7

Annual Report

Investments February 29, 2008

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 8.6%
Auto Components - 0.2%
Johnson Controls, Inc.	1,328,552	$ 43,656
The Goodyear Tire & Rubber Co. (a)	536,596	14,542
		58,198
Automobiles - 0.3%
Ford Motor Co. (a)(d)	4,721,197	30,829
General Motors Corp. (d)	1,266,307	29,480
Harley-Davidson, Inc.	540,227	20,075
		80,384
Distributors - 0.1%
Genuine Parts Co.	375,645	15,495
Diversified Consumer Services - 0.1%
Apollo Group, Inc. Class A (non-vtg.) (a)	305,987	18,781
H&R Block, Inc.	727,204	13,562
		32,343
Hotels, Restaurants & Leisure - 1.3%
Carnival Corp. unit	977,256	38,455
Darden Restaurants, Inc.	317,462	9,787
International Game Technology	705,649	31,860
Marriott International, Inc. Class A	699,382	23,849
McDonald's Corp.	2,646,203	143,186
Starbucks Corp. (a)	1,634,135	29,365
Starwood Hotels & Resorts Worldwide, Inc.	445,548	21,088
Wendy's International, Inc.	195,528	4,747
Wyndham Worldwide Corp.	398,070	8,825
Yum! Brands, Inc.	1,137,917	39,201
		350,363
Household Durables - 0.5%
Black & Decker Corp.	139,913	9,622
Centex Corp.	271,975	6,035
D.R. Horton, Inc.	620,159	8,701
Fortune Brands, Inc.	341,766	22,208
Harman International Industries, Inc.	135,302	5,574
KB Home (d)	172,329	4,124
Leggett & Platt, Inc.	380,590	6,356
Lennar Corp. Class A (d)	311,831	5,803
Newell Rubbermaid, Inc.	624,882	14,185
Pulte Homes, Inc.	475,439	6,437
Snap-On, Inc.	128,896	6,434
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Household Durables - continued
The Stanley Works	183,863	$ 8,925
Whirlpool Corp. (d)	172,931	14,590
		118,994
Internet & Catalog Retail - 0.2%
Amazon.com, Inc. (a)(d)	687,374	44,315
Expedia, Inc. (a)(d)	464,659	10,655
IAC/InterActiveCorp (a)	412,482	8,208
		63,178
Leisure Equipment & Products - 0.2%
Brunswick Corp. (d)	196,741	3,205
Eastman Kodak Co. (d)	644,295	10,940
Hasbro, Inc.	329,046	8,480
Mattel, Inc.	820,748	15,857
		38,482
Media - 2.9%
CBS Corp. Class B	1,532,657	34,975
Clear Channel Communications, Inc.	1,114,004	35,648
Comcast Corp. Class A	6,875,654	134,350
E.W. Scripps Co. Class A	200,441	8,372
Gannett Co., Inc.	519,375	15,659
Interpublic Group of Companies, Inc. (a)(d)	1,054,628	9,091
McGraw-Hill Companies, Inc.	736,077	30,128
Meredith Corp.	84,921	3,681
News Corp. Class A	5,145,296	94,725
Omnicom Group, Inc.	731,378	32,671
The DIRECTV Group, Inc. (a)	1,606,184	40,235
The New York Times Co. Class A (d)	321,842	5,996
The Walt Disney Co.	4,258,697	138,024
Time Warner, Inc.	8,086,992	126,238
Viacom, Inc. Class B (non-vtg.) (a)	1,468,216	58,362
Washington Post Co. Class B	12,973	9,392
		777,547
Multiline Retail - 0.8%
Big Lots, Inc. (a)	202,271	3,408
Dillard's, Inc. Class A (d)	127,809	1,890
Family Dollar Stores, Inc.	314,282	6,019
JCPenney Co., Inc.	496,049	22,922
Kohl's Corp. (a)(d)	701,781	31,187
Macy's, Inc.	968,731	23,908
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Multiline Retail - continued
Nordstrom, Inc.	420,590	$ 15,574
Sears Holdings Corp. (a)(d)	163,207	15,606
Target Corp.	1,858,863	97,795
		218,309
Specialty Retail - 1.6%
Abercrombie & Fitch Co. Class A	192,751	14,944
AutoNation, Inc. (a)(d)	308,687	4,498
AutoZone, Inc. (a)	98,760	11,365
Bed Bath & Beyond, Inc. (a)(d)	592,488	16,791
Best Buy Co., Inc.	785,147	33,769
Circuit City Stores, Inc. (d)	377,122	1,667
Gamestop Corp. Class A (a)	355,825	15,073
Gap, Inc.	1,042,022	21,018
Home Depot, Inc. (d)	3,775,732	100,246
Limited Brands, Inc.	695,283	10,603
Lowe's Companies, Inc.	3,272,305	78,437
Office Depot, Inc. (a)	610,626	6,943
OfficeMax, Inc.	168,687	3,588
RadioShack Corp.	293,283	5,118
Sherwin-Williams Co.	233,264	12,078
Staples, Inc. (d)	1,582,013	35,200
Tiffany & Co., Inc.	284,143	10,695
TJX Companies, Inc.	977,747	31,288
		413,321
Textiles, Apparel & Luxury Goods - 0.4%
Coach, Inc. (a)	823,636	24,973
Jones Apparel Group, Inc.	190,754	2,692
Liz Claiborne, Inc.	222,575	3,957
NIKE, Inc. Class B	859,198	51,724
Polo Ralph Lauren Corp. Class A	131,747	8,193
VF Corp.	196,966	14,977
		106,516
TOTAL CONSUMER DISCRETIONARY		2,273,130
CONSUMER STAPLES - 10.5%
Beverages - 2.4%
Anheuser-Busch Companies, Inc.	1,641,825	77,314
Brown-Forman Corp. Class B (non-vtg.)	193,302	12,327
Coca-Cola Enterprises, Inc.	640,292	15,642
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
Constellation Brands, Inc. Class A (sub. vtg.) (a)	433,776	$ 8,333
Molson Coors Brewing Co. Class B	305,759	16,499
Pepsi Bottling Group, Inc.	310,284	10,553
PepsiCo, Inc.	3,601,412	250,514
The Coca-Cola Co.	4,446,531	259,944
		651,126
Food & Staples Retailing - 2.5%
Costco Wholesale Corp.	971,183	60,136
CVS Caremark Corp.	3,304,271	133,426
Kroger Co.	1,523,992	36,957
Safeway, Inc.	989,788	28,447
SUPERVALU, Inc.	472,980	12,416
Sysco Corp.	1,360,646	38,180
Wal-Mart Stores, Inc.	5,286,413	262,153
Walgreen Co.	2,218,558	81,000
Whole Foods Market, Inc. (d)	311,777	10,959
		663,674
Food Products - 1.5%
Archer Daniels Midland Co.	1,438,350	64,870
Campbell Soup Co.	497,777	16,073
ConAgra Foods, Inc.	1,090,143	24,092
Dean Foods Co. (d)	336,282	7,237
General Mills, Inc.	755,421	42,296
H.J. Heinz Co.	709,046	31,276
Hershey Co.	375,907	13,939
Kellogg Co.	590,469	29,949
Kraft Foods, Inc. Class A	3,461,564	107,897
McCormick & Co., Inc. (non-vtg.)	285,810	9,846
Sara Lee Corp.	1,620,246	20,464
Tyson Foods, Inc. Class A	612,649	8,828
Wm. Wrigley Jr. Co.	487,368	29,174
		405,941
Household Products - 2.4%
Clorox Co.	309,879	18,032
Colgate-Palmolive Co.	1,140,499	86,781
Kimberly-Clark Corp.	946,637	61,702
Procter & Gamble Co.	6,948,295	459,838
		626,353
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Personal Products - 0.2%
Avon Products, Inc.	959,949	$ 36,536
Estee Lauder Companies, Inc. Class A	254,760	10,848
		47,384
Tobacco - 1.5%
Altria Group, Inc.	4,712,503	344,672
Reynolds American, Inc.	382,803	24,392
UST, Inc.	350,476	19,027
		388,091
TOTAL CONSUMER STAPLES		2,782,569
ENERGY - 13.4%
Energy Equipment & Services - 2.7%
Baker Hughes, Inc.	711,883	47,903
BJ Services Co.	655,142	16,994
Cameron International Corp. (a)	489,355	20,788
ENSCO International, Inc.	324,118	19,395
Halliburton Co.	1,971,417	75,505
Nabors Industries Ltd. (a)(d)	633,653	19,979
National Oilwell Varco, Inc. (a)	797,968	49,713
Noble Corp.	599,704	29,475
Rowan Companies, Inc.	248,980	10,036
Schlumberger Ltd. (NY Shares)	2,675,532	231,300
Smith International, Inc.	448,170	28,248
Transocean, Inc. (a)	711,466	99,968
Weatherford International Ltd. (a)(d)	754,609	52,008
		701,312
Oil, Gas & Consumable Fuels - 10.7%
Anadarko Petroleum Corp.	1,043,390	66,506
Apache Corp.	740,909	84,990
Chesapeake Energy Corp.	1,016,226	45,954
Chevron Corp.	4,723,962	409,379
ConocoPhillips	3,578,714	295,995
CONSOL Energy, Inc.	405,952	30,844
Devon Energy Corp.	995,516	102,259
El Paso Corp.	1,567,208	25,545
EOG Resources, Inc.	550,360	65,487
Exxon Mobil Corp.	12,223,856	1,063,585
Hess Corp.	621,796	57,939
Marathon Oil Corp.	1,589,121	84,478
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Murphy Oil Corp.	420,899	$ 33,832
Noble Energy, Inc.	384,067	29,727
Occidental Petroleum Corp.	1,853,831	143,431
Peabody Energy Corp.	592,441	33,544
Range Resources Corp.	333,794	20,422
Spectra Energy Corp.	1,414,650	32,693
Sunoco, Inc.	263,068	16,068
Tesoro Corp.	306,472	11,382
Valero Energy Corp.	1,231,499	71,144
Williams Companies, Inc.	1,327,907	47,831
XTO Energy, Inc.	1,081,854	66,761
		2,839,796
TOTAL ENERGY		3,541,108
FINANCIALS - 16.9%
Capital Markets - 3.1%
American Capital Strategies Ltd. (d)	428,956	15,567
Ameriprise Financial, Inc.	518,827	26,273
Bank of New York Mellon Corp.	2,547,590	111,763
Bear Stearns Companies, Inc. (d)	258,323	20,630
Charles Schwab Corp.	2,095,734	41,097
E*TRADE Financial Corp. (a)(d)	1,033,130	4,411
Federated Investors, Inc. Class B (non-vtg.)	193,462	7,851
Franklin Resources, Inc.	361,798	34,143
Goldman Sachs Group, Inc.	889,725	150,924
Janus Capital Group, Inc.	343,250	8,314
Legg Mason, Inc.	300,422	19,840
Lehman Brothers Holdings, Inc. (d)	1,185,865	60,467
Merrill Lynch & Co., Inc.	1,915,212	94,918
Morgan Stanley	2,374,302	100,006
Northern Trust Corp.	428,109	28,953
State Street Corp.	864,065	67,872
T. Rowe Price Group, Inc.	590,772	29,852
		822,881
Commercial Banks - 3.0%
BB&T Corp. (d)	1,229,309	38,268
Comerica, Inc.	337,875	12,245
Commerce Bancorp, Inc.	435,896	16,468
Fifth Third Bancorp	1,191,708	27,290
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
First Horizon National Corp.	282,770	$ 4,592
Huntington Bancshares, Inc.	818,629	10,004
KeyCorp	869,799	19,179
M&T Bank Corp. (d)	167,187	13,723
Marshall & Ilsley Corp.	575,697	13,356
National City Corp.	1,417,574	22,483
PNC Financial Services Group, Inc.	782,085	48,043
Regions Financial Corp.	1,555,147	32,969
SunTrust Banks, Inc.	781,383	45,422
U.S. Bancorp, Delaware	3,863,088	123,696
Wachovia Corp.	4,419,672	135,330
Wells Fargo & Co. (d)	7,549,542	220,673
Zions Bancorp (d)	241,706	11,541
		795,282
Consumer Finance - 0.7%
American Express Co.	2,616,375	110,673
Capital One Financial Corp. (d)	874,343	40,246
Discover Financial Services	1,068,439	16,123
SLM Corp. (d)	1,153,960	22,629
		189,671
Diversified Financial Services - 4.3%
Bank of America Corp.	9,929,919	394,615
CIT Group, Inc.	424,260	9,427
Citigroup, Inc.	11,169,360	264,826
CME Group, Inc.	122,531	62,895
IntercontinentalExchange, Inc. (a)(d)	155,632	20,279
JPMorgan Chase & Co.	7,515,242	305,495
Leucadia National Corp. (d)	378,323	17,123
Moody's Corp.	479,842	18,224
NYSE Euronext	592,889	38,935
		1,131,819
Insurance - 4.1%
ACE Ltd.	737,386	41,471
AFLAC, Inc.	1,091,396	68,114
Allstate Corp.	1,276,872	60,945
AMBAC Financial Group, Inc. (d)	227,199	2,531
American International Group, Inc.	5,674,365	265,901
Aon Corp.	656,900	27,334
Assurant, Inc.	213,678	13,366
Cincinnati Financial Corp.	371,392	13,805
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
Genworth Financial, Inc. Class A (non-vtg.)	981,383	$ 22,748
Hartford Financial Services Group, Inc.	702,170	49,082
Lincoln National Corp. (d)	602,346	30,786
Loews Corp.	983,452	41,148
Marsh & McLennan Companies, Inc.	1,163,740	29,640
MBIA, Inc. (d)	446,010	5,785
MetLife, Inc.	1,656,947	96,534
Principal Financial Group, Inc.	585,273	32,325
Progressive Corp.	1,561,870	28,629
Prudential Financial, Inc.	1,015,741	74,119
SAFECO Corp.	211,538	9,786
The Chubb Corp.	858,641	43,705
The Travelers Companies, Inc.	1,442,957	66,968
Torchmark Corp.	206,234	12,428
Unum Group	807,291	18,495
XL Capital Ltd. Class A	398,806	14,381
		1,070,026
Real Estate Investment Trusts - 1.1%
Apartment Investment & Management Co. Class A	213,850	7,367
AvalonBay Communities, Inc.	176,193	16,286
Boston Properties, Inc.	266,833	22,993
Developers Diversified Realty Corp.	274,877	10,599
Equity Residential (SBI)	606,449	23,154
General Growth Properties, Inc.	545,484	19,261
Host Hotels & Resorts, Inc.	1,168,765	18,922
Kimco Realty Corp.	565,390	19,093
Plum Creek Timber Co., Inc.	385,436	15,683
ProLogis Trust	576,171	31,044
Public Storage	278,565	22,664
Simon Property Group, Inc.	498,935	41,811
Vornado Realty Trust	299,783	25,050
		273,927
Real Estate Management & Development - 0.0%
CB Richard Ellis Group, Inc. Class A (a)(d)	442,799	8,883
Thrifts & Mortgage Finance - 0.6%
Countrywide Financial Corp.	1,294,735	8,170
Fannie Mae (d)	2,188,471	60,511
Freddie Mac (d)	1,480,105	37,269
Hudson City Bancorp, Inc.	1,164,355	18,478
MGIC Investment Corp. (d)	182,997	2,710
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Sovereign Bancorp, Inc. (d)	806,377	$ 8,894
Washington Mutual, Inc. (d)	1,943,608	28,765
		164,797
TOTAL FINANCIALS		4,457,286
HEALTH CARE - 12.1%
Biotechnology - 1.3%
Amgen, Inc. (a)	2,433,399	110,768
Biogen Idec, Inc. (a)	656,359	38,305
Celgene Corp. (a)	863,291	48,664
Genzyme Corp. (a)	595,072	42,203
Gilead Sciences, Inc. (a)	2,082,431	98,541
		338,481
Health Care Equipment & Supplies - 1.9%
Baxter International, Inc.	1,418,621	83,727
Becton, Dickinson & Co.	545,681	49,340
Boston Scientific Corp. (a)(d)	3,001,823	37,793
C.R. Bard, Inc.	227,976	21,610
Covidien Ltd.	1,113,937	47,665
Hospira, Inc. (a)	352,505	15,003
Medtronic, Inc.	2,529,641	124,863
St. Jude Medical, Inc. (a)	765,956	32,921
Stryker Corp.	532,662	34,682
Varian Medical Systems, Inc. (a)	279,928	14,682
Zimmer Holdings, Inc. (a)	525,154	39,539
		501,825
Health Care Providers & Services - 2.2%
Aetna, Inc.	1,119,553	55,530
AmerisourceBergen Corp.	375,782	15,678
Cardinal Health, Inc.	808,931	47,840
CIGNA Corp.	624,576	27,844
Coventry Health Care, Inc. (a)	346,515	17,974
Express Scripts, Inc. (a)	563,902	33,327
Humana, Inc. (a)	379,073	25,902
Laboratory Corp. of America Holdings (a)(d)	257,739	19,926
McKesson Corp.	647,450	38,044
Medco Health Solutions, Inc. (a)	1,196,794	53,030
Patterson Companies, Inc. (a)	312,828	11,012
Quest Diagnostics, Inc. (d)	350,854	16,725
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Tenet Healthcare Corp. (a)	1,060,709	$ 5,102
UnitedHealth Group, Inc.	2,890,974	134,372
WellPoint, Inc. (a)	1,212,491	84,971
		587,277
Health Care Technology - 0.0%
IMS Health, Inc.	434,021	9,770
Life Sciences Tools & Services - 0.4%
Applera Corp. - Applied Biosystems Group	376,281	12,684
Millipore Corp. (a)	122,104	8,535
PerkinElmer, Inc.	265,202	6,582
Thermo Fisher Scientific, Inc. (a)	943,991	52,797
Waters Corp. (a)	224,682	13,393
		93,991
Pharmaceuticals - 6.3%
Abbott Laboratories	3,457,264	185,136
Allergan, Inc. (d)	686,793	40,679
Barr Pharmaceuticals, Inc. (a)(d)	241,073	11,367
Bristol-Myers Squibb Co.	4,426,554	100,084
Eli Lilly & Co.	2,207,900	110,439
Forest Laboratories, Inc. (a)	697,723	27,748
Johnson & Johnson	6,402,638	396,707
King Pharmaceuticals, Inc. (a)	546,878	5,797
Merck & Co., Inc.	4,869,668	215,726
Mylan, Inc. (d)	676,546	8,010
Pfizer, Inc.	15,280,430	340,448
Schering-Plough Corp.	3,623,829	78,637
Watson Pharmaceuticals, Inc. (a)	231,851	6,448
Wyeth	2,996,079	130,689
		1,657,915
TOTAL HEALTH CARE		3,189,259
INDUSTRIALS - 11.6%
Aerospace & Defense - 2.9%
General Dynamics Corp.	900,224	73,683
Goodrich Corp.	279,483	16,554
Honeywell International, Inc.	1,670,760	96,136
L-3 Communications Holdings, Inc.	281,387	29,909
Lockheed Martin Corp.	776,450	80,130
Northrop Grumman Corp.	757,023	59,510
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
Precision Castparts Corp.	309,031	$ 34,114
Raytheon Co.	960,495	62,278
Rockwell Collins, Inc.	364,497	21,469
The Boeing Co.	1,734,061	143,563
United Technologies Corp.	2,211,604	155,940
		773,286
Air Freight & Logistics - 1.0%
C.H. Robinson Worldwide, Inc.	379,787	19,282
Expeditors International of Washington, Inc. (d)	476,794	18,748
FedEx Corp.	691,923	60,979
United Parcel Service, Inc. Class B	2,351,065	165,139
		264,148
Airlines - 0.1%
Southwest Airlines Co.	1,642,275	20,134
Building Products - 0.1%
Masco Corp.	825,122	15,422
Trane, Inc.	383,497	17,277
		32,699
Commercial Services & Supplies - 0.5%
Allied Waste Industries, Inc. (a)	647,785	6,698
Avery Dennison Corp.	238,232	12,226
Cintas Corp.	302,116	8,695
Equifax, Inc.	294,965	10,094
Monster Worldwide, Inc. (a)	286,202	7,610
Pitney Bowes, Inc.	485,247	17,362
R.R. Donnelley & Sons Co.	480,128	15,282
Robert Half International, Inc.	360,347	9,711
Waste Management, Inc.	1,137,330	37,339
		125,017
Construction & Engineering - 0.2%
Fluor Corp.	197,835	27,549
Jacobs Engineering Group, Inc. (a)(d)	270,326	21,704
		49,253
Electrical Equipment - 0.5%
Cooper Industries Ltd. Class A	402,876	16,893
Emerson Electric Co.	1,761,280	89,755
Rockwell Automation, Inc.	333,863	18,266
		124,914
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Industrial Conglomerates - 3.6%
3M Co.	1,595,718	$ 125,104
General Electric Co.	22,610,780	749,321
Textron, Inc.	557,651	30,208
Tyco International Ltd.	1,107,060	44,349
		948,982
Machinery - 1.8%
Caterpillar, Inc. (d)	1,422,843	102,914
Cummins, Inc.	456,981	23,023
Danaher Corp.	566,417	42,000
Deere & Co.	992,822	84,598
Dover Corp.	444,590	18,455
Eaton Corp.	327,767	26,428
Illinois Tool Works, Inc.	924,919	45,386
Ingersoll-Rand Co. Ltd. Class A (d)	609,507	25,514
ITT Corp.	405,648	22,814
Manitowoc Co., Inc.	290,464	11,834
PACCAR, Inc.	824,064	35,748
Pall Corp.	274,290	10,799
Parker Hannifin Corp.	376,366	24,325
Terex Corp. (a)	229,549	15,483
		489,321
Road & Rail - 0.9%
Burlington Northern Santa Fe Corp.	666,801	58,532
CSX Corp.	940,623	45,639
Norfolk Southern Corp.	866,378	45,823
Ryder System, Inc.	129,827	7,479
Union Pacific Corp.	587,573	73,306
		230,779
Trading Companies & Distributors - 0.0%
W.W. Grainger, Inc.	150,700	11,101
TOTAL INDUSTRIALS		3,069,634
INFORMATION TECHNOLOGY - 15.3%
Communications Equipment - 2.5%
Ciena Corp. (a)(d)	192,329	4,968
Cisco Systems, Inc. (a)	13,573,720	330,792
Corning, Inc.	3,525,638	81,901
JDS Uniphase Corp. (a)	491,024	6,457
Juniper Networks, Inc. (a)	1,166,984	31,299
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Motorola, Inc.	5,110,747	$ 50,954
QUALCOMM, Inc.	3,661,338	155,131
Tellabs, Inc. (a)	982,551	6,465
		667,967
Computers & Peripherals - 4.3%
Apple, Inc. (a)	1,958,859	244,897
Dell, Inc. (a)	5,013,795	99,524
EMC Corp. (a)	4,694,392	72,951
Hewlett-Packard Co.	5,767,939	275,534
International Business Machines Corp. (d)	3,082,920	351,021
Lexmark International, Inc. Class A (a)(d)	211,925	7,000
Network Appliance, Inc. (a)	770,064	16,649
QLogic Corp. (a)	306,255	4,854
SanDisk Corp. (a)	510,585	12,024
Sun Microsystems, Inc. (a)	1,853,800	30,402
Teradata Corp. (a)	404,954	10,217
		1,125,073
Electronic Equipment & Instruments - 0.3%
Agilent Technologies, Inc. (a)	864,830	26,472
Jabil Circuit, Inc.	465,521	6,015
Molex, Inc.	316,721	7,136
Tyco Electronics Ltd.	1,112,378	36,597
		76,220
Internet Software & Services - 1.6%
Akamai Technologies, Inc. (a)	371,764	13,071
eBay, Inc. (a)	2,543,748	67,053
Google, Inc. Class A (sub. vtg.) (a)	517,942	244,044
VeriSign, Inc. (a)	494,342	17,203
Yahoo!, Inc. (a)	2,990,047	83,064
		424,435
IT Services - 0.8%
Affiliated Computer Services, Inc. Class A (a)	224,826	11,410
Automatic Data Processing, Inc.	1,177,251	47,031
Cognizant Technology Solutions Corp. Class A (a)	649,629	19,625
Computer Sciences Corp. (a)	366,110	15,907
Convergys Corp. (a)	291,384	4,208
Electronic Data Systems Corp.	1,145,711	19,844
Fidelity National Information Services, Inc.	381,886	15,844
Fiserv, Inc. (a)	368,343	19,382
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
Paychex, Inc.	746,139	$ 23,474
The Western Union Co.	1,680,038	34,945
Total System Services, Inc.	442,789	9,843
Unisys Corp. (a)	778,033	3,213
		224,726
Office Electronics - 0.1%
Xerox Corp.	2,068,233	30,403
Semiconductors & Semiconductor Equipment - 2.4%
Advanced Micro Devices, Inc. (a)(d)	1,350,540	9,737
Altera Corp.	751,441	12,857
Analog Devices, Inc.	678,699	18,271
Applied Materials, Inc.	3,083,256	59,106
Broadcom Corp. Class A (a)	1,052,648	19,906
Intel Corp.	13,081,585	260,978
KLA-Tencor Corp.	407,520	17,120
Linear Technology Corp.	499,993	13,855
LSI Corp. (a)(d)	1,579,373	7,960
MEMC Electronic Materials, Inc. (a)	512,596	39,101
Microchip Technology, Inc. (d)	422,414	13,002
Micron Technology, Inc. (a)(d)	1,701,284	12,794
National Semiconductor Corp.	525,694	8,658
Novellus Systems, Inc. (a)	259,853	5,738
NVIDIA Corp. (a)	1,242,988	26,588
Teradyne, Inc. (a)	388,490	4,658
Texas Instruments, Inc.	3,128,230	93,722
Xilinx, Inc.	657,760	14,708
		638,759
Software - 3.3%
Adobe Systems, Inc. (a)	1,283,745	43,198
Autodesk, Inc. (a)	516,596	16,061
BMC Software, Inc. (a)	438,087	14,141
CA, Inc.	876,721	20,059
Citrix Systems, Inc. (a)	424,430	13,976
Compuware Corp. (a)	640,326	5,097
Electronic Arts, Inc. (a)	704,696	33,325
Intuit, Inc. (a)	744,393	19,771
Microsoft Corp.	18,000,721	489,980
Novell, Inc. (a)	782,732	5,831
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Oracle Corp. (a)	8,822,650	$ 165,866
Symantec Corp. (a)	1,940,375	32,676
		859,981
TOTAL INFORMATION TECHNOLOGY		4,047,564
MATERIALS - 3.6%
Chemicals - 2.0%
Air Products & Chemicals, Inc.	481,889	44,011
Ashland, Inc.	125,327	5,536
Dow Chemical Co.	2,112,916	79,636
E.I. du Pont de Nemours & Co. (d)	2,011,454	93,372
Eastman Chemical Co.	181,285	11,930
Ecolab, Inc.	390,798	18,285
Hercules, Inc.	258,705	4,739
International Flavors & Fragrances, Inc.	181,970	7,848
Monsanto Co.	1,223,389	141,522
PPG Industries, Inc.	366,347	22,706
Praxair, Inc.	706,793	56,741
Rohm & Haas Co.	280,363	15,030
Sigma Aldrich Corp.	290,900	16,005
		517,361
Construction Materials - 0.1%
Vulcan Materials Co. (d)	242,069	16,969
Containers & Packaging - 0.1%
Ball Corp.	224,848	9,916
Bemis Co., Inc.	224,890	5,582
Pactiv Corp. (a)	291,932	7,392
Sealed Air Corp.	361,378	8,749
		31,639
Metals & Mining - 1.1%
Alcoa, Inc.	1,897,575	70,476
Allegheny Technologies, Inc.	228,788	17,697
Freeport-McMoRan Copper & Gold, Inc. Class B (d)	854,480	86,183
Newmont Mining Corp.	1,010,922	51,729
Nucor Corp.	644,184	41,595
Titanium Metals Corp. (d)	195,951	4,041
United States Steel Corp.	264,267	28,660
		300,381
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Paper & Forest Products - 0.3%
International Paper Co.	957,880	$ 30,365
MeadWestvaco Corp.	413,333	10,606
Weyerhaeuser Co.	468,791	28,690
		69,661
TOTAL MATERIALS		936,011
TELECOMMUNICATION SERVICES - 3.2%
Diversified Telecommunication Services - 2.9%
AT&T, Inc.	13,568,780	472,601
CenturyTel, Inc.	246,962	8,938
Citizens Communications Co.	733,336	7,876
Embarq Corp.	341,882	14,339
Qwest Communications International, Inc. (d)	3,513,083	18,971
Verizon Communications, Inc.	6,466,574	234,866
Windstream Corp.	1,067,446	12,553
		770,144
Wireless Telecommunication Services - 0.3%
American Tower Corp. Class A (a)	905,531	34,809
Sprint Nextel Corp.	6,363,154	45,242
		80,051
TOTAL TELECOMMUNICATION SERVICES		850,195
UTILITIES - 3.5%
Electric Utilities - 2.0%
Allegheny Energy, Inc.	371,925	18,845
American Electric Power Co., Inc.	894,940	36,621
Duke Energy Corp.	2,821,300	49,486
Edison International	728,942	36,010
Entergy Corp.	434,880	44,680
Exelon Corp. (d)	1,476,555	110,520
FirstEnergy Corp.	682,012	46,097
FPL Group, Inc.	910,762	54,910
Pepco Holdings, Inc.	448,063	11,323
Pinnacle West Capital Corp.	224,593	7,984
PPL Corp.	832,720	37,789
Progress Energy, Inc.	579,917	24,304
Southern Co.	1,699,194	58,673
		537,242
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Gas Utilities - 0.1%
Nicor, Inc. (d)	100,959	$ 3,443
Questar Corp.	386,485	21,353
		24,796
Independent Power Producers & Energy Traders - 0.3%
AES Corp. (a)	1,497,339	26,922
Constellation Energy Group, Inc.	404,180	35,709
Dynegy, Inc. Class A (a)	1,109,185	8,208
		70,839
Multi-Utilities - 1.1%
Ameren Corp.	465,382	19,872
CenterPoint Energy, Inc.	718,747	10,551
CMS Energy Corp.	503,600	7,247
Consolidated Edison, Inc.	607,467	24,839
Dominion Resources, Inc.	1,308,458	52,260
DTE Energy Co.	366,280	14,582
Integrys Energy Group, Inc.	170,627	7,837
NiSource, Inc.	613,409	10,545
PG&E Corp.	792,126	29,831
Public Service Enterprise Group, Inc.	1,137,956	50,184
Sempra Energy	584,859	31,074
TECO Energy, Inc.	471,353	7,061
Xcel Energy, Inc.	939,516	18,621
		284,504
TOTAL UTILITIES		917,381
TOTAL COMMON STOCKS (Cost $19,034,897)		26,064,137
U.S. Treasury Obligations - 0.1%
Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 3.21% 3/27/08 (e) (Cost $19,952)	$ 20,000	19,973
Money Market Funds - 4.6%
	Shares	Value (000s)
Fidelity Cash Central Fund, 3.24% (b)	237,729,597	$ 237,730
Fidelity Securities Lending Cash Central Fund, 3.25% (b)(c)	987,789,251	987,789
TOTAL MONEY MARKET FUNDS (Cost $1,225,519)		1,225,519
TOTAL INVESTMENT PORTFOLIO - 103.4% (Cost $20,280,368)		27,309,629
NET OTHER ASSETS - (3.4)%		(904,053)
NET ASSETS - 100%		$ 26,405,576
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
750 S&P 500 E-Mini Index Contracts	March 2008	$ 49,924	$ (4,866)
861 S&P 500 Index Contracts	March 2008	286,562	(8,788)
TOTAL EQUITY INDEX CONTRACTS		$ 336,486	$ (13,654)

The face value of futures purchased as a percentage of net assets - 1.3%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $18,380,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 21,746
Fidelity Securities Lending Cash Central Fund	2,497
Total	$ 24,243

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	February 29, 2008

Assets
Investment in securities, at value (including securities loaned of $932,851) - See accompanying schedule: Unaffiliated issuers (cost $19,054,849)	$ 26,084,110
Fidelity Central Funds (cost $1,225,519)	1,225,519
Total Investments (cost $20,280,368)		$ 27,309,629
Receivable for investments sold		5,428
Receivable for fund shares sold		46,904
Dividends receivable		60,127
Distributions receivable from Fidelity Central Funds		1,016
Other receivables		584
Total assets		27,423,688

Liabilities
Payable for investments purchased	$ 900
Payable for fund shares redeemed	18,768
Accrued management fee	1,568
Payable for daily variation on futures contracts	8,138
Other affiliated payables	521
Other payables and accrued expenses	428
Collateral on securities loaned, at value	987,789
Total liabilities		1,018,112

Net Assets		$ 26,405,576
Net Assets consist of:
Paid in capital		$ 19,410,659
Undistributed net investment income		99,068
Accumulated undistributed net realized gain (loss) on investments		(119,758)
Net unrealized appreciation (depreciation) on investments		7,015,607
Net Assets		$ 26,405,576

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	February 29, 2008

Investor Class: Net Asset Value, offering price and redemption price per share ($20,101,714 ÷ 425,916 shares)	$ 47.20

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($6,303,862 ÷ 133,559 shares)	$ 47.20

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended February 29, 2008

Investment Income
Dividends		$ 551,036
Interest		1,039
Income from Fidelity Central Funds		24,243
Total income		576,318

Expenses
Management fee	$ 20,295
Transfer agent fees	6,858
Independent trustees' compensation	107
Interest	1
Miscellaneous	65
Total expenses before reductions	27,326
Expense reductions	(2,734)	24,592
Net investment income (loss)		551,726
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	151,803
Futures contracts	1,658
Total net realized gain (loss)		153,461
Change in net unrealized appreciation (depreciation) on: Investment securities	(1,726,020)
Futures contracts	(4,330)
Total change in net unrealized appreciation (depreciation)		(1,730,350)
Net gain (loss)		(1,576,889)
Net increase (decrease) in net assets resulting from operations		$ (1,025,163)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended February 29, 2008	Year ended February 28, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 551,726	$ 474,276
Net realized gain (loss)	153,461	279,302
Change in net unrealized appreciation (depreciation)	(1,730,350)	2,094,762
Net increase (decrease) in net assets resulting from operations	(1,025,163)	2,848,340
Distributions to shareholders from net investment income	(543,854)	(460,358)
Distributions to shareholders from net realized gain	(28,042)	-
Total distributions	(571,896)	(460,358)
Share transactions - net increase (decrease)	708,899	862,483
Total increase (decrease) in net assets	(888,160)	3,250,465

Net Assets
Beginning of period	27,293,736	24,043,271
End of period (including undistributed net investment income of $99,068 and undistributed net investment income of $91,080, respectively)	$ 26,405,576	$ 27,293,736

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Investor Class

Years ended February 28,	2008 G	2007	2006	2005	2004 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.94	$ 45.45	$ 42.68	$ 40.67	$ 29.87
Income from Investment Operations
Net investment income (loss) B	.99	.88	.77	.77 E	.55
Net realized and unrealized gain (loss)	(2.71)	4.47	2.75	1.98	10.79
Total from investment operations	(1.72)	5.35	3.52	2.75	11.34
Distributions from net investment income	(.97)	(.86)	(.75)	(.74)	(.54)
Distributions from net realized gain	(.05)	-	-	-	-
Total distributions	(1.02)	(.86)	(.75)	(.74)	(.54)
Net asset value, end of period	$ 47.20	$ 49.94	$ 45.45	$ 42.68	$ 40.67
Total Return A	(3.66)%	11.90%	8.36%	6.85%	38.29%
Ratios to Average Net Assets C, F
Expenses before reductions	.10%	.10%	.10%	.40%	.40%
Expenses net of fee waivers, if any	.10%	.10%	.10%	.14%	.19%
Expenses net of all reductions	.09%	.09%	.09%	.14%	.19%
Net investment income (loss)	1.90%	1.87%	1.79%	1.91% E	1.55%
Supplemental Data
Net assets, end of period (in millions)	$ 20,102	$ 22,206	$ 20,619	$ 21,133	$ 18,562
Portfolio turnover rate D	7%	7%	6%	5%	5%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Investment income per share reflects a special dividend which amounted to $.12 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.61%.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advantage Class

Years ended February 28,	2008 I	2007	2006 G
Selected Per-Share Data
Net asset value, beginning of period	$ 49.94	$ 45.45	$ 42.01
Income from Investment Operations
Net investment income (loss) D	1.00	.90	.33
Net realized and unrealized gain (loss)	(2.70)	4.46	3.33
Total from investment operations	(1.70)	5.36	3.66
Distributions from net investment income	(.99)	(.87)	(.22)
Distributions from net realized gain	(.05)	-	-
Total distributions	(1.04)	(.87)	(.22)
Net asset value, end of period	$ 47.20	$ 49.94	$ 45.45
Total Return B, C	(3.63)%	11.93%	8.73%
Ratios to Average Net Assets E, H
Expenses before reductions	.07%	.07%	.07% A
Expenses net of fee waivers, if any	.07%	.07%	.07% A
Expenses net of all reductions	.06%	.06%	.07% A
Net investment income (loss)	1.92%	1.89%	1.96% A
Supplemental Data
Net assets, end of period (in millions)	$ 6,304	$ 5,088	$ 3,425
Portfolio turnover rate F	7%	7%	6%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 14, 2005 (commencement of sale of shares) to February 28, 2006.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended February 29, 2008

(Amounts in thousands except ratios)

1. Organization.

Spartan U.S. Equity Index Fund (the Fund) is a fund of Fidelity Concord Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Investor Class and Fidelity Advantage Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund offers conversion privileges between share classes to eligible shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

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Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain.

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3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48), on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. The Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

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Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to futures transactions, redemptions in kind, deferred trustees compensation, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 9,589,017
Unrealized depreciation	(2,652,056)
Net unrealized appreciation (depreciation)	6,936,961
Undistributed ordinary income	99,504

Cost for federal income tax purposes	$ 20,372,668

The tax character of distributions paid was as follows:

	February 29, 2008	February 28, 2007
Ordinary Income	$ 543,854	$ 460,358
Long-term Capital Gains	28,042	-
Total	$ 571,896	$ 460,358

New Accounting Pronouncements. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

In addition, in March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the affect derivatives have on financial performance. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by

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4. Operating Policies - continued

Repurchase Agreements - continued

government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $2,829,339 and $1,853,827, respectively.

Securities delivered through in-kind redemptions aggregated $82,742. Realized gain (loss) of $57,566 on securities delivered through in-kind redemptions is included in the accompanying Statement of Operations as realized gain or loss on investment securities and is not taxable to the Fund.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .07% of average net assets. Under the management contract, FMR pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. In addition, under the expense contract, FMR pays class-level expenses of Investor Class and Fidelity Advantage Class so that total expenses do not exceed .10% and .07% of the class's average net assets, respectively, with certain exceptions.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by FMR for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives asset-based fees of .06% and .03% of average net assets for the Investor Class and Fidelity Advantage Class, respectively. Under the expense contract, the Investor Class pays transfer agent fees at an annual rate of .03%, and the Fidelity Advantage Class pays no transfer agent fees. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 5,732	4.55%	$ 1

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $65 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Annual Report

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $2,497.

9. Expense Reductions.

Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's management fee by $165 and reduced transfer agent fee by $2,569.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended February 28,	2008A	2007
From net investment income
Investor Class	427,649	384,752
Fidelity Advantage Class	116,205	75,606
Total	$ 543,854	$ 460,358
From net realized gain
Investor Class	21,850	-
Fidelity Advantage Class	6,192	-
Total	$ 28,042	$ -

A For the year ended February 29.

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended February 28,	2008A	2007	2008A	2007
Investor Class
Shares sold	95,669	97,925	$ 4,953,133	$ 4,656,371
Reinvestment of distributions	8,418	8,100	446,829	381,810
Shares redeemed	(122,850)	(114,995)	(6,265,124)	(5,446,297)
Net increase (decrease)	(18,763)	(8,970)	$ (865,162)	$ (408,116)
Fidelity Advantage Class
Shares sold	56,051	45,458	$ 2,826,514	$ 2,163,291
Reinvestment of distributions	2,210	1,537	117,544	72,714
Shares redeemed	(26,586)	(20,453)	(1,369,997)	(965,406)
Net increase (decrease)	31,675	26,542	$ 1,574,061	$ 1,270,599

A For the year ended February 29.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Concord Street Trust and the Shareholders of Spartan U.S. Equity Index Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Spartan U.S. Equity Index Fund (a fund of Fidelity Concord Street Trust) at February 29, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Spartan U.S. Equity Index Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 29, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

April 22, 2008

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 376 funds advised by FMR or an affiliate. Mr. Curvey oversees 371 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (77)

Year of Election or Appointment: 1987

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006-present), Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Mr. Edward C. Johnson 3d and Mr. Arthur E. Johnson are not related.

James C. Curvey (72)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) or Member of the Advisory Board (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. Mr. Curvey joined Fidelity in 1982 and served in numerous senior management positions, including President and Chief Operating Officer of FMR LLC (1997-2000) and President of Fidelity Strategic Investments (2000-2002). In addition, he serves as a member of the Board of Directors of Geerlings & Wade, Inc. (wine distribution).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR. FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (59)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (65)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

George H. Heilmeier (71)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

James H. Keyes (67)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002-present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions).

Marie L. Knowles (61)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (64)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees (2006-present). Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Sony Corporation (2006-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

Cornelia M. Small (63)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (68)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment firm, 2005-present). He is a special advisor to Clayton, Dubilier & Rice, Inc., a private equity investment firm. He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (69)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman and a Director of Hershey Foods Corporation (2007-present), where prior to his retirement in 2001, he was Chairman and Chief Executive Officer. Mr. Wolfe currently serves as a member of the board of Revlon Inc. (2004-present). Previously, Mr. Wolfe served as a member of the boards of Adelphia Communications Corporation (2003-2006) and Bausch & Lomb, Inc. (1993-2007).

Advisory Board Members and Executive Officers**:

Correspondence intended for Mr. Mauriello, Mr. Thomas, Mr. Wiley, Mr. Lacy, and Mr. Arthur Johnson may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation
Arthur E. Johnson (61)

Year of Election or Appointment: 2008

Member of the Advisory Board of Fidelity Concord Street Trust. Mr. Johnson serves as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor). In addition, Mr. Johnson serves as a member of the Board of Directors of AGL Resources, Inc. (holding company, 2002-present), and IKON Office Solutions, Inc. (document management systems and services). Mr. Arthur E. Johnson and Mr. Edward C. Johnson 3d are not related.

Alan J. Lacy (54)

Year of Election or Appointment: 2008

Member of the Advisory Board of Fidelity Concord Street Trust. Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (a private equity firm). Mr. Lacy also served as Vice Chairman and Chief Executive Officer of Sears Holdings Corporation and Sears, Roebuck and Co. (retail, 2005-2006; 2000-2005). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb (global pharmaceuticals, 2007-present). Mr. Lacy is a Trustee of the National Parks Conservation Association and The Field Museum of Natural History.

Peter S. Lynch (64)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Concord Street Trust. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Joseph Mauriello (63)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Concord Street Trust. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services firm, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd. (global insurance and re-insurance company, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-present). He also served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

David M. Thomas (58)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Concord Street Trust. Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products holding company), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (57)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Concord Street Trust. Mr. Wiley also serves as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). He serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production company, 2005-present). In addition, he also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Sr. Energy Advisor of Katzenbach Partners, LLC (consulting firm, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment firm), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services company, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production company, 2001-2005).

Kimberley H. Monasterio (44)

Year of Election or Appointment: 2007

President and Treasurer of Spartan U.S. Equity Index. Ms. Monasterio also serves as President and Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2004-present). Previously, Ms. Monasterio served as Deputy Treasurer of the Fidelity funds (2004-2006). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Walter C. Donovan (45)

Year of Election or Appointment: 2007

Vice President of Spartan U.S. Equity Index. Mr. Donovan also serves as Vice President of Fidelity's Equity Funds (2007-present). Mr. Donovan also serves as Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present). Previously, Mr. Donovan served as Vice President of Fidelity's High Income Funds (2005-2007), Fixed-Income Funds (2005-2006), certain Asset Allocation Funds (2005-2006), certain Balanced Funds (2005-2006), and as Vice President and Director of Fidelity's International Equity Trading group (1998-2005).

Eric D. Roiter (59)

Year of Election or Appointment: 1998

Secretary of Spartan U.S. Equity Index. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

John B. McGinty, Jr. (45)

Year of Election or Appointment: 2008

Assistant Secretary of Spartan U.S. Equity Index. Mr. McGinty also serves as Assistant Secretary of other Fidelity funds (2008-present) and is an employee of FMR LLC (2004-present). Mr. McGinty also serves as Senior Vice President, Secretary, and Chief Legal Officer of FDC (2007-present). Before joining Fidelity Investments, Mr. McGinty practiced law at Ropes & Gray, LLP.

R. Stephen Ganis (41)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of Spartan U.S. Equity Index. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR LLC (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Joseph B. Hollis (59)

Year of Election or Appointment: 2006

Chief Financial Officer of Spartan U.S. Equity Index. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (60)

Year of Election or Appointment: 2004

Chief Compliance Officer of Spartan U.S. Equity Index. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002-present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Bryan A. Mehrmann (46)

Year of Election or Appointment: 2005

Deputy Treasurer of Spartan U.S. Equity Index. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kenneth B. Robins (38)

Year of Election or Appointment: 2005

Deputy Treasurer of Spartan U.S. Equity Index. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (41)

Year of Election or Appointment: 2005

Assistant Treasurer of Spartan U.S. Equity Index. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (54)
Year of Election or Appointment: 2004 Assistant Treasurer of Spartan U.S. Equity Index. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Paul M. Murphy (60)

Year of Election or Appointment: 2007

Assistant Treasurer of Spartan U.S. Equity Index. Mr. Murphy also serves as Assistant Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity Funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services Group (FPCMS) (1994-2007).

Gary W. Ryan (49)

Year of Election or Appointment: 2005

Assistant Treasurer of Spartan U.S. Equity Index. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

** FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Distributions

The fund hereby designates as a capital gain dividend with respect to the taxable year ended February 29, 2008, $54,789,291, or, if subsequently determined to be different, the net capital gain of such year.

A total of 0.19% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

Investor class designates 99%, 98%, 98%, and 98%; Advantage class designates 97% of the dividends distributed in April, July, October, and December, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Investor class designates 100% of the dividends distributed during the fiscal year; Advantage class designates 99%, 98%, 98%, and 98% of each dividend distributed in April, July, October, and December respectively during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2009 of amounts for use in preparing 2008 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of shareholders was held on December 13, 2007. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to reduce the required quorum for shareholder meetings.A
	# of Votes	% of Votes
Affirmative	19,154,315,675.67	76.651
Against	4,609,247,880.96	18.446
Abstain	965,873,543.48	3.864
Broker Non-Votes	259,452,905.63	1.039
TOTAL	24,988,890,005.74	100.000
PROPOSAL 2
To elect a Board of Trustees.A
James C. Curvey
Affirmative	23,704,780,943.95	94.861
Withheld	1,284,109,061.79	5.139
TOTAL	24,988,890,005.74	100.000
Dennis J. Dirks
Affirmative	23,781,622,687.42	95.169
Withheld	1,207,267,318.32	4.831
TOTAL	24,988,890,005.74	100.000
Albert R. Gamper, Jr.
Affirmative	23,767,840,259.18	95.114
Withheld	1,221,049,746.56	4.886
TOTAL	24,988,890,005.74	100.000
George H. Heilmeier
Affirmative	23,737,496,011.43	94.992
Withheld	1,251,393,994.31	5.008
TOTAL	24,988,890,005.74	100.000
Edward C. Johnson 3d
Affirmative	23,600,952,366.46	94.446
Withheld	1,387,937,639.28	5.554
TOTAL	24,988,890,005.74	100.000
James H. Keyes
Affirmative	23,763,258,549.78	95.095
Withheld	1,225,631,455.96	4.905
TOTAL	24,988,890,005.74	100.000
Marie L. Knowles
Affirmative	23,753,447,780.84	95.056
Withheld	1,235,442,224.90	4.944
TOTAL	24,988,890,005.74	100.000
Ned C. Lautenbach
Affirmative	23,763,228,852.04	95.095
Withheld	1,225,661,153.70	4.905
TOTAL	24,988,890,005.74	100.000
Cornelia M. Small
Affirmative	23,766,490,777.77	95.108
Withheld	1,222,399,227.97	4.892
TOTAL	24,988,890,005.74	100.000
William S. Stavropoulos
Affirmative	23,740,913,140.79	95.006
Withheld	1,247,976,864.95	4.994
TOTAL	24,988,890,005.74	100.000
Kenneth L. Wolfe
Affirmative	23,760,336,636.65	95.084
Withheld	1,228,553,369.09	4.916
TOTAL	24,988,890,005.74	100.000

A Denotes trust-wide proposal and voting results.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

FMR Co., Inc.

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional

Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Mellon Bank, N.A.

Pittsburgh, PA

UEI-UANN-0408
1.790915.104

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Item 2. Code of Ethics

As of the end of the period, February 29, 2008, Fidelity Concord Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees.

For the fiscal years ended February 29, 2008 and February 28, 2007, the aggregate Audit Fees billed by PricewaterhouseCoopers LLP (PwC) for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for those fiscal years, for the Spartan Extended Market Index Fund, Spartan International Index Fund, Spartan Total Market Fund and Spartan U.S. Equity Index Fund (the funds) and for all funds in the Fidelity Group of Funds are shown in the table below.

Fund	2008A	2007A
Spartan Extended Market Index Fund	$77,000	$69,000
Spartan International Index Fund	$78,000	$67,000
Spartan Total Market Index Fund	$86,000	$75,000
Spartan U.S. Equity Index Fund	$134,000	$144,000
All funds in the Fidelity Group of Funds audited by PwC	$14,100,000	$14,100,000
A	Aggregate amounts may reflect rounding.

(b) Audit-Related Fees.

In each of the fiscal years ended February 29, 2008 and February 28, 2007, the aggregate Audit-Related Fees billed by PwC for services rendered for assurance and related services to each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Fund	2008A	2007A
Spartan Extended Market Index Fund	$0	$0
Spartan International Index Fund	$0	$0
Spartan Total Market Index Fund	$0	$0
Spartan U.S. Equity Index Fund	$0	$0
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended February 29, 2008 and February 28, 2007, the aggregate Audit-Related Fees that were billed by PwC that were required to be approved by the Audit Committee for services rendered on behalf of Fidelity Management & Research Company (FMR) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the funds ("Fund Service Providers") for assurance and related services that relate directly to the operations and financial reporting of each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Billed By	2008A	2007A
PwC	$0	$0
A	Aggregate amounts may reflect rounding.

Fees included in the audit-related category comprise assurance and related services (e.g., due diligence services) that are traditionally performed by the independent registered public accounting firm. These audit-related services include due diligence related to mergers and acquisitions, accounting consultations and audits in connection with acquisitions, internal control reviews, attest services that are not required by statute or regulation and consultation concerning financial accounting and reporting standards.

(c) Tax Fees.

In each of the fiscal years ended February 29, 2008 and February 28, 2007, the aggregate Tax Fees billed by PwC for professional services rendered for tax compliance, tax advice, and tax planning for each fund is shown in the table below.

Fund	2008A	2007A
Spartan Extended Market Index Fund	$3,900	$2,900
Spartan International Index Fund	$4,900	$2,900
Spartan Total Market Index Fund	$3,900	$2,900
Spartan U.S. Equity Index Fund	$3,900	$3,800
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended February 29, 2008 and February 28, 2007, the aggregate Tax Fees billed by PwC that were required to be approved by the Audit Committee for professional services rendered on behalf of the Fund Service Providers for tax compliance, tax advice, and tax planning that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2008A	2007A
PwC	$0	$0
A	Aggregate amounts may reflect rounding.

Fees included in the Tax Fees category comprise all services performed by professional staff in the independent registered public accounting firm's tax division except those services related to the audit. Typically, this category would include fees for tax compliance, tax planning, and tax advice. Tax compliance, tax advice, and tax planning services include preparation of original and amended tax returns, claims for refund and tax payment-planning services, assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

(d) All Other Fees.

In each of the fiscal years ended February 29, 2008 and February 28, 2007, the aggregate Other Fees billed by PwC for all other non-audit services rendered to the funds is shown in the table below.

Fund	2008A	2007A
Spartan Extended Market Index Fund	$1,800	$1,900
Spartan International Index Fund	$2,700	$2,100
Spartan Total Market Index Fund	$3,300	$2,900
Spartan U.S. Equity Index Fund	$10,800	$12,100
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended February 29, 2008 and February 28, 2007, the aggregate Other Fees billed by PwC that were required to be approved by the Audit Committee for all other non-audit services rendered on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2008A	2007A
PwC	$220,000	$125,000
A	Aggregate amounts may reflect rounding.

Fees included in the All Other Fees category include services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the fund.

(e) (1)	Audit Committee Pre-Approval Policies and Procedures:

The trust's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity Fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (Covered Service) are subject to approval by the Audit Committee before such service is provided. Non-audit services provided by a fund audit firm for a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund (Non-Covered Service) but that are expected to exceed $50,000 are also subject to pre-approval by the Audit Committee.

All Covered Services, as well as Non-Covered Services that are expected to exceed $50,000, must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee. Neither pre-approval nor advance notice of Non-Covered Service engagements for which fees are not expected to exceed $50,000 is required; such engagements are to be reported to the Audit Committee monthly.

(e) (2)	Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended February 29, 2008 and February 28, 2007 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended February 29, 2008 and February 28, 2007 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

Tax Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended February 29, 2008 and February 28, 2007 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended February 29, 2008 and February 28, 2007 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended February 29, 2008 and February 28, 2007 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended February 29, 2008 and February 28, 2007 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

(f) Not applicable.

(g) For the fiscal years ended February 29, 2008 and February 28, 2007, the aggregate fees billed by PwC of $1,550,000A and $1,285,000A for non-audit services rendered on behalf of the funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Fund Service Providers relating to Covered Services and Non-Covered Services are shown in the table below.

	2008A	2007A
Covered Services	$255,000	$155,000
Non-Covered Services	$1,295,000	$1,130,000
A	Aggregate amounts may reflect rounding.

(h) The trust's Audit Committee has considered Non-Covered Services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the funds, taking into account representations from PwC, in accordance with Independence Standards Board Standard No.1, regarding its independence from the funds and their related entities.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Concord Street Trust

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	April 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	April 29, 2008
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	April 29, 2008